UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

John Hitt, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	August 31, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers®
Emerging Markets Fund of Funds

Semiannual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
Emerging Markets	.10%
Actual		$ 1,000.00	$ 836.30	$ .46
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .51
Class F	.10%
Actual		$ 1,000.00	$ 836.30	$ .46
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .51
Class L	.10%
Actual		$ 1,000.00	$ 835.50	$ .46
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .51
Class N	.35%
Actual		$ 1,000.00	$ 834.50	$ 1.61
HypotheticalA		$ 1,000.00	$ 1,023.38	$ 1.78

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Acadian Emerging Markets Portfolio Institutional Class	13.0	17.4
Aberdeen Emerging Markets Fund Institutional Class	12.9	14.4
T. Rowe Price Emerging Markets Stock Fund	12.2	11.6
Lazard Emerging Markets Equity Portfolio Institutional Class	11.9	14.3
Fidelity Emerging Markets Fund	10.0	10.8
Oppenheimer Developing Markets Fund Class Y	6.2	5.8
Parametric Emerging Markets Fund Institutional Class	5.5	5.2
iShares Core MSCI Emerging Markets ETF	5.3	0.0
Causeway Emerging Markets Fund - Investor Class	5.3	0.0
Brandes Emerging Markets Value Fund Class A	5.1	0.0
	87.4
Asset Allocation (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
Diversified Emerging Markets Funds 95.2%	Emerging Markets Funds 100.0%
Other 4.8%	Short-Term Investments and Net Other Assets (Liabilities) 0.0%
Short-Term Investments and Net Other Assets (Liabilities) 0.0%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Semiannual Report

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 100.0%
	Shares	Value
Diversified Emerging Markets Funds - 95.2%
Aberdeen Emerging Markets Fund Institutional Class	120,983	$ 1,446,954
Acadian Emerging Markets Portfolio Institutional Class	91,818	1,454,404
Brandes Emerging Markets Value Fund Class A	86,539	567,696
Causeway Emerging Markets Fund - Investor Class	56,968	590,193
Fidelity Emerging Markets Fund (b)	52,107	1,122,915
GMO Emerging Markets Fund Class IV	41,973	348,795
iShares Core MSCI Emerging Markets ETF	14,730	599,364
iShares MSCI Emerging Markets Index ETF	8,657	292,953
Lazard Emerging Markets Equity Portfolio Institutional Class	92,615	1,339,212
Morgan Stanley Institutional Fund, Inc. Frontier Emerging Markets Portfolio Class A	13,282	231,898
Oppenheimer Developing Markets Fund Class Y	23,324	693,179
Parametric Emerging Markets Fund Institutional Class	50,982	618,406
T. Rowe Price Emerging Markets Stock Fund	47,694	1,373,581
Templeton Frontier Markets Fund Advisor Class	64	787
Wasatch Frontier Emerging Small Countries Fund	691	1,940
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		10,682,277
Other - 4.8%
iShares China Large-Cap ETF	12,265	440,436
SPDR S&P China ETF	1,452	101,088
TOTAL OTHER		541,524
TOTAL EQUITY FUNDS (Cost $13,431,970)		11,223,801
Money Market Funds - 0.1%

SSgA U.S. Treasury Money Market Fund Class N, 0% (a)(c) (Cost $13,198)	13,198	13,198
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $13,445,168)		11,236,999
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(9,843)
NET ASSETS - 100%		$ 11,227,156
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
(c) Non-income producing
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$ 1,317,796	$ -	$ -	$ -	$ 1,122,915
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2015 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $12,235,102)	$ 10,114,084
Affiliated issuers (cost $1,210,066)	1,122,915
Total Investments (cost $13,445,168)		$ 11,236,999
Receivable for fund shares sold		24,307
Prepaid expenses		41
Receivable from investment adviser for expense reductions		3,215
Other receivables		407
Total assets		11,264,969

Liabilities
Payable for investments purchased	$ 23,449
Payable for fund shares redeemed	858
Distribution and service plan fees payable	18
Other affiliated payables	333
Other payables and accrued expenses	13,155
Total liabilities		37,813

Net Assets		$ 11,227,156
Net Assets consist of:
Paid in capital		$ 13,535,308
Undistributed net investment income		22,565
Accumulated undistributed net realized gain (loss) on investments		(122,548)
Net unrealized appreciation (depreciation) on investments		(2,208,169)
Net Assets		$ 11,227,156

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2015 (Unaudited)
Emerging Markets:
Net Asset Value, offering price and redemption price per share ($9,805,168 ÷ 1,171,732 shares)	$ 8.37

Class F:
Net Asset Value, offering price and redemption price per share ($1,224,950 ÷ 146,389 shares)	$ 8.37

Class L:
Net Asset Value, offering price and redemption price per share ($111,942 ÷ 13,371 shares)	$ 8.37

Class N:
Net Asset Value, offering price and redemption price per share ($85,096 ÷ 10,179 shares)	$ 8.36

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$ 28,125

Expenses
Management fee	$ 19,046
Transfer agent fees	1,326
Distribution and service plan fees	124
Accounting fees and expenses	793
Custodian fees and expenses	4,948
Independent trustees' compensation	70
Registration fees	27,134
Audit	17,386
Legal	50
Miscellaneous	81
Total expenses before reductions	70,958
Expense reductions	(65,447)	5,511
Net investment income (loss)		22,614
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(104,532)
Realized gain distributions from underlying funds:
Unaffiliated issuers	13,959
Total net realized gain (loss)		(90,573)
Change in net unrealized appreciation (depreciation) on investment securities		(2,138,578)
Net gain (loss)		(2,229,151)
Net increase (decrease) in net assets resulting from operations		$ (2,206,537)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,614	$ 150,187
Net realized gain (loss)	(90,573)	43,324
Change in net unrealized appreciation (depreciation)	(2,138,578)	306,653
Net increase (decrease) in net assets resulting from operations	(2,206,537)	500,164
Distributions to shareholders from net investment income	-	(164,989)
Distributions to shareholders from net realized gain	(41,904)	(38,522)
Total distributions	(41,904)	(203,511)
Share transactions - net increase (decrease)	1,299,350	1,380,457
Redemption fees	5,478	82
Total increase (decrease) in net assets	(943,613)	1,677,192

Net Assets
Beginning of period	12,170,769	10,493,577
End of period (including undistributed net investment income of $22,565 and distributions in excess of net investment income of $49, respectively)	$ 11,227,156	$ 12,170,769

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers Emerging Markets Fund of Funds

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 9.75	$ 10.53	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.13	.13	.14
Net realized and unrealized gain (loss)	(1.66)	.34	(.78)	.53
Total from investment operations	(1.64)	.47	(.65)	.67
Distributions from net investment income	-	(.15)	(.11)	(.14)
Distributions from net realized gain	(.03)	(.04)	(.03)	-
Total distributions	(.03)	(.18) J	(.13) I	(.14)
Redemption fees added to paid in capitalD,H	-	-	-	-
Net asset value, end of period	$ 8.37	$ 10.04	$ 9.75	$ 10.53
Total ReturnB, C	(16.37)%	4.86%	(6.18)%	6.71%
Ratios to Average Net AssetsF
Expenses before reductions	1.12%A	1.07%	1.25%	1.14%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%A
Expenses net of all reductions	.08%A	.10%	.10%	.10%A
Net investment income (loss)	.36%A	1.29%	1.29%	1.71%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,805	$ 10,979	$ 9,832	$ 9,475
Portfolio turnover rateG	74% A	11%	10%	8%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 2, 2012 (commencement of operations) to February 28, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.005 per share.

I Total distributions of $.13 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.025 per share.

J Total distributions of $.18 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers Emerging Markets Fund of Funds Class F

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 9.75	$ 10.53	$ 10.43
Income from Investment Operations
Net investment income (loss) D	.02	.13	.13	.10
Net realized and unrealized gain (loss)	(1.66)	.34	(.78)	.14
Total from investment operations	(1.64)	.47	(.65)	.24
Distributions from net investment income	-	(.15)	(.11)	(.14)
Distributions from net realized gain	(.03)	(.04)	(.03)	-
Total distributions	(.03)	(.18) J	(.13) I	(.14)
Redemption fees added to paid in capitalD,H	-	-	-	-
Net asset value, end of period	$ 8.37	$ 10.04	$ 9.75	$ 10.53
Total ReturnB, C	(16.37)%	4.86%	(6.18)%	2.31%
Ratios to Average Net AssetsF
Expenses before reductions	1.06%A	1.03%	1.43%	1.14%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%A
Expenses net of all reductions	.08%A	.10%	.10%	.10%A
Net investment income (loss)	.36%A	1.29%	1.29%	4.90%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,225	$ 988	$ 466	$ 154
Portfolio turnover rateG	74% A	11%	10%	8%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.005 per share.

I Total distributions of $.13 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.025 per share.

J Total distributions of $.18 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.035per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers Emerging Markets Fund of Funds Class L

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.05	$ 9.75	$ 10.13
Income from Investment Operations
Net investment income (loss) D	.02	.13	.11
Net realized and unrealized gain (loss)	(1.67)	.35	(.36)
Total from investment operations	(1.65)	.48	(.25)
Distributions from net investment income	-	(.15)	(.11)
Distributions from net realized gain	(.03)	(.04)	(.02)
Total distributions	(.03)	(.18) I	(.13)
Redemption fees added to paid in capitalD,H	-	-	-
Net asset value, end of period	$ 8.37	$ 10.05	$ 9.75
Total ReturnB, C	(16.45)%	4.97%	(2.56)%
Ratios to Average Net AssetsF
Expenses before reductions	1.09%A	1.07%	1.79%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%A
Expenses net of all reductions	.08%A	.10%	.10%A
Net investment income (loss)	.36%A	1.29%	3.65%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 112	$ 102	$ 97
Portfolio turnover rateG	74% A	11%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.005 per share.

I Total distributions of $.18 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers Emerging Markets Fund of Funds Class N

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.05	$ 9.75	$ 10.13
Income from Investment Operations
Net investment income (loss) D	.01	.11	.10
Net realized and unrealized gain (loss)	(1.67)	.34	(.36)
Total from investment operations	(1.66)	.45	(.26)
Distributions from net investment income	-	(.12)	(.10)
Distributions from net realized gain	(.03)	(.04)	(.02)
Total distributions	(.03)	(.15) I	(.12)
Redemption fees added to paid in capitalD,H	-	-	-
Net asset value, end of period	$ 8.36	$ 10.05	$ 9.75
Total ReturnB, C	(16.55)%	4.69%	(2.59)%
Ratios to Average Net AssetsF
Expenses before reductions	1.37%A	1.32%	2.05%A
Expenses net of fee waivers, if any	.35%A	.35%	.35%A
Expenses net of all reductions	.34%A	.35%	.35%A
Net investment income (loss)	.11%A	1.04%	3.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 85	$ 102	$ 97
Portfolio turnover rateG	74% A	11%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.005 per share.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2015 (Unaudited)

1. Organization.

Strategic Advisers® Emerging Markets Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund currently invests in affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) (the Underlying Funds). The Fund offers Emerging Market, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Distributions from the Underlying Funds and ETFs that are deemed to be return of capital are recorded as a reduction of cost of investments.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred an excise tax liability on undistributed net investment income which is included in Miscellaneous expense on the Statement of Operations. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustee compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,250
Gross unrealized depreciation	(2,264,079)
Net unrealized appreciation (depreciation) on securities	$ (2,262,829)

Tax Cost	$ 13,499,828

Semiannual Report

2. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $5,943,735 and $4,649,302, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.25% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Acadian Asset Management LLC, M&G Investments Management Limited, Somerset Capital Management LLP and Pyramis Global Advisors, LLC (an affiliate of the investment adviser) have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 124	$ 124

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets *
Emerging Markets	$ 1,309.02
Class L	10.02
Class N	7.01
	$ 1,326

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2016. During the period, this waiver reduced the Fund's management fee by $19,046.

The investment adviser has also contractually agreed to reimburse Emerging Markets, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2016. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example sub-advisory fees and interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Emerging Markets	.10%	$ 40,848
Class F	.10%	3,857
Class L	.10%	369
Class N	.35%	354

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $965 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses as follows:

Amount
Emerging Markets	$ 8

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2015	Year ended February 28, 2015
From net investment income
Emerging Markets	$ -	$ 150,910
Class F	-	11,431
Class L	-	1,455
Class N	-	1,193
Total	$ -	$ 164,989

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Distributions to Shareholders - continued

	Six months ended August 31, 2015	Year ended February 28, 2015
From net realized gain
Emerging Markets	$ 37,618	$ 35,871
Class F	3,615	1,951
Class L	336	350
Class N	335	350
Total	$ 41,904	$ 38,522

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended August 31, 2015	Year ended February 28, 2015	Six months ended August 31, 2015	Year ended February 28, 2015
Emerging Markets
Shares sold	158,012	166,658	$ 1,577,600	$ 1,723,851
Reinvestment of distributions	3,643	18,973	37,599	186,781
Shares redeemed	(82,886)	(101,526)	(810,032)	(1,053,925)
Net increase (decrease)	78,769	84,105	$ 805,167	$ 856,707
Class F
Shares sold	55,805	54,370	$ 537,837	$ 560,712
Reinvestment of distributions	350	1,363	3,615	13,382
Shares redeemed	(8,113)	(5,246)	(78,109)	(53,692)
Net increase (decrease)	48,042	50,487	$ 463,343	$ 520,402
Class L
Shares sold	3,161	-	$ 30,169	$ -
Reinvestment of distributions	33	183	336	1,805
Net increase (decrease)	3,194	183	$ 30,505	$ 1,805
Class N
Reinvestment of distributions	32	157	335	1,543
Net increase (decrease)	32	157	$ 335	$ 1,543

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 73% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Emerging Markets Fund of Funds

On June 4, 2015, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with Somerset Capital Management LLP (New Sub-Adviser) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the New Sub-Adviser, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the New Sub-Adviser's investment staff, its use of technology, and the New Sub-Adviser's approach to managing and compensating investment personnel. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board also considered the historical investment performance of the New Sub-Adviser and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the projected change in the fund's total operating expenses as a result of hiring the New Sub-Adviser.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.25% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its 0.30% portion of the fund's management fee through April 30, 2016. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, sub-advisory fees and acquired fund fees and expenses, if any) as a percentage of net assets exceed 0.10%, 0.10% and 0.35%, respectively, through April 30, 2016. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, sub-advisory fees and acquired fund fees and expenses, if any) exceed 0.10% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that there are no expected changes to the fund's total net expenses as a result of approving the Sub-Advisory Agreement.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Semiannual Report

Potential Fall-Out Benefits. The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Adviser, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Adviser will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale. The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to shareholders.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Strategic Advisers Emerging Markets Fund of Funds

On March 5, 2015, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with M&G Investments (New Sub-Adviser) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the New Sub-Adviser, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the New Sub-Adviser's investment staff, its use of technology, and the New Sub-Adviser's approach to managing and compensating investment personnel. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance. The Board also considered the historical investment performance of the New Sub-Adviser and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the projected change in the fund's total operating expenses as a result of hiring the New Sub-Adviser. The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.25% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its 0.30% portion of the fund's management fee through April 30, 2016. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, sub-advisory fees and acquired fund fees and expenses, if any) as a percentage of net assets exceed 0.10%, 0.10% and 0.35%, respectively, through April 30, 2016. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, sub-advisory fees and acquired fund fees and expenses, if any) exceed 0.10% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Adviser, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Adviser will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale. The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to shareholders.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Acadian Asset Management LLC

M&G Investment Management Limited

Pyramis Global Advisors, LLC

Somerset Capital Management LLP

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

RMF-USAN-1015
1.938035.103

Strategic Advisers® Emerging Markets Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2015

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period C March 1, 2015 to August 31, 2015
Actual	.23%	$ 1,000.00	$ 836.30	$ 1.06
Hypothetical A		$ 1,000.00	$ 1,023.98	$ 1.17

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Lazard Emerging Markets Equity Portfolio Institutional Class	12.3	13.0
Aberdeen Emerging Markets Fund Institutional Service Class	12.3	12.9
Fidelity Emerging Markets Fund	10.4	10.3
T. Rowe Price Emerging Markets Stock Fund	8.0	8.3
Oppenheimer Developing Markets Fund Class I	5.8	6.1
Parametric Emerging Markets Fund Investor Class	4.8	4.9
Causeway Emerging Markets Fund - Investor Class	4.5	0.0
GMO Emerging Markets Fund Class IV	3.7	13.4
iShares Core MSCI Emerging Markets ETF	3.3	0.0
iShares China Large-Cap ETF	3.2	0.0
	68.3
Asset Allocation (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
Emerging Markets Funds 75.9%	Emerging Markets Funds 78.7%
Stocks 18.1%	Stocks 16.5%
Sector Funds 0.0%	Sector Funds 0.0%
Short-Term Investments and Net Other Assets (Liabilities) 6.0%	Short-Term Investments and Net Other Assets (Liabilities) 4.8%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Semiannual Report

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 17.6%
	Shares	Value
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.1%
Amtek Auto Ltd. (a)	104,060	$ 80,623
CEAT Ltd.	25,673	424,712
Ege Endustri Ve Ticaret A/S	1,463	116,877
FIEM Industries Ltd. (a)	6,200	48,447
Gabriel India Ltd. (a)	101,598	134,996
Gmb Korea Corp.	7,110	31,261
Hyundai Mobis	8,386	1,464,224
JK Tyre & Industries Ltd. (a)	66,839	108,860
MRF Ltd.	2,981	1,814,984
Seoyon Co. Ltd.	10,757	110,055
Sewon Precision Industries Co. Ltd. (a)	912	16,888
Sri Trang Agro-Industry PCL NVDR	177,100	57,814
Sungwoo Hitech Co. Ltd.	32,043	212,143
Yoo Sung Enterprise	16,600	58,389
		4,680,273
Automobiles - 0.8%
Dongfeng Motor Group Co. Ltd. (H Shares)	3,068,000	3,087,774
Geely Automobile Holdings Ltd.	2,930,000	1,134,186
Great Wall Motor Co. Ltd. (H Shares)	24,000	64,103
Hero Motocorp Ltd.	73,575	2,658,569
Hyundai Motor Co.	36,780	4,633,730
Kia Motors Corp.	141,358	5,820,792
Maruti Suzuki India Ltd. (a)	158,650	9,980,419
Tata Motors Ltd. sponsored ADR	12,647	320,222
Tofas Turk Otomobil Fabrikasi A/S	715,489	4,437,541
		32,137,336
Distributors - 0.1%
Dogus Otomotiv Servis ve Ticaret A/S	56,521	242,763
Imperial Holdings Ltd.	327,554	4,557,544
		4,800,307
Hotels, Restaurants & Leisure - 0.0%
Sands China Ltd.	633,200	2,197,803
Household Durables - 0.3%
Cyrela Brazil Realty SA	433,452	1,003,956
Haier Electronics Group Co. Ltd.	2,128,000	3,816,646
Kang Yong Electric PCL NVDR	5,000	38,504
LG Electronics, Inc.	3,080	115,889
MRV Engenharia e Participacoes SA	1,625,595	2,855,263
Skyworth Digital Holdings Ltd.	3,504,000	2,021,004
Tatung Co. Ltd. (a)	415,000	65,907
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Vestel Elektonik Sanayi ve Ticaret A/S (a)	74,277	$ 115,870
Vestel White Goods A/S	185,744	705,244
Wuxi Little Swan Co. Ltd. (B Shares)	242,975	493,158
		11,231,441
Media - 0.1%
ABS CBN Broadcasting Corp. (depositary receipt)	190,800	258,496
CJ Hellovision Co. Ltd.	18,856	184,944
Dish TV India Ltd. (a)	989,013	1,554,890
Eros International Media Ltd. (a)	52,897	383,163
Hyundai HCN	154,083	487,910
KT Skylife Co. Ltd.	6,226	103,444
Megacable Holdings S.A.B. de CV unit	56,222	210,752
Multiplus SA	18,600	193,506
PVR Ltd.	33,440	419,779
Smiles SA	136,400	1,799,285
		5,596,169
Multiline Retail - 0.0%
Magazine Luiza SA	67,600	47,531
Specialty Retail - 0.0%
Cashbuild Ltd.	3,812	89,923
Net Turizm Ticaret Ve Snayi A/S (a)	663,416	362,448
Pc Jeweller Ltd. (a)	27,964	168,248
Super Group Ltd. (a)	38,982	97,278
Via Varejo SA unit	67,900	127,500
		845,397
Textiles, Apparel & Luxury Goods - 0.2%
361 Degrees International Ltd.	305,000	93,270
Aksa Akrilik Kimya Sanayii	84,245	283,682
Belle International Holdings Ltd.	3,319,000	3,036,330
CECEP COSTIN New Materials Group Ltd.	741,000	108,042
China Dongxiang Group Co. Ltd.	1,007,000	250,774
China Great Star International Ltd. (a)	66,524	126,840
China Lilang Ltd.	137,000	117,908
Fuguiniao Co. Ltd.	24,800	36,864
Grendene SA	55,100	248,103
Himatsingka Seide Ltd. (a)	73,516	204,286
Huvis Corp.	29,208	207,450
KPR Mill Ltd.	13,876	156,378
Luthai Textile JSC Ltd. (B Shares)	92,400	112,787
Paiho Shih Holdings Corp.	113,000	80,339
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Peak Sport Products Co. Ltd.	384,000	$ 92,159
RSWM Ltd. (a)	31,500	138,788
Sri Rejeki Isman Tbk PT	10,336,300	239,096
TOPBI International Holdings Ltd.	43,000	135,653
Trident Ltd.	112,718	63,969
Vaibhav Global Ltd. (a)	4,869	29,350
Weiqiao Textile Co. Ltd. (H Shares)	483,500	207,748
Welspun India Ltd.	57,262	666,213
		6,636,029
TOTAL CONSUMER DISCRETIONARY		68,172,286
CONSUMER STAPLES - 1.7%
Beverages - 0.4%
Ambev SA	901,941	4,747,647
Compania Cervecerias Unidas SA sponsored ADR	5,787	128,587
Embotelladora Andina SA sponsored ADR	3,860	80,327
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	74,659	6,646,891
Pepsi-Cola Products Philippines, Inc.	1,114,100	104,542
SABMiller PLC	106,199	4,976,871
		16,684,865
Food & Staples Retailing - 0.4%
BGFretail Co. Ltd.	7,018	1,195,697
Clicks Group Ltd.	111,234	767,892
Drogasil SA	175,800	1,924,437
E-Mart Co. Ltd.	15,334	2,962,610
Eurocash SA	6,906	76,084
Grupo Comercial Chedraui S.A.B. de CV	634,931	1,586,211
GS Retail Co. Ltd.	5,181	292,633
Magnit OJSC GDR (Reg. S)	5,970	298,470
O'Key Group SA GDR (Reg. S)	436,688	873,376
Wal-Mart de Mexico SA de CV Series V	2,791,543	6,704,950
X5 Retail Group NV GDR (Reg. S) (a)	5,588	91,643
		16,774,003
Food Products - 0.8%
Astral Foods Ltd.	6,438	86,397
Brasil Foods SA	366,500	7,025,514
Britannia Industries Ltd. (a)	78,707	3,476,058
China Mengniu Dairy Co. Ltd.	996,000	3,482,765
Dharma Satya Nusantara PT	1,420,700	246,727
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Gruma S.A.B. de CV Series B	352,856	$ 4,754,377
Grupo Herdez S.A.B. de CV	101,305	248,476
Industrias Bachoco SA de CV Series B	49,399	234,462
JBS SA	1,182,600	4,614,118
JUHAYNA Food Industries	1,755,604	1,838,552
M. Dias Branco SA	104,800	1,829,192
Pioneer Foods Ltd.	11,050	165,831
PT Indofood Sukses Makmur Tbk	641,900	242,140
Tiger Brands Ltd.	151,619	3,427,968
		31,672,577
Household Products - 0.0%
Hindustan Unilever Ltd.	89,781	1,165,066
PT Unilever Indonesia Tbk	114,000	322,324
Vinda International Holdings Ltd.	47,000	90,603
		1,577,993
Personal Products - 0.1%
AMOREPACIFIC Corp.	560	179,220
AMOREPACIFIC Group, Inc.	3,070	446,477
Bajaj Corp. Ltd. (a)	14,049	107,122
China King-highway Holdings Ltd. (a)	157,740	504,825
Emami Ltd.	61,675	1,108,151
Marico Ltd.	108,004	660,234
Real Nutriceutical Group Ltd.	685,000	121,973
		3,128,002
Tobacco - 0.0%
British American Tobacco (Malaysia) Bhd	5,100	75,671
TOTAL CONSUMER STAPLES		69,913,111
ENERGY - 1.6%
Energy Equipment & Services - 0.1%
Ezion Holdings Ltd.	4,064,200	2,073,792
Petrofac Ltd.	274,582	3,758,407
		5,832,199
Oil, Gas & Consumable Fuels - 1.5%
Aegean Marine Petroleum Network, Inc.	66,185	559,925
Bangchak Petroleum PCL:
(For. Reg.)	520,100	507,910
NVDR	470,700	459,668
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Bharat Petroleum Corp. Ltd. (a)	500,571	$ 6,664,049
Chennai Petroleum Corp. Ltd. (a)	48,872	170,097
China Petroleum & Chemical Corp. (H Shares)	1,976,000	1,324,995
CNOOC Ltd.	6,276,000	7,866,753
Cosan Ltd. Class A	355,070	1,324,411
Ecopetrol SA ADR	16,771	175,760
Essar Oil Ltd. (a)	58,831	154,966
Formosa Petrochemical Corp.	180,000	403,866
Gazprom OAO sponsored ADR (Reg. S)	528,606	2,370,297
Great Eastern Shipping Co. Ltd.	55,484	307,730
Hindustan Petroleum Corp. Ltd. (a)	298,291	3,792,614
Indian Oil Corp. Ltd. (a)	198,047	1,237,240
Ipek Dogal Enerji Kaynaklari Ve Uretim AS (a)	124,732	93,861
IRPC PCL NVDR	5,908,200	626,427
LUKOIL Oil Co. sponsored ADR (United Kingdom)	134,939	5,089,899
Navios Maritime Acquisition Corp.	29,789	102,772
Ophir Energy PLC (a)	838,595	1,246,289
Petronas Dagangan Bhd	103,300	522,678
Polish Oil & Gas Co. SA	641,046	1,152,744
Polski Koncern Naftowy Orlen SA	283,078	5,534,938
PT Adaro Energy Tbk	7,335,100	310,632
PT Energi Mega Persada Tbk (a)	11,847,200	47,220
PTT PCL NVDR	163,200	1,220,357
Rukun Raharja Tbk PT	399,000	25,417
Sasol Ltd.	220,195	7,120,810
SK Energy Co. Ltd. (a)	5,042	425,894
Surgutneftegas OJSC sponsored ADR	15,776	82,351
Tsakos Energy Navigation Ltd.	177,118	1,330,156
Tupras Turkiye Petrol Rafinelleri A/S (a)	363,457	9,378,971
		61,631,697
TOTAL ENERGY		67,463,896
FINANCIALS - 4.2%
Banks - 2.6%
Abu Dhabi Commercial Bank PJSC (a)	172,009	374,645
Agricultural Bank of China Ltd. (H Shares)	3,918,000	1,582,356
Axis Bank Ltd. GDR (Reg. S)	91,305	3,524,373
Banco do Brasil SA	417,900	2,054,556
Bangkok Bank PCL NVDR	67,100	307,979
Bank of China Ltd. (H Shares)	19,900,000	9,089,748
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Bank of Chongqing Co. Ltd. (H Shares)	265,500	$ 195,270
Bank Polska Kasa Opieki SA	90,984	3,878,196
Banregio Grupo Financiero S.A.B. de CV	63,463	333,729
China CITIC Bank Corp. Ltd. (H Shares) (a)	643,000	394,094
China Construction Bank Corp. (H Shares)	12,955,000	9,110,232
China Merchants Bank Co. Ltd. (H Shares)	88,500	210,800
Chinatrust Financial Holding Co. Ltd.	7,644,832	4,611,699
Commercial International Bank SAE	351,624	2,223,345
Credicorp Ltd. (United States)	49,021	5,391,330
First Gulf Bank PJSC	942,856	3,683,633
Grupo Financiero Banorte S.A.B. de CV Series O	1,134,283	5,459,005
Grupo Financiero Inbursa S.A.B. de CV Series O	733,407	1,551,731
Hana Financial Group, Inc.	144,226	3,316,998
ICICI Bank Ltd. sponsored ADR	591,896	5,161,333
JB Financial Group Co. Ltd.	62,243	335,772
Krung Thai Bank PCL:
(For. Reg.)	6,504,000	3,302,813
NVDR	5,062,000	2,570,547
Lakshmi Vilas Bank Ltd. (a)	146,354	168,874
OTP Bank PLC	294,944	5,687,853
PT Bank Bukopin Tbk	834,000	40,364
PT Bank Jabar Banten Tbk	1,012,800	50,099
PT Bank Negara Indonesia (Persero) Tbk	9,238,900	3,254,986
PT Bank PAN Indonesia Tbk (a)	784,500	60,024
PT Bank Rakyat Indonesia Tbk	5,038,400	3,810,178
PT Bank Tabungan Negara Tbk	7,212,400	546,705
Public Bank Bhd	591,000	2,537,254
Sberbank of Russia sponsored ADR	480,742	2,384,480
Shinhan Financial Group Co. Ltd.	200,664	6,729,393
Sinopac Holdings Co.	635,992	219,233
Standard Bank Group Ltd.	548,759	6,047,041
Standard Chartered PLC (Hong Kong)	309,650	3,615,890
State Bank of Bikaner & Jaipur (a)	6,949	54,745
Thanachart Capital PCL:
(For. Reg.)	797,900	656,754
NVDR	333,700	274,669
TISCO Financial Group PCL NVDR	202,600	223,290
Turkiye Is Bankasi A/S Series C	1,203,804	2,014,406
Woori Bank	207,313	1,598,653
		108,639,075
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - 0.0%
Asia Plus Group Holdings PCL NVDR	1,259,600	$ 132,848
Brait SA	9,303	101,855
Country Group Holdings PCL (a)	1,247,600	42,817
Country Group Holdings PCL warrants (a)	103,967	1,131
Grupo Financiero Interacciones SA de CV	62,091	353,978
Hyundai Securities Co. Ltd.	15,721	97,834
Jih Sun Financial Holdings Co. Ltd.	353,000	81,267
KGI Securities Thailand PCL NVDR	1,850,900	170,423
Yuanta Financial Holding Co. Ltd.	1,748,694	702,362
		1,684,515
Consumer Finance - 0.1%
Krungthai Card PCL NVDR	205,800	505,313
Manappuram General Finance & Leasing Ltd.	310,594	108,616
Ratchthani Leasing PCL	1,316,800	96,262
Shriram Transport Finance Co. Ltd.	213,323	2,614,378
		3,324,569
Diversified Financial Services - 0.4%
Far East Horizon Ltd.	2,744,000	2,184,564
FirstRand Ltd.	1,809,392	7,219,747
Fubon Financial Holding Co. Ltd.	3,138,000	5,398,855
JSE Ltd.	7,811	81,084
		14,884,250
Insurance - 0.8%
Bajaj Finserv Ltd. (a)	34,830	950,162
Liberty Holdings Ltd.	524,339	5,093,069
MMI Holdings Ltd.	1,607,972	3,408,717
MNRB Holdings Bhd	20,300	15,598
People's Insurance Co. of China Group (H Shares)	4,492,000	2,127,166
PICC Property & Casualty Co. Ltd. (H Shares)	2,208,000	4,193,748
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	1,083,000	5,303,172
Porto Seguro SA	314,100	2,882,343
Powszechny Zaklad Ubezpieczen SA	26,016	2,968,178
PT Panin Life Tbk (a)	2,052,400	37,980
Samsung Fire & Marine Insurance Co. Ltd.	12,563	2,862,760
Sanlam Ltd.	1,048,334	5,043,173
		34,886,066
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.0%
Akfen Gayrimenkul Yatirim Ortakligi A/S (a)	96,405	$ 51,013
FII BTG Pactual Corporate Office Fund	11,439	337,021
		388,034
Real Estate Management & Development - 0.2%
Amata Corp. PCL NVDR (a)	207,800	68,416
Asian Property Development PCL NVDR	2,536,100	389,189
Barwa Real Estate Co. (a)	38,013	459,359
Dongwon Development Co. Ltd.	11,391	526,844
Etalon Group Ltd. GDR (Reg. S)	353,645	654,243
Jiangsu Future Land Co. Ltd. (B Shares)	98,900	160,317
KSL Holdings Bhd	142,800	48,821
LBS Bina Group Bhd	341,800	105,931
Longfor Properties Co. Ltd.	194,000	234,551
PT Agung Podomoro Land Tbk (a)	10,384,500	238,733
PT Lippo Cikarang Tbk (a)	388,900	195,834
PT Pakuwon Jati Tbk	2,698,800	72,992
SOHO China Ltd.	3,694,500	1,577,899
Sunac China Holdings Ltd.	423,000	228,691
United Development Co. (a)	129,727	833,351
Vista Land & Lifescapes, Inc.	3,054,300	380,718
Yuzhou Properties Co.	281,000	60,188
		6,236,077
Thrifts & Mortgage Finance - 0.1%
Indiabulls Housing Finance Ltd.	213,963	2,435,162
TOTAL FINANCIALS		172,477,748
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.2%
Mindray Medical International Ltd. sponsored ADR	171,434	4,152,131
Top Glove Corp. Bhd	879,200	1,625,131
		5,777,262
Health Care Providers & Services - 0.0%
Fleury SA	16,600	75,982
Mitra Keluarga Karyasehat Tbk PT	93,300	179,295
Selcuk Ecza Deposu Tic A/S	122,624	96,909
Siloam International Hospitals Tbk PT	135,000	145,089
Thai Nakarin Hospital PCL NVDR	39,000	19,805
		517,080
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.0%
Dishman Pharmaceuticals and Chemicals Ltd.	136,365	$ 456,320
Pharmaceuticals - 0.3%
Ajanta Pharma Ltd.	10,836	244,972
Alembic Pharmaceuticals Ltd. (a)	41,788	450,340
Aurobindo Pharma Ltd.	90,424	1,026,342
Dawnrays Pharmaceutical Holdings Ltd.	184,000	145,300
Dong Wha Pharm Co. Ltd.	10,710	64,296
Il Dong Holdings Co. Ltd.	3,704	80,802
J.B. Chemicals & Pharmaceuticals Ltd. (a)	17,921	72,990
Lupin Ltd.	202,243	5,900,534
Wockhardt Ltd. (a)	213,883	4,327,683
		12,313,259
TOTAL HEALTH CARE		19,063,921
INDUSTRIALS - 1.3%
Air Freight & Logistics - 0.0%
Guangdong Yueyun Transportation Co. Ltd.	118,500	75,534
UTi Worldwide, Inc. (a)	208,718	1,486,072
		1,561,606
Airlines - 0.1%
Avianca Holding SA sponsored ADR (a)	115,122	664,254
Cebu Air, Inc.	267,110	510,212
China Eastern Airlines Corp. Ltd. (H Shares) (a)	650,000	346,385
China Southern Airlines Ltd. (H Shares)	2,506,000	1,560,260
Controladora Vuela Compania de Aviacion S.A.B. de CV ADR (a)	16,675	222,445
Grupo Aeromexico S.A.B. de CV (a)	295,290	442,730
Thai Airways International PCL NVDR (a)	98,800	28,118
Turk Hava Yollari AO (a)	633,291	1,751,707
		5,526,111
Building Products - 0.1%
China Liansu Group Holdings Ltd.	4,646,000	3,261,171
Ege Seramik Sanayi ve Ticaret A/S	36,353	39,222
National Central Cooling Co. (a)	400,837	139,687
Sintex Industries Ltd. (a)	202,693	288,572
Trakya Cam Sanayii A/S	694,848	415,433
Vanachai Group PCL NVDR	692,600	257,020
		4,401,105
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.1%
Blue Label Telecoms Ltd.	139,444	$ 106,948
Prosegur Compania de Seguridad SA (Reg.)	888,645	4,347,761
Valid Solucoes SA	65,600	849,247
		5,303,956
Construction & Engineering - 0.1%
BES Engineering Corp.	600,000	138,500
China Railway Group Ltd. (H Shares)	2,801,000	2,511,848
Hyundai Industrial Development & Construction Co.	6,326	320,397
Kolon Global Corp. (a)	6,220	113,337
Muhibbah Engineering (M) Bhd	178,000	78,901
Murray & Roberts Holdings Ltd.	128,238	121,370
PT Pembangunan Perumahan Persero Tbk	1,280,500	301,669
PT Petrosea Tbk	178,000	4,840
PT Surya Semesta Internusa Tbk	910,000	45,014
SEAFCO PCL NVDR	174,825	51,218
Sriracha Construction PCL	56,700	38,918
Sunway Construction Group Bhd (a)	654,100	172,714
Syntec Construction PCL NVDR	991,200	78,544
Te Chang Construction Co. Ltd.	53,550	37,990
Uem Edgenta Bhd	109,500	81,879
United Integration Services Co. Ltd.	184,000	172,158
		4,269,297
Electrical Equipment - 0.1%
Boer Power Holdings Ltd.	99,000	161,976
China Ming Yang Wind Power Group Ltd. ADR (a)	138,706	287,121
DONGYANG E&P, Inc.	21,665	207,000
Finolex Cables Ltd.	28,635	103,030
Harbin Electric Machinery Co. Ltd.(H Shares)	330,000	172,876
HL Technology Group Ltd. (a)	282,000	100,428
Korea Electric Terminal Co. Ltd.	3,990	342,430
TECO Electric & Machinery Co. Ltd.	3,982,000	3,002,647
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	237,000	1,570,306
		5,947,814
Industrial Conglomerates - 0.3%
Beijing Enterprises Holdings Ltd.	679,500	3,967,378
Cahya Mata Sarawak Bhd	291,300	343,744
CJ Corp.	12,219	2,970,341
Daesang Holdings Co. Ltd.	4,590	96,055
Hong Leong Industries Bhd	43,400	50,782
KAP Industrial Holdings Ltd.	261,268	124,919
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
Mannai Corp. (a)	9,621	$ 262,648
PJ Development Holdings Bhd	105,700	38,990
San Miguel Corp.	213,760	237,441
Turk Sise ve Cam Fabrikalari A/S	3,248,741	3,170,266
		11,262,564
Machinery - 0.1%
Kepler Weber SA	4,900	24,009
PT United Tractors Tbk	2,271,500	3,091,988
Shanghai Shangling Electric Appliances Co. Ltd. (B Shares)	236,706	526,434
Sinotruk Hong Kong Ltd.	352,000	154,879
		3,797,310
Marine - 0.1%
Hanjin Shipping Holdings Co. Ltd. (a)	7,390	58,174
MISC Bhd	917,200	1,771,362
Regional Container Lines PCL NVDR	708,500	131,460
Wan Hai Lines Ltd.	597,000	411,585
Wisdom Marine Lines Co. Ltd.	76,000	86,781
		2,459,362
Road & Rail - 0.0%
Rumo Logistica Operadora Multimodal SA (a)	159,685	346,964
Trading Companies & Distributors - 0.1%
Barloworld Ltd.	530,644	3,409,529
PT AKR Corporindo Tbk	875,600	378,596
		3,788,125
Transportation Infrastructure - 0.2%
Bangkok Expressway PCL:
(For.Reg.)	42,500	41,800
NVDR	221,100	217,460
Celebi Hava Servisi A/S	33,092	374,094
Cosco International Holdings Ltd.	380,000	218,682
Grupo Aeroportuario del Pacifico SA de CV Series B	65,967	554,261
Grupo Aeroportuario del Sureste SA de CV:
Series B	108,025	1,576,304
Series B sponsored ADR	896	130,583
OHL Mexico S.A.B. de CV (a)	889,309	1,185,905
Shenzhen Expressway Co. (H Shares)	218,000	142,332
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - continued
TAV Havalimanlari Holding A/S	143,331	$ 1,157,365
Zhejiang Expressway Co. Ltd. (H Shares)	986,000	1,058,512
		6,657,298
TOTAL INDUSTRIALS		55,321,512
INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 0.0%
ZTE Corp. (H Shares)	285,440	575,296
Electronic Equipment & Components - 0.5%
AU Optronics Corp.	995,000	316,752
CalComp Electronics PCL (depositary receipt)	2,246,265	203,948
Coretronic Corp.	351,250	279,997
Daou Data Corp.	16,465	246,415
Delta Electronics PCL NVDR	141,700	343,970
Delta Electronics, Inc.	602,000	3,020,098
Hana Microelectronics PCL NVDR	53,700	38,207
Hollysys Automation Technologies Ltd.	210,391	3,692,362
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,312,064	3,735,370
Hon Hai Precision Industry Co. Ltd. (Foxconn) GDR (Reg. S)	273,200	1,538,116
Innolux Corp.	4,751,039	1,681,603
INTOPS Co. Ltd.	21,141	305,671
INZI Display Co. Ltd.	263,472	339,732
KCE Electronics PCL NVDR	51,500	75,080
LG Display Co. Ltd.	141,190	2,782,328
SVI PCL NVDR	752,300	100,335
V.S. Industry Bhd	75,900	98,757
Zhen Ding Technology Holding Ltd.	516,000	1,465,846
		20,264,587
Internet Software & Services - 0.1%
NetEase, Inc. sponsored ADR	41,721	4,638,541
Yandex NV (a)	136,624	1,666,813
		6,305,354
IT Services - 0.6%
Advanced Information Technology PCL NVDR	117,100	84,950
Cielo SA	316,800	3,350,001
CSU Cardsystem SA	20,600	14,768
Genpact Ltd. (a)	105,233	2,420,359
HCL Technologies Ltd.	647,790	9,481,766
Infosys Ltd. sponsored ADR	382,954	6,567,661
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Nice Information & Telecom, Inc.	4,823	$ 177,802
QIWI PLC Class B sponsored ADR	6,896	180,330
Sonata Software Ltd.	37,789	80,543
Tata Consultancy Services Ltd.	17,951	693,791
WNS Holdings Ltd. sponsored ADR (a)	31,372	936,140
		23,988,111
Semiconductors & Semiconductor Equipment - 1.0%
Chen Full International Co. Ltd.	68,000	91,145
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	15,719	292,216
e-LITECOM Co. Ltd.	5,224	90,329
eMemory Technology, Inc.	164,000	1,534,456
Forhouse Corp.	193,000	66,232
Greatek Electronics, Inc.	284,000	230,759
Hermes Microvision, Inc.	30,000	1,274,199
KC Tech Co. Ltd.	8,217	79,899
Malaysian Pacific Industries BHD	119,000	187,655
SK Hynix, Inc.	501,726	15,187,363
Taiwan Semiconductor Manufacturing Co. Ltd.	4,154,000	16,184,804
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	270,774	5,382,987
Unisem (M) Bhd	174,800	73,840
		40,675,884
Software - 0.1%
Asseco Poland SA	106,083	1,471,865
Changyou.com Ltd. (A Shares) ADR (a)	4,083	85,702
NIIT Technologies Ltd. (a)	13,022	91,538
Nucleus Software Exports Ltd.	49,385	182,751
Oracle Finance Services Software Ltd. (a)	2,581	161,285
RS Software (India) Ltd. (a)	45,510	98,269
Sasken Communication Technologies Ltd.	10,905	39,927
Totvs SA	144,007	1,258,743
		3,390,080
Technology Hardware, Storage & Peripherals - 1.2%
Casetek Holdings	284,000	1,062,017
Catcher Technology Co. Ltd.	235,000	2,401,280
Chicony Electronics Co. Ltd.	1,007,010	2,504,275
Compal Electronics, Inc.	8,089,000	4,730,264
Getac Technology Corp.	145,000	86,801
Mobase Co. Ltd.	4,341	27,565
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Pegatron Corp.	2,109,000	$ 5,465,446
Samsung Electronics Co. Ltd.	36,491	33,600,550
		49,878,198
TOTAL INFORMATION TECHNOLOGY		145,077,510
MATERIALS - 1.0%
Chemicals - 0.4%
Alpek SA de CV	474,314	594,463
Chambal Fertilizers & Chemicals Ltd.	137,997	126,574
Ciech SA	3,304	63,403
Formosa Chemicals & Fibre Corp.	69,000	147,807
Formosan Rubber Group	394,000	229,190
GHCL Ltd.	62,886	109,436
Grand Pacific Petrochemical Corp.	235,000	118,617
Gubre Fabrikalari TAS	263,159	560,625
Gujarat Alkalies and Chemicals Ltd.	12,912	34,196
Gujarat State Fertilizers & Chemicals Ltd. (a)	139,994	140,750
Hanwha Corp.	25,480	908,092
Hyosung Corp.	1,793	194,054
Indorama Ventures PCL	210,900	128,282
Jindal Poly Films Ltd.	13,777	80,596
KG Chemical Corp.	9,283	149,133
Korea Petro Chemical Industries Co. Ltd.	3,113	382,979
Kunsul Chemical Industrial Co. Ltd.	2,980	124,725
LG Chemical Ltd.	5,463	1,080,886
Lotte Chemical Corp.	3,454	721,360
Petronas Chemicals Group Bhd	97,100	140,518
PTT Global Chemical PCL NVDR	1,307,500	2,188,895
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares) (a)	978,000	357,125
SKC Co. Ltd.	5,807	188,300
Soda Sanayii AS	608,707	953,752
Taekwang Industrial Co. Ltd.	168	168,898
Tata Chemicals Ltd. (a)	165,939	1,000,011
Tikkurila Oyj	144,782	2,519,865
UPL Ltd.	145,303	1,100,696
		14,513,228
Construction Materials - 0.1%
Adana Cimento Class A	36,502	80,647
Cimsa Cimento Sanayi Ve Ticaret A/S	91,388	467,883
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - continued
Eternit SA	123,800	$ 71,003
Hanil Cement Co. Ltd.	437	47,850
Huaxin Cement Co. Ltd. (B Shares)	156,843	100,066
Siam Cement PCL NVDR unit	188,200	2,520,536
Tipco Asphalt NVDR	2,269,800	1,614,953
		4,902,938
Containers & Packaging - 0.2%
AMVIG Holdings Ltd.	4,118,000	1,594,054
Bio Pappel S.A.B. de CV (a)	95,355	97,308
Greatview Aseptic Pack Co. Ltd.	6,403,000	2,949,492
Mpact Ltd.	120,835	435,584
Nampak Ltd.	1,407,070	3,274,637
Uflex Ltd. (a)	67,040	156,480
		8,507,555
Metals & Mining - 0.2%
Dongil Industries Co. Ltd.	1,940	114,496
Eregli Demir ve Celik Fabrikalari T.A.S.	1,858,038	2,528,203
First Quantum Minerals Ltd.	281,943	1,470,150
Husteel Co. Ltd.	4,203	60,948
Hyundai Steel Co.	25,577	1,144,032
Inner Mongolia Eerduosi Resourses Co. Ltd. (B Shares)	292,724	235,350
KISCO Corp.	3,180	129,735
KISWIRE Ltd.	1,956	77,070
Magnitogorsk Iron & Steel Works OJSC sponsored GDR (Reg. S)	22,587	91,703
National Aluminium Co. Ltd.	403,790	196,595
Nickel Asia Corp.	405,300	69,544
Padaeng Industry PCL unit	128,300	54,055
Prakash Industries Ltd. (a)	149,577	57,493
Press Metal Bhd	115,600	47,398
Sarda Energy & Minerals Ltd. (a)	11,741	18,052
SeAH Besteel Corp.	3,268	88,147
Severstal PAO GDR (Reg. S)	18,707	199,230
Sibanye Gold Ltd.	150,729	173,370
Sibanye Gold Ltd. ADR	216,797	1,031,954
Srikalahasthi Pipes Ltd.	35,925	145,288
STP&I PCL NVDR (a)	561,000	217,575
Ternium SA sponsored ADR	147,876	2,102,797
		10,253,185
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.1%
Asia Paper Manufacturing Co. Ltd.	5,850	$ 96,949
Evergreen Fibreboard Bhd (a)	270,200	115,305
Fibria Celulose SA	102,600	1,449,043
Mondi Ltd.	45,013	1,043,876
Nine Dragons Paper (Holdings) Ltd.	153,000	85,877
PT Indah Kiat Pulp & Paper Tbk	392,500	21,790
Sappi Ltd. (a)	187,694	601,718
Tamil Nadu Newsprint & Papers Ltd. (a)	85,567	247,511
WTK Holdings Bhd	36,800	7,985
		3,670,054
TOTAL MATERIALS		41,846,960
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.5%
Axtel S.A.B. de CV unit (a)	1,211,141	492,206
China Telecom Corp. Ltd. (H Shares)	11,384,000	5,963,709
China Unicom Ltd.	7,792,000	10,195,183
Jasmine International Public Co. Ltd. (depositary receipt)	1,270,800	200,335
KT Corp. (a)	35,552	870,824
LG Telecom Ltd.	19,233	178,884
PT Telkomunikasi Indonesia Tbk:
Series B	12,343,400	2,519,900
sponsored ADR	29,732	1,195,524
Telekom Malaysia Bhd	381,600	590,275
Telekomunikacja Polska SA	65,986	124,075
Telkom SA Ltd.	220,817	1,057,445
		23,388,360
Wireless Telecommunication Services - 0.8%
America Movil S.A.B. de CV:
Series L	535,995	489,871
Series L sponsored ADR	290,405	5,314,412
Bharti Infratel Ltd.	96,158	579,412
China Mobile Ltd.	1,475,500	17,747,457
Globe Telecom, Inc.	56,345	3,093,235
MTN Group Ltd.	287,340	3,834,840
Sistema JSFC sponsored GDR	16,839	124,272
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
TIM Participacoes SA	227,700	$ 552,510
VimpelCom Ltd. sponsored ADR	26,893	125,590
		31,861,599
TOTAL TELECOMMUNICATION SERVICES		55,249,959
UTILITIES - 0.9%
Electric Utilities - 0.5%
CESC Ltd. GDR	506,976	4,003,968
ENEA SA	174,242	655,262
Energa SA	23,218	120,211
Energias do Brasil SA	916,910	2,834,175
Enersis SA sponsored ADR	155,805	2,162,573
Equatorial Energia SA	60,000	584,837
Korea Electric Power Corp.	24,611	1,005,494
Polska Grupa Energetyczna SA	166,501	688,325
Tauron Polska Energia SA	428,174	396,883
Tenaga Nasional Bhd	2,380,500	6,357,222
		18,808,950
Gas Utilities - 0.0%
Daesung Energy Co. Ltd.	22,060	132,993
E1 Corp.	2,117	121,183
Samchully Co. Ltd.	1,216	118,240
		372,416
Independent Power and Renewable Electricity Producers - 0.4%
Aboitiz Power Corp.	3,235,000	2,987,151
Benpres Holdings Corp.	1,102,700	159,459
China Power International Development Ltd.	679,000	452,080
China Resources Power Holdings Co. Ltd.	2,058,000	5,040,076
Guangdong Electric Power Development Co. Ltd. (B Shares)	779,640	492,931
Huadian Power International Corp. Ltd. (H Shares)	1,234,000	1,004,708
Huaneng Power International, Inc. (H Shares)	2,096,000	2,391,693
JSW Energy Ltd. (a)	476,211	545,899
PNOC Energy Development Corp.	24,280,600	3,112,349
		16,186,346
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.0%
YTL Corp. Bhd	244,900	$ 91,117
TOTAL UTILITIES		35,458,829
TOTAL COMMON STOCKS (Cost $837,579,533)		730,045,732
Nonconvertible Preferred Stocks - 0.5%

FINANCIALS - 0.4%
Banks - 0.4%
Banco Bradesco SA (PN)	795,557	5,056,344
Itau Unibanco Holding SA	1,534,324	11,232,488
		16,288,832
MATERIALS - 0.0%
Metals & Mining - 0.0%
Metalurgica Gerdau SA (PN)	143,600	119,183
Paper & Forest Products - 0.0%
Suzano Papel e Celulose SA	165,800	803,707
TOTAL MATERIALS		922,890
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Brasil SA	99,500	1,108,131
Telefonica Brasil SA sponsored ADR	215,179	2,394,942
		3,503,073
UTILITIES - 0.0%
Electric Utilities - 0.0%
Companhia Energetica de Minas Gerais (CEMIG):
(PN)	238,241	494,002
(PN) sponsored (non-vtg.)	128,801	270,482
Companhia Energetica do Ceara	5,338	55,932
Companhia Paranaense de Energia-Copel (PN-B)	21,700	185,488
Eletropaulo Metropolitana SA (PN-B)	31,000	99,839
		1,105,743
Nonconvertible Preferred Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power and Renewable Electricity Producers - 0.0%
Companhia Energetica de Sao Paulo Series B	103,800	$ 461,664
TOTAL UTILITIES		1,567,407
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $35,496,029)		22,282,202
Equity Funds - 75.9%

Diversified Emerging Markets Funds - 70.6%
Aberdeen Emerging Markets Fund Institutional Service Class	42,639,903	509,120,440
Brandes Emerging Markets Value A Fund	17,956,482	117,794,520
Causeway Emerging Markets Fund - Investor Class	17,954,434	186,007,934
Fidelity Emerging Markets Fund (c)	19,961,975	430,180,560
GMO Emerging Markets Fund Class IV	18,425,131	153,112,838
Invesco Developing Markets Fund Class R5	1,992,532	50,152,031
iShares Core MSCI Emerging Markets ETF	3,326,277	135,346,211
Lazard Emerging Markets Equity Portfolio Institutional Class	35,263,285	509,907,098
Morgan Stanley Institutional Fund, Inc. Frontier Emerging Markets Portfolio Class A	803,167	14,023,287
Oppenheimer Developing Markets Fund Class I	8,026,510	238,949,194
Parametric Emerging Markets Fund Investor Class	16,438,829	198,745,437
T. Rowe Price Emerging Markets Stock Fund	11,604,682	334,214,831
Templeton Frontier Markets Fund Class A	1,688,391	20,530,833
Wasatch Frontier Emerging Small Countries Fund	10,190,928	28,636,509
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		2,926,721,723
Sector Funds - 0.0%
RS Global Natural Resources Fund Class A	74	1,413
Emerging Markets Funds - 5.3%
iShares China Large-Cap ETF	3,651,505	131,125,545
iShares MSCI India ETF	232,053	6,539,254
SPDR S&P China ETF	1,201,240	83,630,329
TOTAL EMERGING MARKETS FUNDS		221,295,128
TOTAL EQUITY FUNDS (Cost $3,836,588,270)		3,148,018,264
U.S. Treasury Obligations - 0.3%
	Principal amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.1% 10/22/15 to 11/27/15 (d) (Cost $10,779,055)	$ 10,780,000	$ 10,779,776
Money Market Funds - 5.6%
	Shares
SSgA U.S. Treasury Money Market Fund Class N, 0% (a)(b) (Cost $234,147,179)	234,147,179	234,147,179
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $4,954,590,066)		4,145,273,153
NET OTHER ASSETS (LIABILITIES) - 0.1%		3,940,073
NET ASSETS - 100%		$ 4,149,213,226
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
5,534 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Sept. 2015	$ 226,202,250	$ (22,100,696)
The face value of futures purchased as a percentage of net assets is 5.5%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,779,776.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$ 160,827,978	$ 341,302,677	$ 1,372,195	$ 0	$ 430,180,560
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 68,172,286	$ 57,933,371	$ 10,238,915	$ -
Consumer Staples	69,913,111	69,732,898	180,213	-
Energy	67,463,896	48,258,363	19,205,533	-
Financials	188,766,580	178,948,865	9,817,715	-
Health Care	19,063,921	17,438,790	1,625,131	-
Industrials	55,321,512	50,256,545	4,846,285	218,682
Information Technology	145,077,510	125,433,374	19,644,136	-
Materials	42,769,850	42,215,730	554,120	-
Telecommunication Services	58,753,032	23,736,158	35,016,874	-
Utilities	37,026,236	20,921,751	16,104,485	-
Equity Funds	3,148,018,264	3,148,018,264	-	-
U.S. Treasury Obligations	10,779,776	-	10,779,776	-
Money Market Funds	234,147,179	234,147,179	-	-
Total Investments in Securities:	$ 4,145,273,153	$ 4,017,041,288	$ 128,013,183	$ 218,682
Derivative Instruments:
Liabilities
Futures Contracts	$ (22,100,696)	$ (22,100,696)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (22,100,696)
Total Value of Derivatives	$ -	$ (22,100,696)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,453,990,059)	$ 3,715,092,593
Affiliated issuers (cost $500,600,007)	430,180,560
Total Investments (cost $4,954,590,066)		$ 4,145,273,153
Foreign currency held at value (cost $1,149,425)		1,155,158
Receivable for investments sold		1,514,143
Receivable for fund shares sold		2,775,391
Dividends receivable		1,801,168
Receivable for daily variation margin for derivative instruments		332,040
Prepaid expenses		5,350
Other receivables		121,916
Total assets		4,152,978,319

Liabilities
Payable for fund shares redeemed	$ 2,169,384
Accrued management fee	383,278
Transfer agent fee payable	283,214
Other affiliated payables	127,811
Other payables and accrued expenses	801,406
Total liabilities		3,765,093

Net Assets		$ 4,149,213,226
Net Assets consist of:
Paid in capital		$ 5,014,842,526
Undistributed net investment income		14,804,280
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(48,520,277)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(831,913,303)
Net Assets, for 523,985,034 shares outstanding		$ 4,149,213,226
Net Asset Value, offering price and redemption price per share ($4,149,213,226 ÷ 523,985,034 shares)		$ 7.92

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended August 31, 2015 (Unaudited)

Investment Income
Dividends:
Unaffiliated issuers		$ 21,043,845
Interest		806
Income before foreign taxes withheld		21,044,651
Less foreign taxes withheld		(1,496,709)
Total income		19,547,942

Expenses
Management fee	$ 7,151,105
Transfer agent fees	1,584,344
Accounting fees and expenses	714,081
Custodian fees and expenses	162,656
Independent trustees' compensation	19,755
Registration fees	303,387
Audit	23,238
Legal	10,522
Miscellaneous	53,184
Total expenses before reductions	10,022,272
Expense reductions	(5,627,150)	4,395,122
Net investment income (loss)		15,152,820
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $28,545)	13,407,043
Affiliated issuers	(175,994)
Foreign currency transactions	(865,528)
Futures contracts	5,516,460
Realized gain distributions from underlying funds:
Unaffiliated issuers	4,863,006
Total net realized gain (loss)		22,744,987
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $24,900)	(740,756,075)
Assets and liabilities in foreign currencies	(10,898)
Futures contracts	(24,912,076)
Total change in net unrealized appreciation (depreciation)		(765,679,049)
Net gain (loss)		(742,934,062)
Net increase (decrease) in net assets resulting from operations		$ (727,781,242)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,152,820	$ 22,721,347
Net realized gain (loss)	22,744,987	4,188,183
Change in net unrealized appreciation (depreciation)	(765,679,049)	51,474,703
Net increase (decrease) in net assets resulting from operations	(727,781,242)	78,384,233
Distributions to shareholders from net investment income	-	(23,752,352)
Share transactions
Proceeds from sales of shares	3,616,966,100	340,607,204
Reinvestment of distributions	-	23,727,708
Cost of shares redeemed	(301,509,211)	(338,061,158)
Net increase (decrease) in net assets resulting from share transactions	3,315,456,889	26,273,754
Total increase (decrease) in net assets	2,587,675,647	80,905,635

Net Assets
Beginning of period	1,561,537,579	1,480,631,944
End of period (including undistributed net investment income of $14,804,280 and distributions in excess of net investment income of $348,540, respectively)	$ 4,149,213,226	$ 1,561,537,579
Other Information Shares
Sold	392,306,844	35,110,168
Issued in reinvestment of distributions	-	2,579,098
Redeemed	(33,197,994)	(34,388,190)
Net increase (decrease)	359,108,850	3,301,076

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 I	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.47	$ 9.16	$ 9.98	$ 9.84	$ 10.06	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.14	.12	.12	.16	.11
Net realized and unrealized gain (loss)	(1.58)	.32	(.81)	.23	(.18)	.07
Total from investment operations	(1.55)	.46	(.69)	.35	(.02)	.18
Distributions from net investment income	-	(.15)	(.13)	(.12)	(.15)	(.09)
Distributions from net realized gain	-	-	-	(.09)	(.05)	(.03)
Total distributions	-	(.15)	(.13)	(.21)	(.20)	(.12)
Net asset value, end of period	$ 7.92	$ 9.47	$ 9.16	$ 9.98	$ 9.84	$ 10.06
Total ReturnB, C	(16.37)%	5.04%	(6.96)%	3.63%	.11%	1.70%
Ratios to Average Net Assets F
Expenses before reductions	.48%A	.46%	.46%	.36%	.28%	.35%A
Expenses net of fee waivers, if any	.23%A	.21%	.21%	.11%	.03%	.10%A
Expenses net of all reductions	.21%A	.21%	.21%	.10%	.02%	.10%A
Net investment income (loss)	.73%A	1.45%	1.21%	1.27%	1.65%	2.51%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,149,213	$ 1,561,538	$ 1,480,632	$ 1,898,102	$ 1,905,091	$ 1,617,552
Portfolio turnover rate G	49%A	13%	21%	26% H	11%	18%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E For the period September 30, 2010 (commencement of operations) to February 28, 2011. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds. G Amount does not include the portfolio activity of any Underlying Funds. H Portfolio turnover rate excludes securities received or delivered in-kind. I For the year ended February 29.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2015 (Unaudited)

1. Organization.

Strategic Advisers® Emerging Markets Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

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Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 31,110,109
Gross unrealized depreciation	(843,234,553)
Net unrealized appreciation (depreciation) on securities	$ (812,124,444)

Tax cost	$ 4,957,397,597

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (8,469,919)
Long-term	(58,180,024)
Total capital loss carryforward	$ (66,649,943)

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is

Semiannual Report

3. Derivative Instruments - continued

Futures Contracts - continued

representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $5,516,460 and a change in net unrealized appreciation (depreciation) of $(24,912,076) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the underlying Fund shares), other than short-term securities, aggregated $4,082,499,461 and $941,895,100, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.20% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .34% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Acadian Asset Management LLC, M&G Investments Management Limited and Somerset Capital Management LLP each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Pyramis Global Advisors, LLC (Pyramis), an affiliate of the investment adviser, has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Pyramis has not been allocated any portion of the Fund's assets. Pyramis in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .08% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,017 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2018. During the period, this waiver reduced the Fund's management fee by $5,224,536.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $393,829 for the period.

Through arrangements with the Fund's custodian realized as a result of uninvested cash balance were used to reduce the Fund's expense. During the period, these credits reduced the Fund's expenses by $91.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expense in the amount of $8,694.

Semiannual Report

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 14% of the total outstanding shares of Fidelity Emerging Markets Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Emerging Markets Fund

On March 5, 2015, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with M&G Investments (New Sub-Adviser) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the New Sub-Adviser, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the New Sub-Adviser's investment staff, its use of technology, and the New Sub-Adviser's approach to managing and compensating investment personnel. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board also considered the historical investment performance of the New Sub-Adviser and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the projected change in the fund's total operating expenses as a result of hiring the New Sub-Adviser. The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.20% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its 0.25% portion of the fund's management fee through September 30, 2017.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Adviser, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Adviser will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale. The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to shareholders.

Semiannual Report

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Strategic Advisers Emerging Markets Fund

On June 4, 2015, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with Somerset Capital Management LLP (New Sub-Adviser) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the New Sub-Adviser, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the New Sub-Adviser's investment staff, its use of technology, and the New Sub-Adviser's approach to managing and compensating investment personnel. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance. The Board also considered the historical investment performance of the New Sub-Adviser and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the projected change in the fund's total operating expenses as a result of hiring the New Sub-Adviser.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.20% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its 0.25% portion of the fund's management fee through September 30, 2017 and its proposal to extend the waiver through September 30, 2018. The Board also considered that the fund's total net expenses after allocating assets to the New Sub-Adviser are expected to continue to rank below the median expense ratio of its competitive peer group.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Semiannual Report

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Adviser, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Adviser will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale. The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to shareholders.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Acadian Asset Management LLC

M&G Investment Management Limited
Pyramis Global Advisors, LLC
Somerset Capital Management LLP

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SAE-USAN-1015
1.926378.105

Strategic Advisers®
Emerging Markets Fund of Funds

Class F

Semiannual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
Emerging Markets	.10%
Actual		$ 1,000.00	$ 836.30	$ .46
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .51
Class F	.10%
Actual		$ 1,000.00	$ 836.30	$ .46
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .51
Class L	.10%
Actual		$ 1,000.00	$ 835.50	$ .46
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .51
Class N	.35%
Actual		$ 1,000.00	$ 834.50	$ 1.61
HypotheticalA		$ 1,000.00	$ 1,023.38	$ 1.78

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Acadian Emerging Markets Portfolio Institutional Class	13.0	17.4
Aberdeen Emerging Markets Fund Institutional Class	12.9	14.4
T. Rowe Price Emerging Markets Stock Fund	12.2	11.6
Lazard Emerging Markets Equity Portfolio Institutional Class	11.9	14.3
Fidelity Emerging Markets Fund	10.0	10.8
Oppenheimer Developing Markets Fund Class Y	6.2	5.8
Parametric Emerging Markets Fund Institutional Class	5.5	5.2
iShares Core MSCI Emerging Markets ETF	5.3	0.0
Causeway Emerging Markets Fund - Investor Class	5.3	0.0
Brandes Emerging Markets Value Fund Class A	5.1	0.0
	87.4
Asset Allocation (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
Diversified Emerging Markets Funds 95.2%	Emerging Markets Funds 100.0%
Other 4.8%	Short-Term Investments and Net Other Assets (Liabilities) 0.0%
Short-Term Investments and Net Other Assets (Liabilities) 0.0%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Semiannual Report

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 100.0%
	Shares	Value
Diversified Emerging Markets Funds - 95.2%
Aberdeen Emerging Markets Fund Institutional Class	120,983	$ 1,446,954
Acadian Emerging Markets Portfolio Institutional Class	91,818	1,454,404
Brandes Emerging Markets Value Fund Class A	86,539	567,696
Causeway Emerging Markets Fund - Investor Class	56,968	590,193
Fidelity Emerging Markets Fund (b)	52,107	1,122,915
GMO Emerging Markets Fund Class IV	41,973	348,795
iShares Core MSCI Emerging Markets ETF	14,730	599,364
iShares MSCI Emerging Markets Index ETF	8,657	292,953
Lazard Emerging Markets Equity Portfolio Institutional Class	92,615	1,339,212
Morgan Stanley Institutional Fund, Inc. Frontier Emerging Markets Portfolio Class A	13,282	231,898
Oppenheimer Developing Markets Fund Class Y	23,324	693,179
Parametric Emerging Markets Fund Institutional Class	50,982	618,406
T. Rowe Price Emerging Markets Stock Fund	47,694	1,373,581
Templeton Frontier Markets Fund Advisor Class	64	787
Wasatch Frontier Emerging Small Countries Fund	691	1,940
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		10,682,277
Other - 4.8%
iShares China Large-Cap ETF	12,265	440,436
SPDR S&P China ETF	1,452	101,088
TOTAL OTHER		541,524
TOTAL EQUITY FUNDS (Cost $13,431,970)		11,223,801
Money Market Funds - 0.1%

SSgA U.S. Treasury Money Market Fund Class N, 0% (a)(c) (Cost $13,198)	13,198	13,198
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $13,445,168)		11,236,999
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(9,843)
NET ASSETS - 100%		$ 11,227,156
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
(c) Non-income producing
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$ 1,317,796	$ -	$ -	$ -	$ 1,122,915
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2015 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $12,235,102)	$ 10,114,084
Affiliated issuers (cost $1,210,066)	1,122,915
Total Investments (cost $13,445,168)		$ 11,236,999
Receivable for fund shares sold		24,307
Prepaid expenses		41
Receivable from investment adviser for expense reductions		3,215
Other receivables		407
Total assets		11,264,969

Liabilities
Payable for investments purchased	$ 23,449
Payable for fund shares redeemed	858
Distribution and service plan fees payable	18
Other affiliated payables	333
Other payables and accrued expenses	13,155
Total liabilities		37,813

Net Assets		$ 11,227,156
Net Assets consist of:
Paid in capital		$ 13,535,308
Undistributed net investment income		22,565
Accumulated undistributed net realized gain (loss) on investments		(122,548)
Net unrealized appreciation (depreciation) on investments		(2,208,169)
Net Assets		$ 11,227,156

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2015 (Unaudited)
Emerging Markets:
Net Asset Value, offering price and redemption price per share ($9,805,168 ÷ 1,171,732 shares)	$ 8.37

Class F:
Net Asset Value, offering price and redemption price per share ($1,224,950 ÷ 146,389 shares)	$ 8.37

Class L:
Net Asset Value, offering price and redemption price per share ($111,942 ÷ 13,371 shares)	$ 8.37

Class N:
Net Asset Value, offering price and redemption price per share ($85,096 ÷ 10,179 shares)	$ 8.36

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$ 28,125

Expenses
Management fee	$ 19,046
Transfer agent fees	1,326
Distribution and service plan fees	124
Accounting fees and expenses	793
Custodian fees and expenses	4,948
Independent trustees' compensation	70
Registration fees	27,134
Audit	17,386
Legal	50
Miscellaneous	81
Total expenses before reductions	70,958
Expense reductions	(65,447)	5,511
Net investment income (loss)		22,614
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(104,532)
Realized gain distributions from underlying funds:
Unaffiliated issuers	13,959
Total net realized gain (loss)		(90,573)
Change in net unrealized appreciation (depreciation) on investment securities		(2,138,578)
Net gain (loss)		(2,229,151)
Net increase (decrease) in net assets resulting from operations		$ (2,206,537)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,614	$ 150,187
Net realized gain (loss)	(90,573)	43,324
Change in net unrealized appreciation (depreciation)	(2,138,578)	306,653
Net increase (decrease) in net assets resulting from operations	(2,206,537)	500,164
Distributions to shareholders from net investment income	-	(164,989)
Distributions to shareholders from net realized gain	(41,904)	(38,522)
Total distributions	(41,904)	(203,511)
Share transactions - net increase (decrease)	1,299,350	1,380,457
Redemption fees	5,478	82
Total increase (decrease) in net assets	(943,613)	1,677,192

Net Assets
Beginning of period	12,170,769	10,493,577
End of period (including undistributed net investment income of $22,565 and distributions in excess of net investment income of $49, respectively)	$ 11,227,156	$ 12,170,769

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers Emerging Markets Fund of Funds

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 9.75	$ 10.53	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.13	.13	.14
Net realized and unrealized gain (loss)	(1.66)	.34	(.78)	.53
Total from investment operations	(1.64)	.47	(.65)	.67
Distributions from net investment income	-	(.15)	(.11)	(.14)
Distributions from net realized gain	(.03)	(.04)	(.03)	-
Total distributions	(.03)	(.18) J	(.13) I	(.14)
Redemption fees added to paid in capitalD,H	-	-	-	-
Net asset value, end of period	$ 8.37	$ 10.04	$ 9.75	$ 10.53
Total ReturnB, C	(16.37)%	4.86%	(6.18)%	6.71%
Ratios to Average Net AssetsF
Expenses before reductions	1.12%A	1.07%	1.25%	1.14%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%A
Expenses net of all reductions	.08%A	.10%	.10%	.10%A
Net investment income (loss)	.36%A	1.29%	1.29%	1.71%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,805	$ 10,979	$ 9,832	$ 9,475
Portfolio turnover rateG	74% A	11%	10%	8%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 2, 2012 (commencement of operations) to February 28, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.005 per share.

I Total distributions of $.13 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.025 per share.

J Total distributions of $.18 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers Emerging Markets Fund of Funds Class F

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 9.75	$ 10.53	$ 10.43
Income from Investment Operations
Net investment income (loss) D	.02	.13	.13	.10
Net realized and unrealized gain (loss)	(1.66)	.34	(.78)	.14
Total from investment operations	(1.64)	.47	(.65)	.24
Distributions from net investment income	-	(.15)	(.11)	(.14)
Distributions from net realized gain	(.03)	(.04)	(.03)	-
Total distributions	(.03)	(.18) J	(.13) I	(.14)
Redemption fees added to paid in capitalD,H	-	-	-	-
Net asset value, end of period	$ 8.37	$ 10.04	$ 9.75	$ 10.53
Total ReturnB, C	(16.37)%	4.86%	(6.18)%	2.31%
Ratios to Average Net AssetsF
Expenses before reductions	1.06%A	1.03%	1.43%	1.14%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%A
Expenses net of all reductions	.08%A	.10%	.10%	.10%A
Net investment income (loss)	.36%A	1.29%	1.29%	4.90%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,225	$ 988	$ 466	$ 154
Portfolio turnover rateG	74% A	11%	10%	8%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.005 per share.

I Total distributions of $.13 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.025 per share.

J Total distributions of $.18 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.035per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers Emerging Markets Fund of Funds Class L

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.05	$ 9.75	$ 10.13
Income from Investment Operations
Net investment income (loss) D	.02	.13	.11
Net realized and unrealized gain (loss)	(1.67)	.35	(.36)
Total from investment operations	(1.65)	.48	(.25)
Distributions from net investment income	-	(.15)	(.11)
Distributions from net realized gain	(.03)	(.04)	(.02)
Total distributions	(.03)	(.18) I	(.13)
Redemption fees added to paid in capitalD,H	-	-	-
Net asset value, end of period	$ 8.37	$ 10.05	$ 9.75
Total ReturnB, C	(16.45)%	4.97%	(2.56)%
Ratios to Average Net AssetsF
Expenses before reductions	1.09%A	1.07%	1.79%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%A
Expenses net of all reductions	.08%A	.10%	.10%A
Net investment income (loss)	.36%A	1.29%	3.65%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 112	$ 102	$ 97
Portfolio turnover rateG	74% A	11%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.005 per share.

I Total distributions of $.18 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers Emerging Markets Fund of Funds Class N

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.05	$ 9.75	$ 10.13
Income from Investment Operations
Net investment income (loss) D	.01	.11	.10
Net realized and unrealized gain (loss)	(1.67)	.34	(.36)
Total from investment operations	(1.66)	.45	(.26)
Distributions from net investment income	-	(.12)	(.10)
Distributions from net realized gain	(.03)	(.04)	(.02)
Total distributions	(.03)	(.15) I	(.12)
Redemption fees added to paid in capitalD,H	-	-	-
Net asset value, end of period	$ 8.36	$ 10.05	$ 9.75
Total ReturnB, C	(16.55)%	4.69%	(2.59)%
Ratios to Average Net AssetsF
Expenses before reductions	1.37%A	1.32%	2.05%A
Expenses net of fee waivers, if any	.35%A	.35%	.35%A
Expenses net of all reductions	.34%A	.35%	.35%A
Net investment income (loss)	.11%A	1.04%	3.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 85	$ 102	$ 97
Portfolio turnover rateG	74% A	11%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.005 per share.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2015 (Unaudited)

1. Organization.

Strategic Advisers® Emerging Markets Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund currently invests in affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) (the Underlying Funds). The Fund offers Emerging Market, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Distributions from the Underlying Funds and ETFs that are deemed to be return of capital are recorded as a reduction of cost of investments.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred an excise tax liability on undistributed net investment income which is included in Miscellaneous expense on the Statement of Operations. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustee compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,250
Gross unrealized depreciation	(2,264,079)
Net unrealized appreciation (depreciation) on securities	$ (2,262,829)

Tax Cost	$ 13,499,828

Semiannual Report

2. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $5,943,735 and $4,649,302, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.25% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Acadian Asset Management LLC, M&G Investments Management Limited, Somerset Capital Management LLP and Pyramis Global Advisors, LLC (an affiliate of the investment adviser) have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 124	$ 124

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets *
Emerging Markets	$ 1,309.02
Class L	10.02
Class N	7.01
	$ 1,326

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2016. During the period, this waiver reduced the Fund's management fee by $19,046.

The investment adviser has also contractually agreed to reimburse Emerging Markets, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2016. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example sub-advisory fees and interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Emerging Markets	.10%	$ 40,848
Class F	.10%	3,857
Class L	.10%	369
Class N	.35%	354

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $965 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses as follows:

Amount
Emerging Markets	$ 8

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2015	Year ended February 28, 2015
From net investment income
Emerging Markets	$ -	$ 150,910
Class F	-	11,431
Class L	-	1,455
Class N	-	1,193
Total	$ -	$ 164,989

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Distributions to Shareholders - continued

	Six months ended August 31, 2015	Year ended February 28, 2015
From net realized gain
Emerging Markets	$ 37,618	$ 35,871
Class F	3,615	1,951
Class L	336	350
Class N	335	350
Total	$ 41,904	$ 38,522

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended August 31, 2015	Year ended February 28, 2015	Six months ended August 31, 2015	Year ended February 28, 2015
Emerging Markets
Shares sold	158,012	166,658	$ 1,577,600	$ 1,723,851
Reinvestment of distributions	3,643	18,973	37,599	186,781
Shares redeemed	(82,886)	(101,526)	(810,032)	(1,053,925)
Net increase (decrease)	78,769	84,105	$ 805,167	$ 856,707
Class F
Shares sold	55,805	54,370	$ 537,837	$ 560,712
Reinvestment of distributions	350	1,363	3,615	13,382
Shares redeemed	(8,113)	(5,246)	(78,109)	(53,692)
Net increase (decrease)	48,042	50,487	$ 463,343	$ 520,402
Class L
Shares sold	3,161	-	$ 30,169	$ -
Reinvestment of distributions	33	183	336	1,805
Net increase (decrease)	3,194	183	$ 30,505	$ 1,805
Class N
Reinvestment of distributions	32	157	335	1,543
Net increase (decrease)	32	157	$ 335	$ 1,543

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 73% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Emerging Markets Fund of Funds

On June 4, 2015, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with Somerset Capital Management LLP (New Sub-Adviser) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the New Sub-Adviser, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the New Sub-Adviser's investment staff, its use of technology, and the New Sub-Adviser's approach to managing and compensating investment personnel. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board also considered the historical investment performance of the New Sub-Adviser and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the projected change in the fund's total operating expenses as a result of hiring the New Sub-Adviser.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.25% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its 0.30% portion of the fund's management fee through April 30, 2016. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, sub-advisory fees and acquired fund fees and expenses, if any) as a percentage of net assets exceed 0.10%, 0.10% and 0.35%, respectively, through April 30, 2016. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, sub-advisory fees and acquired fund fees and expenses, if any) exceed 0.10% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that there are no expected changes to the fund's total net expenses as a result of approving the Sub-Advisory Agreement.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Semiannual Report

Potential Fall-Out Benefits. The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Adviser, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Adviser will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale. The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to shareholders.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Strategic Advisers Emerging Markets Fund of Funds

On March 5, 2015, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with M&G Investments (New Sub-Adviser) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the New Sub-Adviser, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the New Sub-Adviser's investment staff, its use of technology, and the New Sub-Adviser's approach to managing and compensating investment personnel. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance. The Board also considered the historical investment performance of the New Sub-Adviser and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the projected change in the fund's total operating expenses as a result of hiring the New Sub-Adviser. The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.25% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its 0.30% portion of the fund's management fee through April 30, 2016. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, sub-advisory fees and acquired fund fees and expenses, if any) as a percentage of net assets exceed 0.10%, 0.10% and 0.35%, respectively, through April 30, 2016. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, sub-advisory fees and acquired fund fees and expenses, if any) exceed 0.10% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Adviser, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Adviser will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale. The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to shareholders.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Adviser

Acadian Asset Management, LLC

M&G Investment Management Limited

Pyramis Global Advisors, LLC

Somerset Capital Management LLP

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

RMF-F-SANN-1015
1.951488.102

Strategic Advisers®
Emerging Markets Fund of Funds -
Class L and Class N

Semiannual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
Emerging Markets	.10%
Actual		$ 1,000.00	$ 836.30	$ .46
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .51
Class F	.10%
Actual		$ 1,000.00	$ 836.30	$ .46
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .51
Class L	.10%
Actual		$ 1,000.00	$ 835.50	$ .46
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .51
Class N	.35%
Actual		$ 1,000.00	$ 834.50	$ 1.61
HypotheticalA		$ 1,000.00	$ 1,023.38	$ 1.78

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Acadian Emerging Markets Portfolio Institutional Class	13.0	17.4
Aberdeen Emerging Markets Fund Institutional Class	12.9	14.4
T. Rowe Price Emerging Markets Stock Fund	12.2	11.6
Lazard Emerging Markets Equity Portfolio Institutional Class	11.9	14.3
Fidelity Emerging Markets Fund	10.0	10.8
Oppenheimer Developing Markets Fund Class Y	6.2	5.8
Parametric Emerging Markets Fund Institutional Class	5.5	5.2
iShares Core MSCI Emerging Markets ETF	5.3	0.0
Causeway Emerging Markets Fund - Investor Class	5.3	0.0
Brandes Emerging Markets Value Fund Class A	5.1	0.0
	87.4
Asset Allocation (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
Diversified Emerging Markets Funds 95.2%	Emerging Markets Funds 100.0%
Other 4.8%	Short-Term Investments and Net Other Assets (Liabilities) 0.0%
Short-Term Investments and Net Other Assets (Liabilities) 0.0%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Semiannual Report

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 100.0%
	Shares	Value
Diversified Emerging Markets Funds - 95.2%
Aberdeen Emerging Markets Fund Institutional Class	120,983	$ 1,446,954
Acadian Emerging Markets Portfolio Institutional Class	91,818	1,454,404
Brandes Emerging Markets Value Fund Class A	86,539	567,696
Causeway Emerging Markets Fund - Investor Class	56,968	590,193
Fidelity Emerging Markets Fund (b)	52,107	1,122,915
GMO Emerging Markets Fund Class IV	41,973	348,795
iShares Core MSCI Emerging Markets ETF	14,730	599,364
iShares MSCI Emerging Markets Index ETF	8,657	292,953
Lazard Emerging Markets Equity Portfolio Institutional Class	92,615	1,339,212
Morgan Stanley Institutional Fund, Inc. Frontier Emerging Markets Portfolio Class A	13,282	231,898
Oppenheimer Developing Markets Fund Class Y	23,324	693,179
Parametric Emerging Markets Fund Institutional Class	50,982	618,406
T. Rowe Price Emerging Markets Stock Fund	47,694	1,373,581
Templeton Frontier Markets Fund Advisor Class	64	787
Wasatch Frontier Emerging Small Countries Fund	691	1,940
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		10,682,277
Other - 4.8%
iShares China Large-Cap ETF	12,265	440,436
SPDR S&P China ETF	1,452	101,088
TOTAL OTHER		541,524
TOTAL EQUITY FUNDS (Cost $13,431,970)		11,223,801
Money Market Funds - 0.1%

SSgA U.S. Treasury Money Market Fund Class N, 0% (a)(c) (Cost $13,198)	13,198	13,198
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $13,445,168)		11,236,999
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(9,843)
NET ASSETS - 100%		$ 11,227,156
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
(c) Non-income producing
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$ 1,317,796	$ -	$ -	$ -	$ 1,122,915
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2015 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $12,235,102)	$ 10,114,084
Affiliated issuers (cost $1,210,066)	1,122,915
Total Investments (cost $13,445,168)		$ 11,236,999
Receivable for fund shares sold		24,307
Prepaid expenses		41
Receivable from investment adviser for expense reductions		3,215
Other receivables		407
Total assets		11,264,969

Liabilities
Payable for investments purchased	$ 23,449
Payable for fund shares redeemed	858
Distribution and service plan fees payable	18
Other affiliated payables	333
Other payables and accrued expenses	13,155
Total liabilities		37,813

Net Assets		$ 11,227,156
Net Assets consist of:
Paid in capital		$ 13,535,308
Undistributed net investment income		22,565
Accumulated undistributed net realized gain (loss) on investments		(122,548)
Net unrealized appreciation (depreciation) on investments		(2,208,169)
Net Assets		$ 11,227,156

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2015 (Unaudited)
Emerging Markets:
Net Asset Value, offering price and redemption price per share ($9,805,168 ÷ 1,171,732 shares)	$ 8.37

Class F:
Net Asset Value, offering price and redemption price per share ($1,224,950 ÷ 146,389 shares)	$ 8.37

Class L:
Net Asset Value, offering price and redemption price per share ($111,942 ÷ 13,371 shares)	$ 8.37

Class N:
Net Asset Value, offering price and redemption price per share ($85,096 ÷ 10,179 shares)	$ 8.36

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$ 28,125

Expenses
Management fee	$ 19,046
Transfer agent fees	1,326
Distribution and service plan fees	124
Accounting fees and expenses	793
Custodian fees and expenses	4,948
Independent trustees' compensation	70
Registration fees	27,134
Audit	17,386
Legal	50
Miscellaneous	81
Total expenses before reductions	70,958
Expense reductions	(65,447)	5,511
Net investment income (loss)		22,614
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(104,532)
Realized gain distributions from underlying funds:
Unaffiliated issuers	13,959
Total net realized gain (loss)		(90,573)
Change in net unrealized appreciation (depreciation) on investment securities		(2,138,578)
Net gain (loss)		(2,229,151)
Net increase (decrease) in net assets resulting from operations		$ (2,206,537)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,614	$ 150,187
Net realized gain (loss)	(90,573)	43,324
Change in net unrealized appreciation (depreciation)	(2,138,578)	306,653
Net increase (decrease) in net assets resulting from operations	(2,206,537)	500,164
Distributions to shareholders from net investment income	-	(164,989)
Distributions to shareholders from net realized gain	(41,904)	(38,522)
Total distributions	(41,904)	(203,511)
Share transactions - net increase (decrease)	1,299,350	1,380,457
Redemption fees	5,478	82
Total increase (decrease) in net assets	(943,613)	1,677,192

Net Assets
Beginning of period	12,170,769	10,493,577
End of period (including undistributed net investment income of $22,565 and distributions in excess of net investment income of $49, respectively)	$ 11,227,156	$ 12,170,769

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers Emerging Markets Fund of Funds

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 9.75	$ 10.53	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.13	.13	.14
Net realized and unrealized gain (loss)	(1.66)	.34	(.78)	.53
Total from investment operations	(1.64)	.47	(.65)	.67
Distributions from net investment income	-	(.15)	(.11)	(.14)
Distributions from net realized gain	(.03)	(.04)	(.03)	-
Total distributions	(.03)	(.18) J	(.13) I	(.14)
Redemption fees added to paid in capitalD,H	-	-	-	-
Net asset value, end of period	$ 8.37	$ 10.04	$ 9.75	$ 10.53
Total ReturnB, C	(16.37)%	4.86%	(6.18)%	6.71%
Ratios to Average Net AssetsF
Expenses before reductions	1.12%A	1.07%	1.25%	1.14%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%A
Expenses net of all reductions	.08%A	.10%	.10%	.10%A
Net investment income (loss)	.36%A	1.29%	1.29%	1.71%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,805	$ 10,979	$ 9,832	$ 9,475
Portfolio turnover rateG	74% A	11%	10%	8%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 2, 2012 (commencement of operations) to February 28, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.005 per share.

I Total distributions of $.13 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.025 per share.

J Total distributions of $.18 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers Emerging Markets Fund of Funds Class F

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 9.75	$ 10.53	$ 10.43
Income from Investment Operations
Net investment income (loss) D	.02	.13	.13	.10
Net realized and unrealized gain (loss)	(1.66)	.34	(.78)	.14
Total from investment operations	(1.64)	.47	(.65)	.24
Distributions from net investment income	-	(.15)	(.11)	(.14)
Distributions from net realized gain	(.03)	(.04)	(.03)	-
Total distributions	(.03)	(.18) J	(.13) I	(.14)
Redemption fees added to paid in capitalD,H	-	-	-	-
Net asset value, end of period	$ 8.37	$ 10.04	$ 9.75	$ 10.53
Total ReturnB, C	(16.37)%	4.86%	(6.18)%	2.31%
Ratios to Average Net AssetsF
Expenses before reductions	1.06%A	1.03%	1.43%	1.14%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%A
Expenses net of all reductions	.08%A	.10%	.10%	.10%A
Net investment income (loss)	.36%A	1.29%	1.29%	4.90%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,225	$ 988	$ 466	$ 154
Portfolio turnover rateG	74% A	11%	10%	8%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.005 per share.

I Total distributions of $.13 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.025 per share.

J Total distributions of $.18 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.035per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers Emerging Markets Fund of Funds Class L

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.05	$ 9.75	$ 10.13
Income from Investment Operations
Net investment income (loss) D	.02	.13	.11
Net realized and unrealized gain (loss)	(1.67)	.35	(.36)
Total from investment operations	(1.65)	.48	(.25)
Distributions from net investment income	-	(.15)	(.11)
Distributions from net realized gain	(.03)	(.04)	(.02)
Total distributions	(.03)	(.18) I	(.13)
Redemption fees added to paid in capitalD,H	-	-	-
Net asset value, end of period	$ 8.37	$ 10.05	$ 9.75
Total ReturnB, C	(16.45)%	4.97%	(2.56)%
Ratios to Average Net AssetsF
Expenses before reductions	1.09%A	1.07%	1.79%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%A
Expenses net of all reductions	.08%A	.10%	.10%A
Net investment income (loss)	.36%A	1.29%	3.65%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 112	$ 102	$ 97
Portfolio turnover rateG	74% A	11%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.005 per share.

I Total distributions of $.18 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers Emerging Markets Fund of Funds Class N

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.05	$ 9.75	$ 10.13
Income from Investment Operations
Net investment income (loss) D	.01	.11	.10
Net realized and unrealized gain (loss)	(1.67)	.34	(.36)
Total from investment operations	(1.66)	.45	(.26)
Distributions from net investment income	-	(.12)	(.10)
Distributions from net realized gain	(.03)	(.04)	(.02)
Total distributions	(.03)	(.15) I	(.12)
Redemption fees added to paid in capitalD,H	-	-	-
Net asset value, end of period	$ 8.36	$ 10.05	$ 9.75
Total ReturnB, C	(16.55)%	4.69%	(2.59)%
Ratios to Average Net AssetsF
Expenses before reductions	1.37%A	1.32%	2.05%A
Expenses net of fee waivers, if any	.35%A	.35%	.35%A
Expenses net of all reductions	.34%A	.35%	.35%A
Net investment income (loss)	.11%A	1.04%	3.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 85	$ 102	$ 97
Portfolio turnover rateG	74% A	11%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.005 per share.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2015 (Unaudited)

1. Organization.

Strategic Advisers® Emerging Markets Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund currently invests in affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) (the Underlying Funds). The Fund offers Emerging Market, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Distributions from the Underlying Funds and ETFs that are deemed to be return of capital are recorded as a reduction of cost of investments.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred an excise tax liability on undistributed net investment income which is included in Miscellaneous expense on the Statement of Operations. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustee compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,250
Gross unrealized depreciation	(2,264,079)
Net unrealized appreciation (depreciation) on securities	$ (2,262,829)

Tax Cost	$ 13,499,828

Semiannual Report

2. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $5,943,735 and $4,649,302, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.25% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Acadian Asset Management LLC, M&G Investments Management Limited, Somerset Capital Management LLP and Pyramis Global Advisors, LLC (an affiliate of the investment adviser) have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 124	$ 124

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets *
Emerging Markets	$ 1,309.02
Class L	10.02
Class N	7.01
	$ 1,326

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2016. During the period, this waiver reduced the Fund's management fee by $19,046.

The investment adviser has also contractually agreed to reimburse Emerging Markets, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2016. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example sub-advisory fees and interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Emerging Markets	.10%	$ 40,848
Class F	.10%	3,857
Class L	.10%	369
Class N	.35%	354

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $965 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses as follows:

Amount
Emerging Markets	$ 8

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2015	Year ended February 28, 2015
From net investment income
Emerging Markets	$ -	$ 150,910
Class F	-	11,431
Class L	-	1,455
Class N	-	1,193
Total	$ -	$ 164,989

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Distributions to Shareholders - continued

	Six months ended August 31, 2015	Year ended February 28, 2015
From net realized gain
Emerging Markets	$ 37,618	$ 35,871
Class F	3,615	1,951
Class L	336	350
Class N	335	350
Total	$ 41,904	$ 38,522

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended August 31, 2015	Year ended February 28, 2015	Six months ended August 31, 2015	Year ended February 28, 2015
Emerging Markets
Shares sold	158,012	166,658	$ 1,577,600	$ 1,723,851
Reinvestment of distributions	3,643	18,973	37,599	186,781
Shares redeemed	(82,886)	(101,526)	(810,032)	(1,053,925)
Net increase (decrease)	78,769	84,105	$ 805,167	$ 856,707
Class F
Shares sold	55,805	54,370	$ 537,837	$ 560,712
Reinvestment of distributions	350	1,363	3,615	13,382
Shares redeemed	(8,113)	(5,246)	(78,109)	(53,692)
Net increase (decrease)	48,042	50,487	$ 463,343	$ 520,402
Class L
Shares sold	3,161	-	$ 30,169	$ -
Reinvestment of distributions	33	183	336	1,805
Net increase (decrease)	3,194	183	$ 30,505	$ 1,805
Class N
Reinvestment of distributions	32	157	335	1,543
Net increase (decrease)	32	157	$ 335	$ 1,543

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 73% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Emerging Markets Fund of Funds

On June 4, 2015, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with Somerset Capital Management LLP (New Sub-Adviser) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the New Sub-Adviser, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the New Sub-Adviser's investment staff, its use of technology, and the New Sub-Adviser's approach to managing and compensating investment personnel. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board also considered the historical investment performance of the New Sub-Adviser and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the projected change in the fund's total operating expenses as a result of hiring the New Sub-Adviser.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.25% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its 0.30% portion of the fund's management fee through April 30, 2016. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, sub-advisory fees and acquired fund fees and expenses, if any) as a percentage of net assets exceed 0.10%, 0.10% and 0.35%, respectively, through April 30, 2016. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, sub-advisory fees and acquired fund fees and expenses, if any) exceed 0.10% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that there are no expected changes to the fund's total net expenses as a result of approving the Sub-Advisory Agreement.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Semiannual Report

Potential Fall-Out Benefits. The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Adviser, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Adviser will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale. The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to shareholders.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Strategic Advisers Emerging Markets Fund of Funds

On March 5, 2015, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with M&G Investments (New Sub-Adviser) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the New Sub-Adviser, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the New Sub-Adviser's investment staff, its use of technology, and the New Sub-Adviser's approach to managing and compensating investment personnel. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance. The Board also considered the historical investment performance of the New Sub-Adviser and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the projected change in the fund's total operating expenses as a result of hiring the New Sub-Adviser. The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.25% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its 0.30% portion of the fund's management fee through April 30, 2016. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, sub-advisory fees and acquired fund fees and expenses, if any) as a percentage of net assets exceed 0.10%, 0.10% and 0.35%, respectively, through April 30, 2016. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, sub-advisory fees and acquired fund fees and expenses, if any) exceed 0.10% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Adviser, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Adviser will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale. The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to shareholders.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Acadian Asset Management LLC

M&G Investment Management Limited

Pyramis Global Advisors, LLC

Somerset Capital Management LLP

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

RMF-L-RMF-N-SANN-1015
1.9585959.101
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers® International Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2015

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period C March 1, 2015 to August 31, 2015
Actual	.19%	$ 1,000.00	$ 947.30	$ .93
HypotheticalA		$ 1,000.00	$ 1,024.18	$ .97

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Harbor International Fund Institutional Class	8.0	9.0
Fidelity International Discovery Fund	7.1	7.0
Fidelity Diversified International Fund	5.1	5.2
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class A	4.7	4.9
Oakmark International Fund Class I	4.7	4.9
Artisan International Value Fund Investor Class	4.1	3.5
iShares MSCI Japan ETF	4.0	3.1
Henderson International Opportunities Fund Class A	3.4	3.5
Fidelity Overseas Fund	3.1	3.0
Vanguard FTSE European ETF	2.0	1.7
	46.2
Asset Allocation (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
Stocks 31.7%	Stocks 25.3%
Europe Stock Funds 6.8%	Europe Stock Funds 5.7%
Foreign Large Blend Funds 30.3%	Foreign Large Blend Funds 35.0%
Foreign Large Growth Funds 16.4%	Foreign Large Growth Funds 17.6%
Foreign Large Value Funds 1.4%	Foreign Large Value Funds 1.2%
Foreign Small Mid Growth Funds 0.5%	Foreign Small Mid Growth Funds 0.5%
Foreign Small Mid Blend Funds 1.6%	Foreign Small Mid Blend Funds 1.3%
Other 5.6%	Other 6.0%
Sector Funds 1.0%	Sector Funds 0.9%
Short-Term Investments and Net Other Assets (Liabilities) 4.7%	Short-Term Investments and Net Other Assets (Liabilities) 6.5%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 31.2%
	Shares	Value
CONSUMER DISCRETIONARY - 3.5%
Auto Components - 0.4%
Aisin Seiki Co. Ltd.	156,200	$ 5,616,573
Autoneum Holding AG	886	166,907
Continental AG	47,329	10,061,734
DENSO Corp.	521,100	23,250,235
GKN PLC	3,941,054	17,640,696
Michelin CGDE Series B	50,658	4,905,231
NHK Spring Co. Ltd.	120,800	1,164,870
NOK Corp.	33,600	825,943
Sumitomo Electric Industries Ltd.	185,700	2,541,130
Toyoda Gosei Co. Ltd.	56,900	1,111,484
Toyota Industries Corp.	27,800	1,375,148
Valeo SA	52,033	6,539,549
Yokohama Rubber Co. Ltd.	49,000	960,200
		76,159,700
Automobiles - 0.4%
Bayerische Motoren Werke AG (BMW)	59,545	5,493,811
Fuji Heavy Industries Ltd.	378,000	13,214,442
Honda Motor Co. Ltd.	590,200	18,564,205
Hyundai Motor Co.	105,233	13,257,785
Maruti Suzuki India Ltd. (a)	40,015	2,517,280
Mazda Motor Corp.	79,500	1,362,426
Peugeot Citroen SA (a)	79,173	1,368,197
Renault SA	8,963	745,185
Suzuki Motor Corp.	45,200	1,534,829
Toyota Motor Corp.	432,600	25,569,362
Volkswagen AG	3,653	683,339
		84,310,861
Distributors - 0.0%
Inchcape PLC	631,985	7,084,250
Hotels, Restaurants & Leisure - 0.7%
Carnival PLC	547,300	27,643,708
Carnival PLC sponsored ADR	19,855	1,008,833
Compass Group PLC	3,265,002	51,855,007
Flight Centre Travel Group Ltd.	17,700	466,186
Greene King PLC	33,717	424,775
InterContinental Hotel Group PLC	151,567	5,674,634
Merlin Entertainments PLC	443,759	2,645,484
MGM China Holdings Ltd.	2,043,200	3,379,826
SJM Holdings Ltd.	883,900	799,497
The Restaurant Group PLC	88,124	901,283
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
TUI AG	461,606	$ 8,287,859
Whitbread PLC	326,045	24,000,161
Yum! Brands, Inc.	62,984	5,024,234
		132,111,487
Household Durables - 0.3%
Berkeley Group Holdings PLC	55,032	2,847,539
Casio Computer Co. Ltd.	150,600	2,888,489
Nikon Corp.	1,883,400	24,074,459
Panasonic Corp.	77,500	848,752
Sony Corp. (a)	350,700	9,043,147
Steinhoff International Holdings Ltd.	890,179	5,334,300
Taylor Wimpey PLC	927,241	2,864,200
Techtronic Industries Co. Ltd.	1,083,500	3,921,546
		51,822,432
Internet & Catalog Retail - 0.1%
Rakuten, Inc.	325,700	4,643,947
Vipshop Holdings Ltd. ADR (a)	140,491	2,527,433
YOOX SpA (a)	47,523	1,501,715
Zalando SE (a)	57,703	1,890,742
		10,563,837
Leisure Products - 0.1%
Sankyo Co. Ltd. (Gunma)	121,100	4,660,398
Yamaha Corp.	295,100	6,743,163
		11,403,561
Media - 0.8%
Altice NV:
Class A (a)	19,050	543,509
Class B (a)	4,982	156,424
Cineworld Group PLC	19,706	178,409
Fuji Media Holdings, Inc.	469,200	5,494,688
Grupo Televisa SA de CV (CPO) sponsored ADR	122,665	3,748,642
ITV PLC	3,270,289	12,555,683
ITV PLC ADR	7,700	293,909
Lagardere S.C.A. (Reg.)	74,508	2,027,522
Naspers Ltd. Class N	36,839	4,775,681
Nippon Television Network Corp.	301,100	5,208,046
Pearson PLC sponsored ADR	1,609	27,997
ProSiebenSat.1 Media AG	197,020	9,596,238
Publicis Groupe SA	87,538	6,239,618
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
realestate.com.au Ltd.	63,846	$ 1,876,961
RELX NV	3,841,635	59,210,084
RELX PLC	329,763	5,287,923
SKY PLC	838,698	13,423,223
Telenet Group Holding NV (a)	49,578	2,795,050
Television Francaise 1 SA	25,175	404,824
UBM PLC	862,558	6,518,707
Vivendi SA	151,546	3,748,914
Wolters Kluwer NV	13,602	431,193
WPP PLC	1,101,912	22,683,157
WPP PLC ADR	7,100	732,436
		167,958,838
Multiline Retail - 0.1%
Dollarama, Inc.	72,422	4,135,254
Harvey Norman Holdings Ltd.	340,284	1,050,988
Marks & Spencer Group PLC	60,931	483,787
Next PLC	76,448	9,320,236
Ryohin Keikaku Co. Ltd.	8,300	1,842,104
		16,832,369
Specialty Retail - 0.3%
ABC-MART, Inc.	48,500	2,936,691
Carphone Warehouse Group PLC	14,055	93,042
Esprit Holdings Ltd.	9,411,000	7,893,046
Fast Retailing Co. Ltd.	4,800	1,945,665
Fielmann AG	21,724	1,433,646
H&M Hennes & Mauritz AB (B Shares)	405,888	15,619,928
Inditex SA	304,805	10,172,178
JB Hi-Fi Ltd.	22,637	306,083
Kingfisher PLC	1,404,800	7,634,441
Matas A/S	5,190	103,779
Mobilezone Holding AG	27,289	446,042
Nitori Holdings Co. Ltd.	80,400	6,381,442
Premier Investments Ltd.	46,301	408,581
USS Co. Ltd.	650,000	11,511,262
		66,885,826
Textiles, Apparel & Luxury Goods - 0.3%
Burberry Group PLC	251,593	5,447,440
Christian Dior SA	24,286	4,507,569
Compagnie Financiere Richemont SA Series A	276,613	20,667,810
Global Brands Group Holding Ltd. (a)	16,600,000	3,148,625
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Hermes International SCA	8,081	$ 2,871,412
Luxottica Group SpA	3,922	265,602
LVMH Moet Hennessy - Louis Vuitton SA	148,812	24,822,972
LVMH Moet Hennessy - Louis Vuitton SA ADR	9,400	313,302
Pandora A/S	44,836	5,180,372
Safilo Group SpA (a)	16,276	189,947
Salvatore Ferragamo Italia SpA	29,601	800,524
Swatch Group AG (Bearer) (Reg.)	6,458	478,346
		68,693,921
TOTAL CONSUMER DISCRETIONARY		693,827,082
CONSUMER STAPLES - 4.3%
Beverages - 0.6%
Anheuser-Busch InBev SA NV	71,807	7,831,896
Anheuser-Busch InBev SA NV ADR	26,815	2,920,422
Asahi Group Holdings	92,900	3,059,237
Carlsberg A/S Series B	116,136	8,765,179
Coca-Cola Central Japan Co. Ltd.	259,000	4,679,305
Davide Campari-Milano SpA	60,700	453,643
Davide Campari-Milano SpA	346,700	2,591,069
Diageo PLC	720,041	19,078,894
Diageo PLC sponsored ADR	1,615	171,788
Embotelladoras Arca S.A.B. de CV	277,218	1,585,383
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	21,469	1,911,385
Heineken Holding NV	95,500	6,665,683
Heineken NV (Bearer)	405,474	32,077,687
ITO EN Ltd.	187,400	4,425,518
Kirin Holdings Co. Ltd.	189,000	2,773,489
Pernod Ricard SA	265,806	27,894,603
		126,885,181
Food & Staples Retailing - 0.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	120,966	5,126,068
Delhaize Freres & Compagnie Le Lion SA sponsored ADR	13,300	297,122
Delhaize Group SA	27,741	2,482,169
Distribuidora Internacional de Alimentacion SA	354,800	2,136,413
Jeronimo Martins SGPS SA	279,198	3,869,280
Kesko Oyj	19,473	700,782
Koninklijke Ahold NV	81,203	1,605,113
Metro AG	224,900	6,539,049
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Seven & i Holdings Co. Ltd.	142,100	$ 6,179,180
Sundrug Co. Ltd.	166,700	9,367,799
Tsuruha Holdings, Inc.	39,600	3,213,856
		41,516,831
Food Products - 1.3%
Ajinomoto Co., Inc.	63,000	1,383,911
Aryzta AG	361,122	18,522,142
CSM NV (exchangeable)	30,065	661,254
Danone SA	1,207,756	74,824,707
M. Dias Branco SA	169,625	2,960,656
Meiji Holdings Co. Ltd.	30,300	4,926,817
Nestle SA	1,810,599	133,381,248
Nestle SA sponsored ADR	6,028	443,950
Toyo Suisan Kaisha Ltd.	274,000	10,258,331
Viscofan Envolturas Celulosicas SA	22,333	1,303,171
		248,666,187
Household Products - 0.7%
Colgate-Palmolive Co.	752,275	47,250,393
Henkel AG & Co. KGaA	6,502	596,977
Hindustan Unilever Ltd.	335,683	4,356,076
Reckitt Benckiser Group PLC	922,027	80,782,867
Svenska Cellulosa AB (SCA) (B Shares)	143,047	4,078,850
		137,065,163
Personal Products - 0.7%
AMOREPACIFIC Corp.	4,920	1,574,576
Beiersdorf AG	12,459	1,031,508
Kao Corp.	988,300	45,138,703
Kobayashi Pharmaceutical Co. Ltd.	151,300	11,746,164
Kose Corp.	59,600	5,887,258
L'Oreal SA	129,126	22,126,038
Oriflame Holding AG (a)	25,139	336,731
Pola Orbis Holdings, Inc.	27,200	1,624,055
Unilever NV:
(Certificaten Van Aandelen) (Bearer)	386,364	15,483,364
(NY Reg.)	107,600	4,316,912
Unilever PLC	520,378	20,869,711
Unilever PLC sponsored ADR	68,372	2,756,075
		132,891,095
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.8%
British American Tobacco PLC:
(United Kingdom)	1,291,992	$ 68,414,142
sponsored ADR	10,969	1,162,495
Imperial Tobacco Group PLC	161,000	7,804,452
Japan Tobacco, Inc.	1,753,400	62,314,779
KT&G Corp.	285,094	26,636,865
Swedish Match Co. AB	9,340	276,140
		166,608,873
TOTAL CONSUMER STAPLES		853,633,330
ENERGY - 1.2%
Energy Equipment & Services - 0.2%
Technip SA	470,412	25,633,504
Tecnicas Reunidas SA	160,215	7,715,485
		33,348,989
Oil, Gas & Consumable Fuels - 1.0%
Baytex Energy Corp.	1,152,332	6,665,587
BG Group PLC	1,068,513	16,217,439
Cairn Energy PLC (a)	2,283,001	5,310,950
Canadian Natural Resources Ltd.	257,330	5,799,509
CNOOC Ltd.	19,934,000	24,986,591
Enbridge, Inc.	371,840	15,367,088
Eni SpA	406,700	6,712,964
Galp Energia SGPS SA Class B	437,003	4,608,128
Gazprom OAO sponsored ADR (Reg. S)	462,061	2,071,906
Imperial Oil Ltd.	517,530	18,272,475
INPEX Corp.	1,301,700	13,194,274
LUKOIL Oil Co. sponsored ADR (United Kingdom)	38,639	1,457,463
Neste Oyj	47,287	1,214,084
Oil Search Ltd. ADR	1,019,693	4,934,519
Reliance Industries Ltd. sponsored GDR (d)	207,078	5,404,736
Royal Dutch Shell PLC:
Class A (Netherlands)	310,975	8,163,144
Class A (United Kingdom)	517,433	13,480,310
Suncor Energy, Inc.	239,800	6,791,538
Total SA	1,003,554	46,270,243
		206,922,948
TOTAL ENERGY		240,271,937
Common Stocks - continued
	Shares	Value
FINANCIALS - 7.0%
Banks - 3.4%
77 Bank Ltd.	64,000	$ 378,711
Australia & New Zealand Banking Group Ltd.	181,198	3,601,561
Axis Bank Ltd. (a)	450,324	3,446,581
Banco Bilbao Vizcaya Argentaria SA	749,517	6,933,625
Banco do Brasil SA	133,000	653,879
Bank Communications Co. Ltd. (H Shares)	1,178,000	887,674
Bank of Ireland (a)	16,506,981	6,549,537
Bank of Kyoto Ltd.	131,000	1,420,294
Bank of Yokohama Ltd.	299,000	1,825,776
Bankinter SA	565,361	4,263,301
Barclays PLC	14,919,822	59,288,541
Barclays PLC sponsored ADR	38,595	615,590
BNP Paribas SA	737,769	46,585,229
BOC Hong Kong (Holdings) Ltd.	1,959,500	6,624,331
CaixaBank SA	4,456,167	19,301,883
Chiba Bank Ltd.	771,000	5,613,346
Chinatrust Financial Holding Co. Ltd.	4,504,693	2,717,429
Commerzbank AG (a)	78,730	882,762
DBS Group Holdings Ltd.	1,123,800	14,144,565
DNB ASA	1,496,473	21,418,759
Dubai Islamic Bank Pakistan Ltd. (a)	834,011	1,589,457
First Gulf Bank PJSC	340,600	1,330,686
HDFC Bank Ltd. (a)	245,364	4,404,068
HDFC Bank Ltd. sponsored ADR	139,608	7,956,260
HSBC Holdings PLC:
(Hong Kong)	4,548,900	36,101,043
(United Kingdom)	5,221,677	41,270,417
Industrial & Commercial Bank of China Ltd.	5,242,797	3,445,097
ING Groep NV:
(Certificaten Van Aandelen)	3,125,721	47,893,652
sponsored ADR	23,908	365,792
Intesa Sanpaolo SpA	8,674,798	31,562,032
Joyo Bank Ltd.	1,080,000	5,768,563
Jyske Bank A/S (Reg.) (a)	92,074	5,146,792
Kasikornbank PCL NVDR	729,700	3,674,968
KBC Groep NV	461,427	30,637,653
Lloyds Banking Group PLC	40,500,928	47,737,596
Mitsubishi UFJ Financial Group, Inc.	4,287,100	28,278,486
Nordea Bank AB	262,665	3,108,792
North Pacific Bank Ltd.	1,062,400	4,265,855
Ogaki Kyoritsu Bank Ltd.	34,000	120,355
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Resona Holdings, Inc.	1,343,300	$ 6,770,639
Royal Bank of Scotland Group PLC sponsored ADR (a)	8,611	88,435
Sberbank of Russia:
sponsored ADR	732,694	3,553,566
sponsored ADR (United Kingdom)	537,320	2,665,107
Shiga Bank Ltd.	200,000	1,019,749
Skandinaviska Enskilda Banken AB (A Shares)	232,042	2,701,127
Sumitomo Mitsui Financial Group, Inc.	1,913,000	78,081,899
Svenska Handelsbanken AB (A Shares)	850,437	12,707,333
Sydbank A/S	124,570	4,742,063
The Chugoku Bank Ltd.	67,200	993,986
The Hachijuni Bank Ltd.	709,000	4,885,508
The Suruga Bank Ltd.	271,700	5,189,767
The Toronto-Dominion Bank	162,122	6,467,135
UniCredit SpA	743,758	4,865,765
Westpac Banking Corp.	855,511	18,996,945
Yamaguchi Financial Group, Inc.	63,000	775,875
		666,315,837
Capital Markets - 0.8%
Anima Holding SpA	35,345	335,346
Azimut Holding SpA	309,050	6,818,097
Banca Generali SpA	119,884	3,594,584
CI Financial Corp.	133,231	3,184,946
Credit Suisse Group AG	315,447	8,491,041
Daiwa Securities Group, Inc.	2,268,100	15,677,537
Deutsche Bank AG	118,575	3,483,908
GAM Holding Ltd.	313,100	5,781,653
Intermediate Capital Group PLC	45,576	373,460
Julius Baer Group Ltd.	308,649	15,029,337
Macquarie Group Ltd.	131,387	7,099,573
Mediobanca SpA	845,718	8,493,751
Partners Group Holding AG	21,852	7,058,694
Platinum Asset Management Ltd.	44,044	212,198
Schroders PLC	57,747	2,514,830
Schroders PLC (non-vtg.)	11,351	388,250
SVG Capital PLC (a)	49,829	355,857
UBS Group AG	3,492,078	72,359,512
		161,252,574
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.0%
AEON Financial Service Co. Ltd.	290,800	$ 6,584,974
Provident Financial PLC	82,428	3,731,330
		10,316,304
Diversified Financial Services - 0.4%
Banca IFIS SpA	2,887	67,385
Cerved Information Solutions SpA	32,461	267,732
Challenger Ltd.	1,403,000	7,138,881
Deutsche Boerse AG	4,185	374,710
First Pacific Co. Ltd.	4,944,000	3,221,553
FirstRand Ltd.	1,076,792	4,296,563
Fubon Financial Holding Co. Ltd.	2,122,000	3,650,851
Groupe Bruxelles Lambert SA	74,100	5,758,229
Hong Kong Exchanges and Clearing Ltd.	55,000	1,293,024
IG Group Holdings PLC	1,266,779	14,093,075
Investor AB (B Shares)	274,671	9,892,179
Mitsubishi UFJ Lease & Finance Co. Ltd.	98,400	473,834
ORIX Corp.	1,639,800	21,978,948
		72,506,964
Insurance - 1.9%
Admiral Group PLC	133,900	3,184,778
AEGON NV	317,847	1,957,692
Ageas	10,477	429,122
AIA Group Ltd.	6,248,400	34,547,382
Allianz SE	39,400	6,277,717
Amlin PLC	641,922	5,082,751
Aviva PLC	6,199,285	45,642,768
AXA SA	827,251	20,863,536
Baloise Holdings AG	4,196	513,947
BB Seguridade Participacoes SA	362,300	2,867,112
Beazley PLC	144,721	743,283
China Life Insurance Co. Ltd.	1,203,533	4,801,750
China Pacific Insurance (Group) Co. Ltd.	550,285	1,951,249
Dai-ichi Mutual Life Insurance Co.	246,500	4,478,710
Delta Lloyd NV	196,300	2,085,372
Euler Hermes SA	45,644	4,712,186
Fairfax Financial Holdings Ltd. (sub. vtg.)	68,253	31,737,956
Gjensidige Forsikring ASA	81,700	1,213,801
Hiscox Ltd.	1,122,827	15,506,802
Intact Financial Corp.	42,237	2,923,137
Jardine Lloyd Thompson Group PLC	453,659	7,337,313
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Legal & General Group PLC	856,961	$ 3,323,022
MAPFRE SA (Reg.)	517,143	1,526,221
MS&AD Insurance Group Holdings, Inc.	432,800	13,606,891
Muenchener Rueckversicherungs AG	11,511	2,115,816
NKSJ Holdings, Inc.	73,900	2,440,746
Phoenix Group Holdings	268,985	3,481,609
Ping An Insurance (Group) Co. of China Ltd.	1,231,916	5,852,007
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	575,500	2,818,075
Prudential PLC	805,110	17,376,163
Prudential PLC ADR	15,594	677,247
QBE Insurance Group Ltd.	235,568	2,212,874
Sampo Oyj (A Shares)	219,334	10,590,787
Sanlam Ltd.	219,603	1,056,434
Societa Cattolica Di Assicurazioni SCRL	225,118	1,595,271
Sony Financial Holdings, Inc.	823,800	15,407,879
Swiss Life Holding AG	4,827	1,130,536
T&D Holdings, Inc.	212,000	2,846,005
Talanx AG	153,300	4,618,027
Tokio Marine Holdings, Inc.	299,100	11,973,265
Zurich Insurance Group AG	225,221	61,905,777
		365,413,016
Real Estate Investment Trusts - 0.0%
Derwent London PLC	45,777	2,535,135
Fibra Uno Administracion SA de CV	134,200	288,276
Unibail-Rodamco	25,277	6,559,310
Westfield Corp. unit	135,999	943,641
		10,326,362
Real Estate Management & Development - 0.5%
Brookfield Asset Management, Inc.	162,783	5,119,525
Cheung Kong Property Holdings Ltd.	1,457,040	10,208,614
China Overseas Land and Investment Ltd.	1,792,000	5,248,792
Daiwa House Industry Co. Ltd.	43,700	1,071,366
Deutsche Annington Immobilien SE	789,124	25,843,770
Deutsche Wohnen AG (Bearer)	1,004,087	26,410,697
Emaar Properties PJSC	845,179	1,553,215
LEG Immobilien AG	118,029	8,858,005
Lend Lease Group unit	160,804	1,595,240
Mobimo Holding AG	2,066	427,242
Sponda Oyj	88,973	358,429
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Sumitomo Realty & Development Co. Ltd.	213,000	$ 7,192,245
TAG Immobilien AG	437,334	5,000,787
		98,887,927
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	146,468	2,618,760
TOTAL FINANCIALS		1,387,637,744
HEALTH CARE - 3.7%
Biotechnology - 0.1%
Actelion Ltd.	66,531	9,085,079
CSL Ltd.	73,344	4,795,178
Sirtex Medical Ltd.	8,437	208,285
		14,088,542
Health Care Equipment & Supplies - 0.3%
Cochlear Ltd.	18,706	1,137,255
Coloplast A/S Series B	20,073	1,367,403
DiaSorin S.p.A.	11,418	525,834
Essilor International SA	79,052	9,438,553
Hoya Corp.	318,600	12,430,293
Nihon Kohden Corp.	409,000	8,147,596
Sonova Holding AG Class B	1,140	148,478
Sysmex Corp.	45,000	2,716,441
Terumo Corp.	822,500	22,433,870
		58,345,723
Health Care Providers & Services - 0.0%
Fresenius SE & Co. KGaA	23,483	1,661,459
Medipal Holdings Corp.	25,700	443,323
Miraca Holdings, Inc.	1,600	68,441
Ramsay Health Care Ltd.	27,493	1,222,054
		3,395,277
Health Care Technology - 0.0%
M3, Inc.	98,800	2,286,003
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SA	7,761	2,602,686
ICON PLC (a)	49,135	3,783,395
Lonza Group AG	46,540	6,384,114
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
QIAGEN NV (Germany) (a)	23,242	$ 614,599
QIAGEN NV (a)	13,500	353,970
		13,738,764
Pharmaceuticals - 3.2%
Astellas Pharma, Inc.	659,800	9,758,755
AstraZeneca PLC sponsored ADR	203,401	6,362,383
Bayer AG	740,758	100,538,670
Chugai Pharmaceutical Co. Ltd.	45,300	1,689,022
Daiichi Sankyo Kabushiki Kaisha	469,800	9,041,722
Eisai Co. Ltd.	17,600	1,198,976
GlaxoSmithKline PLC	2,917,585	59,570,115
GlaxoSmithKline PLC sponsored ADR	79,000	3,233,470
Hikma Pharmaceuticals PLC	87,743	3,063,097
Hisamitsu Pharmaceutical Co., Inc.	10,400	361,298
Kyowa Hakko Kirin Co., Ltd.	38,000	637,303
Merck KGaA	44,800	4,286,721
Mochida Pharmaceutical Co. Ltd.	6,500	418,202
Novartis AG	1,372,302	133,917,203
Novo Nordisk A/S:
Series B	347,537	19,187,646
Series B sponsored ADR	106,124	5,865,473
Otsuka Holdings Co. Ltd.	18,000	614,218
Roche Holding AG:
(participation certificate)	379,817	103,395,468
sponsored ADR	42,606	1,455,208
Sanofi SA	528,085	51,943,339
Santen Pharmaceutical Co. Ltd.	2,081,900	32,573,484
Shionogi & Co. Ltd.	155,700	6,100,102
Shire PLC	191,806	14,833,796
Shire PLC sponsored ADR	19,500	4,524,000
Stada Arzneimittel AG	6,428	221,373
Taisho Pharmaceutical Holdings Co. Ltd.	16,300	1,054,519
Takeda Pharmaceutical Co. Ltd.	90,200	4,424,728
Teva Pharmaceutical Industries Ltd. sponsored ADR	368,493	23,734,634
Valeant Pharmaceuticals International, Inc. (Canada) (a)	107,741	24,977,142
		628,982,067
TOTAL HEALTH CARE		720,836,376
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 3.8%
Aerospace & Defense - 0.2%
Airbus Group NV	88,840	$ 5,784,775
Cobham PLC	4,013,441	17,342,689
MTU Aero Engines Holdings AG	5,828	522,406
QinetiQ Group PLC	234,119	836,706
Safran SA	85,382	6,670,390
		31,156,966
Air Freight & Logistics - 0.3%
Bollore Group	951,300	5,143,221
Deutsche Post AG	166,662	4,592,270
PostNL NV (a)	2,614,860	9,879,671
Yamato Holdings Co. Ltd.	2,161,600	42,083,906
		61,699,068
Airlines - 0.3%
Dart Group PLC	31,791	220,988
easyJet PLC	360,041	9,298,287
International Consolidated Airlines Group SA CDI (a)	2,245,255	18,570,403
Japan Airlines Co. Ltd.	213,700	7,584,156
Qantas Airways Ltd.	191,477	457,849
Ryanair Holdings PLC sponsored ADR	196,600	14,341,970
		50,473,653
Building Products - 0.2%
Asahi Glass Co. Ltd.	89,000	527,246
ASSA ABLOY AB:
(B Shares)	334,681	6,408,196
ADR	51,900	496,683
Compagnie de St. Gobain	65,004	2,988,161
Daikin Industries Ltd.	119,800	7,117,674
Geberit AG (Reg.)	33,376	10,610,298
Kingspan Group PLC (Ireland)	84,775	2,083,353
		30,231,611
Commercial Services & Supplies - 0.2%
Babcock International Group PLC	157,106	2,336,057
Berendsen PLC	9,832	150,570
BIC SA	2,159	342,694
Brambles Ltd.	4,939,058	34,586,425
Dai Nippon Printing Co. Ltd.	65,000	667,495
Downer Edi Ltd.	72,983	188,017
Edenred SA	57,508	1,219,989
Intrum Justitia AB	46,376	1,591,881
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Kaba Holding AG (B Shares) (Reg.)	486	$ 321,771
Secom Co. Ltd.	36,800	2,353,668
		43,758,567
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	8,209	266,541
Balfour Beatty PLC	3,424,290	14,318,711
Costain Group PLC	6,271	37,337
JGC Corp.	327,000	4,769,776
Koninklijke Boskalis Westminster NV	115,800	6,033,345
Skanska AB (B Shares)	11,625	227,941
		25,653,651
Electrical Equipment - 0.6%
ABB Ltd.:
(Reg.)	102,142	1,972,585
sponsored ADR	110,400	2,131,824
Fuji Electric Co. Ltd.	317,000	1,256,766
Legrand SA	876,220	50,568,562
Mitsubishi Electric Corp.	315,000	3,134,497
Nidec Corp.	60,800	4,760,457
OSRAM Licht AG	24,661	1,305,075
Prysmian SpA	254,400	5,444,007
Schneider Electric SA	834,912	52,775,380
		123,349,153
Industrial Conglomerates - 0.3%
Bidvest Group Ltd.	90,304	2,171,766
CK Hutchison Holdings Ltd.	1,481,040	19,740,703
DCC PLC (United Kingdom)	84,000	6,263,154
Koninklijke Philips Electronics NV	373,100	9,588,109
Nolato AB Series B	2,888	72,490
Rheinmetall AG	8,281	511,275
Siemens AG	273,531	27,113,203
		65,460,700
Machinery - 0.6%
Atlas Copco AB:
(A Shares)	1,046,823	26,399,328
(B Shares)	81,160	1,852,128
Duerr AG	9,708	751,674
Fanuc Corp.	65,000	10,526,779
GEA Group AG	715	27,921
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Glory Ltd.	193,400	$ 5,043,875
Hino Motors Ltd.	107,300	1,176,771
Hitachi Construction Machinery Co. Ltd.	43,700	632,443
IMI PLC	162,469	2,587,824
Komatsu Ltd.	329,400	5,454,885
Kone Oyj (B Shares)	126,718	5,016,696
Kubota Corp.	1,118,000	17,401,275
Kurita Water Industries Ltd.	20,800	431,148
Mitsubishi Heavy Industries Ltd.	994,800	4,727,995
Sandvik AB	49,413	477,437
Schindler Holding AG:
(participation certificate)	133,738	20,517,608
(Reg.)	5,814	905,797
Spirax-Sarco Engineering PLC	5,643	273,111
Tadano Ltd.	158,000	2,143,480
Volvo AB (B Shares)	38,228	415,875
Wartsila Corp.	28,862	1,195,746
		107,959,796
Marine - 0.0%
Kawasaki Kisen Kaisha Ltd.	411,000	912,336
Professional Services - 0.2%
Adecco SA (Reg.)	47,296	3,716,062
Bertrandt AG	1,021	110,997
Capita Group PLC	213,409	4,047,605
Experian PLC	196,094	3,337,050
Intertek Group PLC	85,315	3,320,026
Michael Page International PLC	1,726,067	13,428,655
Randstad Holding NV	16,799	1,062,254
SGS SA (Reg.)	6,603	11,653,357
Temp Holdings Co., Ltd.	60,600	2,704,228
		43,380,234
Road & Rail - 0.3%
Asciano Ltd.	762,000	4,603,934
Aurizon Holdings Ltd.	157,381	555,521
Canadian National Railway Co.	47,890	2,664,964
Central Japan Railway Co.	21,000	3,438,238
DSV de Sammensluttede Vognmaend A/S	8,225	293,814
East Japan Railway Co.	439,500	40,604,932
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Hankyu Hanshin Holdings, Inc.	64,000	$ 383,824
Stagecoach Group PLC	705,350	3,927,883
		56,473,110
Trading Companies & Distributors - 0.4%
Ashtead Group PLC	20,195	293,003
Brenntag AG	376,136	20,926,777
Bunzl PLC	1,153,866	30,790,862
Mitsubishi Corp.	793,400	14,739,908
Nagase & Co. Ltd.	5,300	63,765
Noble Group Ltd.	10,899,600	4,209,831
Ramirent Oyj	9,710	78,670
Rexel SA	483,100	7,413,363
Sojitz Corp.	191,400	404,189
Sumitomo Corp.	176,400	1,870,961
Toyota Tsusho Corp.	17,700	407,247
Wolseley PLC	98,386	6,351,447
		87,550,023
Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	86,736	1,436,603
Adani Ports & Special Economic Zone	323,266	1,732,016
Astm SpA	16,984	225,463
Atlantia SpA	139,574	3,737,024
China Merchants Holdings International Co. Ltd.	3,975,772	13,286,688
Groupe Eurotunnel SA	60,019	812,582
SIA Engineering Co. Ltd.	487,000	1,207,966
		22,438,342
TOTAL INDUSTRIALS		750,497,210
INFORMATION TECHNOLOGY - 3.0%
Communications Equipment - 0.2%
Alcatel-Lucent SA (a)	4,148	13,900
Nokia Corp. sponsored ADR	602	3,756
Telefonaktiebolaget LM Ericsson:
(B Shares)	4,603,131	44,868,558
(B Shares) sponsored ADR	50,683	494,666
		45,380,880
Electronic Equipment & Components - 0.6%
Alps Electric Co. Ltd.	78,200	2,443,720
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
China High Precision Automation Group Ltd. (a)	1,073,000	$ 1
Citizen Holdings Co. Ltd.	11,100	83,692
Flextronics International Ltd. (a)	603,200	6,339,632
Halma PLC	1,236,959	14,330,758
Hexagon AB (B Shares)	71,154	2,292,796
Hirose Electric Co. Ltd.	119,400	13,612,879
Hitachi Ltd.	7,242,400	40,608,070
Japan Aviation Electronics Industry Ltd.	18,000	328,545
Keyence Corp.	21,400	9,906,460
Largan Precision Co. Ltd.	26,000	2,416,669
Murata Manufacturing Co. Ltd.	68,800	9,910,188
OMRON Corp.	171,700	6,433,668
Spectris PLC	220,144	6,161,672
TDK Corp.	5,700	353,648
Yokogawa Electric Corp.	42,100	493,547
		115,715,945
Internet Software & Services - 0.1%
Alibaba Group Holding Ltd. sponsored ADR	88,917	5,879,192
JUST EAT Ltd. (a)	230,158	1,391,872
NetEase, Inc. sponsored ADR	25,238	2,805,961
Tencent Holdings Ltd.	273,000	4,571,938
United Internet AG	5,723	278,364
		14,927,327
IT Services - 0.8%
Accenture PLC Class A	144,191	13,592,886
ALTEN	4,761	227,005
Amadeus IT Holding SA Class A	982,832	41,148,637
Bechtle AG	5,182	449,731
Capgemini SA	109,138	9,812,233
Cognizant Technology Solutions Corp. Class A (a)	240,147	15,114,852
Computershare Ltd.	1,035,784	7,297,445
Fujitsu Ltd.	256,000	1,267,254
IT Holdings Corp.	52,900	1,237,145
Luxoft Holding, Inc. (a)	16,793	1,025,884
MasterCard, Inc. Class A	118,138	10,912,407
Nomura Research Institute Ltd.	1,120,800	45,394,305
NTT Data Corp.	40,200	1,932,766
OBIC Co. Ltd.	238,000	10,599,596
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
SCSK Corp.	51,600	$ 1,862,154
Wirecard AG	45,477	1,894,053
		163,768,353
Semiconductors & Semiconductor Equipment - 0.8%
ams AG	5,028	186,993
Analog Devices, Inc.	529,080	29,554,409
ARM Holdings PLC	110,724	1,586,462
ASM International NV (Netherlands)	110,727	4,176,741
Dialog Semiconductor PLC (a)	30,732	1,474,790
Infineon Technologies AG	1,703,967	18,650,687
MediaTek, Inc.	1,139,000	8,799,021
NVIDIA Corp.	603,487	13,566,388
NXP Semiconductors NV (a)	75,086	6,356,030
SK Hynix, Inc.	93,730	2,837,229
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,139,798	42,539,184
Texas Instruments, Inc.	249,868	11,953,685
Xilinx, Inc.	135,979	5,696,160
		147,377,779
Software - 0.3%
Cadence Design Systems, Inc. (a)	702,520	14,064,450
Check Point Software Technologies Ltd. (a)	102,537	7,998,911
Constellation Software, Inc.	4,156	1,776,030
Dassault Systemes SA	209,573	14,554,816
Nexon Co. Ltd.	22,500	312,603
Sage Group PLC	282,940	2,238,154
SAP AG	272,981	18,308,814
Software AG (Bearer)	7,292	201,786
Synopsys, Inc. (a)	80,017	3,755,198
Trend Micro, Inc.	132,000	4,689,071
		67,899,833
Technology Hardware, Storage & Peripherals - 0.2%
Brother Industries Ltd.	29,100	395,805
Canon, Inc.	124,300	3,787,058
Fujifilm Holdings Corp.	209,100	8,571,500
Hitachi Maxell Ltd.	15,300	236,248
Konica Minolta, Inc.	21,300	233,223
Logitech International SA (Reg.)	426	5,663
NEC Corp.	2,859,700	8,992,670
Neopost SA	157,474	5,438,233
Samsung Electronics Co. Ltd.	10,430	9,603,840
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Toshiba Tec Corp.	90,000	$ 334,234
Wincor Nixdorf AG	12,400	528,757
		38,127,231
TOTAL INFORMATION TECHNOLOGY		593,197,348
MATERIALS - 1.8%
Chemicals - 1.5%
Akzo Nobel NV	1,034,692	70,059,545
Arkema SA	80,100	5,654,616
Asahi Kasei Corp.	1,059,000	8,423,399
BASF AG	48,055	3,872,888
Clariant AG (Reg.)	974,930	17,599,471
Daicel Chemical Industries Ltd.	273,900	3,603,841
Denki Kagaku Kogyo KK	1,169,000	4,969,128
Ems-Chemie Holding AG	436	196,654
Givaudan SA	14,959	25,766,032
HEXPOL AB (B Shares)	151,270	1,516,095
Israel Corp. Ltd. (Class A)	9,300	2,817,715
Johnson Matthey PLC	112,700	4,677,977
JSR Corp.	1,148,600	18,006,503
K&S AG	48,300	1,806,752
Kemira Oyj	84,095	1,001,236
Kuraray Co. Ltd.	510,100	6,013,979
Linde AG	258,462	44,926,132
Mitsubishi Chemical Holdings Corp.	451,500	2,560,318
Nissan Chemical Industries Co. Ltd.	72,200	1,660,613
Novozymes A/S Series B	144,959	6,315,878
Orica Ltd.	1,243,419	14,034,183
Royal DSM NV	28,166	1,482,660
Royal DSM NV sponsored ADR	15,300	201,807
Sanyo Chemical Industries Ltd.	18,000	134,281
Shin-Etsu Chemical Co. Ltd.	269,000	14,757,930
Showa Denko K.K.	662,000	757,927
Sumitomo Chemical Co. Ltd.	126,000	625,490
Symrise AG	434,729	26,240,437
Syngenta AG (Switzerland)	7,055	2,365,266
Wacker Chemie AG	11,625	1,003,421
		293,052,174
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - 0.0%
Cementir SpA	28,288	$ 168,875
CRH PLC	32,385	946,532
HeidelbergCement Finance AG	6,545	494,724
The Vicat Group	3,872	260,263
		1,870,394
Containers & Packaging - 0.1%
Rexam PLC	589,200	4,868,726
Smurfit Kappa Group PLC	454,394	13,443,467
Toyo Seikan Group Holdings Ltd.	55,300	906,236
		19,218,429
Metals & Mining - 0.2%
BHP Billiton Ltd.	108,592	1,989,155
BHP Billiton PLC ADR	126,800	4,446,876
Glencore Xstrata PLC	329,873	750,680
Iluka Resources Ltd.	1,236,626	6,538,734
JFE Holdings, Inc.	117,700	1,822,702
Mitsubishi Materials Corp.	305,000	978,024
MMC Norilsk Nickel OJSC ADR	47,951	759,304
Nippon Steel & Sumitomo Metal Corp.	335,000	686,959
Rio Tinto PLC	713,285	26,042,495
Salzgitter AG	19,265	600,446
South32 Ltd. (a)	3,649,500	3,947,693
		48,563,068
Paper & Forest Products - 0.0%
Altri SGPS SA	60,446	225,194
Oji Holdings Corp.	19,000	87,705
Stora Enso Oyj (R Shares)	25,459	226,694
UPM-Kymmene Corp.	24,636	411,085
		950,678
TOTAL MATERIALS		363,654,743
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.4%
Belgacom SA	66,642	2,400,139
BT Group PLC	2,803,564	18,703,098
BT Group PLC sponsored ADR	38,952	2,603,941
Deutsche Telekom AG	223,816	3,817,973
Elisa Corp. (A Shares)	51,328	1,710,652
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Hellenic Telecommunications Organization SA	425,121	$ 3,887,954
Inmarsat PLC	110,504	1,663,466
M2 Group Ltd.	116,563	759,841
Nippon Telegraph & Telephone Corp.	314,700	12,003,337
Nippon Telegraph & Telephone Corp. sponsored ADR	12,889	492,875
Orange SA	312,339	4,939,721
Orange SA ADR	20,900	328,757
TDC A/S	2,332,847	14,762,346
Telefonica SA	345,709	4,871,894
Telenor ASA	338,522	6,756,281
TeliaSonera AB	163,774	924,300
Telstra Corp. Ltd.	1,053,427	4,325,604
		84,952,179
Wireless Telecommunication Services - 1.6%
China Mobile Ltd.	3,236,017	38,923,126
KDDI Corp.	5,139,800	127,538,366
Mobile TeleSystems OJSC (a)	556,394	1,993,036
MTN Group Ltd.	281,217	3,753,123
Philippine Long Distance Telephone Co.	57,090	3,062,164
SK Telecom Co. Ltd.	179,708	37,016,959
SoftBank Corp.	334,400	19,456,516
Vodafone Group PLC	18,260,281	62,878,198
Vodafone Group PLC sponsored ADR	237,344	8,183,621
		302,805,109
TOTAL TELECOMMUNICATION SERVICES		387,757,288
UTILITIES - 0.9%
Electric Utilities - 0.3%
Chubu Electric Power Co., Inc.	130,400	2,018,528
Enel SpA	2,520,806	11,360,149
Scottish & Southern Energy PLC	1,759,943	39,726,305
		53,104,982
Gas Utilities - 0.2%
APA Group unit	1,661,017	10,366,690
China Resource Gas Group Ltd.	2,770,000	7,309,179
Gas Natural SDG SA	78,268	1,589,695
Snam Rete Gas SpA	80,226	392,692
Tokyo Gas Co. Ltd.	1,758,000	9,604,765
		29,263,021
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power and Renewable Electricity Producers - 0.0%
Electric Power Development Co. Ltd.	101,100	$ 3,164,910
Multi-Utilities - 0.4%
Centrica PLC	1,558,633	5,816,669
E.ON AG	48,134	545,807
GDF Suez	2,771,673	49,717,072
National Grid PLC	668,000	8,801,326
Veolia Environnement SA	640,277	13,983,640
		78,864,514
Water Utilities - 0.0%
Guangdong Investment Ltd.	6,103,200	8,253,048
TOTAL UTILITIES		172,650,475
TOTAL COMMON STOCKS (Cost $5,654,796,791)		6,163,963,533
Nonconvertible Preferred Stocks - 0.5%

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	8,426	613,739
Hyundai Motor Co.	58,700	4,814,405
Porsche Automobil Holding SE (Germany)	122,050	8,506,487
Volkswagen AG	211,856	40,295,949
		54,230,580
CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Ambev SA sponsored ADR	1,562,337	8,233,516
Household Products - 0.2%
Henkel AG & Co. KGaA	328,576	34,400,788
TOTAL CONSUMER STAPLES		42,634,304
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleo Brasileiro SA - Petrobras sponsored ADR (a)	82,300	482,278
Nonconvertible Preferred Stocks - continued
	Shares	Value
FINANCIALS - 0.0%
Banks - 0.0%
Itau Unibanco Holding SA	338,250	$ 2,476,263
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Grifols SA Class B	45,553	1,388,943
MATERIALS - 0.0%
Metals & Mining - 0.0%
Gerdau SA sponsored ADR	1,498,160	2,217,277
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia SpA (Risparmio Shares)	427,898	429,028
UTILITIES - 0.0%
Multi-Utilities - 0.0%
RWE AG (non-vtg.)	18,541	224,911
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $121,342,628)		104,083,584
Equity Funds - 63.6%

Europe Stock Funds - 6.8%
Henderson European Focus Fund Class A	38	1,298
iShares Europe ETF	6,287,300	261,677,426
iShares MSCI Italy Capped ETF	14,736,400	218,098,720
iShares MSCI Spain Capped ETF	5,149,100	164,925,673
Vanguard FTSE European ETF	7,517,928	387,398,830
WisdomTree Europe Hedged Equity ETF	5,413,450	311,977,124
TOTAL EUROPE STOCK FUNDS		1,344,079,071
Foreign Large Blend Funds - 30.3%
Artisan International Value Fund Investor Class	23,933,250	805,114,527
Dodge & Cox International Stock Fund	60	2,382
Fidelity Overseas Fund (c)	15,193,228	621,251,104
Harbor International Fund Institutional Class	24,813,271	1,587,801,196
Henderson International Opportunities Fund Class A	25,199,791	665,022,488
Equity Funds - continued
	Shares	Value
Foreign Large Blend Funds - continued
Litman Gregory Masters International Fund Investor Class	15,360,505	$ 259,131,716
Manning & Napier Fund, Inc. World Opportunities Series Class A	27,706,789	190,622,708
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class A	61,066,458	934,316,804
Oakmark International Fund Class I	40,499,591	923,390,671
T. Rowe Price Overseas Stock Fund	249	2,348
TOTAL FOREIGN LARGE BLEND FUNDS		5,986,655,944
Foreign Large Growth Funds - 16.4%
American EuroPacific Growth Fund Class F-1	1,702,730	79,789,915
Fidelity Canada Fund (c)	1,271,520	58,502,629
Fidelity Diversified International Fund (c)	28,166,885	1,001,051,104
Fidelity International Capital Appreciation Fund (c)	4,853,952	79,993,123
Fidelity International Discovery Fund (c)	35,397,095	1,397,477,313
Invesco International Growth Fund R5 Class	2,009,024	62,721,726
Oppenheimer International Growth Fund Class I	9,724,701	343,865,430
Thornburg International Value Fund Class I	7,078,643	207,404,248
TOTAL FOREIGN LARGE GROWTH FUNDS		3,230,805,488
Foreign Large Value Funds - 1.4%
Pear Tree Polaris Foreign Value Fund Institutional Shares	15,303,316	270,868,699
Foreign Small Mid Blend Funds - 1.6%
Franklin International Small Cap Growth Fund Class A	63	1,219
iShares MSCI EAFE Small-Cap ETF	6,392,932	313,637,244
TOTAL FOREIGN SMALL MID BLEND FUNDS		313,638,463
Foreign Small Mid Growth Funds - 0.5%
MFS International New Discovery Fund Class A	57	1,550
Thornburg International Growth Fund Class I	1,621,610	30,761,939
Wasatch International Growth Fund Investor Class	69	1,970
Westcore International Small-Cap Fund	4,442,456	69,968,682
TOTAL FOREIGN SMALL MID GROWTH FUNDS		100,734,141
Equity Funds - continued
	Shares	Value
Sector Funds - 1.0%
RS Global Natural Resources Fund Class A	68	$ 1,297
SPDR DJ International Real Estate ETF	1,525,300	60,173,085
Voya International Real Estate Fund Class A	15,244,199	130,490,342
TOTAL SECTOR FUNDS		190,664,724
Other - 5.6%
Fidelity Japan Fund (c)	10,791,297	126,581,912
Fidelity Japan Smaller Companies Fund (c)	5,871,972	79,095,468
iShares MSCI Australia ETF	4,115,497	76,754,019
iShares MSCI Japan ETF	65,439,205	793,123,165
Matthews Pacific Tiger Fund Investor Class	16,472	402,250
WisdomTree Japan Hedged Equity ETF	470,295	24,577,617
TOTAL OTHER		1,100,534,431
TOTAL EQUITY FUNDS (Cost $11,044,490,385)		12,537,980,961
U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.1% 10/22/15 to 11/27/15 (e) (Cost $44,544,966)	$ 44,550,000	44,549,145
Money Market Funds - 4.4%
	Shares
SSgA U.S. Treasury Money Market Fund Class N, 0% (a)(b) (Cost $861,312,161)	861,312,161	861,312,161
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $17,726,486,931)		19,711,889,384
NET OTHER ASSETS (LIABILITIES) - 0.1%		11,364,580
NET ASSETS - 100%		$ 19,723,253,964
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
6,852 CME Nikkei 225 Index Contracts (United States)	Sept. 2015	$ 644,430,600	$ (62,894,508)
827 ICE E-mini MSCI EAFE Index Contracts (United States)	Sept. 2015	71,647,145	(2,845,751)
TOTAL EQUITY INDEX CONTRACTS		$ 716,077,745	$ (65,740,259)

The face value of futures purchased as a percentage of net assets is 3.6%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $827,868,879.
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,404,736 or 0.0% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $40,056,315.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Canada Fund	$ 116,552,732	$ -	$ 50,382,371	$ -	$ 58,502,629
Fidelity Diversified International Fund	1,269,750,988	-	233,242,533	-	1,001,051,104
Fidelity International Capital Appreciation Fund	86,028,252	-	1,872,303	-	79,993,123
Fidelity International Discovery Fund	1,706,675,613	-	270,808,603	-	1,397,477,313
Fidelity Japan Fund	208,037,991	-	82,452,291	-	126,581,912
Fidelity Japan Smaller Companies Fund	90,362,149	-	13,934,022	-	79,095,468
Fidelity Overseas Fund	730,857,956	-	102,818,877	-	621,251,104
Total	$ 4,208,265,681	$ -	$ 755,511,000	$ -	$ 3,363,952,653
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 748,057,662	$ 475,174,143	$ 272,883,519	$ -
Consumer Staples	896,267,634	289,601,185	606,666,449	-
Energy	240,754,215	109,657,344	131,096,871	-
Financials	1,390,114,007	757,026,053	633,087,954	-
Health Care	722,225,319	221,590,513	500,634,806	-
Industrials	750,497,210	518,714,618	231,782,592	-
Information Technology	593,197,348	349,827,626	243,369,721	1
Materials	365,872,020	268,533,537	97,338,483	-
Telecommunication Services	388,186,316	52,981,928	335,204,388	-
Utilities	172,875,386	135,302,217	37,573,169	-
Equity Funds	12,537,980,961	12,537,980,961	-	-
U.S. Treasury Obligations	44,549,145	-	44,549,145	-
Money Market Funds	861,312,161	861,312,161	-	-
Total Investments in Securities:	$ 19,711,889,384	$ 16,577,702,286	$ 3,134,187,097	$ 1
Derivative Instruments:
Liabilities
Futures Contracts	$ (65,740,259)	$ (65,740,259)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 1,030,907,686
Level 2 to Level 1	$ 13,367,130
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (65,740,259)
Total Value of Derivatives	$ -	$ (65,740,259)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

August 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $14,932,304,768)	$ 16,347,936,731
Affiliated issuers (cost $2,794,182,163)	3,363,952,653
Total Investments (cost $17,726,486,931)		$ 19,711,889,384
Foreign currency held at value (cost $1,340,728)		1,334,313
Receivable for investments sold		37,462,642
Receivable for fund shares sold		12,531,710
Dividends receivable		19,001,408
Interest receivable		33
Prepaid expenses		82,928
Other receivables		159,369
Total assets		19,782,461,787

Liabilities
Payable to custodian bank	$ 2,080
Payable for investments purchased	32,203,252
Payable for fund shares redeemed	10,448,636
Accrued management fee	2,046,662
Payable for daily variation margin for derivative instruments	12,984,560
Other affiliated payables	1,215,889
Other payables and accrued expenses	306,744
Total liabilities		59,207,823

Net Assets		$ 19,723,253,964
Net Assets consist of:
Paid in capital		$ 17,642,051,729
Undistributed net investment income		146,798,079
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		15,121,955
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,919,282,201
Net Assets, for 2,022,574,642 shares outstanding		$ 19,723,253,964
Net Asset Value, offering price and redemption price per share ($19,723,253,964 ÷ 2,022,574,642 shares)		$ 9.75

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended August 31, 2015 (Unaudited)

Investment Income
Dividends:
Unaffiliated issuers		$ 180,411,154
Interest		4,223
Income before foreign taxes withheld		180,415,377
Less foreign taxes withheld		(11,139,136)
Total income		169,276,241

Expenses
Management fee	$ 39,724,324
Transfer agent fees	6,271,139
Accounting fees and expenses	1,128,626
Custodian fees and expenses	435,893
Independent trustees' compensation	124,498
Registration fees	301,868
Audit	47,929
Legal	93,783
Miscellaneous	161,516
Total expenses before reductions	48,289,576
Expense reductions	(27,613,155)	20,676,421
Net investment income (loss)		148,599,820
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $547,087)	32,555,476
Affiliated issuers	21,177,749
Foreign currency transactions	761,334
Futures contracts	81,921,082
Total net realized gain (loss)		136,415,641
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $986,761)	(1,259,634,971)
Assets and liabilities in foreign currencies	4,326
Futures contracts	(133,197,506)
Total change in net unrealized appreciation (depreciation)		(1,392,828,151)
Net gain (loss)		(1,256,412,510)
Net increase (decrease) in net assets resulting from operations		$ (1,107,812,690)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 148,599,820	$ 380,159,518
Net realized gain (loss)	136,415,641	645,681,616
Change in net unrealized appreciation (depreciation)	(1,392,828,151)	(804,232,021)
Net increase (decrease) in net assets resulting from operations	(1,107,812,690)	221,609,113
Distributions to shareholders from net investment income	(32,345,946)	(401,865,396)
Distributions to shareholders from net realized gain	(293,135,138)	(474,895,780)
Total distributions	(325,481,084)	(876,761,176)
Share transactions
Proceeds from sales of shares	1,996,018,083	5,241,455,984
Reinvestment of distributions	324,650,646	874,809,032
Cost of shares redeemed	(5,692,386,820)	(3,739,871,538)
Net increase (decrease) in net assets resulting from share transactions	(3,371,718,091)	2,376,393,478
Total increase (decrease) in net assets	(4,805,011,865)	1,721,241,415

Net Assets
Beginning of period	24,528,265,829	22,807,024,414
End of period (including undistributed net investment income of $146,798,079 and undistributed net investment income of $30,544,205, respectively)	$ 19,723,253,964	$ 24,528,265,829
Other Information Shares
Sold	191,302,141	500,443,002
Issued in reinvestment of distributions	30,831,021	87,392,576
Redeemed	(546,444,931)	(359,399,880)
Net increase (decrease)	(324,311,769)	228,435,698

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers International Fund

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 I	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.77	$ 9.23	$ 8.52	$ 9.40	$ 7.84
Income from Investment Operations
Net investment income (loss) D	.07	.17	.18E	.16	.15	.15
Net realized and unrealized gain (loss)	(.61)	(.10)	1.55	.74	(.74)	1.54
Total from investment operations	(.54)	.07	1.73	.90	(.59)	1.69
Distributions from net investment income	(.02)	(.18)	(.13)	(.17)	(.13)	(.12)
Distributions from net realized gain	(.15)	(.21)	(.06)	(.02)	(.16)	(.02)
Total distributions	(.16) K	(.39)	(.19)	(.19)	(.29)	(.13) J
Net asset value, end of period	$ 9.75	$ 10.45	$ 10.77	$ 9.23	$ 8.52	$ 9.40
Total ReturnB, C	(5.27)%	.85%	18.78%	10.65%	(6.00)%	21.66%
Ratios to Average Net Assets F
Expenses before reductions	.44%A	.41%	.43%	.43%	.39%	.28%
Expenses net of fee waivers, if any	.19%A	.16%	.17%	.18%	.14%	.03%
Expenses net of all reductions	.19%A	.16%	.17%	.17%	.14%	.03%
Net investment income (loss)	1.36%A	1.63%	1.77%E	1.94%	1.71%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,723,254	$ 24,528,266	$ 22,807,024	$ 13,664,047	$ 12,153,172	$ 11,328,792
Portfolio turnover rateG	30%A	20%	11%	25%	18%H	15%H

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.54%. FExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds. GAmount does not include the portfolio activity of any Underlying Funds. HPortfolio turnover rate excludes securities received or delivered in-kind. IFor the year ended February 29. JTotal distributions of $.13 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.017 per share. KTotal distributions of $.16 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.145 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2015 (Unaudited)

1. Organization.
Strategic Advisers® International Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, certain foreign taxes, deferred trustees compensation, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,713,827,311
Gross unrealized depreciation	(759,744,654)
Net unrealized appreciation (depreciation) on securities	$ 1,954,082,657

Tax cost	$ 17,757,806,727

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $81,921,082 and a change in net unrealized appreciation (depreciation) of $(133,197,506) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $3,088,836,708 and $6,004,642,740, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Arrowstreet Capital, Limited Partnership, Causeway Capital Management, LLC, Massachusetts Financial Services Company (MFS), Thompson, Siegel & Walmsley LLC and William Blair & Company, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Pyramis Global Advisors, LLC (Pyramis), an affiliate of the investment adviser, has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Pyramis has not been allocated any portion of the Fund's assets. Pyramis in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .06% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,145 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14,437 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2018. During the period, this waiver reduced the Fund's management fee by $27,323,580.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $115,818 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $173,757.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principle investment strategies may represent a significant portion of an Underlying Fund's net assets.

At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding share of the following underlying Funds:

Fidelity International Discovery Fund	13%
Fidelity Japan Fund	23%
Fidelity Japan Smaller Companies Fund	16%
Fidelity Overseas Fund	15%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers International Fund

On March 5, 2015, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with Arrowstreet Capital, Limited Partnership (New Sub-Adviser) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the New Sub-Adviser, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the New Sub-Adviser's investment staff, its use of technology, and the New Sub-Adviser's approach to managing and compensating investment personnel. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board also considered the historical investment performance of the New Sub-Adviser and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the projected change in the fund's total operating expenses as a result of hiring the New Sub-Adviser. The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets and that the Sub- Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its 0.25% portion of the fund's management fee through September 30, 2017.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Adviser, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Adviser will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale. The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to shareholders.

Semiannual Report

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Strategic Advisers International Fund

On June 4, 2015, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the existing sub-advisory agreement (the Current Sub-Advisory Agreement) with William Blair & Company LLC (William Blair) for the fund (the Amended Sub-Advisory Agreement), due to a change in ownership structure of William Blair that results in William Blair Investment Management LLC (WBIM) becoming the named sub-adviser to the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the Current Sub-Advisory Agreement, except with respect to the date of execution and the sub-adviser entity name.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered that it reviewed information regarding the staffing within William Blair, including the backgrounds and compensation of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy in connection with the annual renewal of the Current Sub-Advisory Agreement at its September 2014 Board meeting, as well as the information provided by William Blair in connection with the upcoming renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting.

The Board considered that the Amended Sub-Advisory Agreement will not result in any changes to the nature and quality of the services provided to the fund. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to (i) the portfolio managers and investment professionals who currently provide services to the fund, who will become employees of WBIM; (ii) the management and control structure of William Blair, which is identical to the management and control structure of WBIM; (iii) any terms in the Current Sub-Advisory Agreement, including the fee schedule; and (iv) the investment process and strategies employed in the management of the fund's assets.

Investment Performance. The Board considered that it reviewed historical investment performance of William Blair in managing fund assets in connection with the Board's renewal of the Current Sub-Advisory Agreement as well as the information provided by William Blair regarding its performance in connection with the upcoming renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.

The Board considered that the Amended Sub-Advisory Agreement would not result in any changes to the amount and nature of fees that are currently paid by Strategic Advisers to William Blair under the Current Sub-Advisory Agreement and that will be paid to WBIM under the Amended Sub-Advisory Agreement pursuant to the identical fee schedule, Strategic Advisers' portion of the fund's management fee, the fund's maximum aggregate annual management fee rate, Strategic Advisers' contractual management fee waiver for the fund, or total fund expenses. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Semiannual Report

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviewed information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2014 Board meeting, as well as the information provided by Strategic Advisers in connection with the upcoming renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Possible Economies of Scale. The Board considered that the Amended Sub-Advisory Agreement, like the Current Sub-Advisory Agreement, provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to shareholders. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2014 Board meeting, as well as the information provided by Strategic Advisers in connection with the upcoming renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Pyramis Global Advisors, LLC

Arrowstreet Capital, Limited Partnership

Causeway Capital Management LLC

Massachusetts Financial Services Company

Thompson, Siegel & Walmsley LLC

William Blair & Company, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SIT-USAN-1015
1.926370.104

Strategic Advisers® International Multi-Manager Fund

Semiannual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
International Multi-Manager	1.10%
Actual		$ 1,000.00	$ 947.40	$ 5.38
HypotheticalA		$ 1,000.00	$ 1,019.61	$ 5.58
Class F	1.01%
Actual		$ 1,000.00	$ 948.30	$ 4.95
HypotheticalA		$ 1,000.00	$ 1,020.06	$ 5.13
Class L	1.10%
Actual		$ 1,000.00	$ 947.30	$ 5.38
HypotheticalA		$ 1,000.00	$ 1,019.61	$ 5.58
Class N	1.35%
Actual		$ 1,000.00	$ 946.50	$ 6.61
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.85

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Novartis AG	2.0	2.0
Nestle SA	2.0	1.7
KDDI Corp.	1.9	1.8
Roche Holding AG (participation certificate)	1.7	1.7
WisdomTree Europe Hedged Equity ETF	1.5	1.6
Bayer AG	1.3	1.5
Danone SA	1.2	1.2
Reckitt Benckiser Group PLC	1.2	1.1
Vodafone Group PLC	1.0	0.9
Japan Tobacco, Inc.	1.0	0.7
	14.8
Top Five Market Sectors as of August 31, 2015
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.3	21.3
Consumer Staples	13.3	11.2
Consumer Discretionary	11.2	11.7
Health Care	10.5	10.6
Industrials	10.3	10.8
Geographic Diversification (% of fund's net assets)
As of August 31, 2015
Japan 19.6%
United Kingdom 17.6%
United States of America* 10.7%
Switzerland 10.6%
France 9.1%
Germany 7.1%
Netherlands 3.7%
Australia 2.4%
Hong Kong 2.3%
Other 16.9%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities)
As of February 28, 2015
Japan 18.9%
United Kingdom 17.7%
Switzerland 9.7%
United States of America* 9.7%
France 9.4%
Germany 7.4%
Netherlands 3.8%
Australia 2.6%
Hong Kong 2.6%
Other 18.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities)
Asset Allocation (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
Stocks 91.8%	Stocks 92.2%
Europe Stock Funds 1.5%	Europe Stock Funds 1.6%
Short-Term Investments and Net Other Assets (Liabilities) 6.7%	Short-Term Investments and Net Other Assets (Liabilities) 6.2%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.5%
	Shares	Value
CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.9%
Bridgestone Corp.	1,200	$ 40,125
Continental AG	718	152,641
DENSO Corp.	5,000	223,088
GKN PLC	26,456	118,421
Valeo SA	632	79,430
		613,705
Automobiles - 1.7%
Bayerische Motoren Werke AG (BMW)	592	54,620
Fuji Heavy Industries Ltd.	4,800	167,802
Honda Motor Co. Ltd.	5,300	166,707
Hyundai Motor Co.	818	103,056
Isuzu Motors Ltd.	4,300	48,711
Renault SA	643	53,459
Suzuki Motor Corp.	1,800	61,122
Toyota Motor Corp.	7,200	425,565
Yamaha Motor Co. Ltd.	600	11,551
		1,092,593
Distributors - 0.0%
Inchcape PLC	1,181	13,238
Hotels, Restaurants & Leisure - 1.9%
Accor SA	967	45,879
Carnival PLC	4,253	214,816
Compass Group PLC	30,804	489,231
Flight Centre Travel Group Ltd.	1,447	38,111
InterContinental Hotel Group PLC	1,631	61,064
Merlin Entertainments PLC	4,423	26,368
MGM China Holdings Ltd.	13,200	21,835
TUI AG	1,086	19,498
Whitbread PLC	3,454	254,249
Yum! Brands, Inc.	569	45,389
		1,216,440
Household Durables - 1.0%
Barratt Developments PLC	1,738	17,055
Berkeley Group Holdings PLC	548	28,355
Casio Computer Co. Ltd.	1,500	28,770
Nikon Corp.	14,700	187,902
Sony Corp. (a)	3,400	87,672
Steinhoff International Holdings Ltd.	8,868	53,141
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Taylor Wimpey PLC	39,726	$ 122,712
Techtronic Industries Co. Ltd.	25,000	90,483
		616,090
Internet & Catalog Retail - 0.2%
Rakuten, Inc.	3,200	45,627
Vipshop Holdings Ltd. ADR (a)	1,392	25,042
YOOX SpA (a)	472	14,915
Zalando SE (a)	573	18,775
		104,359
Leisure Products - 0.2%
Sankyo Co. Ltd. (Gunma)	1,100	42,332
Yamaha Corp.	2,800	63,981
		106,313
Media - 2.5%
Altice NV:
Class A (a)	1,736	49,529
Class B (a)	800	25,118
Axel Springer Verlag AG	209	12,658
Dentsu, Inc.	700	35,835
Fuji Media Holdings, Inc.	4,400	51,527
Grupo Televisa SA de CV (CPO) sponsored ADR	627	19,161
ITV PLC	60,439	232,045
Naspers Ltd. Class N	367	47,577
Nippon Television Network Corp.	2,800	48,431
ProSiebenSat.1 Media AG	3,025	147,338
Publicis Groupe SA	489	34,855
realestate.com.au Ltd.	635	18,668
RELX NV	35,866	552,793
RELX PLC	3,280	52,597
SKY PLC	3,217	51,488
Telenet Group Holding NV (a)	491	27,681
UBM PLC	1,809	13,671
WPP PLC	9,530	196,178
		1,617,150
Multiline Retail - 0.3%
Dollarama, Inc.	719	41,054
Don Quijote Holdings Co. Ltd.	800	30,993
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Next PLC	760	$ 92,656
Ryohin Keikaku Co. Ltd.	200	44,388
		209,091
Specialty Retail - 0.9%
ABC-MART, Inc.	300	18,165
Esprit Holdings Ltd.	87,650	73,512
Fast Retailing Co. Ltd.	100	40,535
Fielmann AG	216	14,255
H&M Hennes & Mauritz AB (B Shares)	4,319	166,210
Inditex SA	2,472	82,497
Nitori Holdings Co. Ltd.	600	47,623
USS Co. Ltd.	6,300	111,571
		554,368
Textiles, Apparel & Luxury Goods - 0.9%
adidas AG	325	24,333
Burberry Group PLC	2,236	48,413
Christian Dior SA	242	44,916
Compagnie Financiere Richemont SA Series A	2,238	167,218
Global Brands Group Holding Ltd. (a)	148,000	28,072
Hermes International SCA	80	28,426
LVMH Moet Hennessy - Louis Vuitton SA	1,121	186,991
Pandora A/S	393	45,407
		573,776
TOTAL CONSUMER DISCRETIONARY		6,717,123
CONSUMER STAPLES - 12.7%
Beverages - 1.9%
Anheuser-Busch InBev SA NV	1,459	159,131
Asahi Group Holdings	2,200	72,447
Diageo PLC	10,648	282,140
Embotelladoras Arca S.A.B. de CV	2,746	15,704
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	214	19,052
Heineken NV (Bearer)	3,330	263,442
ITO EN Ltd.	1,800	42,508
Pernod Ricard SA	2,517	264,143
SABMiller PLC	1,720	80,605
		1,199,172
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,201	$ 50,894
Distribuidora Internacional de Alimentacion SA	3,534	21,280
Jeronimo Martins SGPS SA	2,067	28,646
Koninklijke Ahold NV	2,452	48,468
Seven & i Holdings Co. Ltd.	1,600	69,576
Sundrug Co. Ltd.	1,500	84,293
Tesco PLC	21,070	61,154
Tsuruha Holdings, Inc.	400	32,463
		396,774
Food Products - 3.7%
Aryzta AG	2,808	144,024
Danone SA	12,438	770,578
M. Dias Branco SA	1,507	26,303
Meiji Holdings Co. Ltd.	400	65,040
Nestle SA	17,265	1,271,859
Toyo Suisan Kaisha Ltd.	2,000	74,878
Viscofan Envolturas Celulosicas SA	221	12,896
		2,365,578
Household Products - 2.0%
Colgate-Palmolive Co.	7,124	447,458
Reckitt Benckiser Group PLC	8,648	757,690
Svenska Cellulosa AB (SCA) (B Shares)	2,000	57,028
		1,262,176
Personal Products - 2.1%
AMOREPACIFIC Corp.	50	16,002
Beiersdorf AG	558	46,198
Kao Corp.	9,000	411,058
Kobayashi Pharmaceutical Co. Ltd.	1,400	108,689
Kose Corp.	1,000	98,779
L'Oreal SA	1,469	251,717
Pola Orbis Holdings, Inc.	300	17,912
Unilever NV (Certificaten Van Aandelen) (Bearer)	3,892	155,970
Unilever PLC	5,339	214,120
		1,320,445
Tobacco - 2.4%
British American Tobacco PLC (United Kingdom)	11,092	587,349
Imperial Tobacco Group PLC	2,923	141,692
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Japan Tobacco, Inc.	17,600	$ 625,493
KT&G Corp.	2,216	207,045
		1,561,579
TOTAL CONSUMER STAPLES		8,105,724
ENERGY - 4.0%
Energy Equipment & Services - 0.5%
Amec Foster Wheeler PLC	1,675	20,729
Technip SA	3,733	203,417
Tecnicas Reunidas SA	1,245	59,956
		284,102
Oil, Gas & Consumable Fuels - 3.5%
Baytex Energy Corp.	9,017	52,158
BG Group PLC	16,451	249,686
Cairn Energy PLC (a)	21,084	49,048
Canadian Natural Resources Ltd.	2,558	57,650
CNOOC Ltd.	155,000	194,287
Enbridge, Inc.	3,518	145,389
Galp Energia SGPS SA Class B	3,902	41,146
Imperial Oil Ltd.	3,990	140,875
INPEX Corp.	12,000	121,634
Lundin Petroleum AB (a)	2,009	26,246
Oil Search Ltd. ADR	9,093	44,003
Reliance Industries Ltd. sponsored GDR (c)	1,823	47,580
Royal Dutch Shell PLC:
Class A (Netherlands)	3,094	81,218
Class A (United Kingdom)	11,451	298,325
Santos Ltd.	12,525	45,726
Statoil ASA	3,359	51,194
Suncor Energy, Inc.	2,400	67,972
Total SA	11,624	535,941
		2,250,078
TOTAL ENERGY		2,534,180
FINANCIALS - 21.3%
Banks - 11.0%
Australia & New Zealand Banking Group Ltd.	4,044	80,380
Banco Bilbao Vizcaya Argentaria SA	7,440	68,826
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Bank of Ireland (a)	234,641	$ 92,635
Bankinter SA	5,606	42,274
Barclays PLC	114,455	454,822
BNP Paribas SA	6,070	383,280
BOC Hong Kong (Holdings) Ltd.	17,500	59,161
CaixaBank SA	34,636	150,026
Chiba Bank Ltd.	7,000	50,964
Chinatrust Financial Holding Co. Ltd.	44,564	26,883
Danske Bank A/S	2,863	88,670
DBS Group Holdings Ltd.	16,400	206,417
DNB ASA	12,497	178,867
Dubai Islamic Bank Pakistan Ltd. (a)	8,303	15,824
First Gulf Bank PJSC	3,378	13,197
Hang Seng Bank Ltd.	2,500	44,484
HDFC Bank Ltd. sponsored ADR	2,451	139,682
HSBC Holdings PLC:
(Hong Kong)	29,200	231,737
(United Kingdom)	65,514	517,801
ING Groep NV (Certificaten Van Aandelen)	33,018	505,916
Intesa Sanpaolo SpA	115,806	421,344
Joyo Bank Ltd.	10,000	53,413
Jyske Bank A/S (Reg.) (a)	872	48,743
Kasikornbank PCL NVDR	6,500	32,736
KBC Groep NV	4,509	299,387
Lloyds Banking Group PLC	453,471	534,497
Mitsubishi UFJ Financial Group, Inc.	66,900	441,284
Nordea Bank AB	11,315	133,920
North Pacific Bank Ltd.	10,100	40,555
Sberbank of Russia:
sponsored ADR	31	150
sponsored ADR	4,767	23,644
Seven Bank Ltd.	7,800	33,141
Shinsei Bank Ltd.	9,000	19,400
Societe Generale Series A	2,223	108,400
Standard Chartered PLC (United Kingdom)	1,142	13,406
Sumitomo Mitsui Financial Group, Inc.	15,000	612,247
Sumitomo Mitsui Trust Holdings, Inc.	10,000	41,279
Svenska Handelsbanken AB (A Shares)	8,050	120,284
Swedbank AB (A Shares)	3,101	70,840
Sydbank A/S	1,180	44,920
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
The Hachijuni Bank Ltd.	7,000	$ 48,235
The Suruga Bank Ltd.	4,000	76,404
The Toronto-Dominion Bank	1,614	64,383
UniCredit SpA	7,208	47,156
Unione di Banche Italiane ScpA	4,040	31,553
United Overseas Bank Ltd.	2,900	39,830
Westpac Banking Corp.	12,653	280,965
		7,033,962
Capital Markets - 2.1%
Azimut Holding SpA	810	17,870
Banca Generali SpA	1,193	35,771
CI Financial Corp.	1,323	31,627
Credit Suisse Group AG	2,453	66,029
Daiwa Securities Group, Inc.	9,000	62,210
Julius Baer Group Ltd.	3,794	184,745
Macquarie Group Ltd.	2,872	155,190
Partners Group Holding AG	316	102,075
Schroders PLC	1,274	55,482
UBS Group AG	30,139	624,512
		1,335,511
Consumer Finance - 0.2%
ACOM Co. Ltd. (a)	4,600	20,725
AEON Financial Service Co. Ltd.	2,600	58,875
Provident Financial PLC	822	37,210
		116,810
Diversified Financial Services - 0.8%
Deutsche Boerse AG	431	38,590
FirstRand Ltd.	10,647	42,483
Fubon Financial Holding Co. Ltd.	21,000	36,130
IG Group Holdings PLC	7,365	81,937
Japan Exchange Group, Inc.	600	18,618
London Stock Exchange Group PLC	1,272	49,187
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,700	17,817
ORIX Corp.	16,900	226,518
		511,280
Insurance - 5.0%
AIA Group Ltd.	79,600	440,108
Amlin PLC	6,076	48,110
AMP Ltd.	14,618	61,897
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Assicurazioni Generali SpA	2,700	$ 49,477
Aviva PLC	47,054	346,439
AXA SA	11,774	296,944
BB Seguridade Participacoes SA	3,600	28,489
Direct Line Insurance Group PLC	2,715	14,711
Euler Hermes SA	432	44,599
Fairfax Financial Holdings Ltd. (sub. vtg.)	541	251,567
Gjensidige Forsikring ASA	811	12,049
Hiscox Ltd.	10,309	142,372
Intact Financial Corp.	420	29,067
Jardine Lloyd Thompson Group PLC	4,294	69,450
MAPFRE SA (Reg.)	5,133	15,149
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	5,500	26,932
Prudential PLC	10,965	236,650
Sampo Oyj (A Shares)	3,384	163,400
Sanlam Ltd.	2,176	10,468
Sony Financial Holdings, Inc.	10,000	187,034
St. James's Place Capital PLC	1,924	27,029
Tokio Marine Holdings, Inc.	2,000	80,062
Zurich Insurance Group AG	2,272	624,497
		3,206,500
Real Estate Investment Trusts - 0.4%
British Land Co. PLC	3,794	47,740
Derwent London PLC	455	25,198
Fibra Uno Administracion SA de CV	1,267	2,722
Nippon Prologis REIT, Inc.	5	9,051
Nomura Real Estate Office Fund, Inc.	5	19,712
Unibail-Rodamco	250	64,874
Westfield Corp. unit	8,658	60,074
		229,371
Real Estate Management & Development - 1.8%
AEON MALL Co. Ltd.	990	16,656
Brookfield Asset Management, Inc.	1,615	50,792
CapitaLand Ltd.	7,000	13,990
Cheung Kong Property Holdings Ltd.	14,076	98,622
China Overseas Land and Investment Ltd.	18,000	52,722
Deutsche Annington Immobilien SE	9,045	296,223
Deutsche Wohnen AG (Bearer)	9,449	248,539
Emaar Properties PJSC	8,383	15,406
Hongkong Land Holdings Ltd.	5,000	34,600
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Hysan Development Co. Ltd.	4,000	$ 16,103
LEG Immobilien AG	1,083	81,278
Lend Lease Group unit	1,596	15,833
Leopalace21 Corp. (a)	3,100	15,070
Mitsui Fudosan Co. Ltd.	2,000	55,417
Sino Land Ltd.	14,000	20,810
Sumitomo Realty & Development Co. Ltd.	2,000	67,533
Sun Hung Kai Properties Ltd.	3,000	38,013
TAG Immobilien AG	4,142	47,363
		1,184,970
TOTAL FINANCIALS		13,618,404
HEALTH CARE - 10.5%
Biotechnology - 0.1%
Actelion Ltd.	500	68,277
Health Care Equipment & Supplies - 0.9%
Ansell Ltd.	1,355	21,340
Essilor International SA	522	62,325
Hoya Corp.	4,400	171,668
Nihon Kohden Corp.	3,800	75,699
Olympus Corp.	1,500	54,497
Sysmex Corp.	300	18,110
Terumo Corp.	6,600	180,016
		583,655
Health Care Providers & Services - 0.2%
Fresenius SE & Co. KGaA	1,238	87,590
Miraca Holdings, Inc.	600	25,665
		113,255
Health Care Technology - 0.0%
M3, Inc.	1,000	23,138
Life Sciences Tools & Services - 0.2%
Eurofins Scientific SA	76	25,487
ICON PLC (a)	489	37,653
Lonza Group AG	355	48,697
		111,837
Pharmaceuticals - 9.1%
Astellas Pharma, Inc.	13,500	199,671
Bayer AG	6,318	857,505
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
GlaxoSmithKline PLC	27,722	$ 566,017
Hikma Pharmaceuticals PLC	1,802	62,908
Novartis AG	13,188	1,286,962
Novo Nordisk A/S Series B	3,706	204,610
Roche Holding AG (participation certificate)	3,937	1,071,748
Sanofi SA	4,622	454,628
Santen Pharmaceutical Co. Ltd.	18,800	294,145
Shionogi & Co. Ltd.	1,000	39,179
Shire PLC	3,202	247,635
Teva Pharmaceutical Industries Ltd.	300	19,553
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,642	234,581
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,005	232,985
		5,772,127
TOTAL HEALTH CARE		6,672,289
INDUSTRIALS - 10.3%
Aerospace & Defense - 0.8%
Cobham PLC	38,012	164,256
Finmeccanica SpA (a)	6,800	92,102
Meggitt PLC	2,671	19,567
Rolls-Royce Group PLC	3,410	38,905
Safran SA	1,573	122,889
Zodiac Aerospace	1,508	45,867
		483,586
Air Freight & Logistics - 0.7%
PostNL NV (a)	18,548	70,080
Yamato Holdings Co. Ltd.	19,600	381,590
		451,670
Airlines - 0.6%
easyJet PLC	3,581	92,482
International Consolidated Airlines Group SA (a)	6,100	50,921
International Consolidated Airlines Group SA CDI (a)	17,450	144,328
Ryanair Holdings PLC sponsored ADR	900	65,655
		353,386
Building Products - 0.5%
ASSA ABLOY AB (B Shares)	3,332	63,798
Compagnie de St. Gobain	1,602	73,642
Daikin Industries Ltd.	1,200	71,296
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Geberit AG (Reg.)	315	$ 100,139
Kingspan Group PLC (Ireland)	777	19,095
		327,970
Commercial Services & Supplies - 0.6%
Babcock International Group PLC	2,309	34,333
Brambles Ltd.	46,747	327,352
Intrum Justitia AB	458	15,721
Secom Co. Ltd.	400	25,583
		402,989
Construction & Engineering - 0.2%
Balfour Beatty PLC	27,117	113,390
Taisei Corp.	4,000	26,993
		140,383
Electrical Equipment - 1.6%
Fuji Electric Co. Ltd.	3,000	11,894
Legrand SA	6,817	393,424
Nidec Corp.	1,400	109,616
OSRAM Licht AG	1,540	81,498
Schneider Electric SA	6,069	383,626
Vestas Wind Systems A/S	996	53,234
		1,033,292
Industrial Conglomerates - 0.6%
Bidvest Group Ltd.	895	21,524
CK Hutchison Holdings Ltd.	14,076	187,618
Siemens AG	1,807	179,115
		388,257
Machinery - 1.9%
Alfa Laval AB	4,737	79,901
Andritz AG	500	23,969
Atlas Copco AB (A Shares)	9,333	235,364
Fanuc Corp.	300	48,585
Glory Ltd.	1,800	46,944
IMI PLC	1,437	22,889
Ishikawajima-Harima Heavy Industries Co. Ltd.	12,000	37,074
Kone Oyj (B Shares)	1,113	44,063
Kubota Corp.	10,000	155,646
Makita Corp.	800	45,163
Minebea Ltd.	2,000	23,870
Mitsubishi Heavy Industries Ltd.	7,000	33,269
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
NGK Insulators Ltd.	3,000	$ 67,417
Sandvik AB	6,234	60,234
Schindler Holding AG (participation certificate)	1,212	185,941
SMC Corp.	200	48,406
Sulzer AG (Reg.)	231	23,574
Tadano Ltd.	2,000	27,133
The Weir Group PLC	908	19,562
		1,229,004
Professional Services - 0.7%
Adecco SA (Reg.)	695	54,606
Capita Group PLC	4,027	76,378
Intertek Group PLC	807	31,404
Michael Page International PLC	13,608	105,869
SEEK Ltd.	2,794	24,536
SGS SA (Reg.)	60	105,891
Temp Holdings Co., Ltd.	600	26,775
		425,459
Road & Rail - 0.7%
Canadian National Railway Co.	475	26,433
East Japan Railway Co.	4,400	406,511
Stagecoach Group PLC	5,906	32,889
		465,833
Trading Companies & Distributors - 1.2%
Ashtead Group PLC	201	2,916
Brenntag AG	3,552	197,620
Bunzl PLC	10,998	293,481
Misumi Group, Inc.	1,200	13,812
Mitsubishi Corp.	4,700	87,317
Rexel SA	1,473	22,604
Wolseley PLC	1,715	110,714
		728,464
Transportation Infrastructure - 0.2%
Abertis Infraestructuras SA	860	14,244
China Merchants Holdings International Co. Ltd.	34,308	114,654
Groupe Eurotunnel SA	1,119	15,150
		144,048
TOTAL INDUSTRIALS		6,574,341
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 8.2%
Communications Equipment - 0.5%
Telefonaktiebolaget LM Ericsson (B Shares)	34,213	$ 333,488
Electronic Equipment & Components - 1.5%
Alps Electric Co. Ltd.	800	25,000
China High Precision Automation Group Ltd. (a)	15,000	0
Halma PLC	11,777	136,442
Hamamatsu Photonics K.K.	600	14,832
Hexagon AB (B Shares)	705	22,717
Hirose Electric Co. Ltd.	1,155	131,682
Hitachi Ltd.	57,000	319,598
Keyence Corp.	200	92,584
Murata Manufacturing Co. Ltd.	700	100,830
OMRON Corp.	1,300	48,712
Spectris PLC	2,085	58,358
TDK Corp.	600	37,226
		987,981
Internet Software & Services - 0.4%
Alibaba Group Holding Ltd. sponsored ADR	789	52,169
JUST EAT Ltd. (a)	2,294	13,873
NetEase, Inc. sponsored ADR	251	27,906
Rocket Internet AG (a)	576	16,214
Tencent Holdings Ltd.	2,700	45,217
United Internet AG	1,405	68,339
		223,718
IT Services - 2.4%
Accenture PLC Class A	1,365	128,679
Amadeus IT Holding SA Class A	8,364	350,179
Capgemini SA	1,684	151,403
Cognizant Technology Solutions Corp. Class A (a)	2,144	134,943
Computershare Ltd.	9,804	69,072
IT Holdings Corp.	600	14,032
Luxoft Holding, Inc. (a)	167	10,202
MasterCard, Inc. Class A	1,048	96,804
Nomura Research Institute Ltd.	10,000	405,017
OBIC Co. Ltd.	2,300	102,433
SCSK Corp.	1,000	36,088
Wirecard AG	319	13,286
		1,512,138
Semiconductors & Semiconductor Equipment - 2.2%
ams AG	183	6,806
Analog Devices, Inc.	5,012	279,970
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ARM Holdings PLC	1,099	$ 15,747
ASM International NV (Netherlands)	1,048	39,532
Dialog Semiconductor PLC (a)	306	14,685
Infineon Technologies AG	15,717	172,030
MediaTek, Inc.	10,000	77,252
NVIDIA Corp.	5,712	128,406
NXP Semiconductors NV (a)	744	62,980
SK Hynix, Inc.	928	28,091
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	19,889	395,393
Texas Instruments, Inc.	2,365	113,142
Xilinx, Inc.	1,287	53,912
		1,387,946
Software - 1.0%
Cadence Design Systems, Inc. (a)	6,650	133,133
Check Point Software Technologies Ltd. (a)	1,015	79,180
Constellation Software, Inc.	42	17,948
Dassault Systemes SA	1,946	135,149
Nintendo Co. Ltd.	200	41,149
Sage Group PLC	2,817	22,283
SAP AG	1,596	107,044
Synopsys, Inc. (a)	757	35,526
Trend Micro, Inc.	2,500	88,808
		660,220
Technology Hardware, Storage & Peripherals - 0.2%
Canon, Inc.	1,100	33,514
Konica Minolta, Inc.	1,600	17,519
Neopost SA	1,491	51,490
Samsung Electronics Co. Ltd.	50	46,040
		148,563
TOTAL INFORMATION TECHNOLOGY		5,254,054
MATERIALS - 5.3%
Chemicals - 4.3%
Air Liquide SA	375	44,963
Akzo Nobel NV	8,058	545,611
Asahi Kasei Corp.	11,000	87,495
BASF AG	475	38,282
Clariant AG (Reg.)	11,126	200,847
Croda International PLC	491	21,789
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Daicel Chemical Industries Ltd.	5,200	$ 68,419
Givaudan SA	135	232,530
HEXPOL AB (B Shares)	1,500	15,034
Incitec Pivot Ltd.	16,313	40,748
Johnson Matthey PLC	667	27,686
JSR Corp.	11,600	181,852
K&S AG	2,340	87,532
Linde AG	2,140	371,977
Nissan Chemical Industries Co. Ltd.	700	16,100
Nitto Denko Corp.	400	26,807
Novozymes A/S Series B	1,026	44,703
Orica Ltd.	10,873	122,721
Shin-Etsu Chemical Co. Ltd.	2,000	109,724
Sumitomo Chemical Co. Ltd.	10,000	49,642
Symrise AG	4,372	263,896
Syngenta AG (Switzerland)	386	129,411
Yara International ASA	1,187	52,991
		2,780,760
Construction Materials - 0.1%
James Hardie Industries PLC CDI	6,835	85,463
Containers & Packaging - 0.1%
Smurfit Kappa Group PLC	1,888	55,857
Metals & Mining - 0.7%
BHP Billiton Ltd.	1,162	21,285
Glencore Xstrata PLC	3,266	7,432
Hitachi Metals Ltd.	2,000	25,292
Iluka Resources Ltd.	11,043	58,391
Randgold Resources Ltd.	489	29,573
Rio Tinto PLC	7,919	289,128
		431,101
Paper & Forest Products - 0.1%
Mondi PLC	2,356	53,434
TOTAL MATERIALS		3,406,615
TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 1.5%
Bezeq The Israel Telecommunication Corp. Ltd.	8,500	15,272
BT Group PLC	28,231	188,334
Deutsche Telekom AG	6,780	115,657
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Elisa Corp. (A Shares)	511	$ 17,031
Hellenic Telecommunications Organization SA	3,796	34,716
HKT Trust/HKT Ltd. unit	27,140	31,412
Iliad SA	97	21,911
Orange SA	4,400	69,587
TDC A/S	20,977	132,743
Telecom Italia SpA (a)	45,324	55,007
Telefonica Deutschland Holding AG	2,759	16,790
Telefonica SA	2,429	34,231
Telenor ASA	2,271	45,325
TeliaSonera AB	6,043	34,105
Telstra Corp. Ltd.	33,676	138,281
		950,402
Wireless Telecommunication Services - 4.2%
China Mobile Ltd.	22,768	273,856
KDDI Corp.	49,200	1,220,843
Mobile TeleSystems OJSC (a)	4,969	17,799
MTN Group Ltd.	2,800	37,369
Philippine Long Distance Telephone Co.	510	27,355
SK Telecom Co. Ltd.	1,213	249,859
SoftBank Corp.	3,400	197,823
Vodafone Group PLC	182,325	627,825
		2,652,729
TOTAL TELECOMMUNICATION SERVICES		3,603,131
UTILITIES - 2.0%
Electric Utilities - 0.8%
Enel SpA	13,651	61,519
Iberdrola SA	8,934	60,703
Red Electrica Corporacion SA	400	31,977
Scottish & Southern Energy PLC	14,016	316,376
Tohoku Electric Power Co., Inc.	1,600	21,932
		492,507
Gas Utilities - 0.3%
APA Group unit	11,563	72,167
China Resource Gas Group Ltd.	24,000	63,329
Tokyo Gas Co. Ltd.	15,000	81,952
		217,448
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.9%
Centrica PLC	29,047	$ 108,401
GDF Suez	19,529	350,303
Suez Environnement SA	2,643	47,706
Veolia Environnement SA	2,361	51,562
		557,972
TOTAL UTILITIES		1,267,927
TOTAL COMMON STOCKS (Cost $50,888,409)		57,753,788
Nonconvertible Preferred Stocks - 1.3%

CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
Volkswagen AG	2,238	425,678
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Ambev SA sponsored ADR	8,189	43,156
Household Products - 0.5%
Henkel AG & Co. KGaA	3,012	315,346
TOTAL CONSUMER STAPLES		358,502
MATERIALS - 0.0%
Metals & Mining - 0.0%
Gerdau SA sponsored ADR	13,341	19,745
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $876,360)		803,925
Equity Funds - 1.5%

Europe Stock Funds - 1.5%
WisdomTree Europe Hedged Equity ETF (Cost $1,001,411)	16,800	968,184
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.09% 10/22/15 to 11/19/15 (d) (Cost $129,992)	$ 130,000	$ 129,996
Money Market Funds - 6.3%
	Shares
SSgA U.S. Treasury Money Market Fund Class N, 0% (a)(b) (Cost $4,053,489)	4,053,489	4,053,489
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $56,949,661)		63,709,382
NET OTHER ASSETS (LIABILITIES) - 0.2%		124,444
NET ASSETS - 100%		$ 63,833,826
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
8 CME Nikkei 225 Index Contracts (United States)	Sept. 2015	$ 752,400	$ (73,432)
22 ICE E-mini MSCI EAFE Index Contracts (United States)	Sept. 2015	1,905,970	(168,306)
TOTAL EQUITY INDEX CONTRACTS		$ 2,658,370	$ (241,738)

The face value of futures purchased as a percentage of net assets is 4.2%
For the period, the average monthly notional amount for futures in the aggregate was $2,509,544.
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $47,580 or 0.1% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $129,996.
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,142,801	$ 4,473,502	$ 2,669,299	$ -
Consumer Staples	8,464,226	2,501,099	5,963,127	-
Energy	2,534,180	1,001,895	1,532,285	-
Financials	13,618,404	7,588,523	6,029,881	-
Health Care	6,672,289	1,739,348	4,932,941	-
Industrials	6,574,341	4,700,332	1,874,009	-
Information Technology	5,254,054	3,243,534	2,010,520	-
Materials	3,426,360	2,391,632	1,034,728	-
Telecommunication Services	3,603,131	524,955	3,078,176	-
Utilities	1,267,927	1,112,481	155,446	-
Equity Funds	968,184	968,184	-	-
U.S. Treasury Obligations	129,996	-	129,996	-
Money Market Funds	4,053,489	4,053,489	-	-
Total Investments in Securities:	$ 63,709,382	$ 34,298,974	$ 29,410,408	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (241,738)	$ (241,738)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 9,902,603
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (241,738)
Total Value of Derivatives	$ -	$ (241,738)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
Japan	19.6%
United Kingdom	17.6%
United States of America	10.7%
Switzerland	10.6%
France	9.1%
Germany	7.1%
Netherlands	3.7%
Australia	2.4%
Hong Kong	2.3%
Sweden	2.2%
Canada	2.0%
Spain	1.8%
Italy	1.3%
Denmark	1.1%
Korea (South)	1.0%
Bailiwick of Jersey	1.0%
Others (Individually Less Than 1%)	6.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2015 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $56,949,661)		$ 63,709,382
Foreign currency held at value (cost $4,214)		4,196
Receivable for investments sold		230,107
Receivable for fund shares sold		11,016
Dividends receivable		224,897
Prepaid expenses		227
Other receivables		436
Total assets		64,180,261

Liabilities
Payable for investments purchased	$ 232,362
Payable for fund shares redeemed	3,709
Accrued management fee	36,185
Distribution and service plan fees payable	22
Payable for daily variation margin for derivative instruments	27,360
Other affiliated payables	7,753
Other payables and accrued expenses	39,044
Total liabilities		346,435

Net Assets		$ 63,833,826
Net Assets consist of:
Paid in capital		$ 56,704,773
Undistributed net investment income		761,284
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(140,280)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,508,049
Net Assets		$ 63,833,826

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2015 (Unaudited)
International Multi-Manager:
Net Asset Value, offering price and redemption price per share ($60,873,570 ÷ 5,328,588 shares)	$ 11.42

Class F:
Net Asset Value, offering price and redemption price per share ($2,760,141 ÷ 241,330 shares)	$ 11.44

Class L:
Net Asset Value, offering price and redemption price per share ($100,283 ÷ 8,787 shares)	$ 11.41

Class N:
Net Asset Value, offering price and redemption price per share ($99,832 ÷ 8,762 shares)	$ 11.39

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$ 1,230,472
Interest		13
Income before foreign taxes withheld		1,230,485
Less foreign taxes withheld		(104,879)
Total income		1,125,606

Expenses
Management fee	$ 221,255
Transfer agent fees	29,669
Distribution and service plan fees	133
Accounting fees and expenses	17,514
Custodian fees and expenses	50,553
Independent trustees' compensation	372
Registration fees	27,568
Audit	24,693
Legal	268
Miscellaneous	250
Total expenses before reductions	372,275
Expense reductions	(8,244)	364,031
Net investment income (loss)		761,575
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	333,612
Foreign currency transactions	3,907
Futures contracts	201,919
Total net realized gain (loss)		539,438
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,490,542)
Assets and liabilities in foreign currencies	523
Futures contracts	(344,156)
Total change in net unrealized appreciation (depreciation)		(4,834,175)
Net gain (loss)		(4,294,737)
Net increase (decrease) in net assets resulting from operations		$ (3,533,162)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 761,575	$ 906,412
Net realized gain (loss)	539,438	2,148,427
Change in net unrealized appreciation (depreciation)	(4,834,175)	(2,152,155)
Net increase (decrease) in net assets resulting from operations	(3,533,162)	902,684
Distributions to shareholders from net investment income	-	(1,434,668)
Distributions to shareholders from net realized gain	(536,669)	(2,718,059)
Total distributions	(536,669)	(4,152,727)
Share transactions - net increase (decrease)	1,574,462	(758,476)
Redemption fees	38	14
Total increase (decrease) in net assets	(2,495,331)	(4,008,505)

Net Assets
Beginning of period	66,329,157	70,337,662
End of period (including undistributed net investment income of $761,284 and distributions in excess of net investment income of $291, respectively)	$ 63,833,826	$ 66,329,157

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers International Multi-Manager Fund

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.15	$ 12.80	$ 11.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.14	.17	.27E	.11
Net realized and unrealized gain (loss)	(.77)	(.03)	1.89	1.05
Total from investment operations	(.63)	.14	2.16	1.16
Distributions from net investment income	-	(.27)	(.17)	(.10)
Distributions from net realized gain	(.10)	(.52)	(.23)	(.02)
Total distributions	(.10)	(.79)	(.40)	(.12)
Redemption fees added to paid in capitalD,I	-	-	-	-
Net asset value, end of period	$ 11.42	$ 12.15	$ 12.80	$ 11.04
Total ReturnB, C	(5.26)%	1.25%	19.74%	11.64%
Ratios to Average Net AssetsG
Expenses before reductions	1.11%A	1.14%	1.20%	1.29%A
Expenses net of fee waivers, if any	1.10%A	1.14%	1.18%	1.18%A
Expenses net of all reductions	1.08%A	1.12%	1.17%	1.16%A
Net investment income (loss)	2.25%A	1.38%	2.29%E	1.26%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,874	$ 63,653	$ 68,582	$ 56,164
Portfolio turnover rateH	40% A	41%	46%	42%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.50%.

F For the period May 2, 2012 (commencement of operations) to February 28, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

I Amount represents less than $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers International Multi-Manager Fund Class F

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.16	$ 12.82	$ 11.05	$ 10.69
Income from Investment Operations
Net investment income (loss) D	.14	.18	.29E	.01
Net realized and unrealized gain (loss)	(.76)	(.04)	1.88	.35
Total from investment operations	(.62)	.14	2.17	.36
Distributions from net investment income	-	(.29)	(.17)	-
Distributions from net realized gain	(.10)	(.52)	(.23)	-
Total distributions	(.10)	(.80)J	(.40)	-
Redemption fees added to paid in capitalD,I	-	-	-	-
Net asset value, end of period	$ 11.44	$ 12.16	$ 12.82	$ 11.05
Total ReturnB, C	(5.17)%	1.30%	19.85%	3.37%
Ratios to Average Net AssetsG
Expenses before reductions	1.01%A	1.05%	1.16%	1.25%A
Expenses net of fee waivers, if any	1.01%A	1.05%	1.09%	1.09%A
Expenses net of all reductions	.99%A	1.03%	1.08%	1.07%A
Net investment income (loss)	2.34%A	1.48%	2.38%E	.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,760	$ 2,465	$ 1,547	$ 267
Portfolio turnover rateH	40% A	41%	46%	42%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.59%.

F For the period December 18, 2012 (commencement of operations) to February 28, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

I Amount represents less than $.005 per share.

J Total distributions of $.80 per share is comprised of distributions from net investment income of $.286 and distributions from net realized gain of $.517 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers International Multi-Manager Fund Class L

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.14	$ 12.80	$ 12.62
Income from Investment Operations
Net investment income (loss)D	.14	.17	.11E
Net realized and unrealized gain (loss)	(.77)	(.04)	.45
Total from investment operations	(.63)	.13	.56
Distributions from net investment income	-	(.28)	(.17)
Distributions from net realized gain	(.10)	(.52)	(.21)
Total distributions	(.10)	(.79)J	(.38)
Redemption fees added to paid in capitalD,I	-	-	-
Net asset value, end of period	$ 11.41	$ 12.14	$ 12.80
Total ReturnB, C	(5.27)%	1.21%	4.57%
Ratios to Average Net AssetsG
Expenses before reductions	1.10%A	1.15%	1.33%A
Expenses net of fee waivers, if any	1.10%A	1.15%	1.18%A
Expenses net of all reductions	1.08%A	1.13%	1.17%A
Net investment income (loss)	2.25%A	1.38%	2.88%A, E
Supplemental Data
Net assets, end of period (000 omitted)	$ 100	$ 106	$ 105
Portfolio turnover rateH	40% A	41%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.09%.

F For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

I Amount represents less than $.005 per share.

J Total distributions of $.79 per share is comprised of distributions from net investment income of $.275 and distributions from net realized gain of $.517 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers International Multi-Manager Fund Class N

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.13	$ 12.79	$ 12.62
Income from Investment Operations
Net investment income (loss) D	.12	.14	.10E
Net realized and unrealized gain (loss)	(.76)	(.04)	.45
Total from investment operations	(.64)	.10	.55
Distributions from net investment income	-	(.24)	(.17)
Distributions from net realized gain	(.10)	(.52)	(.21)
Total distributions	(.10)	(.76)	(.38)
Redemption fees added to paid in capitalD,I	-	-	-
Net asset value, end of period	$ 11.39	$ 12.13	$ 12.79
Total ReturnB, C	(5.35)%	.95%	4.45%
Ratios to Average Net AssetsG
Expenses before reductions	1.35%A	1.40%	1.59%A
Expenses net of fee waivers, if any	1.35%A	1.40%	1.43%A
Expenses net of all reductions	1.33%A	1.38%	1.42%A
Net investment income (loss)	2.00%A	1.13%	2.63%A, E
Supplemental Data
Net assets, end of period (000 omitted)	$ 100	$ 105	$ 104
Portfolio turnover rateH	40% A	41%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.84%.

F For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

I Amount represents less than $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2015 (Unaudited)

1. Organization.

Strategic Advisers® International Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund offers International Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 10,481,052
Gross unrealized depreciation	(3,853,311)
Net unrealized appreciation (depreciation) on securities	$ 6,627,741

Tax Cost	$ 57,081,641

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on

Semiannual Report

3. Derivative Instruments - continued

Futures Contracts - continued

the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $201,919 and a change in net unrealized appreciation (depreciation) of $(344,156) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $13,065,447 and $11,589,660, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.05% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .65% of the Fund's average net assets.

Sub-Advisers. Causeway Capital Management, LLC, Massachusetts Financial Services Company (MFS), Pyramis Global Advisors, LLC (an affiliate of the investment adviser) and William Blair & Company, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sub-Advisers - continued

Arrowstreet Capital, Limited Partnership and Thompson, Siegel & Walmsley LLC have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 133	$ 133

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets*
International Multi-Manager	$ 29,575.09
Class L	47.09
Class N	47.09
	$ 29,669

* Annualized

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $51 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $6,906 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of class-level operating expenses as follows:

Amount
International Multi-Manager	$ 1,334
Class L	2
Class N	2
1,338

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2015	Year ended February 28, 2015
From net investment income
International Multi-Manager	$ -	$ 1,385,396
Class F	-	44,987
Class L	-	2,272
Class N	-	2,013
Total	$ -	$ 1,434,668
From net realized gain
International Multi-Manager	$ 514,262	$ 2,624,206
Class F	20,701	85,289
Class L	854	4,283
Class N	852	4,281
Total	$ 536,669	$ 2,718,059

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended August 31, 2015	Year ended February 28, 2015	Six months ended August 31, 2015	Year ended February 28, 2015
International Multi-Manager
Shares sold	86,893	145,819	$ 1,059,822	$ 1,782,542
Reinvestment of distributions	41,674	335,000	514,262	4,009,602
Shares redeemed	(39,592)	(597,389)	(472,359)	(7,566,740)
Net increase (decrease)	88,975	(116,570)	$ 1,101,725	$ (1,774,596)
Class F
Shares sold	55,123	89,216	$ 673,074	$ 1,094,055
Reinvestment of distributions	1,676	10,927	20,701	130,276
Shares redeemed	(18,209)	(18,073)	(222,744)	(221,060)
Net increase (decrease)	38,590	82,070	$ 471,031	$ 1,003,271
Class L
Reinvestment of distributions	69	549	854	6,555
Net increase (decrease)	69	549	$ 854	$ 6,555
Class N
Reinvestment of distributions	69	526	852	6,294
Net increase (decrease)	69	526	$ 852	$ 6,294

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 94% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers International Multi-Manager Fund

On March 5, 2015, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with Arrowstreet Capital, Limited Partnership (New Sub-Adviser) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the New Sub-Adviser, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the New Sub-Adviser's investment staff, its use of technology, and the New Sub-Adviser's approach to managing and compensating investment personnel. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Semiannual Report

Investment Performance. The Board also considered the historical investment performance of the New Sub-Adviser and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the projected change in the fund's total operating expenses as a result of hiring the New Sub-Adviser. The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.05% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 1.18%, 1.18% and 1.43%, respectively, through April 30, 2016. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 1.09% of the class' average net assets and that sucharrangement may be terminated by Strategic Advisers at any time.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Adviser, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Adviser will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Possible Economies of Scale. The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to shareholders.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Strategic Advisers International Multi-Manager Fund

On June 4, 2015, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the existing sub-advisory agreement (the Current Sub-Advisory Agreement) with William Blair & Company LLC (William Blair) for the fund (the Amended Sub-Advisory Agreement), due to a change in ownership structure of William Blair that results in William Blair Investment Management LLC (WBIM) becoming the named sub-adviser to the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the Current Sub-Advisory Agreement, except with respect to the date of execution and the sub-adviser entity name.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered that it reviewed information regarding the staffing within William Blair, including the backgrounds and compensation of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy in connection with the annual renewal of the Current Sub-Advisory Agreement at its September 2014 Board meeting, as well as the information provided by William Blair in connection with the upcoming renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting.

The Board considered that the Amended Sub-Advisory Agreement will not result in any changes to the nature and quality of the services provided to the fund. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to (i) the portfolio managers and investment professionals who currently provide services to the fund, who will become employees of WBIM; (ii) the management and control structure of William Blair, which is identical to the management and control structure of WBIM; (iii) any terms in the Current Sub-Advisory Agreement, including the fee schedule; and (iv) the investment process and strategies employed in the management of the fund's assets.

Investment Performance. The Board considered that it reviewed historical investment performance of William Blair in managing fund assets in connection with the Board's renewal of the Current Sub-Advisory Agreement as well as the information provided by William Blair regarding its performance in connection with the upcoming renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses.

The Board considered that the Amended Sub-Advisory Agreement would not result in any changes to the amount and nature of fees that are currently paid by Strategic Advisers to William Blair under the Current Sub-Advisory Agreement and that will be paid to WBIM under the Amended Sub-Advisory Agreement pursuant to the identical fee schedule, Strategic Advisers' portion of the fund's management fee, the fund's maximum aggregate annual management fee rate, Strategic Advisers' expense reimbursement arrangements for each class of the fund, or total fund expenses. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviewed information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2014 Board meeting, as well as the information provided by Strategic Advisers in connection with the upcoming renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Possible Economies of Scale. The Board considered that the Amended Sub-Advisory Agreement, like the Current Sub-Advisory Agreement, provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to shareholders. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2014 Board meeting, as well as the information provided by Strategic Advisers in connection with the upcoming renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Arrowstreet Capital,
Limited Partnership

Causeway Capital Management LLC

Massachusetts Financial Services
Company

Pyramis Global Advisors, LLC

Thompson, Siegel & Walmsley LLC

William Blair & Company, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

STG-USAN-1015
1.938045.103

Strategic Advisers®
Income Opportunities Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
Actual	.02%	$ 1,000.00	$ 980.30	$ .10
HypotheticalA		$ 1,000.00	$ 1,025.04	$ .10

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
T. Rowe Price High Yield Fund Advisor Class	17.9	17.5
Fidelity Capital & Income Fund	17.5	17.2
BlackRock High Yield Bond Portfolio Investor A Class	11.6	11.3
Janus High-Yield Fund Class T	10.8	11.1
Hotchkis and Wiley High Yield Fund Class A	10.3	9.2
Fidelity High Income Fund	8.2	8.8
Eaton Vance Income Fund of Boston Class A	7.5	7.7
Fidelity Advisor High Income Advantage Fund Class I	7.1	6.3
Third Avenue Focused Credit Fund Investor Class	4.3	5.8
MainStay High Yield Corporate Bond Fund Class A	3.8	4.1
	99.0
Asset Allocation (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
High Yield Fixed-Income Funds 100.0%	High Yield Fixed-Income Funds 100.0%
Short-Term Investments and Net Other Assets (Liabilities) 0.0%	Short-Term Investments and Net Other Assets (Liabilities) 0.0%

Asset allocations of fixed-income funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Semiannual Report

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 100.0%
	Shares	Value
High Yield Fixed-Income Funds - 100.0%
BlackRock High Yield Bond Portfolio Investor A Class	62,189,748	$ 476,995,365
Eaton Vance Income Fund of Boston Class A	54,048,007	309,154,600
Fidelity Advisor High Income Advantage Fund Class I (a)	29,719,009	293,029,433
Fidelity Advisor High Income Fund Class I (a)	5,341,999	41,240,232
Fidelity Capital & Income Fund (a)	75,333,950	718,685,880
Fidelity High Income Fund (a)	39,339,972	338,717,163
Hotchkis and Wiley High Yield Fund Class A	35,327,346	423,574,876
Janus High-Yield Fund Class T	52,830,246	443,774,066
MainStay High Yield Corporate Bond Fund Class A	27,862,988	156,311,364
T. Rowe Price High Yield Fund Advisor Class	112,718,661	737,180,046
Third Avenue Focused Credit Fund Investor Class	20,468,537	176,234,103
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,170,959,505)		4,114,897,128
NET OTHER ASSETS (LIABILITIES) - 0.0%		845,130
NET ASSETS - 100%		$ 4,115,742,258
Legend
(a) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor High Income Advantage Fund Class I	$ 264,787,761	$ 40,856,868	$ -	$ 6,562,684	$ 293,029,433
Fidelity Advisor High Income Fund Class I	43,206,263	-	201,404	1,176,752	41,240,232
Fidelity Capital & Income Fund	727,786,715	45,279,678	21,571,561	11,062,259	718,685,880
Fidelity High Income Fund	370,801,033	9,787,901	24,074,219	9,787,877	338,717,163
Total	$ 1,406,581,772	$ 95,924,447	$ 45,847,184	$ 28,589,572	$ 1,391,672,708
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,855,902,425)	$ 2,723,224,420
Affiliated issuers (cost $1,315,057,080)	1,391,672,708
Total Investments (cost $4,170,959,505)		$ 4,114,897,128
Receivable for fund shares sold		2,508,194
Dividends receivable		1,464,832
Prepaid expenses		14,410
Other receivables		28,310
Total assets		4,118,912,874

Liabilities
Payable for investments purchased	$ 744,049
Payable for fund shares redeemed	2,336,332
Distributions payable	11,621
Other affiliated payables	26,405
Other payables and accrued expenses	52,209
Total liabilities		3,170,616

Net Assets		$ 4,115,742,258
Net Assets consist of:
Paid in capital		$ 4,199,432,958
Distributions in excess of net investment income		(9,929,401)
Accumulated undistributed net realized gain (loss) on investments		(17,698,922)
Net unrealized appreciation (depreciation) on investments		(56,062,377)
Net Assets, for 438,827,361 shares outstanding		$ 4,115,742,258
Net Asset Value, offering price and redemption price per share ($4,115,742,258 ÷ 438,827,361 shares)		$ 9.38

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2015 (Unaudited)

Investment Income
Dividends:
Unaffiliated issuers		$ 84,236,226
Affiliated issuers		28,589,572
Total income		112,825,798

Expenses
Management fee	$ 5,276,383
Transfer agent fees	121
Accounting fees and expenses	160,581
Custodian fees and expenses	4,807
Independent trustees' compensation	23,356
Registration fees	83,374
Audit	22,160
Legal	17,055
Miscellaneous	19,044
Total expenses before reductions	5,606,881
Expense reductions	(5,276,383)	330,498
Net investment income (loss)		112,495,300
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(15,998,639)
Affiliated issuers	10,587
Realized gain distributions from underlying funds:
Affiliated issuers	4,235,662
Total net realized gain (loss)		(11,752,390)
Change in net unrealized appreciation (depreciation) on underlying funds		(182,674,361)
Net gain (loss)		(194,426,751)
Net increase (decrease) in net assets resulting from operations		$ (81,931,451)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 112,495,300	$ 234,024,724
Net realized gain (loss)	(11,752,390)	77,071,834
Change in net unrealized appreciation (depreciation)	(182,674,361)	(224,831,237)
Net increase (decrease) in net assets resulting from operations	(81,931,451)	86,265,321
Distributions to shareholders from net investment income	(113,346,244)	(234,783,793)
Distributions to shareholders from net realized gain	(47,736,245)	(59,998,241)
Total distributions	(161,082,489)	(294,782,034)
Share transactions
Proceeds from sales of shares	395,832,397	887,820,862
Reinvestment of distributions	160,968,361	294,521,911
Cost of shares redeemed	(423,206,321)	(1,191,608,104)
Net increase (decrease) in net assets resulting from share transactions	133,594,437	(9,265,331)
Total increase (decrease) in net assets	(109,419,503)	(217,782,044)

Net Assets
Beginning of period	4,225,161,761	4,442,943,805
End of period (including distributions in excess of net investment income of $9,929,401 and distributions in excess of net investment income of $9,078,457, respectively)	$ 4,115,742,258	$ 4,225,161,761
Other Information Shares
Sold	40,634,661	87,043,026
Issued in reinvestment of distributions	16,531,634	29,007,855
Redeemed	(43,403,490)	(116,059,617)
Net increase (decrease)	13,762,805	(8,736)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 G	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 10.45	$ 10.21	$ 9.81	$ 10.10	$ 9.19
Income from Investment Operations
Net investment income (loss)D	.259	.551	.579	.595	.657	.699
Net realized and unrealized gain (loss)	(.446)	(.369)	.297	.430	(.286)	.910
Total from investment operations	(.187)	.182	.876	1.025	.371	1.609
Distributions from net investment income	(.262)	(.552)	(.569)	(.595)	(.653)	(.687)
Distributions from net realized gain	(.111)	(.140)	(.067)	(.030)	(.008)	(.012)
Total distributions	(.373)	(.692)	(.636)	(.625)	(.661)	(.699)
Net asset value, end of period	$ 9.38	$ 9.94	$ 10.45	$ 10.21	$ 9.81	$ 10.10
Total ReturnB, C	(1.97)%	1.82%	8.90%	10.82%	4.00%	18.17%
Ratios to Average Net AssetsE
Expenses before reductions	.26%A	.26%	.27%	.27%	.27%	.27%
Expenses net of fee waivers, if any	.02%A	.01%	.02%	.02%	.02%	.01%
Expenses net of all reductions	.02%A	.01%	.02%	.02%	.02%	.01%
Net investment income (loss)	5.30%A	5.40%	5.66%	6.01%	6.82%	7.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,115,742	$ 4,225,162	$ 4,442,944	$ 3,769,123	$ 2,954,875	$ 2,047,371
Portfolio turnover rateF	9%A	16%	12%	27%	2%	2%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds. FAmount does not include the portfolio activity of any Underlying Funds. GFor the year ended February 29.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2015 (Unaudited)

1. Organization.

Strategic Advisers® Income Opportunities Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund currently invests in affiliated and unaffiliated mutual funds (the Underlying Funds). The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Distributions from the Underlying Funds that are deemed to be return of capital are recorded as a reduction of cost of investments.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 113,668,413
Gross unrealized depreciation	(176,342,886)
Net unrealized appreciation (depreciation) on securities	$ (62,674,473)

Tax cost	$ 4,177,571,601

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $282,774,273 and $192,891,079, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .75% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .25% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of less than .01% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC),an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,148 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2018. During the period, this waiver reduced the Fund's management fee by $5,276,383.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 15% of the total outstanding shares of Fidelity Advisor High Income Advantage Fund.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SRQ-USAN-1015
1.926374.104

Strategic Advisers®
International Multi-Manager Fund

Class F

Semiannual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
International Multi-Manager	1.10%
Actual		$ 1,000.00	$ 947.40	$ 5.38
HypotheticalA		$ 1,000.00	$ 1,019.61	$ 5.58
Class F	1.01%
Actual		$ 1,000.00	$ 948.30	$ 4.95
HypotheticalA		$ 1,000.00	$ 1,020.06	$ 5.13
Class L	1.10%
Actual		$ 1,000.00	$ 947.30	$ 5.38
HypotheticalA		$ 1,000.00	$ 1,019.61	$ 5.58
Class N	1.35%
Actual		$ 1,000.00	$ 946.50	$ 6.61
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.85

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Novartis AG	2.0	2.0
Nestle SA	2.0	1.7
KDDI Corp.	1.9	1.8
Roche Holding AG (participation certificate)	1.7	1.7
WisdomTree Europe Hedged Equity ETF	1.5	1.6
Bayer AG	1.3	1.5
Danone SA	1.2	1.2
Reckitt Benckiser Group PLC	1.2	1.1
Vodafone Group PLC	1.0	0.9
Japan Tobacco, Inc.	1.0	0.7
	14.8
Top Five Market Sectors as of August 31, 2015
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.3	21.3
Consumer Staples	13.3	11.2
Consumer Discretionary	11.2	11.7
Health Care	10.5	10.6
Industrials	10.3	10.8
Geographic Diversification (% of fund's net assets)
As of August 31, 2015
Japan 19.6%
United Kingdom 17.6%
United States of America* 10.7%
Switzerland 10.6%
France 9.1%
Germany 7.1%
Netherlands 3.7%
Australia 2.4%
Hong Kong 2.3%
Other 16.9%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities)
As of February 28, 2015
Japan 18.9%
United Kingdom 17.7%
Switzerland 9.7%
United States of America* 9.7%
France 9.4%
Germany 7.4%
Netherlands 3.8%
Australia 2.6%
Hong Kong 2.6%
Other 18.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities)
Asset Allocation (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
Stocks 91.8%	Stocks 92.2%
Europe Stock Funds 1.5%	Europe Stock Funds 1.6%
Short-Term Investments and Net Other Assets (Liabilities) 6.7%	Short-Term Investments and Net Other Assets (Liabilities) 6.2%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.5%
	Shares	Value
CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.9%
Bridgestone Corp.	1,200	$ 40,125
Continental AG	718	152,641
DENSO Corp.	5,000	223,088
GKN PLC	26,456	118,421
Valeo SA	632	79,430
		613,705
Automobiles - 1.7%
Bayerische Motoren Werke AG (BMW)	592	54,620
Fuji Heavy Industries Ltd.	4,800	167,802
Honda Motor Co. Ltd.	5,300	166,707
Hyundai Motor Co.	818	103,056
Isuzu Motors Ltd.	4,300	48,711
Renault SA	643	53,459
Suzuki Motor Corp.	1,800	61,122
Toyota Motor Corp.	7,200	425,565
Yamaha Motor Co. Ltd.	600	11,551
		1,092,593
Distributors - 0.0%
Inchcape PLC	1,181	13,238
Hotels, Restaurants & Leisure - 1.9%
Accor SA	967	45,879
Carnival PLC	4,253	214,816
Compass Group PLC	30,804	489,231
Flight Centre Travel Group Ltd.	1,447	38,111
InterContinental Hotel Group PLC	1,631	61,064
Merlin Entertainments PLC	4,423	26,368
MGM China Holdings Ltd.	13,200	21,835
TUI AG	1,086	19,498
Whitbread PLC	3,454	254,249
Yum! Brands, Inc.	569	45,389
		1,216,440
Household Durables - 1.0%
Barratt Developments PLC	1,738	17,055
Berkeley Group Holdings PLC	548	28,355
Casio Computer Co. Ltd.	1,500	28,770
Nikon Corp.	14,700	187,902
Sony Corp. (a)	3,400	87,672
Steinhoff International Holdings Ltd.	8,868	53,141
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Taylor Wimpey PLC	39,726	$ 122,712
Techtronic Industries Co. Ltd.	25,000	90,483
		616,090
Internet & Catalog Retail - 0.2%
Rakuten, Inc.	3,200	45,627
Vipshop Holdings Ltd. ADR (a)	1,392	25,042
YOOX SpA (a)	472	14,915
Zalando SE (a)	573	18,775
		104,359
Leisure Products - 0.2%
Sankyo Co. Ltd. (Gunma)	1,100	42,332
Yamaha Corp.	2,800	63,981
		106,313
Media - 2.5%
Altice NV:
Class A (a)	1,736	49,529
Class B (a)	800	25,118
Axel Springer Verlag AG	209	12,658
Dentsu, Inc.	700	35,835
Fuji Media Holdings, Inc.	4,400	51,527
Grupo Televisa SA de CV (CPO) sponsored ADR	627	19,161
ITV PLC	60,439	232,045
Naspers Ltd. Class N	367	47,577
Nippon Television Network Corp.	2,800	48,431
ProSiebenSat.1 Media AG	3,025	147,338
Publicis Groupe SA	489	34,855
realestate.com.au Ltd.	635	18,668
RELX NV	35,866	552,793
RELX PLC	3,280	52,597
SKY PLC	3,217	51,488
Telenet Group Holding NV (a)	491	27,681
UBM PLC	1,809	13,671
WPP PLC	9,530	196,178
		1,617,150
Multiline Retail - 0.3%
Dollarama, Inc.	719	41,054
Don Quijote Holdings Co. Ltd.	800	30,993
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Next PLC	760	$ 92,656
Ryohin Keikaku Co. Ltd.	200	44,388
		209,091
Specialty Retail - 0.9%
ABC-MART, Inc.	300	18,165
Esprit Holdings Ltd.	87,650	73,512
Fast Retailing Co. Ltd.	100	40,535
Fielmann AG	216	14,255
H&M Hennes & Mauritz AB (B Shares)	4,319	166,210
Inditex SA	2,472	82,497
Nitori Holdings Co. Ltd.	600	47,623
USS Co. Ltd.	6,300	111,571
		554,368
Textiles, Apparel & Luxury Goods - 0.9%
adidas AG	325	24,333
Burberry Group PLC	2,236	48,413
Christian Dior SA	242	44,916
Compagnie Financiere Richemont SA Series A	2,238	167,218
Global Brands Group Holding Ltd. (a)	148,000	28,072
Hermes International SCA	80	28,426
LVMH Moet Hennessy - Louis Vuitton SA	1,121	186,991
Pandora A/S	393	45,407
		573,776
TOTAL CONSUMER DISCRETIONARY		6,717,123
CONSUMER STAPLES - 12.7%
Beverages - 1.9%
Anheuser-Busch InBev SA NV	1,459	159,131
Asahi Group Holdings	2,200	72,447
Diageo PLC	10,648	282,140
Embotelladoras Arca S.A.B. de CV	2,746	15,704
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	214	19,052
Heineken NV (Bearer)	3,330	263,442
ITO EN Ltd.	1,800	42,508
Pernod Ricard SA	2,517	264,143
SABMiller PLC	1,720	80,605
		1,199,172
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,201	$ 50,894
Distribuidora Internacional de Alimentacion SA	3,534	21,280
Jeronimo Martins SGPS SA	2,067	28,646
Koninklijke Ahold NV	2,452	48,468
Seven & i Holdings Co. Ltd.	1,600	69,576
Sundrug Co. Ltd.	1,500	84,293
Tesco PLC	21,070	61,154
Tsuruha Holdings, Inc.	400	32,463
		396,774
Food Products - 3.7%
Aryzta AG	2,808	144,024
Danone SA	12,438	770,578
M. Dias Branco SA	1,507	26,303
Meiji Holdings Co. Ltd.	400	65,040
Nestle SA	17,265	1,271,859
Toyo Suisan Kaisha Ltd.	2,000	74,878
Viscofan Envolturas Celulosicas SA	221	12,896
		2,365,578
Household Products - 2.0%
Colgate-Palmolive Co.	7,124	447,458
Reckitt Benckiser Group PLC	8,648	757,690
Svenska Cellulosa AB (SCA) (B Shares)	2,000	57,028
		1,262,176
Personal Products - 2.1%
AMOREPACIFIC Corp.	50	16,002
Beiersdorf AG	558	46,198
Kao Corp.	9,000	411,058
Kobayashi Pharmaceutical Co. Ltd.	1,400	108,689
Kose Corp.	1,000	98,779
L'Oreal SA	1,469	251,717
Pola Orbis Holdings, Inc.	300	17,912
Unilever NV (Certificaten Van Aandelen) (Bearer)	3,892	155,970
Unilever PLC	5,339	214,120
		1,320,445
Tobacco - 2.4%
British American Tobacco PLC (United Kingdom)	11,092	587,349
Imperial Tobacco Group PLC	2,923	141,692
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Japan Tobacco, Inc.	17,600	$ 625,493
KT&G Corp.	2,216	207,045
		1,561,579
TOTAL CONSUMER STAPLES		8,105,724
ENERGY - 4.0%
Energy Equipment & Services - 0.5%
Amec Foster Wheeler PLC	1,675	20,729
Technip SA	3,733	203,417
Tecnicas Reunidas SA	1,245	59,956
		284,102
Oil, Gas & Consumable Fuels - 3.5%
Baytex Energy Corp.	9,017	52,158
BG Group PLC	16,451	249,686
Cairn Energy PLC (a)	21,084	49,048
Canadian Natural Resources Ltd.	2,558	57,650
CNOOC Ltd.	155,000	194,287
Enbridge, Inc.	3,518	145,389
Galp Energia SGPS SA Class B	3,902	41,146
Imperial Oil Ltd.	3,990	140,875
INPEX Corp.	12,000	121,634
Lundin Petroleum AB (a)	2,009	26,246
Oil Search Ltd. ADR	9,093	44,003
Reliance Industries Ltd. sponsored GDR (c)	1,823	47,580
Royal Dutch Shell PLC:
Class A (Netherlands)	3,094	81,218
Class A (United Kingdom)	11,451	298,325
Santos Ltd.	12,525	45,726
Statoil ASA	3,359	51,194
Suncor Energy, Inc.	2,400	67,972
Total SA	11,624	535,941
		2,250,078
TOTAL ENERGY		2,534,180
FINANCIALS - 21.3%
Banks - 11.0%
Australia & New Zealand Banking Group Ltd.	4,044	80,380
Banco Bilbao Vizcaya Argentaria SA	7,440	68,826
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Bank of Ireland (a)	234,641	$ 92,635
Bankinter SA	5,606	42,274
Barclays PLC	114,455	454,822
BNP Paribas SA	6,070	383,280
BOC Hong Kong (Holdings) Ltd.	17,500	59,161
CaixaBank SA	34,636	150,026
Chiba Bank Ltd.	7,000	50,964
Chinatrust Financial Holding Co. Ltd.	44,564	26,883
Danske Bank A/S	2,863	88,670
DBS Group Holdings Ltd.	16,400	206,417
DNB ASA	12,497	178,867
Dubai Islamic Bank Pakistan Ltd. (a)	8,303	15,824
First Gulf Bank PJSC	3,378	13,197
Hang Seng Bank Ltd.	2,500	44,484
HDFC Bank Ltd. sponsored ADR	2,451	139,682
HSBC Holdings PLC:
(Hong Kong)	29,200	231,737
(United Kingdom)	65,514	517,801
ING Groep NV (Certificaten Van Aandelen)	33,018	505,916
Intesa Sanpaolo SpA	115,806	421,344
Joyo Bank Ltd.	10,000	53,413
Jyske Bank A/S (Reg.) (a)	872	48,743
Kasikornbank PCL NVDR	6,500	32,736
KBC Groep NV	4,509	299,387
Lloyds Banking Group PLC	453,471	534,497
Mitsubishi UFJ Financial Group, Inc.	66,900	441,284
Nordea Bank AB	11,315	133,920
North Pacific Bank Ltd.	10,100	40,555
Sberbank of Russia:
sponsored ADR	31	150
sponsored ADR	4,767	23,644
Seven Bank Ltd.	7,800	33,141
Shinsei Bank Ltd.	9,000	19,400
Societe Generale Series A	2,223	108,400
Standard Chartered PLC (United Kingdom)	1,142	13,406
Sumitomo Mitsui Financial Group, Inc.	15,000	612,247
Sumitomo Mitsui Trust Holdings, Inc.	10,000	41,279
Svenska Handelsbanken AB (A Shares)	8,050	120,284
Swedbank AB (A Shares)	3,101	70,840
Sydbank A/S	1,180	44,920
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
The Hachijuni Bank Ltd.	7,000	$ 48,235
The Suruga Bank Ltd.	4,000	76,404
The Toronto-Dominion Bank	1,614	64,383
UniCredit SpA	7,208	47,156
Unione di Banche Italiane ScpA	4,040	31,553
United Overseas Bank Ltd.	2,900	39,830
Westpac Banking Corp.	12,653	280,965
		7,033,962
Capital Markets - 2.1%
Azimut Holding SpA	810	17,870
Banca Generali SpA	1,193	35,771
CI Financial Corp.	1,323	31,627
Credit Suisse Group AG	2,453	66,029
Daiwa Securities Group, Inc.	9,000	62,210
Julius Baer Group Ltd.	3,794	184,745
Macquarie Group Ltd.	2,872	155,190
Partners Group Holding AG	316	102,075
Schroders PLC	1,274	55,482
UBS Group AG	30,139	624,512
		1,335,511
Consumer Finance - 0.2%
ACOM Co. Ltd. (a)	4,600	20,725
AEON Financial Service Co. Ltd.	2,600	58,875
Provident Financial PLC	822	37,210
		116,810
Diversified Financial Services - 0.8%
Deutsche Boerse AG	431	38,590
FirstRand Ltd.	10,647	42,483
Fubon Financial Holding Co. Ltd.	21,000	36,130
IG Group Holdings PLC	7,365	81,937
Japan Exchange Group, Inc.	600	18,618
London Stock Exchange Group PLC	1,272	49,187
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,700	17,817
ORIX Corp.	16,900	226,518
		511,280
Insurance - 5.0%
AIA Group Ltd.	79,600	440,108
Amlin PLC	6,076	48,110
AMP Ltd.	14,618	61,897
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Assicurazioni Generali SpA	2,700	$ 49,477
Aviva PLC	47,054	346,439
AXA SA	11,774	296,944
BB Seguridade Participacoes SA	3,600	28,489
Direct Line Insurance Group PLC	2,715	14,711
Euler Hermes SA	432	44,599
Fairfax Financial Holdings Ltd. (sub. vtg.)	541	251,567
Gjensidige Forsikring ASA	811	12,049
Hiscox Ltd.	10,309	142,372
Intact Financial Corp.	420	29,067
Jardine Lloyd Thompson Group PLC	4,294	69,450
MAPFRE SA (Reg.)	5,133	15,149
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	5,500	26,932
Prudential PLC	10,965	236,650
Sampo Oyj (A Shares)	3,384	163,400
Sanlam Ltd.	2,176	10,468
Sony Financial Holdings, Inc.	10,000	187,034
St. James's Place Capital PLC	1,924	27,029
Tokio Marine Holdings, Inc.	2,000	80,062
Zurich Insurance Group AG	2,272	624,497
		3,206,500
Real Estate Investment Trusts - 0.4%
British Land Co. PLC	3,794	47,740
Derwent London PLC	455	25,198
Fibra Uno Administracion SA de CV	1,267	2,722
Nippon Prologis REIT, Inc.	5	9,051
Nomura Real Estate Office Fund, Inc.	5	19,712
Unibail-Rodamco	250	64,874
Westfield Corp. unit	8,658	60,074
		229,371
Real Estate Management & Development - 1.8%
AEON MALL Co. Ltd.	990	16,656
Brookfield Asset Management, Inc.	1,615	50,792
CapitaLand Ltd.	7,000	13,990
Cheung Kong Property Holdings Ltd.	14,076	98,622
China Overseas Land and Investment Ltd.	18,000	52,722
Deutsche Annington Immobilien SE	9,045	296,223
Deutsche Wohnen AG (Bearer)	9,449	248,539
Emaar Properties PJSC	8,383	15,406
Hongkong Land Holdings Ltd.	5,000	34,600
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Hysan Development Co. Ltd.	4,000	$ 16,103
LEG Immobilien AG	1,083	81,278
Lend Lease Group unit	1,596	15,833
Leopalace21 Corp. (a)	3,100	15,070
Mitsui Fudosan Co. Ltd.	2,000	55,417
Sino Land Ltd.	14,000	20,810
Sumitomo Realty & Development Co. Ltd.	2,000	67,533
Sun Hung Kai Properties Ltd.	3,000	38,013
TAG Immobilien AG	4,142	47,363
		1,184,970
TOTAL FINANCIALS		13,618,404
HEALTH CARE - 10.5%
Biotechnology - 0.1%
Actelion Ltd.	500	68,277
Health Care Equipment & Supplies - 0.9%
Ansell Ltd.	1,355	21,340
Essilor International SA	522	62,325
Hoya Corp.	4,400	171,668
Nihon Kohden Corp.	3,800	75,699
Olympus Corp.	1,500	54,497
Sysmex Corp.	300	18,110
Terumo Corp.	6,600	180,016
		583,655
Health Care Providers & Services - 0.2%
Fresenius SE & Co. KGaA	1,238	87,590
Miraca Holdings, Inc.	600	25,665
		113,255
Health Care Technology - 0.0%
M3, Inc.	1,000	23,138
Life Sciences Tools & Services - 0.2%
Eurofins Scientific SA	76	25,487
ICON PLC (a)	489	37,653
Lonza Group AG	355	48,697
		111,837
Pharmaceuticals - 9.1%
Astellas Pharma, Inc.	13,500	199,671
Bayer AG	6,318	857,505
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
GlaxoSmithKline PLC	27,722	$ 566,017
Hikma Pharmaceuticals PLC	1,802	62,908
Novartis AG	13,188	1,286,962
Novo Nordisk A/S Series B	3,706	204,610
Roche Holding AG (participation certificate)	3,937	1,071,748
Sanofi SA	4,622	454,628
Santen Pharmaceutical Co. Ltd.	18,800	294,145
Shionogi & Co. Ltd.	1,000	39,179
Shire PLC	3,202	247,635
Teva Pharmaceutical Industries Ltd.	300	19,553
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,642	234,581
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,005	232,985
		5,772,127
TOTAL HEALTH CARE		6,672,289
INDUSTRIALS - 10.3%
Aerospace & Defense - 0.8%
Cobham PLC	38,012	164,256
Finmeccanica SpA (a)	6,800	92,102
Meggitt PLC	2,671	19,567
Rolls-Royce Group PLC	3,410	38,905
Safran SA	1,573	122,889
Zodiac Aerospace	1,508	45,867
		483,586
Air Freight & Logistics - 0.7%
PostNL NV (a)	18,548	70,080
Yamato Holdings Co. Ltd.	19,600	381,590
		451,670
Airlines - 0.6%
easyJet PLC	3,581	92,482
International Consolidated Airlines Group SA (a)	6,100	50,921
International Consolidated Airlines Group SA CDI (a)	17,450	144,328
Ryanair Holdings PLC sponsored ADR	900	65,655
		353,386
Building Products - 0.5%
ASSA ABLOY AB (B Shares)	3,332	63,798
Compagnie de St. Gobain	1,602	73,642
Daikin Industries Ltd.	1,200	71,296
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Geberit AG (Reg.)	315	$ 100,139
Kingspan Group PLC (Ireland)	777	19,095
		327,970
Commercial Services & Supplies - 0.6%
Babcock International Group PLC	2,309	34,333
Brambles Ltd.	46,747	327,352
Intrum Justitia AB	458	15,721
Secom Co. Ltd.	400	25,583
		402,989
Construction & Engineering - 0.2%
Balfour Beatty PLC	27,117	113,390
Taisei Corp.	4,000	26,993
		140,383
Electrical Equipment - 1.6%
Fuji Electric Co. Ltd.	3,000	11,894
Legrand SA	6,817	393,424
Nidec Corp.	1,400	109,616
OSRAM Licht AG	1,540	81,498
Schneider Electric SA	6,069	383,626
Vestas Wind Systems A/S	996	53,234
		1,033,292
Industrial Conglomerates - 0.6%
Bidvest Group Ltd.	895	21,524
CK Hutchison Holdings Ltd.	14,076	187,618
Siemens AG	1,807	179,115
		388,257
Machinery - 1.9%
Alfa Laval AB	4,737	79,901
Andritz AG	500	23,969
Atlas Copco AB (A Shares)	9,333	235,364
Fanuc Corp.	300	48,585
Glory Ltd.	1,800	46,944
IMI PLC	1,437	22,889
Ishikawajima-Harima Heavy Industries Co. Ltd.	12,000	37,074
Kone Oyj (B Shares)	1,113	44,063
Kubota Corp.	10,000	155,646
Makita Corp.	800	45,163
Minebea Ltd.	2,000	23,870
Mitsubishi Heavy Industries Ltd.	7,000	33,269
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
NGK Insulators Ltd.	3,000	$ 67,417
Sandvik AB	6,234	60,234
Schindler Holding AG (participation certificate)	1,212	185,941
SMC Corp.	200	48,406
Sulzer AG (Reg.)	231	23,574
Tadano Ltd.	2,000	27,133
The Weir Group PLC	908	19,562
		1,229,004
Professional Services - 0.7%
Adecco SA (Reg.)	695	54,606
Capita Group PLC	4,027	76,378
Intertek Group PLC	807	31,404
Michael Page International PLC	13,608	105,869
SEEK Ltd.	2,794	24,536
SGS SA (Reg.)	60	105,891
Temp Holdings Co., Ltd.	600	26,775
		425,459
Road & Rail - 0.7%
Canadian National Railway Co.	475	26,433
East Japan Railway Co.	4,400	406,511
Stagecoach Group PLC	5,906	32,889
		465,833
Trading Companies & Distributors - 1.2%
Ashtead Group PLC	201	2,916
Brenntag AG	3,552	197,620
Bunzl PLC	10,998	293,481
Misumi Group, Inc.	1,200	13,812
Mitsubishi Corp.	4,700	87,317
Rexel SA	1,473	22,604
Wolseley PLC	1,715	110,714
		728,464
Transportation Infrastructure - 0.2%
Abertis Infraestructuras SA	860	14,244
China Merchants Holdings International Co. Ltd.	34,308	114,654
Groupe Eurotunnel SA	1,119	15,150
		144,048
TOTAL INDUSTRIALS		6,574,341
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 8.2%
Communications Equipment - 0.5%
Telefonaktiebolaget LM Ericsson (B Shares)	34,213	$ 333,488
Electronic Equipment & Components - 1.5%
Alps Electric Co. Ltd.	800	25,000
China High Precision Automation Group Ltd. (a)	15,000	0
Halma PLC	11,777	136,442
Hamamatsu Photonics K.K.	600	14,832
Hexagon AB (B Shares)	705	22,717
Hirose Electric Co. Ltd.	1,155	131,682
Hitachi Ltd.	57,000	319,598
Keyence Corp.	200	92,584
Murata Manufacturing Co. Ltd.	700	100,830
OMRON Corp.	1,300	48,712
Spectris PLC	2,085	58,358
TDK Corp.	600	37,226
		987,981
Internet Software & Services - 0.4%
Alibaba Group Holding Ltd. sponsored ADR	789	52,169
JUST EAT Ltd. (a)	2,294	13,873
NetEase, Inc. sponsored ADR	251	27,906
Rocket Internet AG (a)	576	16,214
Tencent Holdings Ltd.	2,700	45,217
United Internet AG	1,405	68,339
		223,718
IT Services - 2.4%
Accenture PLC Class A	1,365	128,679
Amadeus IT Holding SA Class A	8,364	350,179
Capgemini SA	1,684	151,403
Cognizant Technology Solutions Corp. Class A (a)	2,144	134,943
Computershare Ltd.	9,804	69,072
IT Holdings Corp.	600	14,032
Luxoft Holding, Inc. (a)	167	10,202
MasterCard, Inc. Class A	1,048	96,804
Nomura Research Institute Ltd.	10,000	405,017
OBIC Co. Ltd.	2,300	102,433
SCSK Corp.	1,000	36,088
Wirecard AG	319	13,286
		1,512,138
Semiconductors & Semiconductor Equipment - 2.2%
ams AG	183	6,806
Analog Devices, Inc.	5,012	279,970
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ARM Holdings PLC	1,099	$ 15,747
ASM International NV (Netherlands)	1,048	39,532
Dialog Semiconductor PLC (a)	306	14,685
Infineon Technologies AG	15,717	172,030
MediaTek, Inc.	10,000	77,252
NVIDIA Corp.	5,712	128,406
NXP Semiconductors NV (a)	744	62,980
SK Hynix, Inc.	928	28,091
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	19,889	395,393
Texas Instruments, Inc.	2,365	113,142
Xilinx, Inc.	1,287	53,912
		1,387,946
Software - 1.0%
Cadence Design Systems, Inc. (a)	6,650	133,133
Check Point Software Technologies Ltd. (a)	1,015	79,180
Constellation Software, Inc.	42	17,948
Dassault Systemes SA	1,946	135,149
Nintendo Co. Ltd.	200	41,149
Sage Group PLC	2,817	22,283
SAP AG	1,596	107,044
Synopsys, Inc. (a)	757	35,526
Trend Micro, Inc.	2,500	88,808
		660,220
Technology Hardware, Storage & Peripherals - 0.2%
Canon, Inc.	1,100	33,514
Konica Minolta, Inc.	1,600	17,519
Neopost SA	1,491	51,490
Samsung Electronics Co. Ltd.	50	46,040
		148,563
TOTAL INFORMATION TECHNOLOGY		5,254,054
MATERIALS - 5.3%
Chemicals - 4.3%
Air Liquide SA	375	44,963
Akzo Nobel NV	8,058	545,611
Asahi Kasei Corp.	11,000	87,495
BASF AG	475	38,282
Clariant AG (Reg.)	11,126	200,847
Croda International PLC	491	21,789
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Daicel Chemical Industries Ltd.	5,200	$ 68,419
Givaudan SA	135	232,530
HEXPOL AB (B Shares)	1,500	15,034
Incitec Pivot Ltd.	16,313	40,748
Johnson Matthey PLC	667	27,686
JSR Corp.	11,600	181,852
K&S AG	2,340	87,532
Linde AG	2,140	371,977
Nissan Chemical Industries Co. Ltd.	700	16,100
Nitto Denko Corp.	400	26,807
Novozymes A/S Series B	1,026	44,703
Orica Ltd.	10,873	122,721
Shin-Etsu Chemical Co. Ltd.	2,000	109,724
Sumitomo Chemical Co. Ltd.	10,000	49,642
Symrise AG	4,372	263,896
Syngenta AG (Switzerland)	386	129,411
Yara International ASA	1,187	52,991
		2,780,760
Construction Materials - 0.1%
James Hardie Industries PLC CDI	6,835	85,463
Containers & Packaging - 0.1%
Smurfit Kappa Group PLC	1,888	55,857
Metals & Mining - 0.7%
BHP Billiton Ltd.	1,162	21,285
Glencore Xstrata PLC	3,266	7,432
Hitachi Metals Ltd.	2,000	25,292
Iluka Resources Ltd.	11,043	58,391
Randgold Resources Ltd.	489	29,573
Rio Tinto PLC	7,919	289,128
		431,101
Paper & Forest Products - 0.1%
Mondi PLC	2,356	53,434
TOTAL MATERIALS		3,406,615
TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 1.5%
Bezeq The Israel Telecommunication Corp. Ltd.	8,500	15,272
BT Group PLC	28,231	188,334
Deutsche Telekom AG	6,780	115,657
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Elisa Corp. (A Shares)	511	$ 17,031
Hellenic Telecommunications Organization SA	3,796	34,716
HKT Trust/HKT Ltd. unit	27,140	31,412
Iliad SA	97	21,911
Orange SA	4,400	69,587
TDC A/S	20,977	132,743
Telecom Italia SpA (a)	45,324	55,007
Telefonica Deutschland Holding AG	2,759	16,790
Telefonica SA	2,429	34,231
Telenor ASA	2,271	45,325
TeliaSonera AB	6,043	34,105
Telstra Corp. Ltd.	33,676	138,281
		950,402
Wireless Telecommunication Services - 4.2%
China Mobile Ltd.	22,768	273,856
KDDI Corp.	49,200	1,220,843
Mobile TeleSystems OJSC (a)	4,969	17,799
MTN Group Ltd.	2,800	37,369
Philippine Long Distance Telephone Co.	510	27,355
SK Telecom Co. Ltd.	1,213	249,859
SoftBank Corp.	3,400	197,823
Vodafone Group PLC	182,325	627,825
		2,652,729
TOTAL TELECOMMUNICATION SERVICES		3,603,131
UTILITIES - 2.0%
Electric Utilities - 0.8%
Enel SpA	13,651	61,519
Iberdrola SA	8,934	60,703
Red Electrica Corporacion SA	400	31,977
Scottish & Southern Energy PLC	14,016	316,376
Tohoku Electric Power Co., Inc.	1,600	21,932
		492,507
Gas Utilities - 0.3%
APA Group unit	11,563	72,167
China Resource Gas Group Ltd.	24,000	63,329
Tokyo Gas Co. Ltd.	15,000	81,952
		217,448
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.9%
Centrica PLC	29,047	$ 108,401
GDF Suez	19,529	350,303
Suez Environnement SA	2,643	47,706
Veolia Environnement SA	2,361	51,562
		557,972
TOTAL UTILITIES		1,267,927
TOTAL COMMON STOCKS (Cost $50,888,409)		57,753,788
Nonconvertible Preferred Stocks - 1.3%

CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
Volkswagen AG	2,238	425,678
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Ambev SA sponsored ADR	8,189	43,156
Household Products - 0.5%
Henkel AG & Co. KGaA	3,012	315,346
TOTAL CONSUMER STAPLES		358,502
MATERIALS - 0.0%
Metals & Mining - 0.0%
Gerdau SA sponsored ADR	13,341	19,745
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $876,360)		803,925
Equity Funds - 1.5%

Europe Stock Funds - 1.5%
WisdomTree Europe Hedged Equity ETF (Cost $1,001,411)	16,800	968,184
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.09% 10/22/15 to 11/19/15 (d) (Cost $129,992)	$ 130,000	$ 129,996
Money Market Funds - 6.3%
	Shares
SSgA U.S. Treasury Money Market Fund Class N, 0% (a)(b) (Cost $4,053,489)	4,053,489	4,053,489
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $56,949,661)		63,709,382
NET OTHER ASSETS (LIABILITIES) - 0.2%		124,444
NET ASSETS - 100%		$ 63,833,826
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
8 CME Nikkei 225 Index Contracts (United States)	Sept. 2015	$ 752,400	$ (73,432)
22 ICE E-mini MSCI EAFE Index Contracts (United States)	Sept. 2015	1,905,970	(168,306)
TOTAL EQUITY INDEX CONTRACTS		$ 2,658,370	$ (241,738)

The face value of futures purchased as a percentage of net assets is 4.2%
For the period, the average monthly notional amount for futures in the aggregate was $2,509,544.
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $47,580 or 0.1% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $129,996.
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,142,801	$ 4,473,502	$ 2,669,299	$ -
Consumer Staples	8,464,226	2,501,099	5,963,127	-
Energy	2,534,180	1,001,895	1,532,285	-
Financials	13,618,404	7,588,523	6,029,881	-
Health Care	6,672,289	1,739,348	4,932,941	-
Industrials	6,574,341	4,700,332	1,874,009	-
Information Technology	5,254,054	3,243,534	2,010,520	-
Materials	3,426,360	2,391,632	1,034,728	-
Telecommunication Services	3,603,131	524,955	3,078,176	-
Utilities	1,267,927	1,112,481	155,446	-
Equity Funds	968,184	968,184	-	-
U.S. Treasury Obligations	129,996	-	129,996	-
Money Market Funds	4,053,489	4,053,489	-	-
Total Investments in Securities:	$ 63,709,382	$ 34,298,974	$ 29,410,408	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (241,738)	$ (241,738)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 9,902,603
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (241,738)
Total Value of Derivatives	$ -	$ (241,738)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
Japan	19.6%
United Kingdom	17.6%
United States of America	10.7%
Switzerland	10.6%
France	9.1%
Germany	7.1%
Netherlands	3.7%
Australia	2.4%
Hong Kong	2.3%
Sweden	2.2%
Canada	2.0%
Spain	1.8%
Italy	1.3%
Denmark	1.1%
Korea (South)	1.0%
Bailiwick of Jersey	1.0%
Others (Individually Less Than 1%)	6.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2015 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $56,949,661)		$ 63,709,382
Foreign currency held at value (cost $4,214)		4,196
Receivable for investments sold		230,107
Receivable for fund shares sold		11,016
Dividends receivable		224,897
Prepaid expenses		227
Other receivables		436
Total assets		64,180,261

Liabilities
Payable for investments purchased	$ 232,362
Payable for fund shares redeemed	3,709
Accrued management fee	36,185
Distribution and service plan fees payable	22
Payable for daily variation margin for derivative instruments	27,360
Other affiliated payables	7,753
Other payables and accrued expenses	39,044
Total liabilities		346,435

Net Assets		$ 63,833,826
Net Assets consist of:
Paid in capital		$ 56,704,773
Undistributed net investment income		761,284
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(140,280)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,508,049
Net Assets		$ 63,833,826

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2015 (Unaudited)
International Multi-Manager:
Net Asset Value, offering price and redemption price per share ($60,873,570 ÷ 5,328,588 shares)	$ 11.42

Class F:
Net Asset Value, offering price and redemption price per share ($2,760,141 ÷ 241,330 shares)	$ 11.44

Class L:
Net Asset Value, offering price and redemption price per share ($100,283 ÷ 8,787 shares)	$ 11.41

Class N:
Net Asset Value, offering price and redemption price per share ($99,832 ÷ 8,762 shares)	$ 11.39

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$ 1,230,472
Interest		13
Income before foreign taxes withheld		1,230,485
Less foreign taxes withheld		(104,879)
Total income		1,125,606

Expenses
Management fee	$ 221,255
Transfer agent fees	29,669
Distribution and service plan fees	133
Accounting fees and expenses	17,514
Custodian fees and expenses	50,553
Independent trustees' compensation	372
Registration fees	27,568
Audit	24,693
Legal	268
Miscellaneous	250
Total expenses before reductions	372,275
Expense reductions	(8,244)	364,031
Net investment income (loss)		761,575
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	333,612
Foreign currency transactions	3,907
Futures contracts	201,919
Total net realized gain (loss)		539,438
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,490,542)
Assets and liabilities in foreign currencies	523
Futures contracts	(344,156)
Total change in net unrealized appreciation (depreciation)		(4,834,175)
Net gain (loss)		(4,294,737)
Net increase (decrease) in net assets resulting from operations		$ (3,533,162)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 761,575	$ 906,412
Net realized gain (loss)	539,438	2,148,427
Change in net unrealized appreciation (depreciation)	(4,834,175)	(2,152,155)
Net increase (decrease) in net assets resulting from operations	(3,533,162)	902,684
Distributions to shareholders from net investment income	-	(1,434,668)
Distributions to shareholders from net realized gain	(536,669)	(2,718,059)
Total distributions	(536,669)	(4,152,727)
Share transactions - net increase (decrease)	1,574,462	(758,476)
Redemption fees	38	14
Total increase (decrease) in net assets	(2,495,331)	(4,008,505)

Net Assets
Beginning of period	66,329,157	70,337,662
End of period (including undistributed net investment income of $761,284 and distributions in excess of net investment income of $291, respectively)	$ 63,833,826	$ 66,329,157

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers International Multi-Manager Fund

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.15	$ 12.80	$ 11.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.14	.17	.27E	.11
Net realized and unrealized gain (loss)	(.77)	(.03)	1.89	1.05
Total from investment operations	(.63)	.14	2.16	1.16
Distributions from net investment income	-	(.27)	(.17)	(.10)
Distributions from net realized gain	(.10)	(.52)	(.23)	(.02)
Total distributions	(.10)	(.79)	(.40)	(.12)
Redemption fees added to paid in capitalD,I	-	-	-	-
Net asset value, end of period	$ 11.42	$ 12.15	$ 12.80	$ 11.04
Total ReturnB, C	(5.26)%	1.25%	19.74%	11.64%
Ratios to Average Net AssetsG
Expenses before reductions	1.11%A	1.14%	1.20%	1.29%A
Expenses net of fee waivers, if any	1.10%A	1.14%	1.18%	1.18%A
Expenses net of all reductions	1.08%A	1.12%	1.17%	1.16%A
Net investment income (loss)	2.25%A	1.38%	2.29%E	1.26%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,874	$ 63,653	$ 68,582	$ 56,164
Portfolio turnover rateH	40% A	41%	46%	42%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.50%.

F For the period May 2, 2012 (commencement of operations) to February 28, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

I Amount represents less than $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers International Multi-Manager Fund Class F

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.16	$ 12.82	$ 11.05	$ 10.69
Income from Investment Operations
Net investment income (loss) D	.14	.18	.29E	.01
Net realized and unrealized gain (loss)	(.76)	(.04)	1.88	.35
Total from investment operations	(.62)	.14	2.17	.36
Distributions from net investment income	-	(.29)	(.17)	-
Distributions from net realized gain	(.10)	(.52)	(.23)	-
Total distributions	(.10)	(.80)J	(.40)	-
Redemption fees added to paid in capitalD,I	-	-	-	-
Net asset value, end of period	$ 11.44	$ 12.16	$ 12.82	$ 11.05
Total ReturnB, C	(5.17)%	1.30%	19.85%	3.37%
Ratios to Average Net AssetsG
Expenses before reductions	1.01%A	1.05%	1.16%	1.25%A
Expenses net of fee waivers, if any	1.01%A	1.05%	1.09%	1.09%A
Expenses net of all reductions	.99%A	1.03%	1.08%	1.07%A
Net investment income (loss)	2.34%A	1.48%	2.38%E	.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,760	$ 2,465	$ 1,547	$ 267
Portfolio turnover rateH	40% A	41%	46%	42%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.59%.

F For the period December 18, 2012 (commencement of operations) to February 28, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

I Amount represents less than $.005 per share.

J Total distributions of $.80 per share is comprised of distributions from net investment income of $.286 and distributions from net realized gain of $.517 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers International Multi-Manager Fund Class L

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.14	$ 12.80	$ 12.62
Income from Investment Operations
Net investment income (loss)D	.14	.17	.11E
Net realized and unrealized gain (loss)	(.77)	(.04)	.45
Total from investment operations	(.63)	.13	.56
Distributions from net investment income	-	(.28)	(.17)
Distributions from net realized gain	(.10)	(.52)	(.21)
Total distributions	(.10)	(.79)J	(.38)
Redemption fees added to paid in capitalD,I	-	-	-
Net asset value, end of period	$ 11.41	$ 12.14	$ 12.80
Total ReturnB, C	(5.27)%	1.21%	4.57%
Ratios to Average Net AssetsG
Expenses before reductions	1.10%A	1.15%	1.33%A
Expenses net of fee waivers, if any	1.10%A	1.15%	1.18%A
Expenses net of all reductions	1.08%A	1.13%	1.17%A
Net investment income (loss)	2.25%A	1.38%	2.88%A, E
Supplemental Data
Net assets, end of period (000 omitted)	$ 100	$ 106	$ 105
Portfolio turnover rateH	40% A	41%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.09%.

F For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

I Amount represents less than $.005 per share.

J Total distributions of $.79 per share is comprised of distributions from net investment income of $.275 and distributions from net realized gain of $.517 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers International Multi-Manager Fund Class N

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.13	$ 12.79	$ 12.62
Income from Investment Operations
Net investment income (loss) D	.12	.14	.10E
Net realized and unrealized gain (loss)	(.76)	(.04)	.45
Total from investment operations	(.64)	.10	.55
Distributions from net investment income	-	(.24)	(.17)
Distributions from net realized gain	(.10)	(.52)	(.21)
Total distributions	(.10)	(.76)	(.38)
Redemption fees added to paid in capitalD,I	-	-	-
Net asset value, end of period	$ 11.39	$ 12.13	$ 12.79
Total ReturnB, C	(5.35)%	.95%	4.45%
Ratios to Average Net AssetsG
Expenses before reductions	1.35%A	1.40%	1.59%A
Expenses net of fee waivers, if any	1.35%A	1.40%	1.43%A
Expenses net of all reductions	1.33%A	1.38%	1.42%A
Net investment income (loss)	2.00%A	1.13%	2.63%A, E
Supplemental Data
Net assets, end of period (000 omitted)	$ 100	$ 105	$ 104
Portfolio turnover rateH	40% A	41%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.84%.

F For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

I Amount represents less than $.005 per share.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended August 31, 2015 (Unaudited)

1. Organization.

Strategic Advisers® International Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund offers International Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

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Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the

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2. Significant Accounting Policies - continued

Investment Valuation - continued

event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

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Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

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2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 10,481,052
Gross unrealized depreciation	(3,853,311)
Net unrealized appreciation (depreciation) on securities	$ 6,627,741

Tax Cost	$ 57,081,641

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

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Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on

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3. Derivative Instruments - continued

Futures Contracts - continued

the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $201,919 and a change in net unrealized appreciation (depreciation) of $(344,156) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $13,065,447 and $11,589,660, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.05% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .65% of the Fund's average net assets.

Sub-Advisers. Causeway Capital Management, LLC, Massachusetts Financial Services Company (MFS), Pyramis Global Advisors, LLC (an affiliate of the investment adviser) and William Blair & Company, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sub-Advisers - continued

Arrowstreet Capital, Limited Partnership and Thompson, Siegel & Walmsley LLC have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 133	$ 133

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets*
International Multi-Manager	$ 29,575.09
Class L	47.09
Class N	47.09
	$ 29,669

* Annualized

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5. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $51 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $6,906 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of class-level operating expenses as follows:

Amount
International Multi-Manager	$ 1,334
Class L	2
Class N	2
1,338

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Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2015	Year ended February 28, 2015
From net investment income
International Multi-Manager	$ -	$ 1,385,396
Class F	-	44,987
Class L	-	2,272
Class N	-	2,013
Total	$ -	$ 1,434,668
From net realized gain
International Multi-Manager	$ 514,262	$ 2,624,206
Class F	20,701	85,289
Class L	854	4,283
Class N	852	4,281
Total	$ 536,669	$ 2,718,059

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended August 31, 2015	Year ended February 28, 2015	Six months ended August 31, 2015	Year ended February 28, 2015
International Multi-Manager
Shares sold	86,893	145,819	$ 1,059,822	$ 1,782,542
Reinvestment of distributions	41,674	335,000	514,262	4,009,602
Shares redeemed	(39,592)	(597,389)	(472,359)	(7,566,740)
Net increase (decrease)	88,975	(116,570)	$ 1,101,725	$ (1,774,596)
Class F
Shares sold	55,123	89,216	$ 673,074	$ 1,094,055
Reinvestment of distributions	1,676	10,927	20,701	130,276
Shares redeemed	(18,209)	(18,073)	(222,744)	(221,060)
Net increase (decrease)	38,590	82,070	$ 471,031	$ 1,003,271
Class L
Reinvestment of distributions	69	549	854	6,555
Net increase (decrease)	69	549	$ 854	$ 6,555
Class N
Reinvestment of distributions	69	526	852	6,294
Net increase (decrease)	69	526	$ 852	$ 6,294

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 94% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers International Multi-Manager Fund

On March 5, 2015, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with Arrowstreet Capital, Limited Partnership (New Sub-Adviser) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the New Sub-Adviser, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the New Sub-Adviser's investment staff, its use of technology, and the New Sub-Adviser's approach to managing and compensating investment personnel. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Semiannual Report

Investment Performance. The Board also considered the historical investment performance of the New Sub-Adviser and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the projected change in the fund's total operating expenses as a result of hiring the New Sub-Adviser. The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.05% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 1.18%, 1.18% and 1.43%, respectively, through April 30, 2016. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 1.09% of the class' average net assets and that sucharrangement may be terminated by Strategic Advisers at any time.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Adviser, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Adviser will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Possible Economies of Scale. The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to shareholders.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Strategic Advisers International Multi-Manager Fund

On June 4, 2015, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the existing sub-advisory agreement (the Current Sub-Advisory Agreement) with William Blair & Company LLC (William Blair) for the fund (the Amended Sub-Advisory Agreement), due to a change in ownership structure of William Blair that results in William Blair Investment Management LLC (WBIM) becoming the named sub-adviser to the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the Current Sub-Advisory Agreement, except with respect to the date of execution and the sub-adviser entity name.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered that it reviewed information regarding the staffing within William Blair, including the backgrounds and compensation of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy in connection with the annual renewal of the Current Sub-Advisory Agreement at its September 2014 Board meeting, as well as the information provided by William Blair in connection with the upcoming renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting.

The Board considered that the Amended Sub-Advisory Agreement will not result in any changes to the nature and quality of the services provided to the fund. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to (i) the portfolio managers and investment professionals who currently provide services to the fund, who will become employees of WBIM; (ii) the management and control structure of William Blair, which is identical to the management and control structure of WBIM; (iii) any terms in the Current Sub-Advisory Agreement, including the fee schedule; and (iv) the investment process and strategies employed in the management of the fund's assets.

Investment Performance. The Board considered that it reviewed historical investment performance of William Blair in managing fund assets in connection with the Board's renewal of the Current Sub-Advisory Agreement as well as the information provided by William Blair regarding its performance in connection with the upcoming renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses.

The Board considered that the Amended Sub-Advisory Agreement would not result in any changes to the amount and nature of fees that are currently paid by Strategic Advisers to William Blair under the Current Sub-Advisory Agreement and that will be paid to WBIM under the Amended Sub-Advisory Agreement pursuant to the identical fee schedule, Strategic Advisers' portion of the fund's management fee, the fund's maximum aggregate annual management fee rate, Strategic Advisers' expense reimbursement arrangements for each class of the fund, or total fund expenses. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviewed information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2014 Board meeting, as well as the information provided by Strategic Advisers in connection with the upcoming renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Possible Economies of Scale. The Board considered that the Amended Sub-Advisory Agreement, like the Current Sub-Advisory Agreement, provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to shareholders. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2014 Board meeting, as well as the information provided by Strategic Advisers in connection with the upcoming renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Arrowstreet Capital,
Limited Partnership

Causeway Capital Management LLC

Massachusetts Financial Services Company

Pyramis Global Advisors, LLC

Thompson, Siegel & Walmsley LLC

William Blair & Company, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

STG-F-SANN-1015
1.951518.102

Strategic Advisers® International Multi-Manager Fund - Class L and Class N

Semiannual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
International Multi-Manager	1.10%
Actual		$ 1,000.00	$ 947.40	$ 5.38
HypotheticalA		$ 1,000.00	$ 1,019.61	$ 5.58
Class F	1.01%
Actual		$ 1,000.00	$ 948.30	$ 4.95
HypotheticalA		$ 1,000.00	$ 1,020.06	$ 5.13
Class L	1.10%
Actual		$ 1,000.00	$ 947.30	$ 5.38
HypotheticalA		$ 1,000.00	$ 1,019.61	$ 5.58
Class N	1.35%
Actual		$ 1,000.00	$ 946.50	$ 6.61
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.85

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Novartis AG	2.0	2.0
Nestle SA	2.0	1.7
KDDI Corp.	1.9	1.8
Roche Holding AG (participation certificate)	1.7	1.7
WisdomTree Europe Hedged Equity ETF	1.5	1.6
Bayer AG	1.3	1.5
Danone SA	1.2	1.2
Reckitt Benckiser Group PLC	1.2	1.1
Vodafone Group PLC	1.0	0.9
Japan Tobacco, Inc.	1.0	0.7
	14.8
Top Five Market Sectors as of August 31, 2015
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.3	21.3
Consumer Staples	13.3	11.2
Consumer Discretionary	11.2	11.7
Health Care	10.5	10.6
Industrials	10.3	10.8
Geographic Diversification (% of fund's net assets)
As of August 31, 2015
Japan 19.6%
United Kingdom 17.6%
United States of America* 10.7%
Switzerland 10.6%
France 9.1%
Germany 7.1%
Netherlands 3.7%
Australia 2.4%
Hong Kong 2.3%
Other 16.9%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities)
As of February 28, 2015
Japan 18.9%
United Kingdom 17.7%
Switzerland 9.7%
United States of America* 9.7%
France 9.4%
Germany 7.4%
Netherlands 3.8%
Australia 2.6%
Hong Kong 2.6%
Other 18.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities)
Asset Allocation (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
Stocks 91.8%	Stocks 92.2%
Europe Stock Funds 1.5%	Europe Stock Funds 1.6%
Short-Term Investments and Net Other Assets (Liabilities) 6.7%	Short-Term Investments and Net Other Assets (Liabilities) 6.2%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.5%
	Shares	Value
CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.9%
Bridgestone Corp.	1,200	$ 40,125
Continental AG	718	152,641
DENSO Corp.	5,000	223,088
GKN PLC	26,456	118,421
Valeo SA	632	79,430
		613,705
Automobiles - 1.7%
Bayerische Motoren Werke AG (BMW)	592	54,620
Fuji Heavy Industries Ltd.	4,800	167,802
Honda Motor Co. Ltd.	5,300	166,707
Hyundai Motor Co.	818	103,056
Isuzu Motors Ltd.	4,300	48,711
Renault SA	643	53,459
Suzuki Motor Corp.	1,800	61,122
Toyota Motor Corp.	7,200	425,565
Yamaha Motor Co. Ltd.	600	11,551
		1,092,593
Distributors - 0.0%
Inchcape PLC	1,181	13,238
Hotels, Restaurants & Leisure - 1.9%
Accor SA	967	45,879
Carnival PLC	4,253	214,816
Compass Group PLC	30,804	489,231
Flight Centre Travel Group Ltd.	1,447	38,111
InterContinental Hotel Group PLC	1,631	61,064
Merlin Entertainments PLC	4,423	26,368
MGM China Holdings Ltd.	13,200	21,835
TUI AG	1,086	19,498
Whitbread PLC	3,454	254,249
Yum! Brands, Inc.	569	45,389
		1,216,440
Household Durables - 1.0%
Barratt Developments PLC	1,738	17,055
Berkeley Group Holdings PLC	548	28,355
Casio Computer Co. Ltd.	1,500	28,770
Nikon Corp.	14,700	187,902
Sony Corp. (a)	3,400	87,672
Steinhoff International Holdings Ltd.	8,868	53,141
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Taylor Wimpey PLC	39,726	$ 122,712
Techtronic Industries Co. Ltd.	25,000	90,483
		616,090
Internet & Catalog Retail - 0.2%
Rakuten, Inc.	3,200	45,627
Vipshop Holdings Ltd. ADR (a)	1,392	25,042
YOOX SpA (a)	472	14,915
Zalando SE (a)	573	18,775
		104,359
Leisure Products - 0.2%
Sankyo Co. Ltd. (Gunma)	1,100	42,332
Yamaha Corp.	2,800	63,981
		106,313
Media - 2.5%
Altice NV:
Class A (a)	1,736	49,529
Class B (a)	800	25,118
Axel Springer Verlag AG	209	12,658
Dentsu, Inc.	700	35,835
Fuji Media Holdings, Inc.	4,400	51,527
Grupo Televisa SA de CV (CPO) sponsored ADR	627	19,161
ITV PLC	60,439	232,045
Naspers Ltd. Class N	367	47,577
Nippon Television Network Corp.	2,800	48,431
ProSiebenSat.1 Media AG	3,025	147,338
Publicis Groupe SA	489	34,855
realestate.com.au Ltd.	635	18,668
RELX NV	35,866	552,793
RELX PLC	3,280	52,597
SKY PLC	3,217	51,488
Telenet Group Holding NV (a)	491	27,681
UBM PLC	1,809	13,671
WPP PLC	9,530	196,178
		1,617,150
Multiline Retail - 0.3%
Dollarama, Inc.	719	41,054
Don Quijote Holdings Co. Ltd.	800	30,993
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Next PLC	760	$ 92,656
Ryohin Keikaku Co. Ltd.	200	44,388
		209,091
Specialty Retail - 0.9%
ABC-MART, Inc.	300	18,165
Esprit Holdings Ltd.	87,650	73,512
Fast Retailing Co. Ltd.	100	40,535
Fielmann AG	216	14,255
H&M Hennes & Mauritz AB (B Shares)	4,319	166,210
Inditex SA	2,472	82,497
Nitori Holdings Co. Ltd.	600	47,623
USS Co. Ltd.	6,300	111,571
		554,368
Textiles, Apparel & Luxury Goods - 0.9%
adidas AG	325	24,333
Burberry Group PLC	2,236	48,413
Christian Dior SA	242	44,916
Compagnie Financiere Richemont SA Series A	2,238	167,218
Global Brands Group Holding Ltd. (a)	148,000	28,072
Hermes International SCA	80	28,426
LVMH Moet Hennessy - Louis Vuitton SA	1,121	186,991
Pandora A/S	393	45,407
		573,776
TOTAL CONSUMER DISCRETIONARY		6,717,123
CONSUMER STAPLES - 12.7%
Beverages - 1.9%
Anheuser-Busch InBev SA NV	1,459	159,131
Asahi Group Holdings	2,200	72,447
Diageo PLC	10,648	282,140
Embotelladoras Arca S.A.B. de CV	2,746	15,704
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	214	19,052
Heineken NV (Bearer)	3,330	263,442
ITO EN Ltd.	1,800	42,508
Pernod Ricard SA	2,517	264,143
SABMiller PLC	1,720	80,605
		1,199,172
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,201	$ 50,894
Distribuidora Internacional de Alimentacion SA	3,534	21,280
Jeronimo Martins SGPS SA	2,067	28,646
Koninklijke Ahold NV	2,452	48,468
Seven & i Holdings Co. Ltd.	1,600	69,576
Sundrug Co. Ltd.	1,500	84,293
Tesco PLC	21,070	61,154
Tsuruha Holdings, Inc.	400	32,463
		396,774
Food Products - 3.7%
Aryzta AG	2,808	144,024
Danone SA	12,438	770,578
M. Dias Branco SA	1,507	26,303
Meiji Holdings Co. Ltd.	400	65,040
Nestle SA	17,265	1,271,859
Toyo Suisan Kaisha Ltd.	2,000	74,878
Viscofan Envolturas Celulosicas SA	221	12,896
		2,365,578
Household Products - 2.0%
Colgate-Palmolive Co.	7,124	447,458
Reckitt Benckiser Group PLC	8,648	757,690
Svenska Cellulosa AB (SCA) (B Shares)	2,000	57,028
		1,262,176
Personal Products - 2.1%
AMOREPACIFIC Corp.	50	16,002
Beiersdorf AG	558	46,198
Kao Corp.	9,000	411,058
Kobayashi Pharmaceutical Co. Ltd.	1,400	108,689
Kose Corp.	1,000	98,779
L'Oreal SA	1,469	251,717
Pola Orbis Holdings, Inc.	300	17,912
Unilever NV (Certificaten Van Aandelen) (Bearer)	3,892	155,970
Unilever PLC	5,339	214,120
		1,320,445
Tobacco - 2.4%
British American Tobacco PLC (United Kingdom)	11,092	587,349
Imperial Tobacco Group PLC	2,923	141,692
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Japan Tobacco, Inc.	17,600	$ 625,493
KT&G Corp.	2,216	207,045
		1,561,579
TOTAL CONSUMER STAPLES		8,105,724
ENERGY - 4.0%
Energy Equipment & Services - 0.5%
Amec Foster Wheeler PLC	1,675	20,729
Technip SA	3,733	203,417
Tecnicas Reunidas SA	1,245	59,956
		284,102
Oil, Gas & Consumable Fuels - 3.5%
Baytex Energy Corp.	9,017	52,158
BG Group PLC	16,451	249,686
Cairn Energy PLC (a)	21,084	49,048
Canadian Natural Resources Ltd.	2,558	57,650
CNOOC Ltd.	155,000	194,287
Enbridge, Inc.	3,518	145,389
Galp Energia SGPS SA Class B	3,902	41,146
Imperial Oil Ltd.	3,990	140,875
INPEX Corp.	12,000	121,634
Lundin Petroleum AB (a)	2,009	26,246
Oil Search Ltd. ADR	9,093	44,003
Reliance Industries Ltd. sponsored GDR (c)	1,823	47,580
Royal Dutch Shell PLC:
Class A (Netherlands)	3,094	81,218
Class A (United Kingdom)	11,451	298,325
Santos Ltd.	12,525	45,726
Statoil ASA	3,359	51,194
Suncor Energy, Inc.	2,400	67,972
Total SA	11,624	535,941
		2,250,078
TOTAL ENERGY		2,534,180
FINANCIALS - 21.3%
Banks - 11.0%
Australia & New Zealand Banking Group Ltd.	4,044	80,380
Banco Bilbao Vizcaya Argentaria SA	7,440	68,826
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Bank of Ireland (a)	234,641	$ 92,635
Bankinter SA	5,606	42,274
Barclays PLC	114,455	454,822
BNP Paribas SA	6,070	383,280
BOC Hong Kong (Holdings) Ltd.	17,500	59,161
CaixaBank SA	34,636	150,026
Chiba Bank Ltd.	7,000	50,964
Chinatrust Financial Holding Co. Ltd.	44,564	26,883
Danske Bank A/S	2,863	88,670
DBS Group Holdings Ltd.	16,400	206,417
DNB ASA	12,497	178,867
Dubai Islamic Bank Pakistan Ltd. (a)	8,303	15,824
First Gulf Bank PJSC	3,378	13,197
Hang Seng Bank Ltd.	2,500	44,484
HDFC Bank Ltd. sponsored ADR	2,451	139,682
HSBC Holdings PLC:
(Hong Kong)	29,200	231,737
(United Kingdom)	65,514	517,801
ING Groep NV (Certificaten Van Aandelen)	33,018	505,916
Intesa Sanpaolo SpA	115,806	421,344
Joyo Bank Ltd.	10,000	53,413
Jyske Bank A/S (Reg.) (a)	872	48,743
Kasikornbank PCL NVDR	6,500	32,736
KBC Groep NV	4,509	299,387
Lloyds Banking Group PLC	453,471	534,497
Mitsubishi UFJ Financial Group, Inc.	66,900	441,284
Nordea Bank AB	11,315	133,920
North Pacific Bank Ltd.	10,100	40,555
Sberbank of Russia:
sponsored ADR	31	150
sponsored ADR	4,767	23,644
Seven Bank Ltd.	7,800	33,141
Shinsei Bank Ltd.	9,000	19,400
Societe Generale Series A	2,223	108,400
Standard Chartered PLC (United Kingdom)	1,142	13,406
Sumitomo Mitsui Financial Group, Inc.	15,000	612,247
Sumitomo Mitsui Trust Holdings, Inc.	10,000	41,279
Svenska Handelsbanken AB (A Shares)	8,050	120,284
Swedbank AB (A Shares)	3,101	70,840
Sydbank A/S	1,180	44,920
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
The Hachijuni Bank Ltd.	7,000	$ 48,235
The Suruga Bank Ltd.	4,000	76,404
The Toronto-Dominion Bank	1,614	64,383
UniCredit SpA	7,208	47,156
Unione di Banche Italiane ScpA	4,040	31,553
United Overseas Bank Ltd.	2,900	39,830
Westpac Banking Corp.	12,653	280,965
		7,033,962
Capital Markets - 2.1%
Azimut Holding SpA	810	17,870
Banca Generali SpA	1,193	35,771
CI Financial Corp.	1,323	31,627
Credit Suisse Group AG	2,453	66,029
Daiwa Securities Group, Inc.	9,000	62,210
Julius Baer Group Ltd.	3,794	184,745
Macquarie Group Ltd.	2,872	155,190
Partners Group Holding AG	316	102,075
Schroders PLC	1,274	55,482
UBS Group AG	30,139	624,512
		1,335,511
Consumer Finance - 0.2%
ACOM Co. Ltd. (a)	4,600	20,725
AEON Financial Service Co. Ltd.	2,600	58,875
Provident Financial PLC	822	37,210
		116,810
Diversified Financial Services - 0.8%
Deutsche Boerse AG	431	38,590
FirstRand Ltd.	10,647	42,483
Fubon Financial Holding Co. Ltd.	21,000	36,130
IG Group Holdings PLC	7,365	81,937
Japan Exchange Group, Inc.	600	18,618
London Stock Exchange Group PLC	1,272	49,187
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,700	17,817
ORIX Corp.	16,900	226,518
		511,280
Insurance - 5.0%
AIA Group Ltd.	79,600	440,108
Amlin PLC	6,076	48,110
AMP Ltd.	14,618	61,897
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Assicurazioni Generali SpA	2,700	$ 49,477
Aviva PLC	47,054	346,439
AXA SA	11,774	296,944
BB Seguridade Participacoes SA	3,600	28,489
Direct Line Insurance Group PLC	2,715	14,711
Euler Hermes SA	432	44,599
Fairfax Financial Holdings Ltd. (sub. vtg.)	541	251,567
Gjensidige Forsikring ASA	811	12,049
Hiscox Ltd.	10,309	142,372
Intact Financial Corp.	420	29,067
Jardine Lloyd Thompson Group PLC	4,294	69,450
MAPFRE SA (Reg.)	5,133	15,149
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	5,500	26,932
Prudential PLC	10,965	236,650
Sampo Oyj (A Shares)	3,384	163,400
Sanlam Ltd.	2,176	10,468
Sony Financial Holdings, Inc.	10,000	187,034
St. James's Place Capital PLC	1,924	27,029
Tokio Marine Holdings, Inc.	2,000	80,062
Zurich Insurance Group AG	2,272	624,497
		3,206,500
Real Estate Investment Trusts - 0.4%
British Land Co. PLC	3,794	47,740
Derwent London PLC	455	25,198
Fibra Uno Administracion SA de CV	1,267	2,722
Nippon Prologis REIT, Inc.	5	9,051
Nomura Real Estate Office Fund, Inc.	5	19,712
Unibail-Rodamco	250	64,874
Westfield Corp. unit	8,658	60,074
		229,371
Real Estate Management & Development - 1.8%
AEON MALL Co. Ltd.	990	16,656
Brookfield Asset Management, Inc.	1,615	50,792
CapitaLand Ltd.	7,000	13,990
Cheung Kong Property Holdings Ltd.	14,076	98,622
China Overseas Land and Investment Ltd.	18,000	52,722
Deutsche Annington Immobilien SE	9,045	296,223
Deutsche Wohnen AG (Bearer)	9,449	248,539
Emaar Properties PJSC	8,383	15,406
Hongkong Land Holdings Ltd.	5,000	34,600
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Hysan Development Co. Ltd.	4,000	$ 16,103
LEG Immobilien AG	1,083	81,278
Lend Lease Group unit	1,596	15,833
Leopalace21 Corp. (a)	3,100	15,070
Mitsui Fudosan Co. Ltd.	2,000	55,417
Sino Land Ltd.	14,000	20,810
Sumitomo Realty & Development Co. Ltd.	2,000	67,533
Sun Hung Kai Properties Ltd.	3,000	38,013
TAG Immobilien AG	4,142	47,363
		1,184,970
TOTAL FINANCIALS		13,618,404
HEALTH CARE - 10.5%
Biotechnology - 0.1%
Actelion Ltd.	500	68,277
Health Care Equipment & Supplies - 0.9%
Ansell Ltd.	1,355	21,340
Essilor International SA	522	62,325
Hoya Corp.	4,400	171,668
Nihon Kohden Corp.	3,800	75,699
Olympus Corp.	1,500	54,497
Sysmex Corp.	300	18,110
Terumo Corp.	6,600	180,016
		583,655
Health Care Providers & Services - 0.2%
Fresenius SE & Co. KGaA	1,238	87,590
Miraca Holdings, Inc.	600	25,665
		113,255
Health Care Technology - 0.0%
M3, Inc.	1,000	23,138
Life Sciences Tools & Services - 0.2%
Eurofins Scientific SA	76	25,487
ICON PLC (a)	489	37,653
Lonza Group AG	355	48,697
		111,837
Pharmaceuticals - 9.1%
Astellas Pharma, Inc.	13,500	199,671
Bayer AG	6,318	857,505
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
GlaxoSmithKline PLC	27,722	$ 566,017
Hikma Pharmaceuticals PLC	1,802	62,908
Novartis AG	13,188	1,286,962
Novo Nordisk A/S Series B	3,706	204,610
Roche Holding AG (participation certificate)	3,937	1,071,748
Sanofi SA	4,622	454,628
Santen Pharmaceutical Co. Ltd.	18,800	294,145
Shionogi & Co. Ltd.	1,000	39,179
Shire PLC	3,202	247,635
Teva Pharmaceutical Industries Ltd.	300	19,553
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,642	234,581
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,005	232,985
		5,772,127
TOTAL HEALTH CARE		6,672,289
INDUSTRIALS - 10.3%
Aerospace & Defense - 0.8%
Cobham PLC	38,012	164,256
Finmeccanica SpA (a)	6,800	92,102
Meggitt PLC	2,671	19,567
Rolls-Royce Group PLC	3,410	38,905
Safran SA	1,573	122,889
Zodiac Aerospace	1,508	45,867
		483,586
Air Freight & Logistics - 0.7%
PostNL NV (a)	18,548	70,080
Yamato Holdings Co. Ltd.	19,600	381,590
		451,670
Airlines - 0.6%
easyJet PLC	3,581	92,482
International Consolidated Airlines Group SA (a)	6,100	50,921
International Consolidated Airlines Group SA CDI (a)	17,450	144,328
Ryanair Holdings PLC sponsored ADR	900	65,655
		353,386
Building Products - 0.5%
ASSA ABLOY AB (B Shares)	3,332	63,798
Compagnie de St. Gobain	1,602	73,642
Daikin Industries Ltd.	1,200	71,296
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Geberit AG (Reg.)	315	$ 100,139
Kingspan Group PLC (Ireland)	777	19,095
		327,970
Commercial Services & Supplies - 0.6%
Babcock International Group PLC	2,309	34,333
Brambles Ltd.	46,747	327,352
Intrum Justitia AB	458	15,721
Secom Co. Ltd.	400	25,583
		402,989
Construction & Engineering - 0.2%
Balfour Beatty PLC	27,117	113,390
Taisei Corp.	4,000	26,993
		140,383
Electrical Equipment - 1.6%
Fuji Electric Co. Ltd.	3,000	11,894
Legrand SA	6,817	393,424
Nidec Corp.	1,400	109,616
OSRAM Licht AG	1,540	81,498
Schneider Electric SA	6,069	383,626
Vestas Wind Systems A/S	996	53,234
		1,033,292
Industrial Conglomerates - 0.6%
Bidvest Group Ltd.	895	21,524
CK Hutchison Holdings Ltd.	14,076	187,618
Siemens AG	1,807	179,115
		388,257
Machinery - 1.9%
Alfa Laval AB	4,737	79,901
Andritz AG	500	23,969
Atlas Copco AB (A Shares)	9,333	235,364
Fanuc Corp.	300	48,585
Glory Ltd.	1,800	46,944
IMI PLC	1,437	22,889
Ishikawajima-Harima Heavy Industries Co. Ltd.	12,000	37,074
Kone Oyj (B Shares)	1,113	44,063
Kubota Corp.	10,000	155,646
Makita Corp.	800	45,163
Minebea Ltd.	2,000	23,870
Mitsubishi Heavy Industries Ltd.	7,000	33,269
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
NGK Insulators Ltd.	3,000	$ 67,417
Sandvik AB	6,234	60,234
Schindler Holding AG (participation certificate)	1,212	185,941
SMC Corp.	200	48,406
Sulzer AG (Reg.)	231	23,574
Tadano Ltd.	2,000	27,133
The Weir Group PLC	908	19,562
		1,229,004
Professional Services - 0.7%
Adecco SA (Reg.)	695	54,606
Capita Group PLC	4,027	76,378
Intertek Group PLC	807	31,404
Michael Page International PLC	13,608	105,869
SEEK Ltd.	2,794	24,536
SGS SA (Reg.)	60	105,891
Temp Holdings Co., Ltd.	600	26,775
		425,459
Road & Rail - 0.7%
Canadian National Railway Co.	475	26,433
East Japan Railway Co.	4,400	406,511
Stagecoach Group PLC	5,906	32,889
		465,833
Trading Companies & Distributors - 1.2%
Ashtead Group PLC	201	2,916
Brenntag AG	3,552	197,620
Bunzl PLC	10,998	293,481
Misumi Group, Inc.	1,200	13,812
Mitsubishi Corp.	4,700	87,317
Rexel SA	1,473	22,604
Wolseley PLC	1,715	110,714
		728,464
Transportation Infrastructure - 0.2%
Abertis Infraestructuras SA	860	14,244
China Merchants Holdings International Co. Ltd.	34,308	114,654
Groupe Eurotunnel SA	1,119	15,150
		144,048
TOTAL INDUSTRIALS		6,574,341
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 8.2%
Communications Equipment - 0.5%
Telefonaktiebolaget LM Ericsson (B Shares)	34,213	$ 333,488
Electronic Equipment & Components - 1.5%
Alps Electric Co. Ltd.	800	25,000
China High Precision Automation Group Ltd. (a)	15,000	0
Halma PLC	11,777	136,442
Hamamatsu Photonics K.K.	600	14,832
Hexagon AB (B Shares)	705	22,717
Hirose Electric Co. Ltd.	1,155	131,682
Hitachi Ltd.	57,000	319,598
Keyence Corp.	200	92,584
Murata Manufacturing Co. Ltd.	700	100,830
OMRON Corp.	1,300	48,712
Spectris PLC	2,085	58,358
TDK Corp.	600	37,226
		987,981
Internet Software & Services - 0.4%
Alibaba Group Holding Ltd. sponsored ADR	789	52,169
JUST EAT Ltd. (a)	2,294	13,873
NetEase, Inc. sponsored ADR	251	27,906
Rocket Internet AG (a)	576	16,214
Tencent Holdings Ltd.	2,700	45,217
United Internet AG	1,405	68,339
		223,718
IT Services - 2.4%
Accenture PLC Class A	1,365	128,679
Amadeus IT Holding SA Class A	8,364	350,179
Capgemini SA	1,684	151,403
Cognizant Technology Solutions Corp. Class A (a)	2,144	134,943
Computershare Ltd.	9,804	69,072
IT Holdings Corp.	600	14,032
Luxoft Holding, Inc. (a)	167	10,202
MasterCard, Inc. Class A	1,048	96,804
Nomura Research Institute Ltd.	10,000	405,017
OBIC Co. Ltd.	2,300	102,433
SCSK Corp.	1,000	36,088
Wirecard AG	319	13,286
		1,512,138
Semiconductors & Semiconductor Equipment - 2.2%
ams AG	183	6,806
Analog Devices, Inc.	5,012	279,970
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ARM Holdings PLC	1,099	$ 15,747
ASM International NV (Netherlands)	1,048	39,532
Dialog Semiconductor PLC (a)	306	14,685
Infineon Technologies AG	15,717	172,030
MediaTek, Inc.	10,000	77,252
NVIDIA Corp.	5,712	128,406
NXP Semiconductors NV (a)	744	62,980
SK Hynix, Inc.	928	28,091
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	19,889	395,393
Texas Instruments, Inc.	2,365	113,142
Xilinx, Inc.	1,287	53,912
		1,387,946
Software - 1.0%
Cadence Design Systems, Inc. (a)	6,650	133,133
Check Point Software Technologies Ltd. (a)	1,015	79,180
Constellation Software, Inc.	42	17,948
Dassault Systemes SA	1,946	135,149
Nintendo Co. Ltd.	200	41,149
Sage Group PLC	2,817	22,283
SAP AG	1,596	107,044
Synopsys, Inc. (a)	757	35,526
Trend Micro, Inc.	2,500	88,808
		660,220
Technology Hardware, Storage & Peripherals - 0.2%
Canon, Inc.	1,100	33,514
Konica Minolta, Inc.	1,600	17,519
Neopost SA	1,491	51,490
Samsung Electronics Co. Ltd.	50	46,040
		148,563
TOTAL INFORMATION TECHNOLOGY		5,254,054
MATERIALS - 5.3%
Chemicals - 4.3%
Air Liquide SA	375	44,963
Akzo Nobel NV	8,058	545,611
Asahi Kasei Corp.	11,000	87,495
BASF AG	475	38,282
Clariant AG (Reg.)	11,126	200,847
Croda International PLC	491	21,789
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Daicel Chemical Industries Ltd.	5,200	$ 68,419
Givaudan SA	135	232,530
HEXPOL AB (B Shares)	1,500	15,034
Incitec Pivot Ltd.	16,313	40,748
Johnson Matthey PLC	667	27,686
JSR Corp.	11,600	181,852
K&S AG	2,340	87,532
Linde AG	2,140	371,977
Nissan Chemical Industries Co. Ltd.	700	16,100
Nitto Denko Corp.	400	26,807
Novozymes A/S Series B	1,026	44,703
Orica Ltd.	10,873	122,721
Shin-Etsu Chemical Co. Ltd.	2,000	109,724
Sumitomo Chemical Co. Ltd.	10,000	49,642
Symrise AG	4,372	263,896
Syngenta AG (Switzerland)	386	129,411
Yara International ASA	1,187	52,991
		2,780,760
Construction Materials - 0.1%
James Hardie Industries PLC CDI	6,835	85,463
Containers & Packaging - 0.1%
Smurfit Kappa Group PLC	1,888	55,857
Metals & Mining - 0.7%
BHP Billiton Ltd.	1,162	21,285
Glencore Xstrata PLC	3,266	7,432
Hitachi Metals Ltd.	2,000	25,292
Iluka Resources Ltd.	11,043	58,391
Randgold Resources Ltd.	489	29,573
Rio Tinto PLC	7,919	289,128
		431,101
Paper & Forest Products - 0.1%
Mondi PLC	2,356	53,434
TOTAL MATERIALS		3,406,615
TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 1.5%
Bezeq The Israel Telecommunication Corp. Ltd.	8,500	15,272
BT Group PLC	28,231	188,334
Deutsche Telekom AG	6,780	115,657
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Elisa Corp. (A Shares)	511	$ 17,031
Hellenic Telecommunications Organization SA	3,796	34,716
HKT Trust/HKT Ltd. unit	27,140	31,412
Iliad SA	97	21,911
Orange SA	4,400	69,587
TDC A/S	20,977	132,743
Telecom Italia SpA (a)	45,324	55,007
Telefonica Deutschland Holding AG	2,759	16,790
Telefonica SA	2,429	34,231
Telenor ASA	2,271	45,325
TeliaSonera AB	6,043	34,105
Telstra Corp. Ltd.	33,676	138,281
		950,402
Wireless Telecommunication Services - 4.2%
China Mobile Ltd.	22,768	273,856
KDDI Corp.	49,200	1,220,843
Mobile TeleSystems OJSC (a)	4,969	17,799
MTN Group Ltd.	2,800	37,369
Philippine Long Distance Telephone Co.	510	27,355
SK Telecom Co. Ltd.	1,213	249,859
SoftBank Corp.	3,400	197,823
Vodafone Group PLC	182,325	627,825
		2,652,729
TOTAL TELECOMMUNICATION SERVICES		3,603,131
UTILITIES - 2.0%
Electric Utilities - 0.8%
Enel SpA	13,651	61,519
Iberdrola SA	8,934	60,703
Red Electrica Corporacion SA	400	31,977
Scottish & Southern Energy PLC	14,016	316,376
Tohoku Electric Power Co., Inc.	1,600	21,932
		492,507
Gas Utilities - 0.3%
APA Group unit	11,563	72,167
China Resource Gas Group Ltd.	24,000	63,329
Tokyo Gas Co. Ltd.	15,000	81,952
		217,448
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.9%
Centrica PLC	29,047	$ 108,401
GDF Suez	19,529	350,303
Suez Environnement SA	2,643	47,706
Veolia Environnement SA	2,361	51,562
		557,972
TOTAL UTILITIES		1,267,927
TOTAL COMMON STOCKS (Cost $50,888,409)		57,753,788
Nonconvertible Preferred Stocks - 1.3%

CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
Volkswagen AG	2,238	425,678
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Ambev SA sponsored ADR	8,189	43,156
Household Products - 0.5%
Henkel AG & Co. KGaA	3,012	315,346
TOTAL CONSUMER STAPLES		358,502
MATERIALS - 0.0%
Metals & Mining - 0.0%
Gerdau SA sponsored ADR	13,341	19,745
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $876,360)		803,925
Equity Funds - 1.5%

Europe Stock Funds - 1.5%
WisdomTree Europe Hedged Equity ETF (Cost $1,001,411)	16,800	968,184
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.09% 10/22/15 to 11/19/15 (d) (Cost $129,992)	$ 130,000	$ 129,996
Money Market Funds - 6.3%
	Shares
SSgA U.S. Treasury Money Market Fund Class N, 0% (a)(b) (Cost $4,053,489)	4,053,489	4,053,489
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $56,949,661)		63,709,382
NET OTHER ASSETS (LIABILITIES) - 0.2%		124,444
NET ASSETS - 100%		$ 63,833,826
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
8 CME Nikkei 225 Index Contracts (United States)	Sept. 2015	$ 752,400	$ (73,432)
22 ICE E-mini MSCI EAFE Index Contracts (United States)	Sept. 2015	1,905,970	(168,306)
TOTAL EQUITY INDEX CONTRACTS		$ 2,658,370	$ (241,738)

The face value of futures purchased as a percentage of net assets is 4.2%
For the period, the average monthly notional amount for futures in the aggregate was $2,509,544.
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $47,580 or 0.1% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $129,996.
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,142,801	$ 4,473,502	$ 2,669,299	$ -
Consumer Staples	8,464,226	2,501,099	5,963,127	-
Energy	2,534,180	1,001,895	1,532,285	-
Financials	13,618,404	7,588,523	6,029,881	-
Health Care	6,672,289	1,739,348	4,932,941	-
Industrials	6,574,341	4,700,332	1,874,009	-
Information Technology	5,254,054	3,243,534	2,010,520	-
Materials	3,426,360	2,391,632	1,034,728	-
Telecommunication Services	3,603,131	524,955	3,078,176	-
Utilities	1,267,927	1,112,481	155,446	-
Equity Funds	968,184	968,184	-	-
U.S. Treasury Obligations	129,996	-	129,996	-
Money Market Funds	4,053,489	4,053,489	-	-
Total Investments in Securities:	$ 63,709,382	$ 34,298,974	$ 29,410,408	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (241,738)	$ (241,738)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 9,902,603
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (241,738)
Total Value of Derivatives	$ -	$ (241,738)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
Japan	19.6%
United Kingdom	17.6%
United States of America	10.7%
Switzerland	10.6%
France	9.1%
Germany	7.1%
Netherlands	3.7%
Australia	2.4%
Hong Kong	2.3%
Sweden	2.2%
Canada	2.0%
Spain	1.8%
Italy	1.3%
Denmark	1.1%
Korea (South)	1.0%
Bailiwick of Jersey	1.0%
Others (Individually Less Than 1%)	6.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2015 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $56,949,661)		$ 63,709,382
Foreign currency held at value (cost $4,214)		4,196
Receivable for investments sold		230,107
Receivable for fund shares sold		11,016
Dividends receivable		224,897
Prepaid expenses		227
Other receivables		436
Total assets		64,180,261

Liabilities
Payable for investments purchased	$ 232,362
Payable for fund shares redeemed	3,709
Accrued management fee	36,185
Distribution and service plan fees payable	22
Payable for daily variation margin for derivative instruments	27,360
Other affiliated payables	7,753
Other payables and accrued expenses	39,044
Total liabilities		346,435

Net Assets		$ 63,833,826
Net Assets consist of:
Paid in capital		$ 56,704,773
Undistributed net investment income		761,284
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(140,280)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,508,049
Net Assets		$ 63,833,826

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2015 (Unaudited)
International Multi-Manager:
Net Asset Value, offering price and redemption price per share ($60,873,570 ÷ 5,328,588 shares)	$ 11.42

Class F:
Net Asset Value, offering price and redemption price per share ($2,760,141 ÷ 241,330 shares)	$ 11.44

Class L:
Net Asset Value, offering price and redemption price per share ($100,283 ÷ 8,787 shares)	$ 11.41

Class N:
Net Asset Value, offering price and redemption price per share ($99,832 ÷ 8,762 shares)	$ 11.39

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$ 1,230,472
Interest		13
Income before foreign taxes withheld		1,230,485
Less foreign taxes withheld		(104,879)
Total income		1,125,606

Expenses
Management fee	$ 221,255
Transfer agent fees	29,669
Distribution and service plan fees	133
Accounting fees and expenses	17,514
Custodian fees and expenses	50,553
Independent trustees' compensation	372
Registration fees	27,568
Audit	24,693
Legal	268
Miscellaneous	250
Total expenses before reductions	372,275
Expense reductions	(8,244)	364,031
Net investment income (loss)		761,575
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	333,612
Foreign currency transactions	3,907
Futures contracts	201,919
Total net realized gain (loss)		539,438
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,490,542)
Assets and liabilities in foreign currencies	523
Futures contracts	(344,156)
Total change in net unrealized appreciation (depreciation)		(4,834,175)
Net gain (loss)		(4,294,737)
Net increase (decrease) in net assets resulting from operations		$ (3,533,162)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 761,575	$ 906,412
Net realized gain (loss)	539,438	2,148,427
Change in net unrealized appreciation (depreciation)	(4,834,175)	(2,152,155)
Net increase (decrease) in net assets resulting from operations	(3,533,162)	902,684
Distributions to shareholders from net investment income	-	(1,434,668)
Distributions to shareholders from net realized gain	(536,669)	(2,718,059)
Total distributions	(536,669)	(4,152,727)
Share transactions - net increase (decrease)	1,574,462	(758,476)
Redemption fees	38	14
Total increase (decrease) in net assets	(2,495,331)	(4,008,505)

Net Assets
Beginning of period	66,329,157	70,337,662
End of period (including undistributed net investment income of $761,284 and distributions in excess of net investment income of $291, respectively)	$ 63,833,826	$ 66,329,157

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers International Multi-Manager Fund

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.15	$ 12.80	$ 11.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.14	.17	.27E	.11
Net realized and unrealized gain (loss)	(.77)	(.03)	1.89	1.05
Total from investment operations	(.63)	.14	2.16	1.16
Distributions from net investment income	-	(.27)	(.17)	(.10)
Distributions from net realized gain	(.10)	(.52)	(.23)	(.02)
Total distributions	(.10)	(.79)	(.40)	(.12)
Redemption fees added to paid in capitalD,I	-	-	-	-
Net asset value, end of period	$ 11.42	$ 12.15	$ 12.80	$ 11.04
Total ReturnB, C	(5.26)%	1.25%	19.74%	11.64%
Ratios to Average Net AssetsG
Expenses before reductions	1.11%A	1.14%	1.20%	1.29%A
Expenses net of fee waivers, if any	1.10%A	1.14%	1.18%	1.18%A
Expenses net of all reductions	1.08%A	1.12%	1.17%	1.16%A
Net investment income (loss)	2.25%A	1.38%	2.29%E	1.26%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,874	$ 63,653	$ 68,582	$ 56,164
Portfolio turnover rateH	40% A	41%	46%	42%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.50%.

F For the period May 2, 2012 (commencement of operations) to February 28, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

I Amount represents less than $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers International Multi-Manager Fund Class F

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.16	$ 12.82	$ 11.05	$ 10.69
Income from Investment Operations
Net investment income (loss) D	.14	.18	.29E	.01
Net realized and unrealized gain (loss)	(.76)	(.04)	1.88	.35
Total from investment operations	(.62)	.14	2.17	.36
Distributions from net investment income	-	(.29)	(.17)	-
Distributions from net realized gain	(.10)	(.52)	(.23)	-
Total distributions	(.10)	(.80)J	(.40)	-
Redemption fees added to paid in capitalD,I	-	-	-	-
Net asset value, end of period	$ 11.44	$ 12.16	$ 12.82	$ 11.05
Total ReturnB, C	(5.17)%	1.30%	19.85%	3.37%
Ratios to Average Net AssetsG
Expenses before reductions	1.01%A	1.05%	1.16%	1.25%A
Expenses net of fee waivers, if any	1.01%A	1.05%	1.09%	1.09%A
Expenses net of all reductions	.99%A	1.03%	1.08%	1.07%A
Net investment income (loss)	2.34%A	1.48%	2.38%E	.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,760	$ 2,465	$ 1,547	$ 267
Portfolio turnover rateH	40% A	41%	46%	42%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.59%.

F For the period December 18, 2012 (commencement of operations) to February 28, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

I Amount represents less than $.005 per share.

J Total distributions of $.80 per share is comprised of distributions from net investment income of $.286 and distributions from net realized gain of $.517 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers International Multi-Manager Fund Class L

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.14	$ 12.80	$ 12.62
Income from Investment Operations
Net investment income (loss)D	.14	.17	.11E
Net realized and unrealized gain (loss)	(.77)	(.04)	.45
Total from investment operations	(.63)	.13	.56
Distributions from net investment income	-	(.28)	(.17)
Distributions from net realized gain	(.10)	(.52)	(.21)
Total distributions	(.10)	(.79)J	(.38)
Redemption fees added to paid in capitalD,I	-	-	-
Net asset value, end of period	$ 11.41	$ 12.14	$ 12.80
Total ReturnB, C	(5.27)%	1.21%	4.57%
Ratios to Average Net AssetsG
Expenses before reductions	1.10%A	1.15%	1.33%A
Expenses net of fee waivers, if any	1.10%A	1.15%	1.18%A
Expenses net of all reductions	1.08%A	1.13%	1.17%A
Net investment income (loss)	2.25%A	1.38%	2.88%A, E
Supplemental Data
Net assets, end of period (000 omitted)	$ 100	$ 106	$ 105
Portfolio turnover rateH	40% A	41%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.09%.

F For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

I Amount represents less than $.005 per share.

J Total distributions of $.79 per share is comprised of distributions from net investment income of $.275 and distributions from net realized gain of $.517 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers International Multi-Manager Fund Class N

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.13	$ 12.79	$ 12.62
Income from Investment Operations
Net investment income (loss) D	.12	.14	.10E
Net realized and unrealized gain (loss)	(.76)	(.04)	.45
Total from investment operations	(.64)	.10	.55
Distributions from net investment income	-	(.24)	(.17)
Distributions from net realized gain	(.10)	(.52)	(.21)
Total distributions	(.10)	(.76)	(.38)
Redemption fees added to paid in capitalD,I	-	-	-
Net asset value, end of period	$ 11.39	$ 12.13	$ 12.79
Total ReturnB, C	(5.35)%	.95%	4.45%
Ratios to Average Net AssetsG
Expenses before reductions	1.35%A	1.40%	1.59%A
Expenses net of fee waivers, if any	1.35%A	1.40%	1.43%A
Expenses net of all reductions	1.33%A	1.38%	1.42%A
Net investment income (loss)	2.00%A	1.13%	2.63%A, E
Supplemental Data
Net assets, end of period (000 omitted)	$ 100	$ 105	$ 104
Portfolio turnover rateH	40% A	41%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.84%.

F For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

I Amount represents less than $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2015 (Unaudited)

1. Organization.

Strategic Advisers® International Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund offers International Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the

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2. Significant Accounting Policies - continued

Investment Valuation - continued

event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

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2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 10,481,052
Gross unrealized depreciation	(3,853,311)
Net unrealized appreciation (depreciation) on securities	$ 6,627,741

Tax Cost	$ 57,081,641

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on

Semiannual Report

3. Derivative Instruments - continued

Futures Contracts - continued

the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $201,919 and a change in net unrealized appreciation (depreciation) of $(344,156) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $13,065,447 and $11,589,660, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.05% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .65% of the Fund's average net assets.

Sub-Advisers. Causeway Capital Management, LLC, Massachusetts Financial Services Company (MFS), Pyramis Global Advisors, LLC (an affiliate of the investment adviser) and William Blair & Company, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sub-Advisers - continued

Arrowstreet Capital, Limited Partnership and Thompson, Siegel & Walmsley LLC have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 133	$ 133

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets*
International Multi-Manager	$ 29,575.09
Class L	47.09
Class N	47.09
	$ 29,669

* Annualized

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5. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $51 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $6,906 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of class-level operating expenses as follows:

Amount
International Multi-Manager	$ 1,334
Class L	2
Class N	2
1,338

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2015	Year ended February 28, 2015
From net investment income
International Multi-Manager	$ -	$ 1,385,396
Class F	-	44,987
Class L	-	2,272
Class N	-	2,013
Total	$ -	$ 1,434,668
From net realized gain
International Multi-Manager	$ 514,262	$ 2,624,206
Class F	20,701	85,289
Class L	854	4,283
Class N	852	4,281
Total	$ 536,669	$ 2,718,059

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended August 31, 2015	Year ended February 28, 2015	Six months ended August 31, 2015	Year ended February 28, 2015
International Multi-Manager
Shares sold	86,893	145,819	$ 1,059,822	$ 1,782,542
Reinvestment of distributions	41,674	335,000	514,262	4,009,602
Shares redeemed	(39,592)	(597,389)	(472,359)	(7,566,740)
Net increase (decrease)	88,975	(116,570)	$ 1,101,725	$ (1,774,596)
Class F
Shares sold	55,123	89,216	$ 673,074	$ 1,094,055
Reinvestment of distributions	1,676	10,927	20,701	130,276
Shares redeemed	(18,209)	(18,073)	(222,744)	(221,060)
Net increase (decrease)	38,590	82,070	$ 471,031	$ 1,003,271
Class L
Reinvestment of distributions	69	549	854	6,555
Net increase (decrease)	69	549	$ 854	$ 6,555
Class N
Reinvestment of distributions	69	526	852	6,294
Net increase (decrease)	69	526	$ 852	$ 6,294

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 94% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers International Multi-Manager Fund

On March 5, 2015, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with Arrowstreet Capital, Limited Partnership (New Sub-Adviser) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the New Sub-Adviser, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the New Sub-Adviser's investment staff, its use of technology, and the New Sub-Adviser's approach to managing and compensating investment personnel. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Semiannual Report

Investment Performance. The Board also considered the historical investment performance of the New Sub-Adviser and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the projected change in the fund's total operating expenses as a result of hiring the New Sub-Adviser. The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.05% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 1.18%, 1.18% and 1.43%, respectively, through April 30, 2016. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 1.09% of the class' average net assets and that sucharrangement may be terminated by Strategic Advisers at any time.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Adviser, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Adviser will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Possible Economies of Scale. The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to shareholders.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Strategic Advisers International Multi-Manager Fund

On June 4, 2015, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the existing sub-advisory agreement (the Current Sub-Advisory Agreement) with William Blair & Company LLC (William Blair) for the fund (the Amended Sub-Advisory Agreement), due to a change in ownership structure of William Blair that results in William Blair Investment Management LLC (WBIM) becoming the named sub-adviser to the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the Current Sub-Advisory Agreement, except with respect to the date of execution and the sub-adviser entity name.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered that it reviewed information regarding the staffing within William Blair, including the backgrounds and compensation of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy in connection with the annual renewal of the Current Sub-Advisory Agreement at its September 2014 Board meeting, as well as the information provided by William Blair in connection with the upcoming renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting.

The Board considered that the Amended Sub-Advisory Agreement will not result in any changes to the nature and quality of the services provided to the fund. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to (i) the portfolio managers and investment professionals who currently provide services to the fund, who will become employees of WBIM; (ii) the management and control structure of William Blair, which is identical to the management and control structure of WBIM; (iii) any terms in the Current Sub-Advisory Agreement, including the fee schedule; and (iv) the investment process and strategies employed in the management of the fund's assets.

Investment Performance. The Board considered that it reviewed historical investment performance of William Blair in managing fund assets in connection with the Board's renewal of the Current Sub-Advisory Agreement as well as the information provided by William Blair regarding its performance in connection with the upcoming renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses.

The Board considered that the Amended Sub-Advisory Agreement would not result in any changes to the amount and nature of fees that are currently paid by Strategic Advisers to William Blair under the Current Sub-Advisory Agreement and that will be paid to WBIM under the Amended Sub-Advisory Agreement pursuant to the identical fee schedule, Strategic Advisers' portion of the fund's management fee, the fund's maximum aggregate annual management fee rate, Strategic Advisers' expense reimbursement arrangements for each class of the fund, or total fund expenses. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviewed information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2014 Board meeting, as well as the information provided by Strategic Advisers in connection with the upcoming renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Possible Economies of Scale. The Board considered that the Amended Sub-Advisory Agreement, like the Current Sub-Advisory Agreement, provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to shareholders. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2014 Board meeting, as well as the information provided by Strategic Advisers in connection with the upcoming renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Arrowstreet Capital,
Limited Partnership

Causeway Capital Management LLC

Massachusetts Financial Services
Company

Pyramis Global Advisors, LLC

Thompson, Siegel & Walmsley LLC

William Blair & Company, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

STG-L-STG-N-SANN-1015
1.9585953.101
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers®
Small-Mid Cap Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2015

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
Actual	.43%	$ 1,000.00	$ 953.90	$ 2.11
HypotheticalA		$ 1,000.00	$ 1,022.97	$ 2.19

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Meridian Growth Fund Legacy Class	6.2	5.7
Champlain Small Company Fund Advisor Class	4.7	4.5
AB Discovery Growth Fund Class A	4.4	2.2
FMI Common Stock Fund	4.3	4.1
Fidelity Advisor Stock Selector Mid Cap Fund	4.2	4.7
Goldman Sachs Small Cap Value Fund Institutional Class	4.1	4.3
Vulcan Value Partners Small Cap Fund	3.4	3.1
Fidelity SAI Small-Mid Cap 500 Index Fund	2.0	0.0
ASTON/TAMRO Small Cap Fund Class N	1.9	2.1
Fidelity Small Cap Value Fund	1.6	1.3
	36.8
Top Five Market Sectors as of August 31, 2015
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	12.9	11.3
Information Technology	11.8	10.2
Industrials	9.1	8.1
Consumer Discretionary	8.4	6.7
Health Care	8.2	6.4
Asset Allocation (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
Common Stocks 58.1%	Common Stocks 50.1%
Mid-Cap Blend Funds 6.3%	Mid-Cap Blend Funds 9.1%
Mid-Cap Growth Funds 8.6%	Mid-Cap Growth Funds 6.9%
Small Blend Funds 7.5%	Small Blend Funds 8.7%
Small Growth Funds 12.8%	Small Growth Funds 15.3%
Small Value Funds 1.6%	Small Value Funds 3.0%
Sector Funds 0.7%	Sector Funds 0.8%
Short-Term Investments and Net Other Assets (Liabilities) 4.4%	Short-Term Investments and Net Other Assets (Liabilities) 6.1%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 58.1%
	Shares	Value
CONSUMER DISCRETIONARY - 8.4%
Auto Components - 0.8%
BorgWarner, Inc.	96,838	$ 4,226,010
Cooper Tire & Rubber Co.	80,831	3,120,077
Dana Holding Corp.	689,002	12,085,095
Delphi Automotive PLC	18,549	1,400,820
Gentex Corp.	594,868	9,220,454
Tenneco, Inc. (a)	32,322	1,520,750
The Goodyear Tire & Rubber Co.	96,575	2,875,038
Tower International, Inc. (a)	182,495	4,462,003
Visteon Corp. (a)	161,525	16,097,582
		55,007,829
Automobiles - 0.2%
General Motors Co.	21,498	632,901
Harley-Davidson, Inc.	275,712	15,453,658
		16,086,559
Distributors - 0.3%
LKQ Corp. (a)	653,259	19,591,237
Pool Corp.	79,249	5,522,070
		25,113,307
Diversified Consumer Services - 0.4%
H&R Block, Inc.	329,962	11,225,307
Houghton Mifflin Harcourt Co. (a)	2,486	56,134
LifeLock, Inc. (a)	386,442	3,265,435
ServiceMaster Global Holdings, Inc. (a)	433,630	15,255,103
		29,801,979
Hotels, Restaurants & Leisure - 1.8%
BJ's Restaurants, Inc. (a)	95,374	4,100,128
Bravo Brio Restaurant Group, Inc. (a)	167,559	2,136,377
Brinker International, Inc.	78,693	4,180,959
Carrols Restaurant Group, Inc. (a)	283,893	3,591,246
Choice Hotels International, Inc.	60,715	3,096,465
Domino's Pizza, Inc.	47,904	5,074,950
Dunkin' Brands Group, Inc.	93,981	4,714,087
El Pollo Loco Holdings, Inc. (a)	221,337	2,879,594
Fiesta Restaurant Group, Inc. (a)	74,290	3,836,336
Galaxy Entertainment Group Ltd.	318,289	1,020,572
Hyatt Hotels Corp. Class A (a)	247,608	12,684,958
Jack in the Box, Inc.	71,261	5,571,185
La Quinta Holdings, Inc. (a)	290,450	5,474,983
MGM Mirage, Inc. (a)	680,500	13,902,615
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Noodles & Co. (a)	158,592	$ 1,890,417
Papa John's International, Inc.	80,810	5,434,473
Penn National Gaming, Inc. (a)	280,193	5,088,305
Popeyes Louisiana Kitchen, Inc. (a)	88,780	4,937,944
Six Flags Entertainment Corp.	171,000	7,689,870
Starwood Hotels & Resorts Worldwide, Inc.	84,862	6,065,087
Texas Roadhouse, Inc. Class A	137,372	4,944,018
The Cheesecake Factory, Inc.	179,911	9,763,770
Vail Resorts, Inc.	47,505	5,126,265
Wendy's Co.	520,570	4,742,393
		127,946,997
Household Durables - 0.5%
Beazer Homes U.S.A., Inc. (a)	97,221	1,623,591
D.R. Horton, Inc.	259,050	7,867,349
Dixie Group, Inc. (a)	222,716	2,224,933
Harman International Industries, Inc.	6,879	672,353
Helen of Troy Ltd. (a)	34,919	2,973,004
iRobot Corp. (a)	322,821	9,458,655
Standard Pacific Corp. (a)	535,399	4,524,122
Toll Brothers, Inc. (a)	196,650	7,270,151
WCI Communities, Inc. (a)	63,388	1,579,629
		38,193,787
Internet & Catalog Retail - 0.3%
1-800-FLOWERS.com, Inc. Class A (a)	142,492	1,195,508
Groupon, Inc. Class A (a)	1,163,450	5,235,525
Overstock.com, Inc. (a)	68,178	1,339,698
Shutterfly, Inc. (a)	271,038	10,532,537
		18,303,268
Leisure Products - 0.3%
Brunswick Corp.	232,708	11,567,915
Polaris Industries, Inc.	60,541	7,862,460
		19,430,375
Media - 1.0%
Cablevision Systems Corp. - NY Group Class A	282,165	7,102,093
Crown Media Holdings, Inc. Class A (a)	130,800	699,780
Discovery Communications, Inc. Class A (a)	66,300	1,763,580
Gray Television, Inc. (a)	477,490	5,534,109
IMAX Corp. (a)	327,564	10,269,131
Media General, Inc. (a)	229,026	2,691,056
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
New Media Investment Group, Inc.	343,556	$ 5,125,856
News Corp. Class A	180,335	2,457,966
Scholastic Corp.	40,739	1,760,332
Sinclair Broadcast Group, Inc. Class A	352,340	9,435,665
Tegna, Inc.	343,891	8,181,167
Tribune Media Co. Class A	400,844	16,009,709
		71,030,444
Multiline Retail - 0.0%
Tuesday Morning Corp. (a)	323,082	2,562,040
Specialty Retail - 2.1%
Aarons, Inc. Class A	112,034	4,218,080
American Eagle Outfitters, Inc.	1,094,066	18,621,003
Cabela's, Inc. Class A (a)	34,787	1,564,371
CarMax, Inc. (a)	74,367	4,536,387
CST Brands, Inc.	606,115	21,044,313
Destination Maternity Corp.	187,706	2,130,463
Destination XL Group, Inc. (a)	587,917	3,556,898
DSW, Inc. Class A	227,013	6,740,016
Express, Inc. (a)	134,800	2,749,920
Five Below, Inc. (a)	100,672	3,892,986
Foot Locker, Inc.	98,325	6,960,427
Group 1 Automotive, Inc.	109,896	9,604,910
Lithia Motors, Inc. Class A (sub. vtg.)	94,283	10,050,568
New York & Co., Inc. (a)	134,800	354,524
Office Depot, Inc. (a)	248,127	1,967,647
Outerwall, Inc.	59,529	3,666,986
Rent-A-Center, Inc.	52,454	1,410,488
Restoration Hardware Holdings, Inc. (a)	149,406	13,817,067
Ross Stores, Inc.	42,000	2,042,040
Select Comfort Corp. (a)	67,700	1,648,495
Staples, Inc.	281,292	3,997,159
The Children's Place Retail Stores, Inc.	55,885	3,348,629
The Men's Wearhouse, Inc.	68,793	3,883,365
Tile Shop Holdings, Inc. (a)	129,455	1,540,515
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	46,840	7,404,936
Vitamin Shoppe, Inc. (a)	107,253	3,839,657
Williams-Sonoma, Inc.	66,174	5,031,209
		149,623,059
Textiles, Apparel & Luxury Goods - 0.7%
Carter's, Inc.	110,006	10,814,690
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Crocs, Inc. (a)	115,400	$ 1,699,842
G-III Apparel Group Ltd. (a)	125,570	8,705,768
Oxford Industries, Inc.	50,933	4,286,521
PVH Corp.	155,665	18,521,022
Steven Madden Ltd. (a)	137,697	5,626,299
		49,654,142
TOTAL CONSUMER DISCRETIONARY		602,753,786
CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 0.2%
Fresh Market, Inc. (a)	269,326	5,798,589
PriceSmart, Inc.	5,037	428,195
Smart & Final Stores, Inc.	294,322	4,797,449
Sprouts Farmers Market LLC (a)	129,627	2,640,502
		13,664,735
Food Products - 0.6%
B&G Foods, Inc. Class A	123,151	3,742,559
Blue Buffalo Pet Products, Inc. (a)	146,980	3,755,339
Cal-Maine Foods, Inc.	110,246	5,856,268
Ingredion, Inc.	39,350	3,397,479
Lancaster Colony Corp.	55,780	5,289,617
Pilgrim's Pride Corp.	311,950	6,543,151
Pinnacle Foods, Inc.	293,600	13,165,024
		41,749,437
Household Products - 0.2%
Energizer Holdings, Inc.	30,115	1,257,602
Spectrum Brands Holdings, Inc.	112,740	11,080,087
		12,337,689
Personal Products - 0.0%
Edgewell Personal Care Co. (a)	30,115	2,651,927
Elizabeth Arden, Inc. (a)	97,400	1,074,322
Nu Skin Enterprises, Inc. Class A	14,864	678,988
		4,405,237
TOTAL CONSUMER STAPLES		72,157,098
Common Stocks - continued
	Shares	Value
ENERGY - 1.9%
Energy Equipment & Services - 0.5%
Atwood Oceanics, Inc.	68,300	$ 1,305,213
Dril-Quip, Inc. (a)	94,567	6,519,449
Forum Energy Technologies, Inc. (a)	163,124	2,564,309
Helmerich & Payne, Inc.	27,408	1,617,346
ION Geophysical Corp. (a)	419,500	218,140
McDermott International, Inc. (a)	172,300	875,284
Oceaneering International, Inc.	117,314	5,140,699
Patterson-UTI Energy, Inc.	187,879	3,058,670
Precision Drilling Corp.	2,596,125	12,510,970
TETRA Technologies, Inc. (a)	299,600	2,303,924
		36,114,004
Oil, Gas & Consumable Fuels - 1.4%
Abraxas Petroleum Corp. (a)	650,805	1,269,070
Carrizo Oil & Gas, Inc. (a)	363,011	13,224,491
Diamondback Energy, Inc.	32,610	2,226,937
Energen Corp.	320,503	16,666,156
Gulfport Energy Corp. (a)	191,460	6,860,012
Laredo Petroleum, Inc. (a)	154,711	1,576,505
Memorial Resource Development Corp. (a)	225,813	4,383,030
Newfield Exploration Co. (a)	490,215	16,329,062
Oasis Petroleum, Inc. (a)	116,644	1,301,747
PBF Energy, Inc. Class A	149,956	4,486,684
Pioneer Natural Resources Co.	41,940	5,161,136
SemGroup Corp. Class A	53,138	2,922,590
Sunoco Logistics Partners, LP	262,572	10,340,085
Synergy Resources Corp. (a)	194,053	2,084,129
Tsakos Energy Navigation Ltd.	348,751	2,619,120
Ultra Petroleum Corp. (a)	186,555	1,589,449
Valero Energy Corp.	47,600	2,824,584
Whiting Petroleum Corp. (a)	89,959	1,738,907
WPX Energy, Inc. (a)	727,195	5,315,795
		102,919,489
TOTAL ENERGY		139,033,493
FINANCIALS - 12.9%
Banks - 3.5%
BankUnited, Inc.	271,457	9,674,727
BOK Financial Corp.	146,410	9,264,825
Cathay General Bancorp	151,375	4,485,241
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
CIT Group, Inc.	248,646	$ 10,801,182
Columbia Banking Systems, Inc.	171,984	5,212,835
Comerica, Inc.	56,900	2,503,600
Cullen/Frost Bankers, Inc.	157,851	10,206,646
CVB Financial Corp.	169,733	2,758,161
East West Bancorp, Inc.	327,584	13,237,669
First Niagara Financial Group, Inc.	317,650	2,938,263
First Republic Bank	223,889	13,502,746
Great Western Bancorp, Inc.	157,803	3,971,902
Hancock Holding Co.	346,228	9,722,082
Home Bancshares, Inc.	129,695	4,943,973
Huntington Bancshares, Inc.	1,431,725	15,620,120
Investors Bancorp, Inc.	1,220,066	14,372,377
PacWest Bancorp	126,043	5,374,474
Pinnacle Financial Partners, Inc.	93,711	4,443,776
PrivateBancorp, Inc.	310,137	11,738,685
Regions Financial Corp.	719,204	6,897,166
SVB Financial Group (a)	294,785	36,871,708
Talmer Bancorp, Inc. Class A	278,612	4,527,445
TCF Financial Corp.	217,200	3,370,944
Texas Capital Bancshares, Inc. (a)	56,140	3,023,700
Umpqua Holdings Corp.	616,138	10,295,666
United Community Bank, Inc.	625,330	12,237,708
Webster Financial Corp.	607,655	21,498,834
		253,496,455
Capital Markets - 2.3%
Affiliated Managers Group, Inc. (a)	22,138	4,127,409
American Capital Ltd. (a)	1,064,425	14,806,152
Ameriprise Financial, Inc.	48,280	5,439,708
Ares Capital Corp.	256,908	4,051,439
E*TRADE Financial Corp. (a)	1,417,584	37,268,283
Invesco Ltd.	275,185	9,386,560
Janus Capital Group, Inc.	265,220	3,946,474
Lazard Ltd. Class A	579,355	28,811,324
Oaktree Capital Group LLC Class A	85,816	4,548,248
Raymond James Financial, Inc.	387,082	20,511,475
SEI Investments Co.	95,470	4,828,873
Stifel Financial Corp. (a)	244,815	11,408,379
T. Rowe Price Group, Inc.	42,957	3,087,749
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Waddell & Reed Financial, Inc. Class A	60,178	$ 2,351,154
WisdomTree Investments, Inc.	483,211	9,060,206
		163,633,433
Consumer Finance - 0.6%
Ally Financial, Inc. (a)	556,175	12,157,986
Discover Financial Services	201,020	10,800,805
PRA Group, Inc. (a)	133,635	7,121,409
Santander Consumer U.S.A. Holdings, Inc. (a)	362,190	8,134,787
SLM Corp. (a)	436,026	3,697,500
		41,912,487
Diversified Financial Services - 0.7%
IntercontinentalExchange Group, Inc.	10,149	2,318,133
Leucadia National Corp.	585,355	12,561,718
MarketAxess Holdings, Inc.	23,812	2,153,081
Voya Financial, Inc.	872,674	37,594,796
		54,627,728
Insurance - 2.1%
Allied World Assur Co. Holdings AG	528,029	21,089,478
American Equity Investment Life Holding Co.	195,158	4,734,533
American Financial Group, Inc.	67,677	4,673,774
AmTrust Financial Services, Inc.	100,103	5,820,989
Aon PLC	49,260	4,602,854
Cincinnati Financial Corp.	113,102	5,918,628
CNO Financial Group, Inc.	589,575	10,547,497
Fidelity & Guaranty Life	79,250	1,954,305
FNF Group	816,246	29,719,517
FNFV Group (a)	268,315	3,882,518
Primerica, Inc.	74,205	3,152,970
Reinsurance Group of America, Inc.	48,721	4,427,764
RenaissanceRe Holdings Ltd.	51,645	5,265,208
Torchmark Corp.	90,308	5,279,406
Unum Group	117,381	3,936,959
White Mountains Insurance Group Ltd.	30,546	21,972,043
XL Group PLC Class A	352,275	13,136,335
		150,114,778
Real Estate Investment Trusts - 2.4%
Altisource Residential Corp. Class B	270,503	4,130,581
American Residential Properties, Inc.	178,834	3,031,236
Ashford Hospitality Trust, Inc.	275,698	2,133,903
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
BioMed Realty Trust, Inc.	1,164,871	$ 21,550,114
Chesapeake Lodging Trust	90,957	2,629,567
Communications Sales & Leasing, Inc.	83,000	1,668,300
Corporate Office Properties Trust (SBI)	199,873	4,203,329
Corrections Corp. of America	143,406	4,213,268
Cousins Properties, Inc.	280,354	2,570,846
DuPont Fabros Technology, Inc.	470,425	12,574,460
Essex Property Trust, Inc.	13,300	2,854,446
Extra Space Storage, Inc.	159,570	11,725,204
Gramercy Property Trust, Inc.	48,721	1,077,221
Hersha Hospitality Trust	149,655	3,657,568
Kite Realty Group Trust	154,311	3,627,852
Liberty Property Trust (SBI)	609,565	18,738,028
Medical Properties Trust, Inc.	506,499	5,910,843
Mid-America Apartment Communities, Inc.	89,128	7,004,570
National Retail Properties, Inc.	133,848	4,651,218
Physicians Realty Trust	516,395	7,487,728
Prologis, Inc.	63,239	2,403,082
Ryman Hospitality Properties, Inc.	310,490	15,906,403
SL Green Realty Corp.	96,215	9,959,215
Sunstone Hotel Investors, Inc.	780,400	10,792,932
Weyerhaeuser Co.	198,016	5,532,567
		170,034,481
Real Estate Management & Development - 1.1%
Alexander & Baldwin, Inc.	585,092	19,793,662
Altisource Portfolio Solutions SA (a)	34,888	938,836
CBRE Group, Inc. (a)	512,860	16,421,777
Howard Hughes Corp. (a)	26,534	3,332,405
Jones Lang LaSalle, Inc.	40,074	5,965,816
Kennedy-Wilson Holdings, Inc.	687,965	16,483,641
Realogy Holdings Corp. (a)	353,658	14,252,417
		77,188,554
Thrifts & Mortgage Finance - 0.2%
EverBank Financial Corp.	505,248	9,993,805
Walker & Dunlop, Inc. (a)	34,667	843,448
Washington Federal, Inc.	222,835	5,056,126
		15,893,379
TOTAL FINANCIALS		926,901,295
Common Stocks - continued
	Shares	Value
HEALTH CARE - 8.2%
Biotechnology - 1.0%
ACADIA Pharmaceuticals, Inc. (a)	99,384	$ 3,640,436
Alnylam Pharmaceuticals, Inc. (a)	45,886	4,722,128
Anacor Pharmaceuticals, Inc. (a)	36,796	4,798,566
Cepheid, Inc. (a)	164,551	8,020,216
Enanta Pharmaceuticals, Inc. (a)	59,540	2,324,442
Exact Sciences Corp. (a)	280,204	6,195,310
Incyte Corp. (a)	58,507	6,797,928
Insys Therapeutics, Inc. (a)	36,858	1,194,936
Ligand Pharmaceuticals, Inc. Class B (a)	107,680	9,900,099
Merrimack Pharmaceuticals, Inc. (a)	283,278	2,858,275
Neurocrine Biosciences, Inc. (a)	112,931	5,237,740
Repligen Corp. (a)	232,864	7,936,005
Seattle Genetics, Inc. (a)	101,797	4,099,365
		67,725,446
Health Care Equipment & Supplies - 2.3%
Abiomed, Inc. (a)	62,997	6,041,412
Accuray, Inc. (a)	299,640	2,064,520
Alere, Inc. (a)	194,770	10,122,197
Analogic Corp.	115,799	9,331,083
Anika Therapeutics, Inc. (a)	266,940	9,452,345
Cryolife, Inc.	162,277	1,587,069
DexCom, Inc. (a)	136,946	12,892,096
Globus Medical, Inc. (a)	661,061	16,143,110
HeartWare International, Inc. (a)	135,531	11,601,454
Hill-Rom Holdings, Inc.	99,983	5,283,102
Hologic, Inc. (a)	376,020	14,593,336
IDEXX Laboratories, Inc. (a)	62,280	4,451,152
NuVasive, Inc. (a)	126,418	6,664,757
Sirona Dental Systems, Inc. (a)	85,113	8,118,078
St. Jude Medical, Inc.	94,564	6,696,077
Steris Corp.	181,761	11,641,792
The Cooper Companies, Inc.	48,055	7,805,093
West Pharmaceutical Services, Inc.	191,584	10,699,966
Zimmer Biomet Holdings, Inc.	73,376	7,598,819
		162,787,458
Health Care Providers & Services - 2.4%
Air Methods Corp. (a)	109,248	4,091,338
BioScrip, Inc. (a)	517,973	1,258,674
Brookdale Senior Living, Inc. (a)	810,615	22,227,063
Capital Senior Living Corp. (a)	118,422	2,467,914
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Centene Corp. (a)	87,710	$ 5,413,461
Chemed Corp.	58,475	7,973,066
Community Health Systems, Inc. (a)	111,072	5,964,566
Envision Healthcare Holdings, Inc. (a)	126,681	5,190,121
ExamWorks Group, Inc. (a)	344,624	12,344,432
Five Star Quality Care, Inc. (a)	384,748	1,300,448
HealthEquity, Inc. (a)	11,431	335,157
HealthSouth Corp.	623,633	26,629,129
Henry Schein, Inc. (a)	56,566	7,738,794
Kindred Healthcare, Inc.	367,850	7,386,428
Laboratory Corp. of America Holdings (a)	51,650	6,084,887
MEDNAX, Inc. (a)	124,923	10,062,548
Premier, Inc. (a)	230,134	8,204,277
Select Medical Holdings Corp.	322,441	4,159,489
Tenet Healthcare Corp. (a)	105,257	5,181,802
Universal Health Services, Inc. Class B	89,460	12,268,544
VCA, Inc. (a)	331,932	18,382,394
		174,664,532
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (a)	278,700	3,837,699
HMS Holdings Corp. (a)	344,260	3,597,517
Omnicell, Inc. (a)	79,151	2,689,551
		10,124,767
Life Sciences Tools & Services - 1.2%
Affymetrix, Inc. (a)	538,764	5,026,668
Bio-Techne Corp.	50,055	4,729,196
Cambrex Corp. (a)	95,500	4,565,855
Charles River Laboratories International, Inc. (a)	201,159	13,857,844
Fluidigm Corp. (a)	49,300	600,967
ICON PLC (a)	94,781	7,298,137
PAREXEL International Corp. (a)	345,937	22,734,980
PerkinElmer, Inc.	283,245	13,788,367
Sequenom, Inc. (a)	2,629,723	5,653,904
VWR Corp.	188,338	4,943,873
Waters Corp. (a)	35,917	4,359,605
		87,559,396
Pharmaceuticals - 1.2%
Akorn, Inc. (a)	104,637	4,163,506
Catalent, Inc. (a)	164,308	5,223,351
DepoMed, Inc. (a)	222,487	5,991,575
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Flamel Technologies SA sponsored ADR (a)	891,107	$ 19,738,020
GW Pharmaceuticals PLC ADR (a)	112,665	11,981,923
Horizon Pharma PLC (a)	425,787	12,441,496
Jazz Pharmaceuticals PLC (a)	80,094	13,521,469
Nektar Therapeutics (a)	349,303	3,859,798
Ocular Therapeutix, Inc. (a)	130,460	2,298,705
Pacira Pharmaceuticals, Inc. (a)	41,544	2,390,857
Perrigo Co. PLC	22,354	4,090,111
		85,700,811
TOTAL HEALTH CARE		588,562,410
INDUSTRIALS - 9.1%
Aerospace & Defense - 0.9%
AeroVironment, Inc. (a)	70,620	1,698,411
BE Aerospace, Inc.	47,002	2,291,348
HEICO Corp. Class A	149,878	6,545,172
Hexcel Corp.	265,391	12,807,770
KEYW Holding Corp. (a)	355,800	2,988,720
Spirit AeroSystems Holdings, Inc. Class A (a)	269,965	13,797,911
Teledyne Technologies, Inc. (a)	110,744	10,842,945
Textron, Inc.	80,900	3,138,920
TransDigm Group, Inc. (a)	44,274	10,175,493
Triumph Group, Inc.	67,677	3,342,567
		67,629,257
Air Freight & Logistics - 0.1%
Forward Air Corp.	103,759	4,671,230
Airlines - 0.4%
Air Canada (a)	710,733	6,066,838
Allegiant Travel Co.	21,623	4,395,091
American Airlines Group, Inc.	100,486	3,916,944
JetBlue Airways Corp. (a)	338,850	7,563,132
Southwest Airlines Co.	62,961	2,310,669
Spirit Airlines, Inc. (a)	75,549	3,871,886
		28,124,560
Building Products - 0.8%
A.O. Smith Corp.	242,121	15,619,226
Armstrong World Industries, Inc. (a)	154,570	8,595,638
Builders FirstSource, Inc. (a)	96,433	1,428,173
Caesarstone Sdot-Yam Ltd.	53,683	2,136,047
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Continental Building Products, Inc. (a)	83,147	$ 1,662,109
Fortune Brands Home & Security, Inc.	175,890	8,416,337
Masonite International Corp. (a)	71,109	4,696,749
Owens Corning	219,543	9,723,559
Ply Gem Holdings, Inc. (a)	73,865	1,004,564
Universal Forest Products, Inc.	63,650	3,822,819
USG Corp. (a)	99,148	3,025,005
		60,130,226
Commercial Services & Supplies - 1.3%
Casella Waste Systems, Inc. Class A (a)	1,652,744	10,180,903
Clean Harbors, Inc. (a)	68,150	3,347,528
Covanta Holding Corp.	202,300	4,005,540
Herman Miller, Inc.	161,342	4,373,982
Interface, Inc.	256,394	6,214,991
KAR Auction Services, Inc.	426,550	15,799,412
Knoll, Inc.	255,510	6,111,799
Pitney Bowes, Inc.	234,342	4,642,315
Ritchie Brothers Auctioneers, Inc.	336,670	9,285,359
Steelcase, Inc. Class A	847,222	14,936,524
The Brink's Co.	364,504	10,446,685
U.S. Ecology, Inc.	34,028	1,700,039
		91,045,077
Construction & Engineering - 0.4%
Fluor Corp.	124,342	5,672,482
KBR, Inc.	1,208,155	21,070,223
Quanta Services, Inc. (a)	200,039	4,848,945
		31,591,650
Electrical Equipment - 0.6%
Acuity Brands, Inc.	45,249	8,817,673
Encore Wire Corp.	261,724	8,498,178
Generac Holdings, Inc. (a)	274,749	8,495,239
Hubbell, Inc. Class B	76,220	7,520,627
Regal Beloit Corp.	131,627	8,775,572
Rockwell Automation, Inc.	32,500	3,634,475
		45,741,764
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	61,691	6,212,284
Machinery - 2.4%
Allison Transmission Holdings, Inc.	1,381,168	39,501,405
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
CLARCOR, Inc.	112,005	$ 6,313,722
Flowserve Corp.	72,832	3,286,908
Greenbrier Companies, Inc.	44,896	1,872,163
Harsco Corp.	193,300	2,234,548
IDEX Corp.	66,014	4,741,786
ITT Corp.	665,533	24,897,590
Lincoln Electric Holdings, Inc.	143,384	8,409,472
Manitowoc Co., Inc.	182,400	3,115,392
Meritor, Inc. (a)	172,300	2,179,595
Middleby Corp. (a)	47,224	5,126,165
Nordson Corp.	40,906	2,721,067
Oshkosh Corp.	253,804	10,672,458
Rexnord Corp. (a)	92,620	1,857,031
SPX Corp.	61,857	3,632,862
Stanley Black & Decker, Inc.	62,255	6,320,128
Terex Corp.	142,527	3,325,155
Trinity Industries, Inc.	442,825	11,951,847
Twin Disc, Inc.	79,445	1,111,436
Valmont Industries, Inc.	15,700	1,668,753
WABCO Holdings, Inc. (a)	54,023	6,229,932
Wabtec Corp.	92,059	8,815,570
Watts Water Technologies, Inc. Class A	16,945	929,433
Woodward, Inc.	99,105	4,519,188
Xylem, Inc.	154,475	5,012,714
		170,446,320
Marine - 0.2%
Danaos Corp. (a)	127,333	749,991
Kirby Corp. (a)	194,926	13,748,131
		14,498,122
Professional Services - 0.6%
CEB, Inc.	62,241	4,457,700
Equifax, Inc.	69,933	6,846,441
Huron Consulting Group, Inc. (a)	98,341	7,118,905
Korn/Ferry International	240,525	8,194,687
On Assignment, Inc. (a)	188,066	6,766,615
TransUnion Holding Co., Inc.	148,290	3,834,779
TrueBlue, Inc. (a)	175,566	4,213,584
		41,432,711
Road & Rail - 0.8%
AMERCO	28,916	10,830,777
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Kansas City Southern	52,792	$ 4,895,930
Knight Transportation, Inc.	209,454	5,697,149
Old Dominion Freight Lines, Inc. (a)	143,496	9,541,049
Ryder System, Inc.	259,031	21,232,771
Swift Transporation Co. (a)	220,402	4,295,635
		56,493,311
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	240,525	10,111,671
Beacon Roofing Supply, Inc. (a)	42,962	1,557,373
CAI International, Inc. (a)	70,267	924,714
H&E Equipment Services, Inc.	111,911	2,317,677
HD Supply Holdings, Inc. (a)	202,767	6,691,311
MSC Industrial Direct Co., Inc. Class A	58,307	3,946,801
United Rentals, Inc. (a)	32,185	2,231,386
Watsco, Inc.	48,078	5,887,632
		33,668,565
TOTAL INDUSTRIALS		651,685,077
INFORMATION TECHNOLOGY - 11.8%
Communications Equipment - 1.1%
Arris Group, Inc. (a)	361,949	9,562,693
Brocade Communications Systems, Inc.	539,050	5,740,883
Ciena Corp. (a)	1,243,612	27,807,164
Finisar Corp. (a)	313,881	4,843,184
Harris Corp.	130,155	9,998,507
Infinera Corp. (a)	396,680	8,655,558
Lumentum Holdings, Inc. (a)	195,947	3,867,994
Radware Ltd. (a)	138,568	2,578,750
Sonus Networks, Inc. (a)	164,800	1,160,192
Viavi Solutions, Inc. (a)	979,737	5,261,188
		79,476,113
Electronic Equipment & Components - 2.5%
Arrow Electronics, Inc. (a)	59,532	3,329,029
Avnet, Inc.	45,603	1,933,567
Belden, Inc.	87,798	4,424,141
CDW Corp.	606,318	24,101,141
Cognex Corp.	232,834	8,279,577
Dolby Laboratories, Inc. Class A	50,400	1,641,024
FEI Co.	98,468	7,432,365
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
FLIR Systems, Inc.	443,172	$ 12,688,014
II-VI, Inc. (a)	146,800	2,479,452
Ingram Micro, Inc. Class A	236,272	6,393,520
IPG Photonics Corp. (a)	179,253	15,132,538
Itron, Inc. (a)	78,600	2,358,000
Keysight Technologies, Inc. (a)	262,828	8,421,009
Maxwell Technologies, Inc. (a)	223,200	1,191,888
Mercury Systems, Inc. (a)	209,700	3,321,648
Methode Electronics, Inc. Class A	191,060	5,076,464
Newport Corp. (a)	211,046	3,229,004
OSI Systems, Inc. (a)	65,317	4,770,754
Rogers Corp. (a)	77,821	4,331,517
ScanSource, Inc. (a)	191,171	7,302,732
SYNNEX Corp.	184,990	14,649,358
Tech Data Corp. (a)	290,954	18,981,839
Trimble Navigation Ltd. (a)	196,048	3,705,307
Universal Display Corp. (a)	234,091	8,623,912
Zebra Technologies Corp. Class A (a)	48,966	4,058,302
		177,856,102
Internet Software & Services - 1.1%
Akamai Technologies, Inc. (a)	72,601	5,177,177
Autobytel, Inc. (a)	135,866	2,398,035
Baidu.com, Inc. sponsored ADR (a)	17,198	2,532,406
Bankrate, Inc. (a)	178,100	1,756,066
Care.com, Inc. (a)	184,880	1,098,187
CoStar Group, Inc. (a)	41,806	7,401,334
Five9, Inc. (a)	676,871	2,660,103
GoDaddy, Inc. (a)	191,368	4,799,509
Google, Inc. Class C	7,862	4,860,682
HomeAway, Inc. (a)	310,459	8,907,069
LogMeIn, Inc. (a)	183,230	11,422,558
Monster Worldwide, Inc. (a)	1,030,763	7,493,647
SciQuest, Inc. (a)	272,960	2,997,101
Stamps.com, Inc. (a)	80,301	6,611,984
TechTarget, Inc. (a)	265,957	2,454,783
Web.com Group, Inc. (a)	83,534	1,798,487
Wix.com Ltd. (a)	82,812	1,635,537
XO Group, Inc. (a)	196,182	2,874,066
		78,878,731
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 1.8%
Acxiom Corp. (a)	244,200	$ 5,118,432
Amdocs Ltd.	233,555	13,361,682
Black Knight Financial Services, Inc. Class A	117,265	3,807,595
Booz Allen Hamilton Holding Corp. Class A	192,592	5,142,206
Convergys Corp.	83,900	1,896,140
CoreLogic, Inc. (a)	684,056	25,959,925
DST Systems, Inc.	30,000	3,072,600
EPAM Systems, Inc. (a)	109,926	7,761,875
Euronet Worldwide, Inc. (a)	335,646	21,639,098
Fidelity National Information Services, Inc.	112,495	7,768,905
Genpact Ltd. (a)	323,565	7,441,995
Heartland Payment Systems, Inc.	56,810	3,384,740
Lionbridge Technologies, Inc. (a)	702,177	3,742,603
MoneyGram International, Inc. (a)	200,800	1,754,992
Neustar, Inc. Class A (a)	145,300	4,061,135
Total System Services, Inc.	201,720	9,244,828
VeriFone Systems, Inc. (a)	64,420	2,012,481
Virtusa Corp. (a)	99,995	5,291,735
		132,462,967
Semiconductors & Semiconductor Equipment - 1.7%
Atmel Corp.	609,296	4,977,948
Cavium, Inc. (a)	131,750	8,961,635
Ceva, Inc. (a)	67,400	1,297,450
Cirrus Logic, Inc. (a)	177,560	5,355,210
Cypress Semiconductor Corp.	206,000	2,060,000
FormFactor, Inc. (a)	237,800	1,581,370
Inphi Corp. (a)	73,584	1,746,884
Integrated Device Technology, Inc. (a)	445,650	8,462,894
M/A-COM Technology Solutions Holdings, Inc. (a)	254,705	7,516,345
Mellanox Technologies Ltd. (a)	348,582	14,096,656
Micron Technology, Inc. (a)	68,178	1,118,801
Microsemi Corp. (a)	134,618	4,275,468
MKS Instruments, Inc.	103,560	3,489,972
Monolithic Power Systems, Inc.	201,161	9,673,832
PMC-Sierra, Inc. (a)	339,812	2,137,417
Power Integrations, Inc.	92,253	3,620,930
Rambus, Inc. (a)	390,700	5,247,101
Rudolph Technologies, Inc. (a)	74,900	955,724
Silicon Laboratories, Inc. (a)	92,286	4,012,595
Skyworks Solutions, Inc.	130,860	11,430,621
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Tower Semiconductor Ltd. (a)	400,595	$ 4,851,205
Ultratech, Inc. (a)	224,550	3,862,260
United Microelectronics Corp. sponsored ADR	2,183,942	3,559,825
Veeco Instruments, Inc. (a)	420,656	9,704,534
		123,996,677
Software - 3.2%
Aspen Technology, Inc. (a)	293,091	11,099,356
Autodesk, Inc. (a)	110,494	5,165,595
AVG Technologies NV (a)	147,049	3,401,243
Barracuda Networks, Inc. (a)	310,265	8,156,867
CA Technologies, Inc.	93,900	2,562,531
Cadence Design Systems, Inc. (a)	452,381	9,056,668
Callidus Software, Inc. (a)	488,428	7,702,510
Check Point Software Technologies Ltd. (a)	23,095	1,801,641
CommVault Systems, Inc. (a)	104,158	3,733,023
Comverse, Inc. (a)	190,970	3,597,875
Covisint Corp. (a)	1,666,807	4,500,379
Datawatch Corp. (a)	138,077	718,000
Electronic Arts, Inc. (a)	314,403	20,797,758
Fair Isaac Corp.	53,059	4,540,259
Fleetmatics Group PLC (a)	74,300	3,325,668
Fortinet, Inc. (a)	138,836	5,850,549
GameLoft SE (a)	244,337	954,156
Gigamon, Inc. (a)	38,300	872,474
Guidewire Software, Inc. (a)	100,987	5,646,183
Infoblox, Inc. (a)	406,928	7,829,295
Interactive Intelligence Group, Inc. (a)	81,367	2,848,659
Manhattan Associates, Inc. (a)	216,441	12,657,470
Mentor Graphics Corp.	460,176	11,890,948
MicroStrategy, Inc. Class A (a)	32,437	6,445,232
Model N, Inc. (a)	85,767	883,400
Nuance Communications, Inc. (a)	266,700	4,392,549
Paycom Software, Inc. (a)	110,460	4,257,128
Proofpoint, Inc. (a)	13,832	779,295
Qlik Technologies, Inc. (a)	161,689	6,121,546
Qualys, Inc. (a)	207,902	6,041,632
Rovi Corp. (a)	244,250	2,703,848
SeaChange International, Inc. (a)	251,717	1,520,371
Silver Spring Networks, Inc. (a)	194,800	2,259,680
SolarWinds, Inc. (a)	102,110	4,058,873
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Solera Holdings, Inc.	141,175	$ 6,800,400
Synchronoss Technologies, Inc. (a)	117,063	4,728,175
Synopsys, Inc. (a)	147,330	6,914,197
Tangoe, Inc. (a)	445,433	3,340,748
Ultimate Software Group, Inc. (a)	67,693	11,926,830
Verint Systems, Inc. (a)	284,442	15,169,292
		227,052,303
Technology Hardware, Storage & Peripherals - 0.4%
Cray, Inc. (a)	169,929	3,600,796
Electronics for Imaging, Inc. (a)	199,207	8,719,290
NCR Corp. (a)	211,845	5,315,191
Quantum Corp. (a)	683,600	799,812
SanDisk Corp.	143,310	7,818,994
Super Micro Computer, Inc. (a)	103,262	2,824,216
		29,078,299
TOTAL INFORMATION TECHNOLOGY		848,801,192
MATERIALS - 3.0%
Chemicals - 1.3%
Albemarle Corp. U.S.	161,290	7,291,921
Ashland, Inc.	45,063	4,730,263
Celanese Corp. Class A	202,325	12,268,988
Chemtura Corp. (a)	240,629	6,545,109
FMC Corp.	81,146	3,433,287
H.B. Fuller Co.	280,490	10,164,958
LSB Industries, Inc. (a)	369,924	8,844,883
Methanex Corp.	77,654	3,177,935
OM Group, Inc.	256,340	8,587,390
PolyOne Corp.	207,460	6,736,226
The Scotts Miracle-Gro Co. Class A	113,894	7,083,068
Tronox Ltd. Class A	150,154	1,208,740
Valspar Corp.	161,814	11,860,966
		91,933,734
Construction Materials - 0.3%
Eagle Materials, Inc.	164,915	13,494,994
Headwaters, Inc. (a)	311,023	6,276,444
Martin Marietta Materials, Inc.	37,158	6,235,112
		26,006,550
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 1.0%
Avery Dennison Corp.	76,400	$ 4,437,312
Berry Plastics Group, Inc. (a)	742,046	21,964,562
Crown Holdings, Inc. (a)	280,780	13,918,265
Graphic Packaging Holding Co.	445,120	6,276,192
WestRock Co.	422,228	25,059,232
		71,655,563
Metals & Mining - 0.4%
Carpenter Technology Corp.	66,117	2,578,563
Cliffs Natural Resources, Inc.	293,500	1,165,195
New Gold, Inc. (a)	534,938	1,232,033
Newmont Mining Corp.	275,460	4,702,102
Nucor Corp.	126,140	5,460,601
Royal Gold, Inc.	33,918	1,632,134
United States Steel Corp.	417,360	6,836,357
Yamana Gold, Inc.	2,656,945	4,988,335
		28,595,320
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	132,303	1,514,869
TOTAL MATERIALS		219,706,036
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.6%
8x8, Inc. (a)	805,980	6,230,225
inContact, Inc. (a)	1,528,180	11,537,759
Level 3 Communications, Inc. (a)	280,835	12,561,750
Vonage Holdings Corp. (a)	1,050,252	5,828,899
Zayo Group Holdings, Inc.	137,960	3,858,741
		40,017,374
Wireless Telecommunication Services - 0.2%
RingCentral, Inc. (a)	166,745	2,869,681
SBA Communications Corp. Class A (a)	79,774	9,429,287
Telephone & Data Systems, Inc.	44,900	1,276,956
U.S. Cellular Corp. (a)	31,500	1,162,980
		14,738,904
TOTAL TELECOMMUNICATION SERVICES		54,756,278
Common Stocks - continued
	Shares	Value
UTILITIES - 1.0%
Electric Utilities - 0.3%
Allete, Inc.	53,211	$ 2,542,422
Great Plains Energy, Inc.	208,353	5,192,157
ITC Holdings Corp.	145,053	4,743,233
UIL Holdings Corp.	140,842	6,412,536
Westar Energy, Inc.	148,491	5,427,346
		24,317,694
Gas Utilities - 0.1%
Atmos Energy Corp.	146,948	8,051,281
Independent Power and Renewable Electricity Producers - 0.4%
Atlantic Power Corp.	546,800	1,288,446
Dynegy, Inc. (a)	679,865	17,506,524
NRG Energy, Inc.	478,085	9,523,453
Ormat Technologies, Inc.	89,000	3,132,800
		31,451,223
Multi-Utilities - 0.2%
Ameren Corp.	195,955	7,895,027
DTE Energy Co.	43,155	3,368,679
		11,263,706
TOTAL UTILITIES		75,083,904
TOTAL COMMON STOCKS (Cost $3,897,952,960)		4,179,440,569
Equity Funds - 37.5%

Mid-Cap Blend Funds - 6.3%
Fidelity SAI Small-Mid Cap Index Fund (c)	15,565,994	147,721,279
FMI Common Stock Fund	11,728,295	307,750,473
TOTAL MID-CAP BLEND FUNDS		455,471,752
Mid-Cap Growth Funds - 8.6%
AB Discovery Growth Fund Class A	34,764,253	317,397,626
Fidelity Advisor Stock Selector Mid Cap Fund (c)	9,146,890	298,188,602
TOTAL MID-CAP GROWTH FUNDS		615,586,228
Sector Funds - 0.7%
Hennessy Small Cap Financial Fund Investor Class	2,204,505	49,755,686
Equity Funds - continued
	Shares	Value
Small Blend Funds - 7.5%
Goldman Sachs Small Cap Value Fund Institutional Class	5,542,710	$ 294,317,884
Vulcan Value Partners Small Cap Fund	13,808,458	240,681,417
TOTAL SMALL BLEND FUNDS		534,999,301
Small Growth Funds - 12.8%
ASTON/TAMRO Small Cap Fund Class N	7,342,820	139,219,858
Champlain Small Company Fund Advisor Class	21,096,801	337,548,815
Meridian Growth Fund Legacy Class	12,619,830	445,353,794
TOTAL SMALL GROWTH FUNDS		922,122,467
Small Value Funds - 1.6%
Fidelity Small Cap Value Fund (c)	6,227,396	117,137,321
TOTAL EQUITY FUNDS (Cost $2,663,796,632)		2,695,072,755
U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.1% 10/22/15 to 11/27/15 (d) (Cost $17,238,845)	$ 17,240,000	17,239,492
Money Market Funds - 8.0%
	Shares
SSgA U.S. Treasury Money Market Fund Class N, 0% (a)(b) (Cost $572,758,260)	572,758,260	572,758,260
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $7,151,746,697)		7,464,511,076
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(271,752,770)
NET ASSETS - 100%		$ 7,192,758,306
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
391 CME E-mini S&P MidCap 400 Index Contracts (United States)	Sept. 2015	$ 55,306,950	$ (4,126,043)
1,357 ICE Russell 2000 Index Contracts (United States)	Sept. 2015	157,072,750	(13,596,094)
TOTAL EQUITY INDEX CONTRACTS		$ 212,379,700	$ (17,722,137)

The face value of futures purchased as a percentage of net assets is 3%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,435,615.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Stock Selector Mid Cap Fund	$ 339,358,581	$ -	$ 20,000,000	$ -	$ 298,188,602
Fidelity SAI Small-Mid Cap 500 Index Fund	-	148,417,572	-	-	147,721,279
Fidelity Small Cap Value Fund	93,903,412	25,000,000	-	-	117,137,321
Spartan Extended Market Index Fund Investor Class	357,772,322	3,746,194	362,317,342	573,296	-
Total	$ 791,034,315	$ 177,163,766	$ 382,317,342	$ 573,296	$ 563,047,202
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 602,753,786	$ 602,753,786	$ -	$ -
Consumer Staples	72,157,098	72,157,098	-	-
Energy	139,033,493	139,033,493	-	-
Financials	926,901,295	926,901,295	-	-
Health Care	588,562,410	588,562,410	-	-
Industrials	651,685,077	651,685,077	-	-
Information Technology	848,801,192	848,801,192	-	-
Materials	219,706,036	219,706,036	-	-
Telecommunication Services	54,756,278	54,756,278	-	-
Utilities	75,083,904	75,083,904	-	-
Equity Funds	2,695,072,755	2,695,072,755	-	-
U.S. Treasury Obligations	17,239,492	-	17,239,492	-
Money Market Funds	572,758,260	572,758,260	-	-
Total Investments in Securities:	$ 7,464,511,076	$ 7,447,271,584	$ 17,239,492	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (17,722,137)	$ (17,722,137)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (17,722,137)
Total Value of Derivatives	$ -	$ (17,722,137)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,615,396,521)	$ 6,901,463,874
Affiliated issuers (cost $536,350,176)	563,047,202
Total Investments (cost $7,151,746,697)		$ 7,464,511,076
Cash		573,933
Receivable for investments sold		28,501,490
Receivable for fund shares sold		4,488,324
Dividends receivable		1,807,352
Prepaid expenses		24,553
Other receivables		42,577
Total assets		7,499,949,305

Liabilities
Payable for investments purchased	$ 299,075,038
Payable for fund shares redeemed	3,653,180
Accrued management fee	1,764,995
Payable for daily variation margin for derivative instruments	1,750,693
Other affiliated payables	838,527
Other payables and accrued expenses	108,566
Total liabilities		307,190,999

Net Assets		$ 7,192,758,306
Net Assets consist of:
Paid in capital		$ 6,616,697,635
Undistributed net investment income		6,367,603
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		274,650,775
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		295,042,293
Net Assets, for 568,573,100 shares outstanding		$ 7,192,758,306
Net Asset Value, offering price and redemption price per share ($7,192,758,306 ÷ 568,573,100 shares)		$ 12.65

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2015 (Unaudited)

Investment Income
Dividends:
Unaffiliated issuers		$ 21,656,392
Affiliated issuers		573,296
Interest		1,858
Total income		22,231,546

Expenses
Management fee	$ 19,282,056
Transfer agent fees	4,292,278
Accounting fees and expenses	586,565
Custodian fees and expenses	44,887
Independent trustees' compensation	39,922
Registration fees	144,633
Audit	41,696
Legal	28,942
Miscellaneous	73,268
Total expenses before reductions	24,534,247
Expense reductions	(9,124,404)	15,409,843
Net investment income (loss)		6,821,703
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	227,218,858
Affiliated issuers	57,597,299
Foreign currency transactions	47,395
Futures contracts	12,392,057
Realized gain distributions from underlying funds:
Affiliated issuers	3,172,898
Total net realized gain (loss)		300,428,507
Change in net unrealized appreciation (depreciation) on: Investment securities	(606,585,257)
Assets and liabilities in foreign currencies	478
Futures contracts	(35,453,576)
Total change in net unrealized appreciation (depreciation)		(642,038,355)
Net gain (loss)		(341,609,848)
Net increase (decrease) in net assets resulting from operations		$ (334,788,145)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,821,703	$ 14,090,445
Net realized gain (loss)	300,428,507	341,069,625
Change in net unrealized appreciation (depreciation)	(642,038,355)	79,506,742
Net increase (decrease) in net assets resulting from operations	(334,788,145)	434,666,812
Distributions to shareholders from net investment income	(1,043,771)	(13,400,507)
Distributions to shareholders from net realized gain	(211,364,273)	(456,903,940)
Total distributions	(212,408,044)	(470,304,447)
Share transactions
Proceeds from sales of shares	973,443,424	2,489,121,288
Reinvestment of distributions	211,957,989	469,233,819
Cost of shares redeemed	(647,779,930)	(1,146,804,276)
Net increase (decrease) in net assets resulting from share transactions	537,621,483	1,811,550,831
Total increase (decrease) in net assets	(9,574,706)	1,775,913,196

Net Assets
Beginning of period	7,202,333,012	5,426,419,816
End of period (including undistributed net investment income of $6,367,603 and undistributed net investment income of $589,671, respectively)	$ 7,192,758,306	$ 7,202,333,012
Other Information Shares
Sold	73,696,877	192,772,792
Issued in reinvestment of distributions	15,631,119	36,670,178
Redeemed	(47,980,121)	(86,606,781)
Net increase (decrease)	41,347,875	142,836,189

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers Small-Mid Cap Fund

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 G	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.66	$ 14.12	$ 12.30	$ 11.45	$ 12.00	$ 9.22
Income from Investment Operations
Net investment income (loss) D	.01	.03	.02	.06	.02	.03
Net realized and unrealized gain (loss)	(.61)	.64	3.33	1.30	(.06)	2.81
Total from investment operations	(.60)	.67	3.35	1.36	(.04)	2.84
Distributions from net investment income	-H	(.03)	(.02)	(.06)	(.02)	(.03)
Distributions from net realized gain	(.41)	(1.11)	(1.51)	(.44)	(.50)	(.03)
Total distributions	(.41)	(1.13)I	(1.53)	(.51)J	(.51)K	(.06)
Net asset value, end of period	$ 12.65	$ 13.66	$ 14.12	$ 12.30	$ 11.45	$ 12.00
Total ReturnB, C	(4.61)%	5.45%	28.21%	12.37%	(.05)%	30.84%
Ratios to Average Net Assets
Expenses before reductions	.68%A	.62%	.70%	.65%	.63%	.40%
Expenses net of fee waivers, if any	.43%A	.37%	.45%	.40%	.38%	.15%
Expenses net of all reductions	.43%A	.37%	.45%	.40%	.37%	.15%
Net investment income (loss)	.19%A	.23%	.14%	.51%	.18%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,192,758	$ 7,202,333	$ 5,426,420	$ 3,004,665	$ 2,676,692	$ 2,873,128
Portfolio turnover rateF	59%A	54%	84%	53%	63%	69%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds. FAmount does not include the portfolio activity of any Underlying Funds. GFor the year ended February 29. HAmount represents less than $.005 per share. ITotal distributions of $1.13 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $1.105 per share. JTotal distributions of $.51 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $.443 per share. KTotal distributions of $.51 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.496 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2015 (Unaudited)

1. Organization.

Strategic Advisers® Small-Mid Cap Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

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Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 687,449,051
Gross unrealized depreciation	(385,128,999)
Net unrealized appreciation (depreciation) on securities	$ 302,320,052

Tax cost	$ 7,162,191,024

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $12,392,057 and a change in net unrealized appreciation (depreciation) of $(35,453,576) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $2,434,763,128 and $1,999,404,906, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.10% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Advisory Research, Inc., Fisher Investments, Invesco Advisers, Inc., Kennedy Capital Management, Inc., Neuberger Berman Management, LLC, Portolan Capital Management, LLC, RS Investment Management Co. LLC, Systematic Financial Management, L.P. and The Boston Company Asset Management, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Pyramis Global Advisors, LLC (Pyramis), an affiliate of the investment adviser, has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Pyramis has not been allocated any portion of the Fund's assets. Pyramis in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

In September 2015, the Board of Trustees approved the appointment of AllianceBernstein L.P. as an additional sub-adviser for the Fund. Subsequent to period end, AllianceBernstein L.P. (AB) was allocated a portion of the Fund's assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .12% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser or Sub-adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions - continued

appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $11,467 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,939 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2018. During the period, this waiver reduced the Fund's management fee by $9,058,700.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,918 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $63,786.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 100% and 12% of the total outstanding shares of Fidelity SAI Small-Mid Cap Index Fund and Fidelity Advisor Stock Selector Mid Cap Fund, respectively.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Small-Mid Cap Fund

On March 5, 2015, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with Portolan Capital Management, LLC (New Sub-Adviser) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the New Sub-Adviser, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the New Sub-Adviser's investment staff, its use of technology, and the New Sub-Adviser's approach to managing and compensating investment personnel. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board also considered the historical investment performance of the New Sub-Adviser and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the projected change in the fund's total operating expenses as a result of hiring the New Sub-Adviser. The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.10% of the fund's average daily net assets and that the Sub- Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its 0.25% portion of the fund's management fee through September 30, 2017.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Adviser, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Adviser will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale. The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to shareholders.

Semiannual Report

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Strategic Advisers Small-Mid Cap Fund

On June 4, 2015, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement (the Current Sub-Advisory Agreement) with Kennedy Capital Management, Inc. (Kennedy) for the fund (the Amended Sub-Advisory Agreement), which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to Kennedy on behalf of the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the Current Sub-Advisory Agreement, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered that it reviewed information regarding the staffing within Kennedy, including the backgrounds and compensation of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy in connection with the annual renewal of the Current Sub-Advisory Agreement at its September 2014 Board meeting, as well as the information provided by Kennedy in connection with the upcoming renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting.

The Board considered that the Amended Sub-Advisory Agreement will not result in any changes to the nature and quality of the services provided to the fund. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance. The Board considered that it reviewed historical investment performance of Kennedy in managing fund assets in connection with the Board's renewal of the Current Sub-Advisory Agreement as well as the information provided by Kennedy regarding its performance in connection with the upcoming renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.

The Board considered that the new fee schedule will lower the amount of fees paid by Strategic Advisers to Kennedy on behalf of the fund. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee or Strategic Advisers' contractual management fee waiver for the fund. The Board also considered that the Amended Sub-Advisory Agreement has the potential to reduce total net fund expenses by the same amount as any resulting decrease in the fund's management fee. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Semiannual Report

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviewed information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2014 Board meeting, as well as the information provided by Strategic Advisers in connection with the upcoming renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Possible Economies of Scale. The Board considered that the Amended Sub-Advisory Agreement, like the Current Sub-Advisory Agreement, provides for breakpoints as the fund's assets grow and noted that the decline in sub-advisory fees pursuant to the new fee schedule will accrue directly to shareholders. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2014 Board meeting, as well as the information provided by Strategic Advisers in connection with the upcoming renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Advisory Research, Inc.

AllianceBernstein L.P.

The Boston Company Asset Management,

LLC

Fisher Investments

Invesco Advisers, Inc.

Kennedy Capital Management, Inc.

Neuberger Berman Management LLC

Portolan Capital Management, LLC

Pyramis Global Advisors, LLC

RS Investment Management Co. LLC

Systematic Financial Management, L.P.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SMC-USAN-1015
1.926368.104

Strategic Advisers®
Small-Mid Cap Multi-Manager Fund

Semiannual Report

August 31, 2015

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
Small-Mid Cap Multi-Manager	1.16%
Actual		$ 1,000.00	$ 953.70	$ 5.70
HypotheticalA		$ 1,000.00	$ 1,019.30	$ 5.89
Class F	1.06%
Actual		$ 1,000.00	$ 954.70	$ 5.21
HypotheticalA		$ 1,000.00	$ 1,019.81	$ 5.38
Class L	1.16%
Actual		$ 1,000.00	$ 953.70	$ 5.70
HypotheticalA		$ 1,000.00	$ 1,019.30	$ 5.89
Class N	1.41%
Actual		$ 1,000.00	$ 953.30	$ 6.92
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 7.15

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
PowerShares S&P SmallCap Financials Portfolio ETF	0.9	0.9
Allison Transmission Holdings, Inc.	0.8	0.7
SVB Financial Group	0.8	0.8
Voya Financial, Inc.	0.8	0.9
E*TRADE Financial Corp.	0.8	0.3
FNF Group	0.6	0.6
Ciena Corp.	0.6	0.5
Euronet Worldwide, Inc.	0.6	0.6
CoreLogic, Inc.	0.6	0.5
HealthSouth Corp.	0.6	0.5
	7.1
Top Five Market Sectors as of August 31, 2015
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.5	19.6
Financials	18.8	18.7
Industrials	14.7	14.8
Health Care	14.0	12.7
Consumer Discretionary	13.8	12.3
Asset Allocation (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
Common Stocks 93.1%	Common Stocks 91.4%
Small Growth Funds 0.0%	Small Growth Funds 1.9%
Sector Funds 0.9%	Sector Funds 0.9%
Short-Term Investments and Net Other Assets (Liabilities) 6.0%	Short-Term Investments and Net Other Assets (Liabilities) 5.8%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Semiannual Report

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.1%
	Shares	Value
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 1.1%
BorgWarner, Inc.	360	$ 15,710
Cooper Tire & Rubber Co.	658	25,399
Dana Holding Corp.	3,564	62,513
Delphi Automotive PLC	151	11,404
Gentex Corp.	3,701	57,366
Tenneco, Inc. (a)	263	12,374
The Goodyear Tire & Rubber Co.	787	23,429
Tower International, Inc. (a)	1,290	31,541
Visteon Corp. (a)	1,228	122,382
		362,118
Automobiles - 0.3%
General Motors Co.	175	5,152
Harley-Davidson, Inc.	1,800	100,890
		106,042
Distributors - 0.6%
LKQ Corp. (a)	4,502	135,015
Pool Corp.	766	53,375
		188,390
Diversified Consumer Services - 0.6%
H&R Block, Inc.	2,232	75,933
Houghton Mifflin Harcourt Co. (a)	19	429
LifeLock, Inc. (a)	2,324	19,638
ServiceMaster Global Holdings, Inc. (a)	3,065	107,827
		203,827
Hotels, Restaurants & Leisure - 3.3%
BJ's Restaurants, Inc. (a)	929	39,938
Bravo Brio Restaurant Group, Inc. (a)	1,364	17,391
Brinker International, Inc.	762	40,485
Carrols Restaurant Group, Inc. (a)	2,311	29,234
Choice Hotels International, Inc.	647	32,997
Domino's Pizza, Inc.	460	48,732
Dunkin' Brands Group, Inc.	919	46,097
El Pollo Loco Holdings, Inc. (a)	1,802	23,444
Fiesta Restaurant Group, Inc. (a)	606	31,294
Galaxy Entertainment Group Ltd.	2,591	8,308
Hyatt Hotels Corp. Class A (a)	1,685	86,323
Jack in the Box, Inc.	690	53,944
La Quinta Holdings, Inc. (a)	3,210	60,509
MGM Mirage, Inc. (a)	4,810	98,268
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Noodles & Co. (a)	1,291	$ 15,389
Papa John's International, Inc.	870	58,508
Penn National Gaming, Inc. (a)	2,740	49,758
Popeyes Louisiana Kitchen, Inc. (a)	810	45,052
Six Flags Entertainment Corp.	1,880	84,544
Starwood Hotels & Resorts Worldwide, Inc.	340	24,300
Texas Roadhouse, Inc. Class A	1,344	48,371
The Cheesecake Factory, Inc.	1,600	86,832
Vail Resorts, Inc.	465	50,178
Wendy's Co.	3,525	32,113
		1,112,009
Household Durables - 0.7%
Beazer Homes U.S.A., Inc. (a)	792	13,226
D.R. Horton, Inc.	1,030	31,281
Dixie Group, Inc. (a)	1,813	18,112
Harman International Industries, Inc.	56	5,473
Helen of Troy Ltd. (a)	210	17,879
iRobot Corp. (a)	1,960	57,428
Standard Pacific Corp. (a)	5,177	43,746
Toll Brothers, Inc. (a)	800	29,576
WCI Communities, Inc. (a)	516	12,859
		229,580
Internet & Catalog Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)	1,161	9,741
Groupon, Inc. Class A (a)	9,472	42,624
Overstock.com, Inc. (a)	555	10,906
Shutterfly, Inc. (a)	1,927	74,883
		138,154
Leisure Products - 0.4%
Brunswick Corp.	2,430	120,795
Polaris Industries, Inc.	245	31,818
		152,613
Media - 1.6%
Cablevision Systems Corp. - NY Group Class A	1,115	28,065
Crown Media Holdings, Inc. Class A (a)	850	4,548
Discovery Communications, Inc. Class A (a)	335	8,911
Gray Television, Inc. (a)	3,375	39,116
IMAX Corp. (a)	3,470	108,785
Media General, Inc. (a)	1,759	20,668
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
New Media Investment Group, Inc.	2,800	$ 41,776
News Corp. Class A	1,468	20,009
Scholastic Corp.	276	11,926
Sinclair Broadcast Group, Inc. Class A	2,714	72,681
Tegna, Inc.	2,455	58,404
Tribune Media Co. Class A	2,725	108,837
		523,726
Multiline Retail - 0.1%
Tuesday Morning Corp. (a)	2,631	20,864
Specialty Retail - 3.4%
Aarons, Inc. Class A	912	34,337
American Eagle Outfitters, Inc.	7,733	131,616
Cabela's, Inc. Class A (a)	160	7,195
CarMax, Inc. (a)	605	36,905
CST Brands, Inc.	4,125	143,220
Destination Maternity Corp.	1,528	17,343
Destination XL Group, Inc. (a)	5,087	30,776
DSW, Inc. Class A	2,041	60,597
Express, Inc. (a)	900	18,360
Five Below, Inc. (a)	982	37,974
Foot Locker, Inc.	695	49,199
Group 1 Automotive, Inc.	932	81,457
Lithia Motors, Inc. Class A (sub. vtg.)	567	60,442
New York & Co., Inc. (a)	900	2,367
Office Depot, Inc. (a)	1,656	13,132
Outerwall, Inc.	358	22,053
Rent-A-Center, Inc.	427	11,482
Restoration Hardware Holdings, Inc. (a)	1,459	134,928
Ross Stores, Inc.	220	10,696
Select Comfort Corp. (a)	450	10,958
Staples, Inc.	2,167	30,793
The Children's Place Retail Stores, Inc.	395	23,668
The Men's Wearhouse, Inc.	560	31,612
Tile Shop Holdings, Inc. (a)	1,055	12,555
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	500	79,045
Vitamin Shoppe, Inc. (a)	645	23,091
Williams-Sonoma, Inc.	369	28,055
		1,143,856
Textiles, Apparel & Luxury Goods - 1.3%
Carter's, Inc.	1,156	113,646
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Crocs, Inc. (a)	770	$ 11,342
G-III Apparel Group Ltd. (a)	1,214	84,167
Oxford Industries, Inc.	415	34,926
PVH Corp.	1,121	133,377
Steven Madden Ltd. (a)	1,331	54,385
		431,843
TOTAL CONSUMER DISCRETIONARY		4,613,022
CONSUMER STAPLES - 1.6%
Food & Staples Retailing - 0.3%
Fresh Market, Inc. (a)	1,661	35,761
PriceSmart, Inc.	41	3,485
Smart & Final Stores, Inc.	2,396	39,055
Sprouts Farmers Market LLC (a)	1,055	21,490
		99,791
Food Products - 1.0%
B&G Foods, Inc. Class A	1,191	36,194
Blue Buffalo Pet Products, Inc. (a)	1,610	41,136
Cal-Maine Foods, Inc.	663	35,219
Ingredion, Inc.	180	15,541
Lancaster Colony Corp.	540	51,208
Pilgrim's Pride Corp.	2,205	46,250
Pinnacle Foods, Inc.	2,785	124,879
		350,427
Household Products - 0.2%
Energizer Holdings, Inc.	145	6,055
Spectrum Brands Holdings, Inc.	678	66,634
		72,689
Personal Products - 0.1%
Edgewell Personal Care Co. (a)	145	12,769
Elizabeth Arden, Inc. (a)	650	7,170
Nu Skin Enterprises, Inc. Class A	121	5,527
		25,466
TOTAL CONSUMER STAPLES		548,373
Common Stocks - continued
	Shares	Value
ENERGY - 3.0%
Energy Equipment & Services - 0.8%
Atwood Oceanics, Inc.	661	$ 12,632
Dril-Quip, Inc. (a)	696	47,982
Forum Energy Technologies, Inc. (a)	981	15,421
Helmerich & Payne, Inc.	135	7,966
ION Geophysical Corp. (a)	2,800	1,456
McDermott International, Inc. (a)	1,150	5,842
Oceaneering International, Inc.	662	29,009
Patterson-UTI Energy, Inc.	1,805	29,385
Precision Drilling Corp.	18,350	88,430
TETRA Technologies, Inc. (a)	2,000	15,380
		253,503
Oil, Gas & Consumable Fuels - 2.2%
Abraxas Petroleum Corp. (a)	4,600	8,970
Carrizo Oil & Gas, Inc. (a)	2,407	87,687
Diamondback Energy, Inc.	360	24,584
Energen Corp.	2,437	126,724
Gulfport Energy Corp. (a)	1,300	46,579
Laredo Petroleum, Inc. (a)	1,488	15,163
Memorial Resource Development Corp. (a)	1,358	26,359
Newfield Exploration Co. (a)	3,465	115,419
Oasis Petroleum, Inc. (a)	1,128	12,588
PBF Energy, Inc. Class A	1,060	31,715
Pioneer Natural Resources Co.	285	35,072
SemGroup Corp. Class A	515	28,325
Sunoco Logistics Partners, LP	1,606	63,244
Synergy Resources Corp. (a)	1,167	12,534
Tsakos Energy Navigation Ltd.	2,465	18,512
Ultra Petroleum Corp. (a)	1,804	15,370
Valero Energy Corp.	240	14,242
Whiting Petroleum Corp. (a)	541	10,458
WPX Energy, Inc. (a)	5,140	37,573
		731,118
TOTAL ENERGY		984,621
FINANCIALS - 18.8%
Banks - 5.1%
BankUnited, Inc.	1,685	60,053
BOK Financial Corp.	990	62,647
Cathay General Bancorp	1,481	43,882
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
CIT Group, Inc.	1,685	$ 73,196
Columbia Banking Systems, Inc.	1,325	40,161
Comerica, Inc.	380	16,720
Cullen/Frost Bankers, Inc.	1,003	64,854
CVB Financial Corp.	1,320	21,450
East West Bancorp, Inc.	1,639	66,232
First Niagara Financial Group, Inc.	2,120	19,610
First Republic Bank	1,190	71,769
Great Western Bancorp, Inc.	949	23,886
Hancock Holding Co.	1,990	55,879
Home Bancshares, Inc.	1,254	47,802
Huntington Bancshares, Inc.	9,960	108,664
Investors Bancorp, Inc.	7,905	93,121
PacWest Bancorp	758	32,321
Pinnacle Financial Partners, Inc.	831	39,406
PrivateBancorp, Inc.	2,035	77,025
Regions Financial Corp.	2,525	24,215
SVB Financial Group (a)	2,115	264,544
Talmer Bancorp, Inc. Class A	2,118	34,418
TCF Financial Corp.	1,450	22,504
Texas Capital Bancshares, Inc. (a)	375	20,198
Umpqua Holdings Corp.	3,827	63,949
United Community Bank, Inc.	4,420	86,499
Webster Financial Corp.	4,295	151,957
		1,686,962
Capital Markets - 3.3%
Affiliated Managers Group, Inc. (a)	215	40,085
American Capital Ltd. (a)	6,545	91,041
Ameriprise Financial, Inc.	215	24,224
Ares Capital Corp.	1,545	24,365
E*TRADE Financial Corp. (a)	9,592	252,174
Invesco Ltd.	1,945	66,344
Janus Capital Group, Inc.	2,594	38,599
Lazard Ltd. Class A	3,626	180,321
Oaktree Capital Group LLC Class A	661	35,033
Raymond James Financial, Inc.	2,375	125,851
SEI Investments Co.	1,040	52,603
Stifel Financial Corp. (a)	1,483	69,108
T. Rowe Price Group, Inc.	180	12,938
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Waddell & Reed Financial, Inc. Class A	280	$ 10,940
WisdomTree Investments, Inc.	4,276	80,175
		1,103,801
Consumer Finance - 1.0%
Ally Financial, Inc. (a)	3,775	82,522
Discover Financial Services	1,365	73,341
PRA Group, Inc. (a)	1,473	78,496
Santander Consumer U.S.A. Holdings, Inc. (a)	2,560	57,498
SLM Corp. (a)	3,390	28,747
		320,604
Diversified Financial Services - 1.2%
IntercontinentalExchange Group, Inc.	78	17,816
Leucadia National Corp.	4,509	96,763
MarketAxess Holdings, Inc.	260	23,509
Voya Financial, Inc.	5,928	255,378
		393,466
Insurance - 3.0%
Allied World Assur Co. Holdings AG	3,735	149,176
American Equity Investment Life Holding Co.	1,887	45,779
American Financial Group, Inc.	407	28,107
AmTrust Financial Services, Inc.	602	35,006
Aon PLC	401	37,469
Cincinnati Financial Corp.	455	23,810
CNO Financial Group, Inc.	4,013	71,793
Fidelity & Guaranty Life	610	15,043
FNF Group	5,953	216,749
FNFV Group (a)	2,160	31,255
Primerica, Inc.	417	17,718
Reinsurance Group of America, Inc.	293	26,628
RenaissanceRe Holdings Ltd.	365	37,212
Torchmark Corp.	425	24,846
Unum Group	500	16,770
White Mountains Insurance Group Ltd.	200	143,862
XL Group PLC Class A	2,490	92,852
		1,014,075
Real Estate Investment Trusts - 3.2%
Altisource Residential Corp. Class B	2,202	33,625
American Residential Properties, Inc.	1,240	21,018
Ashford Hospitality Trust, Inc.	1,658	12,833
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
BioMed Realty Trust, Inc.	7,450	$ 137,825
Chesapeake Lodging Trust	547	15,814
Communications Sales & Leasing, Inc.	550	11,055
Corporate Office Properties Trust (SBI)	1,202	25,278
Corrections Corp. of America	1,368	40,192
Cousins Properties, Inc.	1,686	15,461
DuPont Fabros Technology, Inc.	3,325	88,877
Essex Property Trust, Inc.	65	13,950
Extra Space Storage, Inc.	650	47,762
Gramercy Property Trust, Inc.	293	6,478
Hersha Hospitality Trust	900	21,996
Kite Realty Group Trust	928	21,817
Liberty Property Trust (SBI)	4,170	128,186
Medical Properties Trust, Inc.	3,046	35,547
Mid-America Apartment Communities, Inc.	536	42,124
National Retail Properties, Inc.	530	18,418
Physicians Realty Trust	3,650	52,925
Prologis, Inc.	280	10,640
Ryman Hospitality Properties, Inc.	2,105	107,839
SL Green Realty Corp.	680	70,387
Sunstone Hotel Investors, Inc.	5,516	76,286
Weyerhaeuser Co.	780	21,793
		1,078,126
Real Estate Management & Development - 1.6%
Alexander & Baldwin, Inc.	3,982	134,711
Altisource Portfolio Solutions SA (a)	284	7,642
CBRE Group, Inc. (a)	3,625	116,073
Howard Hughes Corp. (a)	216	27,127
Jones Lang LaSalle, Inc.	241	35,878
Kennedy-Wilson Holdings, Inc.	4,675	112,013
Realogy Holdings Corp. (a)	2,750	110,825
		544,269
Thrifts & Mortgage Finance - 0.4%
EverBank Financial Corp.	4,478	88,575
Walker & Dunlop, Inc. (a)	245	5,961
Washington Federal, Inc.	1,575	35,737
		130,273
TOTAL FINANCIALS		6,271,576
Common Stocks - continued
	Shares	Value
HEALTH CARE - 14.0%
Biotechnology - 2.0%
ACADIA Pharmaceuticals, Inc. (a)	935	$ 34,249
Alnylam Pharmaceuticals, Inc. (a)	449	46,207
Anacor Pharmaceuticals, Inc. (a)	360	46,948
Cepheid, Inc. (a)	1,701	82,907
Enanta Pharmaceuticals, Inc. (a)	577	22,526
Exact Sciences Corp. (a)	2,680	59,255
Incyte Corp. (a)	572	66,461
Insys Therapeutics, Inc. (a)	358	11,606
Ligand Pharmaceuticals, Inc. Class B (a)	1,180	108,489
Merrimack Pharmaceuticals, Inc. (a)	2,306	23,268
Neurocrine Biosciences, Inc. (a)	1,095	50,786
Repligen Corp. (a)	2,369	80,736
Seattle Genetics, Inc. (a)	984	39,626
		673,064
Health Care Equipment & Supplies - 3.8%
Abiomed, Inc. (a)	514	49,293
Accuray, Inc. (a)	2,000	13,780
Alere, Inc. (a)	1,389	72,186
Analogic Corp.	683	55,036
Anika Therapeutics, Inc. (a)	2,173	76,946
Cryolife, Inc.	1,321	12,919
DexCom, Inc. (a)	1,363	128,313
Globus Medical, Inc. (a)	4,505	110,012
HeartWare International, Inc. (a)	1,044	89,366
Hill-Rom Holdings, Inc.	1,099	58,071
Hologic, Inc. (a)	3,225	125,162
IDEXX Laboratories, Inc. (a)	692	49,457
NuVasive, Inc. (a)	1,223	64,477
Sirona Dental Systems, Inc. (a)	722	68,864
St. Jude Medical, Inc.	375	26,554
Steris Corp.	1,372	87,877
The Cooper Companies, Inc.	180	29,236
West Pharmaceutical Services, Inc.	1,815	101,368
Zimmer Biomet Holdings, Inc.	280	28,997
		1,247,914
Health Care Providers & Services - 4.1%
Air Methods Corp. (a)	657	24,605
BioScrip, Inc. (a)	3,115	7,569
Brookdale Senior Living, Inc. (a)	5,575	152,867
Capital Senior Living Corp. (a)	964	20,090
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Centene Corp. (a)	620	$ 38,266
Chemed Corp.	566	77,174
Community Health Systems, Inc. (a)	1,074	57,674
Envision Healthcare Holdings, Inc. (a)	1,237	50,680
ExamWorks Group, Inc. (a)	2,743	98,254
Five Star Quality Care, Inc. (a)	3,132	10,586
HealthEquity, Inc. (a)	1,158	33,953
HealthSouth Corp.	4,457	190,314
Henry Schein, Inc. (a)	225	30,782
Kindred Healthcare, Inc.	2,600	52,208
Laboratory Corp. of America Holdings (a)	365	43,001
MEDNAX, Inc. (a)	962	77,489
Premier, Inc. (a)	2,293	81,745
Select Medical Holdings Corp.	3,118	40,222
Tenet Healthcare Corp. (a)	633	31,163
Universal Health Services, Inc. Class B	790	108,341
VCA, Inc. (a)	2,753	152,461
		1,379,444
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	1,860	25,612
HMS Holdings Corp. (a)	2,405	25,132
Omnicell, Inc. (a)	476	16,174
		66,918
Life Sciences Tools & Services - 1.8%
Affymetrix, Inc. (a)	4,897	45,689
Bio-Techne Corp.	485	45,823
Cambrex Corp. (a)	675	32,272
Charles River Laboratories International, Inc. (a)	1,015	69,923
Fluidigm Corp. (a)	330	4,023
ICON PLC (a)	570	43,890
PAREXEL International Corp. (a)	2,119	139,261
PerkinElmer, Inc.	1,700	82,756
Sequenom, Inc. (a)	21,407	46,025
VWR Corp.	2,067	54,259
Waters Corp. (a)	216	26,218
		590,139
Pharmaceuticals - 2.1%
Akorn, Inc. (a)	806	32,071
Catalent, Inc. (a)	1,591	50,578
DepoMed, Inc. (a)	1,338	36,032
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Flamel Technologies SA sponsored ADR (a)	6,464	$ 143,178
GW Pharmaceuticals PLC ADR (a)	868	92,312
Horizon Pharma PLC (a)	3,873	113,169
Jazz Pharmaceuticals PLC (a)	843	142,315
Nektar Therapeutics (a)	3,418	37,769
Ocular Therapeutix, Inc. (a)	1,062	18,712
Pacira Pharmaceuticals, Inc. (a)	405	23,308
Perrigo Co. PLC	85	15,552
		704,996
TOTAL HEALTH CARE		4,662,475
INDUSTRIALS - 14.7%
Aerospace & Defense - 1.7%
AeroVironment, Inc. (a)	480	11,544
BE Aerospace, Inc.	225	10,969
HEICO Corp. Class A	1,647	71,924
Hexcel Corp.	2,786	134,452
KEYW Holding Corp. (a)	2,375	19,950
Spirit AeroSystems Holdings, Inc. Class A (a)	1,865	95,320
Teledyne Technologies, Inc. (a)	917	89,783
Textron, Inc.	540	20,952
TransDigm Group, Inc. (a)	355	81,590
Triumph Group, Inc.	407	20,102
		556,586
Air Freight & Logistics - 0.1%
Forward Air Corp.	1,003	45,155
Airlines - 0.7%
Air Canada (a)	5,793	49,449
Allegiant Travel Co.	173	35,164
American Airlines Group, Inc.	818	31,886
JetBlue Airways Corp. (a)	2,395	53,456
Southwest Airlines Co.	513	18,827
Spirit Airlines, Inc. (a)	615	31,519
		220,301
Building Products - 1.3%
A.O. Smith Corp.	1,754	113,151
Armstrong World Industries, Inc. (a)	1,045	58,112
Builders FirstSource, Inc. (a)	785	11,626
Caesarstone Sdot-Yam Ltd.	437	17,388
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Continental Building Products, Inc. (a)	677	$ 13,533
Fortune Brands Home & Security, Inc.	1,920	91,872
Masonite International Corp. (a)	695	45,905
Owens Corning	1,105	48,940
Ply Gem Holdings, Inc. (a)	602	8,187
Universal Forest Products, Inc.	265	15,916
USG Corp. (a)	808	24,652
		449,282
Commercial Services & Supplies - 2.3%
Casella Waste Systems, Inc. Class A (a)	13,454	82,877
Clean Harbors, Inc. (a)	455	22,350
Covanta Holding Corp.	1,350	26,730
Herman Miller, Inc.	1,243	33,698
Interface, Inc.	1,975	47,874
KAR Auction Services, Inc.	3,015	111,676
Knoll, Inc.	2,740	65,541
Pitney Bowes, Inc.	2,266	44,889
Ritchie Brothers Auctioneers, Inc.	3,680	101,494
Steelcase, Inc. Class A	7,432	131,026
The Brink's Co.	2,477	70,991
U.S. Ecology, Inc.	277	13,839
		752,985
Construction & Engineering - 0.7%
Fluor Corp.	958	43,704
KBR, Inc.	8,450	147,368
Quanta Services, Inc. (a)	1,203	29,161
		220,233
Electrical Equipment - 1.0%
Acuity Brands, Inc.	438	85,353
Encore Wire Corp.	1,775	57,634
Generac Holdings, Inc. (a)	1,864	57,635
Hubbell, Inc. Class B	587	57,919
Regal Beloit Corp.	922	61,470
Rockwell Automation, Inc.	150	16,775
		336,786
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	371	37,360
Machinery - 3.5%
Allison Transmission Holdings, Inc.	9,632	275,475
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
CLARCOR, Inc.	709	$ 39,966
Flowserve Corp.	438	19,767
Greenbrier Companies, Inc.	270	11,259
Harsco Corp.	1,290	14,912
IDEX Corp.	397	28,517
ITT Corp.	5,027	188,060
Lincoln Electric Holdings, Inc.	570	33,431
Manitowoc Co., Inc.	1,200	20,496
Meritor, Inc. (a)	1,150	14,548
Middleby Corp. (a)	284	30,828
Nordson Corp.	246	16,364
Oshkosh Corp.	1,725	72,536
Rexnord Corp. (a)	557	11,168
SPX Corp.	372	21,848
Stanley Black & Decker, Inc.	440	44,669
Terex Corp.	565	13,181
Trinity Industries, Inc.	3,130	84,479
Twin Disc, Inc.	530	7,415
Valmont Industries, Inc.	105	11,160
WABCO Holdings, Inc. (a)	523	60,312
Wabtec Corp.	795	76,129
Watts Water Technologies, Inc. Class A	138	7,569
Woodward, Inc.	596	27,178
Xylem, Inc.	1,190	38,616
		1,169,883
Marine - 0.3%
Danaos Corp. (a)	850	5,007
Kirby Corp. (a)	1,558	109,886
		114,893
Professional Services - 0.9%
CEB, Inc.	684	48,988
Equifax, Inc.	245	23,986
Huron Consulting Group, Inc. (a)	649	46,981
Korn/Ferry International	1,700	57,919
On Assignment, Inc. (a)	1,131	40,693
TransUnion Holding Co., Inc.	1,620	41,893
TrueBlue, Inc. (a)	1,300	31,200
		291,660
Road & Rail - 1.3%
AMERCO	197	73,788
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Kansas City Southern	200	$ 18,548
Knight Transportation, Inc.	2,026	55,107
Old Dominion Freight Lines, Inc. (a)	1,576	104,788
Ryder System, Inc.	1,887	154,677
Swift Transporation Co. (a)	2,131	41,533
		448,441
Trading Companies & Distributors - 0.8%
AerCap Holdings NV (a)	1,700	71,468
Beacon Roofing Supply, Inc. (a)	331	11,999
CAI International, Inc. (a)	572	7,528
H&E Equipment Services, Inc.	911	18,867
HD Supply Holdings, Inc. (a)	1,589	52,437
MSC Industrial Direct Co., Inc. Class A	275	18,615
United Rentals, Inc. (a)	262	18,164
Watsco, Inc.	465	56,944
		256,022
TOTAL INDUSTRIALS		4,899,587
INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 1.7%
Arris Group, Inc. (a)	3,038	80,264
Brocade Communications Systems, Inc.	2,775	29,554
Ciena Corp. (a)	8,973	200,636
Finisar Corp. (a)	2,323	35,844
Harris Corp.	920	70,674
Infinera Corp. (a)	3,401	74,210
Lumentum Holdings, Inc. (a)	1,442	28,465
Radware Ltd. (a)	1,128	20,992
Sonus Networks, Inc. (a)	1,100	7,744
Viavi Solutions, Inc. (a)	7,210	38,718
		587,101
Electronic Equipment & Components - 3.8%
Arrow Electronics, Inc. (a)	528	29,526
Avnet, Inc.	404	17,130
Belden, Inc.	528	26,606
CDW Corp.	4,122	163,850
Cognex Corp.	1,882	66,924
Dolby Laboratories, Inc. Class A	320	10,419
FEI Co.	752	56,761
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
FLIR Systems, Inc.	3,167	$ 90,671
II-VI, Inc. (a)	980	16,552
Ingram Micro, Inc. Class A	2,095	56,691
IPG Photonics Corp. (a)	1,078	91,005
Itron, Inc. (a)	540	16,200
Keysight Technologies, Inc. (a)	2,021	64,753
Maxwell Technologies, Inc. (a)	1,490	7,957
Mercury Systems, Inc. (a)	1,400	22,176
Methode Electronics, Inc. Class A	1,149	30,529
Newport Corp. (a)	1,718	26,285
OSI Systems, Inc. (a)	416	30,385
Rogers Corp. (a)	468	26,049
ScanSource, Inc. (a)	1,605	61,311
SYNNEX Corp.	1,352	107,065
Tech Data Corp. (a)	1,984	129,436
Trimble Navigation Ltd. (a)	1,179	22,283
Universal Display Corp. (a)	1,802	66,386
Zebra Technologies Corp. Class A (a)	295	24,450
		1,261,400
Internet Software & Services - 2.1%
Akamai Technologies, Inc. (a)	591	42,144
Autobytel, Inc. (a)	1,106	19,521
Baidu.com, Inc. sponsored ADR (a)	140	20,615
Bankrate, Inc. (a)	1,190	11,733
Care.com, Inc. (a)	1,505	8,940
CoStar Group, Inc. (a)	409	72,409
Five9, Inc. (a)	5,510	21,654
GoDaddy, Inc. (a)	1,973	49,483
Google, Inc. Class C	64	39,568
HomeAway, Inc. (a)	2,723	78,123
LogMeIn, Inc. (a)	2,060	128,420
Monster Worldwide, Inc. (a)	8,385	60,959
SciQuest, Inc. (a)	2,222	24,398
Stamps.com, Inc. (a)	654	53,850
TechTarget, Inc. (a)	2,165	19,983
Web.com Group, Inc. (a)	680	14,640
Wix.com Ltd. (a)	674	13,312
XO Group, Inc. (a)	1,597	23,396
		703,148
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 2.9%
Acxiom Corp. (a)	1,630	$ 34,165
Amdocs Ltd.	1,275	72,943
Black Knight Financial Services, Inc. Class A	1,281	41,594
Booz Allen Hamilton Holding Corp. Class A	1,884	50,303
Convergys Corp.	560	12,656
CoreLogic, Inc. (a)	5,022	190,585
DST Systems, Inc.	200	20,484
EPAM Systems, Inc. (a)	1,062	74,988
Euronet Worldwide, Inc. (a)	3,023	194,893
Fidelity National Information Services, Inc.	450	31,077
Genpact Ltd. (a)	1,300	29,900
Heartland Payment Systems, Inc.	620	36,940
Lionbridge Technologies, Inc. (a)	5,716	30,466
MoneyGram International, Inc. (a)	1,340	11,712
Neustar, Inc. Class A (a)	970	27,112
Total System Services, Inc.	905	41,476
VeriFone Systems, Inc. (a)	430	13,433
Virtusa Corp. (a)	814	43,077
		957,804
Semiconductors & Semiconductor Equipment - 3.0%
Atmel Corp.	5,940	48,530
Cavium, Inc. (a)	1,339	91,079
Ceva, Inc. (a)	450	8,663
Cirrus Logic, Inc. (a)	1,255	37,851
Cypress Semiconductor Corp.	1,375	13,750
FormFactor, Inc. (a)	1,600	10,640
Inphi Corp. (a)	599	14,220
Integrated Device Technology, Inc. (a)	3,150	59,819
M/A-COM Technology Solutions Holdings, Inc. (a)	2,473	72,978
Mellanox Technologies Ltd. (a)	2,495	100,898
Micron Technology, Inc. (a)	555	9,108
Microsemi Corp. (a)	1,037	32,935
MKS Instruments, Inc.	1,001	33,734
Monolithic Power Systems, Inc.	2,081	100,075
PMC-Sierra, Inc. (a)	1,660	10,441
Power Integrations, Inc.	892	35,011
Rambus, Inc. (a)	2,600	34,918
Rudolph Technologies, Inc. (a)	500	6,380
Silicon Laboratories, Inc. (a)	888	38,610
Skyworks Solutions, Inc.	925	80,799
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Tower Semiconductor Ltd. (a)	3,261	$ 39,491
Ultratech, Inc. (a)	1,490	25,628
United Microelectronics Corp. sponsored ADR	16,819	27,415
Veeco Instruments, Inc. (a)	3,152	72,717
		1,005,690
Software - 5.4%
Aspen Technology, Inc. (a)	2,049	77,596
Autodesk, Inc. (a)	440	20,570
AVG Technologies NV (a)	1,197	27,687
Barracuda Networks, Inc. (a)	2,864	75,295
CA Technologies, Inc.	455	12,417
Cadence Design Systems, Inc. (a)	3,810	76,276
Callidus Software, Inc. (a)	3,976	62,702
Check Point Software Technologies Ltd. (a)	188	14,666
CommVault Systems, Inc. (a)	1,019	36,521
Comverse, Inc. (a)	1,275	24,021
Covisint Corp. (a)	13,362	36,077
Datawatch Corp. (a)	1,124	5,845
Electronic Arts, Inc. (a)	2,297	151,947
Fair Isaac Corp.	519	44,411
Fleetmatics Group PLC (a)	810	36,256
Fortinet, Inc. (a)	1,231	51,874
GameLoft SE (a)	1,989	7,767
Gigamon, Inc. (a)	250	5,695
Guidewire Software, Inc. (a)	976	54,568
Infoblox, Inc. (a)	3,607	69,399
Interactive Intelligence Group, Inc. (a)	787	27,553
Manhattan Associates, Inc. (a)	2,117	123,802
Mentor Graphics Corp.	2,885	74,548
MicroStrategy, Inc. Class A (a)	313	62,193
Model N, Inc. (a)	699	7,200
Nuance Communications, Inc. (a)	1,780	29,317
Paycom Software, Inc. (a)	1,210	46,633
Qlik Technologies, Inc. (a)	1,575	59,630
Qualys, Inc. (a)	1,879	54,604
Rovi Corp. (a)	1,630	18,044
SeaChange International, Inc. (a)	1,680	10,147
Silver Spring Networks, Inc. (a)	1,300	15,080
SolarWinds, Inc. (a)	995	39,551
Solera Holdings, Inc.	849	40,896
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Synchronoss Technologies, Inc. (a)	704	$ 28,435
Synopsys, Inc. (a)	532	24,967
Tangoe, Inc. (a)	3,626	27,195
Ultimate Software Group, Inc. (a)	683	120,338
Verint Systems, Inc. (a)	1,856	98,980
		1,800,703
Technology Hardware, Storage & Peripherals - 0.6%
Cray, Inc. (a)	1,643	34,815
Electronics for Imaging, Inc. (a)	1,198	52,436
NCR Corp. (a)	1,274	31,965
Quantum Corp. (a)	4,550	5,324
SanDisk Corp.	875	47,740
Super Micro Computer, Inc. (a)	621	16,984
		189,264
TOTAL INFORMATION TECHNOLOGY		6,505,110
MATERIALS - 4.8%
Chemicals - 1.9%
Albemarle Corp. U.S.	1,140	51,539
Ashland, Inc.	271	28,447
Celanese Corp. Class A	1,430	86,715
Chemtura Corp. (a)	1,838	49,994
FMC Corp.	488	20,647
H.B. Fuller Co.	1,910	69,218
LSB Industries, Inc. (a)	2,512	60,062
Methanex Corp.	467	19,112
OM Group, Inc.	1,740	58,290
PolyOne Corp.	1,795	58,284
The Scotts Miracle-Gro Co. Class A	465	28,918
Tronox Ltd. Class A	903	7,269
Valspar Corp.	1,247	91,405
		629,900
Construction Materials - 0.7%
Eagle Materials, Inc.	1,224	100,160
Headwaters, Inc. (a)	3,420	69,016
Martin Marietta Materials, Inc.	359	60,240
		229,416
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 1.6%
Avery Dennison Corp.	510	$ 29,621
Berry Plastics Group, Inc. (a)	5,328	157,709
Crown Holdings, Inc. (a)	1,945	96,414
Graphic Packaging Holding Co.	4,870	68,667
WestRock Co.	2,836	168,317
		520,728
Metals & Mining - 0.6%
Carpenter Technology Corp.	640	24,960
Cliffs Natural Resources, Inc.	1,950	7,742
New Gold, Inc. (a)	4,751	10,942
Newmont Mining Corp.	2,122	36,223
Nucor Corp.	800	34,632
Royal Gold, Inc.	261	12,559
United States Steel Corp.	2,950	48,321
Yamana Gold, Inc.	20,465	38,422
		213,801
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	1,077	12,332
TOTAL MATERIALS		1,606,177
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.0%
8x8, Inc. (a)	6,561	50,717
inContact, Inc. (a)	12,440	93,922
Level 3 Communications, Inc. (a)	1,985	88,789
Vonage Holdings Corp. (a)	8,561	47,514
Zayo Group Holdings, Inc.	1,550	43,354
		324,296
Wireless Telecommunication Services - 0.4%
RingCentral, Inc. (a)	1,359	23,388
SBA Communications Corp. Class A (a)	771	91,132
Telephone & Data Systems, Inc.	300	8,532
U.S. Cellular Corp. (a)	210	7,753
		130,805
TOTAL TELECOMMUNICATION SERVICES		455,101
Common Stocks - continued
	Shares	Value
UTILITIES - 1.5%
Electric Utilities - 0.5%
Allete, Inc.	320	$ 15,290
Great Plains Energy, Inc.	1,253	31,225
ITC Holdings Corp.	1,117	36,526
UIL Holdings Corp.	847	38,564
Westar Energy, Inc.	893	32,639
		154,244
Gas Utilities - 0.2%
Atmos Energy Corp.	1,035	56,708
Independent Power and Renewable Electricity Producers - 0.6%
Atlantic Power Corp.	3,650	8,601
Dynegy, Inc. (a)	4,740	122,055
NRG Energy, Inc.	3,298	65,696
Ormat Technologies, Inc.	570	20,064
		216,416
Multi-Utilities - 0.2%
Ameren Corp.	1,385	55,802
DTE Energy Co.	305	23,808
		79,610
TOTAL UTILITIES		506,978
TOTAL COMMON STOCKS (Cost $27,436,272)		31,053,020
Equity Funds - 0.9%

Sector Funds - 0.9%
PowerShares S&P SmallCap Financials Portfolio ETF (Cost $274,502)	7,690	307,677
U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% 10/22/15 (c) (Cost $59,997)	$ 60,000	59,998
Money Market Funds - 5.8%
	Shares	Value
SSgA U.S. Treasury Money Market Fund Class N, 0% (a)(b) (Cost $1,945,385)	1,945,385	$ 1,945,385
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $29,716,156)		33,366,080
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5,429)
NET ASSETS - 100%		$ 33,360,651
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
4 CME E-mini S&P MidCap 400 Index Contracts (United States)	Sept. 2015	$ 565,800	$ (44,663)
5 ICE Russell 2000 Index Contracts (United States)	Sept. 2015	578,750	(50,371)
TOTAL EQUITY INDEX CONTRACTS		$ 1,144,550	$ (95,034)

The face value of futures purchased as a percentage of net assets is 3.4%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $1,051,160.
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $59,998.
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,613,022	$ 4,613,022	$ -	$ -
Consumer Staples	548,373	548,373	-	-
Energy	984,621	984,621	-	-
Financials	6,271,576	6,271,576	-	-
Health Care	4,662,475	4,662,475	-	-
Industrials	4,899,587	4,899,587	-	-
Information Technology	6,505,110	6,505,110	-	-
Materials	1,606,177	1,606,177	-	-
Telecommunication Services	455,101	455,101	-	-
Utilities	506,978	506,978	-	-
Equity Funds	307,677	307,677	-	-
U.S. Treasury Obligations	59,998	-	59,998	-
Money Market Funds	1,945,385	1,945,385	-	-
Total Investments in Securities:	$ 33,366,080	$ 33,306,082	$ 59,998	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (95,034)	$ (95,034)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (95,034)
Total Value of Derivatives	$ -	$ (95,034)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $29,716,156)		$ 33,366,080
Foreign currency held at value (cost $2)		2
Receivable for investments sold		266,221
Receivable for fund shares sold		22,863
Dividends receivable		13,438
Prepaid expenses		117
Receivable from investment adviser for expense reductions		1,709
Other receivables		161
Total assets		33,670,591

Liabilities
Payable for investments purchased	$ 243,473
Payable for fund shares redeemed	376
Accrued management fee	22,237
Distribution and service plan fees payable	23
Payable for daily variation margin for derivative instruments	9,290
Audit fee payable	21,584
Other affiliated payables	3,836
Other payables and accrued expenses	9,121
Total liabilities		309,940

Net Assets		$ 33,360,651
Net Assets consist of:
Paid in capital		$ 28,138,510
Accumulated net investment loss		(37,278)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,704,529
Net unrealized appreciation (depreciation) on investments		3,554,890
Net Assets		$ 33,360,651

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2015 (Unaudited)

Small-Mid Cap Multi-Manager:
Net Asset Value, offering price and redemption price per share ($31,681,778 ÷ 2,971,123 shares)	$ 10.66

Class F:
Net Asset Value, offering price and redemption price per share ($1,463,505 ÷ 136,895 shares)	$ 10.69

Class L:
Net Asset Value, offering price and redemption price per share ($107,922 ÷ 10,131 shares)	$ 10.65

Class N:
Net Asset Value, offering price and redemption price per share ($107,446 ÷ 10,099 shares)	$ 10.64

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2015 (Unaudited)

Investment Income
Dividends:
Unaffiliated issuers		$ 165,363
Interest		6
Total income		165,369

Expenses
Management fee	$ 138,133
Transfer agent fees	16,332
Distribution and service plan fees	143
Accounting fees and expenses	6,839
Custodian fees and expenses	22,904
Independent trustees' compensation	193
Registration fees	15,759
Audit	31,431
Legal	139
Miscellaneous	189
Total expenses before reductions	232,062
Expense reductions	(29,615)	202,447
Net investment income (loss)		(37,078)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,770,818
Foreign currency transactions	426
Futures contracts	83,722
Total net realized gain (loss)		1,854,966
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,270,265)
Assets and liabilities in foreign currencies	3
Futures contracts	(153,392)
Total change in net unrealized appreciation (depreciation)		(3,423,654)
Net gain (loss)		(1,568,688)
Net increase (decrease) in net assets resulting from operations		$ (1,605,766)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (37,078)	$ (117,041)
Net realized gain (loss)	1,854,966	6,710,123
Change in net unrealized appreciation (depreciation)	(3,423,654)	(4,244,918)
Net increase (decrease) in net assets resulting from operations	(1,605,766)	2,348,164
Distributions to shareholders from net realized gain	(690,765)	(7,543,706)
Share transactions - net increase (decrease)	1,213,281	(18,356,959)
Redemption fees	34	418
Total increase (decrease) in net assets	(1,083,216)	(23,552,083)

Net Assets
Beginning of period	34,443,867	57,995,950
End of period (including accumulated net investment loss of $37,278 and accumulated net investment loss of $200, respectively)	$ 33,360,651	$ 34,443,867

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small-Mid Cap Multi-Manager

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.40	$ 13.46	$ 12.25	$ 11.24	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	(.04)	(.03)	.04	- I
Net realized and unrealized gain (loss)	(.50)	.70	3.24	1.30	1.25
Total from investment operations	(.51)	.66	3.21	1.34	1.25
Distributions from net investment income	-	-	-	(.04) F	-
Distributions from net realized gain	(.23)	(2.72)	(2.00)	(.30) F	(.01) F
Total distributions	(.23)	(2.72)	(2.00)	(.33) J	(.01)
Redemption fees added to paid in capitalD	- I	- I	- I	- I	-
Net asset value, end of period	$ 10.66	$ 11.40	$ 13.46	$ 12.25	$ 11.24
Total ReturnB, C	(4.63)%	5.88%	27.21%	12.26%	12.46%
Ratios to Average Net AssetsG
Expenses before reductions	1.32%A	1.34%	1.25%	1.16%	1.58%A
Expenses net of fee waivers, if any	1.16%A	1.16%	1.16%	1.16%	1.16%A
Expenses net of all reductions	1.15%A	1.16%	1.16%	1.16%	1.16%A
Net investment income (loss)	(.21)%A	(.29)%	(.19)%	.35%	(.19)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,682	$ 32,904	$ 57,019	$ 44,361	$ 39,375
Portfolio turnover rateH	84%A	85%	117%	66%	11%K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 20, 2011 (commencement of operations) to February 29, 2012.

F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

I Amount represents less than $.005 per share.

J Total distributions of $.33 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.296 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 13.47	$ 12.25	$ 11.49
Income from Investment Operations
Net investment income (loss) D	(.01)	(.02)	(.01)	.01
Net realized and unrealized gain (loss)	(.49)	.69	3.24	.91
Total from investment operations	(.50)	.67	3.23	.92
Distributions from net investment income	-	-	-	(.04) F
Distributions from net realized gain	(.23)	(2.72)	(2.01)	(.12) F
Total distributions	(.23)	(2.72)	(2.01)	(.16)
Redemption fees added to paid in capitalD, I	-	-	-	-
Net asset value, end of period	$ 10.69	$ 11.42	$ 13.47	$ 12.25
Total ReturnB, C	(4.53)%	5.95%	27.40%	8.11%
Ratios to Average Net AssetsG
Expenses before reductions	1.22%A	1.29%	1.24%	1.11%A
Expenses net of fee waivers, if any	1.06%A	1.06%	1.06%	1.06%A
Expenses net of all reductions	1.06%A	1.06%	1.05%	1.06%A
Net investment income (loss)	(.12)%A	(.19)%	(.09)%	.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,464	$ 1,314	$ 763	$ 186
Portfolio turnover rateH	84%A	85%	117%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

I Amount represents less than $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.39	$ 13.45	$ 14.28
Income from Investment Operations
Net investment income (loss) D	(.01)	(.04)	(.01)
Net realized and unrealized gain (loss)	(.50)	.70	.93
Total from investment operations	(.51)	.66	.92
Distributions from net realized gain	(.23)	(2.72)	(1.75)
Redemption fees added to paid in capitalD, H	-	-	-
Net asset value, end of period	$ 10.65	$ 11.39	$ 13.45
Total ReturnB, C	(4.63)%	5.89%	6.84%
Ratios to Average Net AssetsF
Expenses before reductions	1.31%A	1.37%	1.54%A
Expenses net of fee waivers, if any	1.16%A	1.16%	1.16%A
Expenses net of all reductions	1.16%A	1.16%	1.16%A
Net investment income (loss)	(.22)%A	(.29)%	(.17)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 108	$ 113	$ 107
Portfolio turnover rateG	84%A	85%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.38	$ 13.44	$ 14.28
Income from Investment Operations
Net investment income (loss) D	(.03)	(.07)	(.02)
Net realized and unrealized gain (loss)	(.49)	.70	.92
Total from investment operations	(.52)	.63	.90
Distributions from net realized gain	(.22)	(2.69)	(1.74)
Redemption fees added to paid in capitalD, H	-	-	-
Net asset value, end of period	$ 10.64	$ 11.38	$ 13.44
Total ReturnB, C	(4.67)%	5.62%	6.73%
Ratios to Average Net AssetsF
Expenses before reductions	1.57%A	1.62%	1.81%A
Expenses net of fee waivers, if any	1.41%A	1.41%	1.41%A
Expenses net of all reductions	1.40%A	1.41%	1.41%A
Net investment income (loss)	(.46)%A	(.54)%	(.42)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107	$ 113	$ 107
Portfolio turnover rateG	84%A	85%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2015 (Unaudited)

1. Organization.

Strategic Advisers® Small-Mid Cap Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund offers Small-Mid Cap Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, net operating losses and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 5,594,047
Gross unrealized depreciation	(2,004,339)
Net unrealized appreciation (depreciation) on securities	$ 3,589,708

Tax cost	$ 29,776,372

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities

Semiannual Report

3. Derivative Instruments - continued

Futures Contracts - continued

deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $83,722 and a change in net unrealized appreciation (depreciation) of $(153,392) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $14,240,580 and $13,803,273, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.15% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .79% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Advisory Research, Inc., Fisher Investments, Invesco Advisers, Inc., Kennedy Capital Management, Inc., Neuberger Berman Management, LLC, Portolan Capital Management, LLC, RS Investment Management Co. LLC, Systematic Financial Management, L.P. and The Boston Company Asset Management, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Pyramis Global Advisors, LLC (Pyramis), an affiliate of the investment adviser, has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Pyramis has not been allocated any portion of the Fund's assets. Pyramis in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

In September 2015, the Board of Trustees approved the appointment of AllianceBernstein L.P. (AB) as an additional sub-adviser for the Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 143	$ 143

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets*
Small-Mid Cap Multi-Manager	$ 16,232.10
Class L	50.09
Class N	50.09
	$ 16,332

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser or Sub-adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $98 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $26 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has voluntarily agreed to waive the Fund's management fee in an amount equal to .01% of the Fund's average net assets. During the period, this waiver reduced the fund's management fee by $1,757.

The investment adviser has also contractually agreed to reimburse Small-Mid Cap Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2016. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Small-Mid Cap Multi-Manager	1.16%	$ 25,635
Class F	1.06%	1,092
Class L	1.16%	82
Class N	1.41%	84

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $42 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of class-level operating expenses as follows:

Small-Mid Cap Multi-Manager	$ 919
Class L	2
Class N	2
Total	$ 923

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2015	Year ended February 28, 2015
From net realized gain
Small-Mid Cap Multi-Manager	$ 659,528	$ 7,265,773
Class F	26,753	233,738
Class L	2,265	22,236
Class N	2,219	21,959
Total	$ 690,765	$ 7,543,706

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended August 31, 2015	Year ended February 28, 2015	Six months ended August 31, 2015	Year ended February 28, 2015
Small-Mid Cap Multi-Manager
Shares sold	36,601	113,122	$ 415,089	$ 1,444,927
Reinvestment of distributions	57,601	642,246	659,528	7,265,773
Shares redeemed	(10,129)	(2,104,296)	(115,025)	(27,818,119)
Net increase (decrease)	84,073	(1,348,928)	$ 959,592	$ (19,107,419)
Class F
Shares sold	30,648	45,500	$ 350,284	$ 572,509
Reinvestment of distributions	2,332	20,962	26,753	233,738
Shares redeemed	(11,113)	(8,120)	(127,832)	(99,982)
Net increase (decrease)	21,867	58,342	$ 249,205	$ 706,265
Class L
Reinvestment of distributions	198	1,989	2,265	22,236
Net increase (decrease)	198	1,989	$ 2,265	$ 22,236
Class N
Reinvestment of distributions	194	1,964	2,219	21,959
Net increase (decrease)	194	1,964	$ 2,219	$ 21,959

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

10. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 93% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Small-Mid Cap Multi-Manager Fund

On March 5, 2015, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with Portolan Capital Management, LLC (New Sub-Adviser) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the New Sub-Adviser, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the New Sub-Adviser's investment staff, its use of technology, and the New Sub-Adviser's approach to managing and compensating investment personnel. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board also considered the historical investment performance of the New Sub-Adviser and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the projected change in the fund's total operating expenses as a result of hiring the New Sub-Adviser. The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.15% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund, Strategic Advisers' portion of the management fee or Strategic Advisers' voluntary agreement to waive 0.01% of the management fee for the fund. The Board considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 1.16%, 1.16% and 1.41%, respectively, through April 30, 2016. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 1.06% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Adviser, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Adviser will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Semiannual Report

Possible Economies of Scale. The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to shareholders.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Strategic Advisers Small-Mid Cap Multi-Manager Fund

On June 4, 2015, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement (the Current Sub-Advisory Agreement) with Kennedy Capital Management, Inc. (Kennedy) for the fund (the Amended Sub-Advisory Agreement), which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to Kennedy on behalf of the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the Current Sub-Advisory Agreement, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered that it reviewed information regarding the staffing within Kennedy, including the backgrounds and compensation of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy in connection with the annual renewal of the Current Sub-Advisory Agreement at its September 2014 Board meeting, as well as the information provided by Kennedy in connection with the upcoming renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting.

The Board considered that the Amended Sub-Advisory Agreement will not result in any changes to the nature and quality of the services provided to the fund. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance. The Board considered that it reviewed historical investment performance of Kennedy in managing fund assets in connection with the Board's renewal of the Current Sub-Advisory Agreement as well as the information provided by Kennedy regarding its performance in connection with the upcoming renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Semiannual Report

Competitiveness of Management Fee and Total Fund Expenses.

The Board considered that the new fee schedule will lower the amount of fees paid by Strategic Advisers to Kennedy on behalf of the fund. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee Strategic Advisers' voluntary agreement to waive 0.01% of the management fee for the fund or Strategic Advisers' expense reimbursement arrangements for each class of the fund. The Board also considered that if total fund expenses are below the limits of the expense reimbursement arrangements in place for each class of the fund the Amended Sub-Advisory Agreement has the potential to reduce total net fund expenses by the same amount as any resulting decrease in the fund's management fee. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviewed information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2014 Board meeting, as well as the information provided by Strategic Advisers in connection with the upcoming renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Possible Economies of Scale. The Board considered that the Amended Sub-Advisory Agreement, like the Current Sub-Advisory Agreement, provides for breakpoints as the fund's assets grow and noted that the decline in sub-advisory fees pursuant to the new fee schedule will accrue directly to shareholders. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2014 Board meeting, as well as the information provided by Strategic Advisers in connection with the upcoming renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Advisory Research, Inc.

AllianceBernstein L.P.

The Boston Company Asset
Management, LLC

Fisher Investments

Invesco Advisers, Inc.

Kennedy Capital Management, Inc.

Neuberger Berman Management LLC

Portolan Capital Management, LLC

Pyramis Global Advisors, LLC

RS Investment
Management Co. LLC

Systematic Financial Management, L.P.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AMM-USAN-1015
1.933022.103

Strategic Advisers®
Small-Mid Cap Multi-Manager Fund

Class F

Semiannual Report

August 31, 2015

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
Small-Mid Cap Multi-Manager	1.16%
Actual		$ 1,000.00	$ 953.70	$ 5.70
HypotheticalA		$ 1,000.00	$ 1,019.30	$ 5.89
Class F	1.06%
Actual		$ 1,000.00	$ 954.70	$ 5.21
HypotheticalA		$ 1,000.00	$ 1,019.81	$ 5.38
Class L	1.16%
Actual		$ 1,000.00	$ 953.70	$ 5.70
HypotheticalA		$ 1,000.00	$ 1,019.30	$ 5.89
Class N	1.41%
Actual		$ 1,000.00	$ 953.30	$ 6.92
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 7.15
A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
PowerShares S&P SmallCap Financials Portfolio ETF	0.9	0.9
Allison Transmission Holdings, Inc.	0.8	0.7
SVB Financial Group	0.8	0.8
Voya Financial, Inc.	0.8	0.9
E*TRADE Financial Corp.	0.8	0.3
FNF Group	0.6	0.6
Ciena Corp.	0.6	0.5
Euronet Worldwide, Inc.	0.6	0.6
CoreLogic, Inc.	0.6	0.5
HealthSouth Corp.	0.6	0.5
	7.1
Top Five Market Sectors as of August 31, 2015
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.5	19.6
Financials	18.8	18.7
Industrials	14.7	14.8
Health Care	14.0	12.7
Consumer Discretionary	13.8	12.3
Asset Allocation (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
Common Stocks 93.1%	Common Stocks 91.4%
Small Growth Funds 0.0%	Small Growth Funds 1.9%
Sector Funds 0.9%	Sector Funds 0.9%
Short-Term Investments and Net Other Assets (Liabilities) 6.0%	Short-Term Investments and Net Other Assets (Liabilities) 5.8%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Semiannual Report

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.1%
	Shares	Value
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 1.1%
BorgWarner, Inc.	360	$ 15,710
Cooper Tire & Rubber Co.	658	25,399
Dana Holding Corp.	3,564	62,513
Delphi Automotive PLC	151	11,404
Gentex Corp.	3,701	57,366
Tenneco, Inc. (a)	263	12,374
The Goodyear Tire & Rubber Co.	787	23,429
Tower International, Inc. (a)	1,290	31,541
Visteon Corp. (a)	1,228	122,382
		362,118
Automobiles - 0.3%
General Motors Co.	175	5,152
Harley-Davidson, Inc.	1,800	100,890
		106,042
Distributors - 0.6%
LKQ Corp. (a)	4,502	135,015
Pool Corp.	766	53,375
		188,390
Diversified Consumer Services - 0.6%
H&R Block, Inc.	2,232	75,933
Houghton Mifflin Harcourt Co. (a)	19	429
LifeLock, Inc. (a)	2,324	19,638
ServiceMaster Global Holdings, Inc. (a)	3,065	107,827
		203,827
Hotels, Restaurants & Leisure - 3.3%
BJ's Restaurants, Inc. (a)	929	39,938
Bravo Brio Restaurant Group, Inc. (a)	1,364	17,391
Brinker International, Inc.	762	40,485
Carrols Restaurant Group, Inc. (a)	2,311	29,234
Choice Hotels International, Inc.	647	32,997
Domino's Pizza, Inc.	460	48,732
Dunkin' Brands Group, Inc.	919	46,097
El Pollo Loco Holdings, Inc. (a)	1,802	23,444
Fiesta Restaurant Group, Inc. (a)	606	31,294
Galaxy Entertainment Group Ltd.	2,591	8,308
Hyatt Hotels Corp. Class A (a)	1,685	86,323
Jack in the Box, Inc.	690	53,944
La Quinta Holdings, Inc. (a)	3,210	60,509
MGM Mirage, Inc. (a)	4,810	98,268
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Noodles & Co. (a)	1,291	$ 15,389
Papa John's International, Inc.	870	58,508
Penn National Gaming, Inc. (a)	2,740	49,758
Popeyes Louisiana Kitchen, Inc. (a)	810	45,052
Six Flags Entertainment Corp.	1,880	84,544
Starwood Hotels & Resorts Worldwide, Inc.	340	24,300
Texas Roadhouse, Inc. Class A	1,344	48,371
The Cheesecake Factory, Inc.	1,600	86,832
Vail Resorts, Inc.	465	50,178
Wendy's Co.	3,525	32,113
		1,112,009
Household Durables - 0.7%
Beazer Homes U.S.A., Inc. (a)	792	13,226
D.R. Horton, Inc.	1,030	31,281
Dixie Group, Inc. (a)	1,813	18,112
Harman International Industries, Inc.	56	5,473
Helen of Troy Ltd. (a)	210	17,879
iRobot Corp. (a)	1,960	57,428
Standard Pacific Corp. (a)	5,177	43,746
Toll Brothers, Inc. (a)	800	29,576
WCI Communities, Inc. (a)	516	12,859
		229,580
Internet & Catalog Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)	1,161	9,741
Groupon, Inc. Class A (a)	9,472	42,624
Overstock.com, Inc. (a)	555	10,906
Shutterfly, Inc. (a)	1,927	74,883
		138,154
Leisure Products - 0.4%
Brunswick Corp.	2,430	120,795
Polaris Industries, Inc.	245	31,818
		152,613
Media - 1.6%
Cablevision Systems Corp. - NY Group Class A	1,115	28,065
Crown Media Holdings, Inc. Class A (a)	850	4,548
Discovery Communications, Inc. Class A (a)	335	8,911
Gray Television, Inc. (a)	3,375	39,116
IMAX Corp. (a)	3,470	108,785
Media General, Inc. (a)	1,759	20,668
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
New Media Investment Group, Inc.	2,800	$ 41,776
News Corp. Class A	1,468	20,009
Scholastic Corp.	276	11,926
Sinclair Broadcast Group, Inc. Class A	2,714	72,681
Tegna, Inc.	2,455	58,404
Tribune Media Co. Class A	2,725	108,837
		523,726
Multiline Retail - 0.1%
Tuesday Morning Corp. (a)	2,631	20,864
Specialty Retail - 3.4%
Aarons, Inc. Class A	912	34,337
American Eagle Outfitters, Inc.	7,733	131,616
Cabela's, Inc. Class A (a)	160	7,195
CarMax, Inc. (a)	605	36,905
CST Brands, Inc.	4,125	143,220
Destination Maternity Corp.	1,528	17,343
Destination XL Group, Inc. (a)	5,087	30,776
DSW, Inc. Class A	2,041	60,597
Express, Inc. (a)	900	18,360
Five Below, Inc. (a)	982	37,974
Foot Locker, Inc.	695	49,199
Group 1 Automotive, Inc.	932	81,457
Lithia Motors, Inc. Class A (sub. vtg.)	567	60,442
New York & Co., Inc. (a)	900	2,367
Office Depot, Inc. (a)	1,656	13,132
Outerwall, Inc.	358	22,053
Rent-A-Center, Inc.	427	11,482
Restoration Hardware Holdings, Inc. (a)	1,459	134,928
Ross Stores, Inc.	220	10,696
Select Comfort Corp. (a)	450	10,958
Staples, Inc.	2,167	30,793
The Children's Place Retail Stores, Inc.	395	23,668
The Men's Wearhouse, Inc.	560	31,612
Tile Shop Holdings, Inc. (a)	1,055	12,555
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	500	79,045
Vitamin Shoppe, Inc. (a)	645	23,091
Williams-Sonoma, Inc.	369	28,055
		1,143,856
Textiles, Apparel & Luxury Goods - 1.3%
Carter's, Inc.	1,156	113,646
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Crocs, Inc. (a)	770	$ 11,342
G-III Apparel Group Ltd. (a)	1,214	84,167
Oxford Industries, Inc.	415	34,926
PVH Corp.	1,121	133,377
Steven Madden Ltd. (a)	1,331	54,385
		431,843
TOTAL CONSUMER DISCRETIONARY		4,613,022
CONSUMER STAPLES - 1.6%
Food & Staples Retailing - 0.3%
Fresh Market, Inc. (a)	1,661	35,761
PriceSmart, Inc.	41	3,485
Smart & Final Stores, Inc.	2,396	39,055
Sprouts Farmers Market LLC (a)	1,055	21,490
		99,791
Food Products - 1.0%
B&G Foods, Inc. Class A	1,191	36,194
Blue Buffalo Pet Products, Inc. (a)	1,610	41,136
Cal-Maine Foods, Inc.	663	35,219
Ingredion, Inc.	180	15,541
Lancaster Colony Corp.	540	51,208
Pilgrim's Pride Corp.	2,205	46,250
Pinnacle Foods, Inc.	2,785	124,879
		350,427
Household Products - 0.2%
Energizer Holdings, Inc.	145	6,055
Spectrum Brands Holdings, Inc.	678	66,634
		72,689
Personal Products - 0.1%
Edgewell Personal Care Co. (a)	145	12,769
Elizabeth Arden, Inc. (a)	650	7,170
Nu Skin Enterprises, Inc. Class A	121	5,527
		25,466
TOTAL CONSUMER STAPLES		548,373
Common Stocks - continued
	Shares	Value
ENERGY - 3.0%
Energy Equipment & Services - 0.8%
Atwood Oceanics, Inc.	661	$ 12,632
Dril-Quip, Inc. (a)	696	47,982
Forum Energy Technologies, Inc. (a)	981	15,421
Helmerich & Payne, Inc.	135	7,966
ION Geophysical Corp. (a)	2,800	1,456
McDermott International, Inc. (a)	1,150	5,842
Oceaneering International, Inc.	662	29,009
Patterson-UTI Energy, Inc.	1,805	29,385
Precision Drilling Corp.	18,350	88,430
TETRA Technologies, Inc. (a)	2,000	15,380
		253,503
Oil, Gas & Consumable Fuels - 2.2%
Abraxas Petroleum Corp. (a)	4,600	8,970
Carrizo Oil & Gas, Inc. (a)	2,407	87,687
Diamondback Energy, Inc.	360	24,584
Energen Corp.	2,437	126,724
Gulfport Energy Corp. (a)	1,300	46,579
Laredo Petroleum, Inc. (a)	1,488	15,163
Memorial Resource Development Corp. (a)	1,358	26,359
Newfield Exploration Co. (a)	3,465	115,419
Oasis Petroleum, Inc. (a)	1,128	12,588
PBF Energy, Inc. Class A	1,060	31,715
Pioneer Natural Resources Co.	285	35,072
SemGroup Corp. Class A	515	28,325
Sunoco Logistics Partners, LP	1,606	63,244
Synergy Resources Corp. (a)	1,167	12,534
Tsakos Energy Navigation Ltd.	2,465	18,512
Ultra Petroleum Corp. (a)	1,804	15,370
Valero Energy Corp.	240	14,242
Whiting Petroleum Corp. (a)	541	10,458
WPX Energy, Inc. (a)	5,140	37,573
		731,118
TOTAL ENERGY		984,621
FINANCIALS - 18.8%
Banks - 5.1%
BankUnited, Inc.	1,685	60,053
BOK Financial Corp.	990	62,647
Cathay General Bancorp	1,481	43,882
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
CIT Group, Inc.	1,685	$ 73,196
Columbia Banking Systems, Inc.	1,325	40,161
Comerica, Inc.	380	16,720
Cullen/Frost Bankers, Inc.	1,003	64,854
CVB Financial Corp.	1,320	21,450
East West Bancorp, Inc.	1,639	66,232
First Niagara Financial Group, Inc.	2,120	19,610
First Republic Bank	1,190	71,769
Great Western Bancorp, Inc.	949	23,886
Hancock Holding Co.	1,990	55,879
Home Bancshares, Inc.	1,254	47,802
Huntington Bancshares, Inc.	9,960	108,664
Investors Bancorp, Inc.	7,905	93,121
PacWest Bancorp	758	32,321
Pinnacle Financial Partners, Inc.	831	39,406
PrivateBancorp, Inc.	2,035	77,025
Regions Financial Corp.	2,525	24,215
SVB Financial Group (a)	2,115	264,544
Talmer Bancorp, Inc. Class A	2,118	34,418
TCF Financial Corp.	1,450	22,504
Texas Capital Bancshares, Inc. (a)	375	20,198
Umpqua Holdings Corp.	3,827	63,949
United Community Bank, Inc.	4,420	86,499
Webster Financial Corp.	4,295	151,957
		1,686,962
Capital Markets - 3.3%
Affiliated Managers Group, Inc. (a)	215	40,085
American Capital Ltd. (a)	6,545	91,041
Ameriprise Financial, Inc.	215	24,224
Ares Capital Corp.	1,545	24,365
E*TRADE Financial Corp. (a)	9,592	252,174
Invesco Ltd.	1,945	66,344
Janus Capital Group, Inc.	2,594	38,599
Lazard Ltd. Class A	3,626	180,321
Oaktree Capital Group LLC Class A	661	35,033
Raymond James Financial, Inc.	2,375	125,851
SEI Investments Co.	1,040	52,603
Stifel Financial Corp. (a)	1,483	69,108
T. Rowe Price Group, Inc.	180	12,938
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Waddell & Reed Financial, Inc. Class A	280	$ 10,940
WisdomTree Investments, Inc.	4,276	80,175
		1,103,801
Consumer Finance - 1.0%
Ally Financial, Inc. (a)	3,775	82,522
Discover Financial Services	1,365	73,341
PRA Group, Inc. (a)	1,473	78,496
Santander Consumer U.S.A. Holdings, Inc. (a)	2,560	57,498
SLM Corp. (a)	3,390	28,747
		320,604
Diversified Financial Services - 1.2%
IntercontinentalExchange Group, Inc.	78	17,816
Leucadia National Corp.	4,509	96,763
MarketAxess Holdings, Inc.	260	23,509
Voya Financial, Inc.	5,928	255,378
		393,466
Insurance - 3.0%
Allied World Assur Co. Holdings AG	3,735	149,176
American Equity Investment Life Holding Co.	1,887	45,779
American Financial Group, Inc.	407	28,107
AmTrust Financial Services, Inc.	602	35,006
Aon PLC	401	37,469
Cincinnati Financial Corp.	455	23,810
CNO Financial Group, Inc.	4,013	71,793
Fidelity & Guaranty Life	610	15,043
FNF Group	5,953	216,749
FNFV Group (a)	2,160	31,255
Primerica, Inc.	417	17,718
Reinsurance Group of America, Inc.	293	26,628
RenaissanceRe Holdings Ltd.	365	37,212
Torchmark Corp.	425	24,846
Unum Group	500	16,770
White Mountains Insurance Group Ltd.	200	143,862
XL Group PLC Class A	2,490	92,852
		1,014,075
Real Estate Investment Trusts - 3.2%
Altisource Residential Corp. Class B	2,202	33,625
American Residential Properties, Inc.	1,240	21,018
Ashford Hospitality Trust, Inc.	1,658	12,833
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
BioMed Realty Trust, Inc.	7,450	$ 137,825
Chesapeake Lodging Trust	547	15,814
Communications Sales & Leasing, Inc.	550	11,055
Corporate Office Properties Trust (SBI)	1,202	25,278
Corrections Corp. of America	1,368	40,192
Cousins Properties, Inc.	1,686	15,461
DuPont Fabros Technology, Inc.	3,325	88,877
Essex Property Trust, Inc.	65	13,950
Extra Space Storage, Inc.	650	47,762
Gramercy Property Trust, Inc.	293	6,478
Hersha Hospitality Trust	900	21,996
Kite Realty Group Trust	928	21,817
Liberty Property Trust (SBI)	4,170	128,186
Medical Properties Trust, Inc.	3,046	35,547
Mid-America Apartment Communities, Inc.	536	42,124
National Retail Properties, Inc.	530	18,418
Physicians Realty Trust	3,650	52,925
Prologis, Inc.	280	10,640
Ryman Hospitality Properties, Inc.	2,105	107,839
SL Green Realty Corp.	680	70,387
Sunstone Hotel Investors, Inc.	5,516	76,286
Weyerhaeuser Co.	780	21,793
		1,078,126
Real Estate Management & Development - 1.6%
Alexander & Baldwin, Inc.	3,982	134,711
Altisource Portfolio Solutions SA (a)	284	7,642
CBRE Group, Inc. (a)	3,625	116,073
Howard Hughes Corp. (a)	216	27,127
Jones Lang LaSalle, Inc.	241	35,878
Kennedy-Wilson Holdings, Inc.	4,675	112,013
Realogy Holdings Corp. (a)	2,750	110,825
		544,269
Thrifts & Mortgage Finance - 0.4%
EverBank Financial Corp.	4,478	88,575
Walker & Dunlop, Inc. (a)	245	5,961
Washington Federal, Inc.	1,575	35,737
		130,273
TOTAL FINANCIALS		6,271,576
Common Stocks - continued
	Shares	Value
HEALTH CARE - 14.0%
Biotechnology - 2.0%
ACADIA Pharmaceuticals, Inc. (a)	935	$ 34,249
Alnylam Pharmaceuticals, Inc. (a)	449	46,207
Anacor Pharmaceuticals, Inc. (a)	360	46,948
Cepheid, Inc. (a)	1,701	82,907
Enanta Pharmaceuticals, Inc. (a)	577	22,526
Exact Sciences Corp. (a)	2,680	59,255
Incyte Corp. (a)	572	66,461
Insys Therapeutics, Inc. (a)	358	11,606
Ligand Pharmaceuticals, Inc. Class B (a)	1,180	108,489
Merrimack Pharmaceuticals, Inc. (a)	2,306	23,268
Neurocrine Biosciences, Inc. (a)	1,095	50,786
Repligen Corp. (a)	2,369	80,736
Seattle Genetics, Inc. (a)	984	39,626
		673,064
Health Care Equipment & Supplies - 3.8%
Abiomed, Inc. (a)	514	49,293
Accuray, Inc. (a)	2,000	13,780
Alere, Inc. (a)	1,389	72,186
Analogic Corp.	683	55,036
Anika Therapeutics, Inc. (a)	2,173	76,946
Cryolife, Inc.	1,321	12,919
DexCom, Inc. (a)	1,363	128,313
Globus Medical, Inc. (a)	4,505	110,012
HeartWare International, Inc. (a)	1,044	89,366
Hill-Rom Holdings, Inc.	1,099	58,071
Hologic, Inc. (a)	3,225	125,162
IDEXX Laboratories, Inc. (a)	692	49,457
NuVasive, Inc. (a)	1,223	64,477
Sirona Dental Systems, Inc. (a)	722	68,864
St. Jude Medical, Inc.	375	26,554
Steris Corp.	1,372	87,877
The Cooper Companies, Inc.	180	29,236
West Pharmaceutical Services, Inc.	1,815	101,368
Zimmer Biomet Holdings, Inc.	280	28,997
		1,247,914
Health Care Providers & Services - 4.1%
Air Methods Corp. (a)	657	24,605
BioScrip, Inc. (a)	3,115	7,569
Brookdale Senior Living, Inc. (a)	5,575	152,867
Capital Senior Living Corp. (a)	964	20,090
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Centene Corp. (a)	620	$ 38,266
Chemed Corp.	566	77,174
Community Health Systems, Inc. (a)	1,074	57,674
Envision Healthcare Holdings, Inc. (a)	1,237	50,680
ExamWorks Group, Inc. (a)	2,743	98,254
Five Star Quality Care, Inc. (a)	3,132	10,586
HealthEquity, Inc. (a)	1,158	33,953
HealthSouth Corp.	4,457	190,314
Henry Schein, Inc. (a)	225	30,782
Kindred Healthcare, Inc.	2,600	52,208
Laboratory Corp. of America Holdings (a)	365	43,001
MEDNAX, Inc. (a)	962	77,489
Premier, Inc. (a)	2,293	81,745
Select Medical Holdings Corp.	3,118	40,222
Tenet Healthcare Corp. (a)	633	31,163
Universal Health Services, Inc. Class B	790	108,341
VCA, Inc. (a)	2,753	152,461
		1,379,444
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	1,860	25,612
HMS Holdings Corp. (a)	2,405	25,132
Omnicell, Inc. (a)	476	16,174
		66,918
Life Sciences Tools & Services - 1.8%
Affymetrix, Inc. (a)	4,897	45,689
Bio-Techne Corp.	485	45,823
Cambrex Corp. (a)	675	32,272
Charles River Laboratories International, Inc. (a)	1,015	69,923
Fluidigm Corp. (a)	330	4,023
ICON PLC (a)	570	43,890
PAREXEL International Corp. (a)	2,119	139,261
PerkinElmer, Inc.	1,700	82,756
Sequenom, Inc. (a)	21,407	46,025
VWR Corp.	2,067	54,259
Waters Corp. (a)	216	26,218
		590,139
Pharmaceuticals - 2.1%
Akorn, Inc. (a)	806	32,071
Catalent, Inc. (a)	1,591	50,578
DepoMed, Inc. (a)	1,338	36,032
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Flamel Technologies SA sponsored ADR (a)	6,464	$ 143,178
GW Pharmaceuticals PLC ADR (a)	868	92,312
Horizon Pharma PLC (a)	3,873	113,169
Jazz Pharmaceuticals PLC (a)	843	142,315
Nektar Therapeutics (a)	3,418	37,769
Ocular Therapeutix, Inc. (a)	1,062	18,712
Pacira Pharmaceuticals, Inc. (a)	405	23,308
Perrigo Co. PLC	85	15,552
		704,996
TOTAL HEALTH CARE		4,662,475
INDUSTRIALS - 14.7%
Aerospace & Defense - 1.7%
AeroVironment, Inc. (a)	480	11,544
BE Aerospace, Inc.	225	10,969
HEICO Corp. Class A	1,647	71,924
Hexcel Corp.	2,786	134,452
KEYW Holding Corp. (a)	2,375	19,950
Spirit AeroSystems Holdings, Inc. Class A (a)	1,865	95,320
Teledyne Technologies, Inc. (a)	917	89,783
Textron, Inc.	540	20,952
TransDigm Group, Inc. (a)	355	81,590
Triumph Group, Inc.	407	20,102
		556,586
Air Freight & Logistics - 0.1%
Forward Air Corp.	1,003	45,155
Airlines - 0.7%
Air Canada (a)	5,793	49,449
Allegiant Travel Co.	173	35,164
American Airlines Group, Inc.	818	31,886
JetBlue Airways Corp. (a)	2,395	53,456
Southwest Airlines Co.	513	18,827
Spirit Airlines, Inc. (a)	615	31,519
		220,301
Building Products - 1.3%
A.O. Smith Corp.	1,754	113,151
Armstrong World Industries, Inc. (a)	1,045	58,112
Builders FirstSource, Inc. (a)	785	11,626
Caesarstone Sdot-Yam Ltd.	437	17,388
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Continental Building Products, Inc. (a)	677	$ 13,533
Fortune Brands Home & Security, Inc.	1,920	91,872
Masonite International Corp. (a)	695	45,905
Owens Corning	1,105	48,940
Ply Gem Holdings, Inc. (a)	602	8,187
Universal Forest Products, Inc.	265	15,916
USG Corp. (a)	808	24,652
		449,282
Commercial Services & Supplies - 2.3%
Casella Waste Systems, Inc. Class A (a)	13,454	82,877
Clean Harbors, Inc. (a)	455	22,350
Covanta Holding Corp.	1,350	26,730
Herman Miller, Inc.	1,243	33,698
Interface, Inc.	1,975	47,874
KAR Auction Services, Inc.	3,015	111,676
Knoll, Inc.	2,740	65,541
Pitney Bowes, Inc.	2,266	44,889
Ritchie Brothers Auctioneers, Inc.	3,680	101,494
Steelcase, Inc. Class A	7,432	131,026
The Brink's Co.	2,477	70,991
U.S. Ecology, Inc.	277	13,839
		752,985
Construction & Engineering - 0.7%
Fluor Corp.	958	43,704
KBR, Inc.	8,450	147,368
Quanta Services, Inc. (a)	1,203	29,161
		220,233
Electrical Equipment - 1.0%
Acuity Brands, Inc.	438	85,353
Encore Wire Corp.	1,775	57,634
Generac Holdings, Inc. (a)	1,864	57,635
Hubbell, Inc. Class B	587	57,919
Regal Beloit Corp.	922	61,470
Rockwell Automation, Inc.	150	16,775
		336,786
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	371	37,360
Machinery - 3.5%
Allison Transmission Holdings, Inc.	9,632	275,475
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
CLARCOR, Inc.	709	$ 39,966
Flowserve Corp.	438	19,767
Greenbrier Companies, Inc.	270	11,259
Harsco Corp.	1,290	14,912
IDEX Corp.	397	28,517
ITT Corp.	5,027	188,060
Lincoln Electric Holdings, Inc.	570	33,431
Manitowoc Co., Inc.	1,200	20,496
Meritor, Inc. (a)	1,150	14,548
Middleby Corp. (a)	284	30,828
Nordson Corp.	246	16,364
Oshkosh Corp.	1,725	72,536
Rexnord Corp. (a)	557	11,168
SPX Corp.	372	21,848
Stanley Black & Decker, Inc.	440	44,669
Terex Corp.	565	13,181
Trinity Industries, Inc.	3,130	84,479
Twin Disc, Inc.	530	7,415
Valmont Industries, Inc.	105	11,160
WABCO Holdings, Inc. (a)	523	60,312
Wabtec Corp.	795	76,129
Watts Water Technologies, Inc. Class A	138	7,569
Woodward, Inc.	596	27,178
Xylem, Inc.	1,190	38,616
		1,169,883
Marine - 0.3%
Danaos Corp. (a)	850	5,007
Kirby Corp. (a)	1,558	109,886
		114,893
Professional Services - 0.9%
CEB, Inc.	684	48,988
Equifax, Inc.	245	23,986
Huron Consulting Group, Inc. (a)	649	46,981
Korn/Ferry International	1,700	57,919
On Assignment, Inc. (a)	1,131	40,693
TransUnion Holding Co., Inc.	1,620	41,893
TrueBlue, Inc. (a)	1,300	31,200
		291,660
Road & Rail - 1.3%
AMERCO	197	73,788
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Kansas City Southern	200	$ 18,548
Knight Transportation, Inc.	2,026	55,107
Old Dominion Freight Lines, Inc. (a)	1,576	104,788
Ryder System, Inc.	1,887	154,677
Swift Transporation Co. (a)	2,131	41,533
		448,441
Trading Companies & Distributors - 0.8%
AerCap Holdings NV (a)	1,700	71,468
Beacon Roofing Supply, Inc. (a)	331	11,999
CAI International, Inc. (a)	572	7,528
H&E Equipment Services, Inc.	911	18,867
HD Supply Holdings, Inc. (a)	1,589	52,437
MSC Industrial Direct Co., Inc. Class A	275	18,615
United Rentals, Inc. (a)	262	18,164
Watsco, Inc.	465	56,944
		256,022
TOTAL INDUSTRIALS		4,899,587
INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 1.7%
Arris Group, Inc. (a)	3,038	80,264
Brocade Communications Systems, Inc.	2,775	29,554
Ciena Corp. (a)	8,973	200,636
Finisar Corp. (a)	2,323	35,844
Harris Corp.	920	70,674
Infinera Corp. (a)	3,401	74,210
Lumentum Holdings, Inc. (a)	1,442	28,465
Radware Ltd. (a)	1,128	20,992
Sonus Networks, Inc. (a)	1,100	7,744
Viavi Solutions, Inc. (a)	7,210	38,718
		587,101
Electronic Equipment & Components - 3.8%
Arrow Electronics, Inc. (a)	528	29,526
Avnet, Inc.	404	17,130
Belden, Inc.	528	26,606
CDW Corp.	4,122	163,850
Cognex Corp.	1,882	66,924
Dolby Laboratories, Inc. Class A	320	10,419
FEI Co.	752	56,761
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
FLIR Systems, Inc.	3,167	$ 90,671
II-VI, Inc. (a)	980	16,552
Ingram Micro, Inc. Class A	2,095	56,691
IPG Photonics Corp. (a)	1,078	91,005
Itron, Inc. (a)	540	16,200
Keysight Technologies, Inc. (a)	2,021	64,753
Maxwell Technologies, Inc. (a)	1,490	7,957
Mercury Systems, Inc. (a)	1,400	22,176
Methode Electronics, Inc. Class A	1,149	30,529
Newport Corp. (a)	1,718	26,285
OSI Systems, Inc. (a)	416	30,385
Rogers Corp. (a)	468	26,049
ScanSource, Inc. (a)	1,605	61,311
SYNNEX Corp.	1,352	107,065
Tech Data Corp. (a)	1,984	129,436
Trimble Navigation Ltd. (a)	1,179	22,283
Universal Display Corp. (a)	1,802	66,386
Zebra Technologies Corp. Class A (a)	295	24,450
		1,261,400
Internet Software & Services - 2.1%
Akamai Technologies, Inc. (a)	591	42,144
Autobytel, Inc. (a)	1,106	19,521
Baidu.com, Inc. sponsored ADR (a)	140	20,615
Bankrate, Inc. (a)	1,190	11,733
Care.com, Inc. (a)	1,505	8,940
CoStar Group, Inc. (a)	409	72,409
Five9, Inc. (a)	5,510	21,654
GoDaddy, Inc. (a)	1,973	49,483
Google, Inc. Class C	64	39,568
HomeAway, Inc. (a)	2,723	78,123
LogMeIn, Inc. (a)	2,060	128,420
Monster Worldwide, Inc. (a)	8,385	60,959
SciQuest, Inc. (a)	2,222	24,398
Stamps.com, Inc. (a)	654	53,850
TechTarget, Inc. (a)	2,165	19,983
Web.com Group, Inc. (a)	680	14,640
Wix.com Ltd. (a)	674	13,312
XO Group, Inc. (a)	1,597	23,396
		703,148
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 2.9%
Acxiom Corp. (a)	1,630	$ 34,165
Amdocs Ltd.	1,275	72,943
Black Knight Financial Services, Inc. Class A	1,281	41,594
Booz Allen Hamilton Holding Corp. Class A	1,884	50,303
Convergys Corp.	560	12,656
CoreLogic, Inc. (a)	5,022	190,585
DST Systems, Inc.	200	20,484
EPAM Systems, Inc. (a)	1,062	74,988
Euronet Worldwide, Inc. (a)	3,023	194,893
Fidelity National Information Services, Inc.	450	31,077
Genpact Ltd. (a)	1,300	29,900
Heartland Payment Systems, Inc.	620	36,940
Lionbridge Technologies, Inc. (a)	5,716	30,466
MoneyGram International, Inc. (a)	1,340	11,712
Neustar, Inc. Class A (a)	970	27,112
Total System Services, Inc.	905	41,476
VeriFone Systems, Inc. (a)	430	13,433
Virtusa Corp. (a)	814	43,077
		957,804
Semiconductors & Semiconductor Equipment - 3.0%
Atmel Corp.	5,940	48,530
Cavium, Inc. (a)	1,339	91,079
Ceva, Inc. (a)	450	8,663
Cirrus Logic, Inc. (a)	1,255	37,851
Cypress Semiconductor Corp.	1,375	13,750
FormFactor, Inc. (a)	1,600	10,640
Inphi Corp. (a)	599	14,220
Integrated Device Technology, Inc. (a)	3,150	59,819
M/A-COM Technology Solutions Holdings, Inc. (a)	2,473	72,978
Mellanox Technologies Ltd. (a)	2,495	100,898
Micron Technology, Inc. (a)	555	9,108
Microsemi Corp. (a)	1,037	32,935
MKS Instruments, Inc.	1,001	33,734
Monolithic Power Systems, Inc.	2,081	100,075
PMC-Sierra, Inc. (a)	1,660	10,441
Power Integrations, Inc.	892	35,011
Rambus, Inc. (a)	2,600	34,918
Rudolph Technologies, Inc. (a)	500	6,380
Silicon Laboratories, Inc. (a)	888	38,610
Skyworks Solutions, Inc.	925	80,799
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Tower Semiconductor Ltd. (a)	3,261	$ 39,491
Ultratech, Inc. (a)	1,490	25,628
United Microelectronics Corp. sponsored ADR	16,819	27,415
Veeco Instruments, Inc. (a)	3,152	72,717
		1,005,690
Software - 5.4%
Aspen Technology, Inc. (a)	2,049	77,596
Autodesk, Inc. (a)	440	20,570
AVG Technologies NV (a)	1,197	27,687
Barracuda Networks, Inc. (a)	2,864	75,295
CA Technologies, Inc.	455	12,417
Cadence Design Systems, Inc. (a)	3,810	76,276
Callidus Software, Inc. (a)	3,976	62,702
Check Point Software Technologies Ltd. (a)	188	14,666
CommVault Systems, Inc. (a)	1,019	36,521
Comverse, Inc. (a)	1,275	24,021
Covisint Corp. (a)	13,362	36,077
Datawatch Corp. (a)	1,124	5,845
Electronic Arts, Inc. (a)	2,297	151,947
Fair Isaac Corp.	519	44,411
Fleetmatics Group PLC (a)	810	36,256
Fortinet, Inc. (a)	1,231	51,874
GameLoft SE (a)	1,989	7,767
Gigamon, Inc. (a)	250	5,695
Guidewire Software, Inc. (a)	976	54,568
Infoblox, Inc. (a)	3,607	69,399
Interactive Intelligence Group, Inc. (a)	787	27,553
Manhattan Associates, Inc. (a)	2,117	123,802
Mentor Graphics Corp.	2,885	74,548
MicroStrategy, Inc. Class A (a)	313	62,193
Model N, Inc. (a)	699	7,200
Nuance Communications, Inc. (a)	1,780	29,317
Paycom Software, Inc. (a)	1,210	46,633
Qlik Technologies, Inc. (a)	1,575	59,630
Qualys, Inc. (a)	1,879	54,604
Rovi Corp. (a)	1,630	18,044
SeaChange International, Inc. (a)	1,680	10,147
Silver Spring Networks, Inc. (a)	1,300	15,080
SolarWinds, Inc. (a)	995	39,551
Solera Holdings, Inc.	849	40,896
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Synchronoss Technologies, Inc. (a)	704	$ 28,435
Synopsys, Inc. (a)	532	24,967
Tangoe, Inc. (a)	3,626	27,195
Ultimate Software Group, Inc. (a)	683	120,338
Verint Systems, Inc. (a)	1,856	98,980
		1,800,703
Technology Hardware, Storage & Peripherals - 0.6%
Cray, Inc. (a)	1,643	34,815
Electronics for Imaging, Inc. (a)	1,198	52,436
NCR Corp. (a)	1,274	31,965
Quantum Corp. (a)	4,550	5,324
SanDisk Corp.	875	47,740
Super Micro Computer, Inc. (a)	621	16,984
		189,264
TOTAL INFORMATION TECHNOLOGY		6,505,110
MATERIALS - 4.8%
Chemicals - 1.9%
Albemarle Corp. U.S.	1,140	51,539
Ashland, Inc.	271	28,447
Celanese Corp. Class A	1,430	86,715
Chemtura Corp. (a)	1,838	49,994
FMC Corp.	488	20,647
H.B. Fuller Co.	1,910	69,218
LSB Industries, Inc. (a)	2,512	60,062
Methanex Corp.	467	19,112
OM Group, Inc.	1,740	58,290
PolyOne Corp.	1,795	58,284
The Scotts Miracle-Gro Co. Class A	465	28,918
Tronox Ltd. Class A	903	7,269
Valspar Corp.	1,247	91,405
		629,900
Construction Materials - 0.7%
Eagle Materials, Inc.	1,224	100,160
Headwaters, Inc. (a)	3,420	69,016
Martin Marietta Materials, Inc.	359	60,240
		229,416
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 1.6%
Avery Dennison Corp.	510	$ 29,621
Berry Plastics Group, Inc. (a)	5,328	157,709
Crown Holdings, Inc. (a)	1,945	96,414
Graphic Packaging Holding Co.	4,870	68,667
WestRock Co.	2,836	168,317
		520,728
Metals & Mining - 0.6%
Carpenter Technology Corp.	640	24,960
Cliffs Natural Resources, Inc.	1,950	7,742
New Gold, Inc. (a)	4,751	10,942
Newmont Mining Corp.	2,122	36,223
Nucor Corp.	800	34,632
Royal Gold, Inc.	261	12,559
United States Steel Corp.	2,950	48,321
Yamana Gold, Inc.	20,465	38,422
		213,801
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	1,077	12,332
TOTAL MATERIALS		1,606,177
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.0%
8x8, Inc. (a)	6,561	50,717
inContact, Inc. (a)	12,440	93,922
Level 3 Communications, Inc. (a)	1,985	88,789
Vonage Holdings Corp. (a)	8,561	47,514
Zayo Group Holdings, Inc.	1,550	43,354
		324,296
Wireless Telecommunication Services - 0.4%
RingCentral, Inc. (a)	1,359	23,388
SBA Communications Corp. Class A (a)	771	91,132
Telephone & Data Systems, Inc.	300	8,532
U.S. Cellular Corp. (a)	210	7,753
		130,805
TOTAL TELECOMMUNICATION SERVICES		455,101
Common Stocks - continued
	Shares	Value
UTILITIES - 1.5%
Electric Utilities - 0.5%
Allete, Inc.	320	$ 15,290
Great Plains Energy, Inc.	1,253	31,225
ITC Holdings Corp.	1,117	36,526
UIL Holdings Corp.	847	38,564
Westar Energy, Inc.	893	32,639
		154,244
Gas Utilities - 0.2%
Atmos Energy Corp.	1,035	56,708
Independent Power and Renewable Electricity Producers - 0.6%
Atlantic Power Corp.	3,650	8,601
Dynegy, Inc. (a)	4,740	122,055
NRG Energy, Inc.	3,298	65,696
Ormat Technologies, Inc.	570	20,064
		216,416
Multi-Utilities - 0.2%
Ameren Corp.	1,385	55,802
DTE Energy Co.	305	23,808
		79,610
TOTAL UTILITIES		506,978
TOTAL COMMON STOCKS (Cost $27,436,272)		31,053,020
Equity Funds - 0.9%

Sector Funds - 0.9%
PowerShares S&P SmallCap Financials Portfolio ETF (Cost $274,502)	7,690	307,677
U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% 10/22/15 (c) (Cost $59,997)	$ 60,000	59,998
Money Market Funds - 5.8%
	Shares	Value
SSgA U.S. Treasury Money Market Fund Class N, 0% (a)(b) (Cost $1,945,385)	1,945,385	$ 1,945,385
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $29,716,156)		33,366,080
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5,429)
NET ASSETS - 100%		$ 33,360,651
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
4 CME E-mini S&P MidCap 400 Index Contracts (United States)	Sept. 2015	$ 565,800	$ (44,663)
5 ICE Russell 2000 Index Contracts (United States)	Sept. 2015	578,750	(50,371)
TOTAL EQUITY INDEX CONTRACTS		$ 1,144,550	$ (95,034)

The face value of futures purchased as a percentage of net assets is 3.4%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $1,051,160.
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $59,998.
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,613,022	$ 4,613,022	$ -	$ -
Consumer Staples	548,373	548,373	-	-
Energy	984,621	984,621	-	-
Financials	6,271,576	6,271,576	-	-
Health Care	4,662,475	4,662,475	-	-
Industrials	4,899,587	4,899,587	-	-
Information Technology	6,505,110	6,505,110	-	-
Materials	1,606,177	1,606,177	-	-
Telecommunication Services	455,101	455,101	-	-
Utilities	506,978	506,978	-	-
Equity Funds	307,677	307,677	-	-
U.S. Treasury Obligations	59,998	-	59,998	-
Money Market Funds	1,945,385	1,945,385	-	-
Total Investments in Securities:	$ 33,366,080	$ 33,306,082	$ 59,998	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (95,034)	$ (95,034)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (95,034)
Total Value of Derivatives	$ -	$ (95,034)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $29,716,156)		$ 33,366,080
Foreign currency held at value (cost $2)		2
Receivable for investments sold		266,221
Receivable for fund shares sold		22,863
Dividends receivable		13,438
Prepaid expenses		117
Receivable from investment adviser for expense reductions		1,709
Other receivables		161
Total assets		33,670,591

Liabilities
Payable for investments purchased	$ 243,473
Payable for fund shares redeemed	376
Accrued management fee	22,237
Distribution and service plan fees payable	23
Payable for daily variation margin for derivative instruments	9,290
Audit fee payable	21,584
Other affiliated payables	3,836
Other payables and accrued expenses	9,121
Total liabilities		309,940

Net Assets		$ 33,360,651
Net Assets consist of:
Paid in capital		$ 28,138,510
Accumulated net investment loss		(37,278)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,704,529
Net unrealized appreciation (depreciation) on investments		3,554,890
Net Assets		$ 33,360,651

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2015 (Unaudited)

Small-Mid Cap Multi-Manager:
Net Asset Value, offering price and redemption price per share ($31,681,778 ÷ 2,971,123 shares)	$ 10.66

Class F:
Net Asset Value, offering price and redemption price per share ($1,463,505 ÷ 136,895 shares)	$ 10.69

Class L:
Net Asset Value, offering price and redemption price per share ($107,922 ÷ 10,131 shares)	$ 10.65

Class N:
Net Asset Value, offering price and redemption price per share ($107,446 ÷ 10,099 shares)	$ 10.64

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2015 (Unaudited)

Investment Income
Dividends:
Unaffiliated issuers		$ 165,363
Interest		6
Total income		165,369

Expenses
Management fee	$ 138,133
Transfer agent fees	16,332
Distribution and service plan fees	143
Accounting fees and expenses	6,839
Custodian fees and expenses	22,904
Independent trustees' compensation	193
Registration fees	15,759
Audit	31,431
Legal	139
Miscellaneous	189
Total expenses before reductions	232,062
Expense reductions	(29,615)	202,447
Net investment income (loss)		(37,078)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,770,818
Foreign currency transactions	426
Futures contracts	83,722
Total net realized gain (loss)		1,854,966
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,270,265)
Assets and liabilities in foreign currencies	3
Futures contracts	(153,392)
Total change in net unrealized appreciation (depreciation)		(3,423,654)
Net gain (loss)		(1,568,688)
Net increase (decrease) in net assets resulting from operations		$ (1,605,766)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (37,078)	$ (117,041)
Net realized gain (loss)	1,854,966	6,710,123
Change in net unrealized appreciation (depreciation)	(3,423,654)	(4,244,918)
Net increase (decrease) in net assets resulting from operations	(1,605,766)	2,348,164
Distributions to shareholders from net realized gain	(690,765)	(7,543,706)
Share transactions - net increase (decrease)	1,213,281	(18,356,959)
Redemption fees	34	418
Total increase (decrease) in net assets	(1,083,216)	(23,552,083)

Net Assets
Beginning of period	34,443,867	57,995,950
End of period (including accumulated net investment loss of $37,278 and accumulated net investment loss of $200, respectively)	$ 33,360,651	$ 34,443,867

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small-Mid Cap Multi-Manager

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.40	$ 13.46	$ 12.25	$ 11.24	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	(.04)	(.03)	.04	- I
Net realized and unrealized gain (loss)	(.50)	.70	3.24	1.30	1.25
Total from investment operations	(.51)	.66	3.21	1.34	1.25
Distributions from net investment income	-	-	-	(.04) F	-
Distributions from net realized gain	(.23)	(2.72)	(2.00)	(.30) F	(.01) F
Total distributions	(.23)	(2.72)	(2.00)	(.33) J	(.01)
Redemption fees added to paid in capitalD	- I	- I	- I	- I	-
Net asset value, end of period	$ 10.66	$ 11.40	$ 13.46	$ 12.25	$ 11.24
Total ReturnB, C	(4.63)%	5.88%	27.21%	12.26%	12.46%
Ratios to Average Net AssetsG
Expenses before reductions	1.32%A	1.34%	1.25%	1.16%	1.58%A
Expenses net of fee waivers, if any	1.16%A	1.16%	1.16%	1.16%	1.16%A
Expenses net of all reductions	1.15%A	1.16%	1.16%	1.16%	1.16%A
Net investment income (loss)	(.21)%A	(.29)%	(.19)%	.35%	(.19)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,682	$ 32,904	$ 57,019	$ 44,361	$ 39,375
Portfolio turnover rateH	84%A	85%	117%	66%	11%K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 20, 2011 (commencement of operations) to February 29, 2012.

F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

I Amount represents less than $.005 per share.

J Total distributions of $.33 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.296 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 13.47	$ 12.25	$ 11.49
Income from Investment Operations
Net investment income (loss) D	(.01)	(.02)	(.01)	.01
Net realized and unrealized gain (loss)	(.49)	.69	3.24	.91
Total from investment operations	(.50)	.67	3.23	.92
Distributions from net investment income	-	-	-	(.04) F
Distributions from net realized gain	(.23)	(2.72)	(2.01)	(.12) F
Total distributions	(.23)	(2.72)	(2.01)	(.16)
Redemption fees added to paid in capitalD, I	-	-	-	-
Net asset value, end of period	$ 10.69	$ 11.42	$ 13.47	$ 12.25
Total ReturnB, C	(4.53)%	5.95%	27.40%	8.11%
Ratios to Average Net AssetsG
Expenses before reductions	1.22%A	1.29%	1.24%	1.11%A
Expenses net of fee waivers, if any	1.06%A	1.06%	1.06%	1.06%A
Expenses net of all reductions	1.06%A	1.06%	1.05%	1.06%A
Net investment income (loss)	(.12)%A	(.19)%	(.09)%	.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,464	$ 1,314	$ 763	$ 186
Portfolio turnover rateH	84%A	85%	117%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

I Amount represents less than $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.39	$ 13.45	$ 14.28
Income from Investment Operations
Net investment income (loss) D	(.01)	(.04)	(.01)
Net realized and unrealized gain (loss)	(.50)	.70	.93
Total from investment operations	(.51)	.66	.92
Distributions from net realized gain	(.23)	(2.72)	(1.75)
Redemption fees added to paid in capitalD, H	-	-	-
Net asset value, end of period	$ 10.65	$ 11.39	$ 13.45
Total ReturnB, C	(4.63)%	5.89%	6.84%
Ratios to Average Net AssetsF
Expenses before reductions	1.31%A	1.37%	1.54%A
Expenses net of fee waivers, if any	1.16%A	1.16%	1.16%A
Expenses net of all reductions	1.16%A	1.16%	1.16%A
Net investment income (loss)	(.22)%A	(.29)%	(.17)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 108	$ 113	$ 107
Portfolio turnover rateG	84%A	85%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.38	$ 13.44	$ 14.28
Income from Investment Operations
Net investment income (loss) D	(.03)	(.07)	(.02)
Net realized and unrealized gain (loss)	(.49)	.70	.92
Total from investment operations	(.52)	.63	.90
Distributions from net realized gain	(.22)	(2.69)	(1.74)
Redemption fees added to paid in capitalD, H	-	-	-
Net asset value, end of period	$ 10.64	$ 11.38	$ 13.44
Total ReturnB, C	(4.67)%	5.62%	6.73%
Ratios to Average Net AssetsF
Expenses before reductions	1.57%A	1.62%	1.81%A
Expenses net of fee waivers, if any	1.41%A	1.41%	1.41%A
Expenses net of all reductions	1.40%A	1.41%	1.41%A
Net investment income (loss)	(.46)%A	(.54)%	(.42)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107	$ 113	$ 107
Portfolio turnover rateG	84%A	85%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2015 (Unaudited)

1. Organization.

Strategic Advisers® Small-Mid Cap Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund offers Small-Mid Cap Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

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Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

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2. Significant Accounting Policies - continued

Investment Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a

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Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

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2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, net operating losses and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 5,594,047
Gross unrealized depreciation	(2,004,339)
Net unrealized appreciation (depreciation) on securities	$ 3,589,708

Tax cost	$ 29,776,372

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

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Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities

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3. Derivative Instruments - continued

Futures Contracts - continued

deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $83,722 and a change in net unrealized appreciation (depreciation) of $(153,392) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $14,240,580 and $13,803,273, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.15% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .79% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Advisory Research, Inc., Fisher Investments, Invesco Advisers, Inc., Kennedy Capital Management, Inc., Neuberger Berman Management, LLC, Portolan Capital Management, LLC, RS Investment Management Co. LLC, Systematic Financial Management, L.P. and The Boston Company Asset Management, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Pyramis Global Advisors, LLC (Pyramis), an affiliate of the investment adviser, has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Pyramis has not been allocated any portion of the Fund's assets. Pyramis in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

In September 2015, the Board of Trustees approved the appointment of AllianceBernstein L.P. (AB) as an additional sub-adviser for the Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 143	$ 143

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets*
Small-Mid Cap Multi-Manager	$ 16,232.10
Class L	50.09
Class N	50.09
	$ 16,332

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser or Sub-adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $98 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $26 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has voluntarily agreed to waive the Fund's management fee in an amount equal to .01% of the Fund's average net assets. During the period, this waiver reduced the fund's management fee by $1,757.

The investment adviser has also contractually agreed to reimburse Small-Mid Cap Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2016. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Small-Mid Cap Multi-Manager	1.16%	$ 25,635
Class F	1.06%	1,092
Class L	1.16%	82
Class N	1.41%	84

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $42 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of class-level operating expenses as follows:

Small-Mid Cap Multi-Manager	$ 919
Class L	2
Class N	2
Total	$ 923

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Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2015	Year ended February 28, 2015
From net realized gain
Small-Mid Cap Multi-Manager	$ 659,528	$ 7,265,773
Class F	26,753	233,738
Class L	2,265	22,236
Class N	2,219	21,959
Total	$ 690,765	$ 7,543,706

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended August 31, 2015	Year ended February 28, 2015	Six months ended August 31, 2015	Year ended February 28, 2015
Small-Mid Cap Multi-Manager
Shares sold	36,601	113,122	$ 415,089	$ 1,444,927
Reinvestment of distributions	57,601	642,246	659,528	7,265,773
Shares redeemed	(10,129)	(2,104,296)	(115,025)	(27,818,119)
Net increase (decrease)	84,073	(1,348,928)	$ 959,592	$ (19,107,419)
Class F
Shares sold	30,648	45,500	$ 350,284	$ 572,509
Reinvestment of distributions	2,332	20,962	26,753	233,738
Shares redeemed	(11,113)	(8,120)	(127,832)	(99,982)
Net increase (decrease)	21,867	58,342	$ 249,205	$ 706,265
Class L
Reinvestment of distributions	198	1,989	2,265	22,236
Net increase (decrease)	198	1,989	$ 2,265	$ 22,236
Class N
Reinvestment of distributions	194	1,964	2,219	21,959
Net increase (decrease)	194	1,964	$ 2,219	$ 21,959

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

10. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 93% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Small-Mid Cap Multi-Manager Fund

On March 5, 2015, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with Portolan Capital Management, LLC (New Sub-Adviser) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the New Sub-Adviser, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the New Sub-Adviser's investment staff, its use of technology, and the New Sub-Adviser's approach to managing and compensating investment personnel. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board also considered the historical investment performance of the New Sub-Adviser and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the projected change in the fund's total operating expenses as a result of hiring the New Sub-Adviser. The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.15% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund, Strategic Advisers' portion of the management fee or Strategic Advisers' voluntary agreement to waive 0.01% of the management fee for the fund. The Board considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 1.16%, 1.16% and 1.41%, respectively, through April 30, 2016. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 1.06% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Adviser, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Adviser will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Semiannual Report

Possible Economies of Scale. The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to shareholders.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Strategic Advisers Small-Mid Cap Multi-Manager Fund

On June 4, 2015, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement (the Current Sub-Advisory Agreement) with Kennedy Capital Management, Inc. (Kennedy) for the fund (the Amended Sub-Advisory Agreement), which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to Kennedy on behalf of the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the Current Sub-Advisory Agreement, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered that it reviewed information regarding the staffing within Kennedy, including the backgrounds and compensation of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy in connection with the annual renewal of the Current Sub-Advisory Agreement at its September 2014 Board meeting, as well as the information provided by Kennedy in connection with the upcoming renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting.

The Board considered that the Amended Sub-Advisory Agreement will not result in any changes to the nature and quality of the services provided to the fund. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance. The Board considered that it reviewed historical investment performance of Kennedy in managing fund assets in connection with the Board's renewal of the Current Sub-Advisory Agreement as well as the information provided by Kennedy regarding its performance in connection with the upcoming renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Semiannual Report

Competitiveness of Management Fee and Total Fund Expenses.

The Board considered that the new fee schedule will lower the amount of fees paid by Strategic Advisers to Kennedy on behalf of the fund. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee Strategic Advisers' voluntary agreement to waive 0.01% of the management fee for the fund or Strategic Advisers' expense reimbursement arrangements for each class of the fund. The Board also considered that if total fund expenses are below the limits of the expense reimbursement arrangements in place for each class of the fund the Amended Sub-Advisory Agreement has the potential to reduce total net fund expenses by the same amount as any resulting decrease in the fund's management fee. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviewed information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2014 Board meeting, as well as the information provided by Strategic Advisers in connection with the upcoming renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Possible Economies of Scale. The Board considered that the Amended Sub-Advisory Agreement, like the Current Sub-Advisory Agreement, provides for breakpoints as the fund's assets grow and noted that the decline in sub-advisory fees pursuant to the new fee schedule will accrue directly to shareholders. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2014 Board meeting, as well as the information provided by Strategic Advisers in connection with the upcoming renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Advisory Research, Inc.

AllianceBernstein L.P.

The Boston Company Asset
Management, LLC

Fisher Investments

Invesco Advisers, Inc.

Kennedy Capital Management, Inc.

Neuberger Berman Management LLC

Portolan Capital Management, LLC

Pyramis Global Advisors, LLC

RS Investment
Management Co. LLC

Systematic Financial Management, L.P.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AMM-F-SANN-1015
1.951529.102

Strategic Advisers®
Small-Mid Cap Multi-Manager Fund - Class L and Class N

Semiannual Report

August 31, 2015

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
Small-Mid Cap Multi-Manager	1.16%
Actual		$ 1,000.00	$ 953.70	$ 5.70
HypotheticalA		$ 1,000.00	$ 1,019.30	$ 5.89
Class F	1.06%
Actual		$ 1,000.00	$ 954.70	$ 5.21
HypotheticalA		$ 1,000.00	$ 1,019.81	$ 5.38
Class L	1.16%
Actual		$ 1,000.00	$ 953.70	$ 5.70
HypotheticalA		$ 1,000.00	$ 1,019.30	$ 5.89
Class N	1.41%
Actual		$ 1,000.00	$ 953.30	$ 6.92
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 7.15

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
PowerShares S&P SmallCap Financials Portfolio ETF	0.9	0.9
Allison Transmission Holdings, Inc.	0.8	0.7
SVB Financial Group	0.8	0.8
Voya Financial, Inc.	0.8	0.9
E*TRADE Financial Corp.	0.8	0.3
FNF Group	0.6	0.6
Ciena Corp.	0.6	0.5
Euronet Worldwide, Inc.	0.6	0.6
CoreLogic, Inc.	0.6	0.5
HealthSouth Corp.	0.6	0.5
	7.1
Top Five Market Sectors as of August 31, 2015
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.5	19.6
Financials	18.8	18.7
Industrials	14.7	14.8
Health Care	14.0	12.7
Consumer Discretionary	13.8	12.3
Asset Allocation (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
Common Stocks 93.1%	Common Stocks 91.4%
Small Growth Funds 0.0%	Small Growth Funds 1.9%
Sector Funds 0.9%	Sector Funds 0.9%
Short-Term Investments and Net Other Assets (Liabilities) 6.0%	Short-Term Investments and Net Other Assets (Liabilities) 5.8%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Semiannual Report

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.1%
	Shares	Value
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 1.1%
BorgWarner, Inc.	360	$ 15,710
Cooper Tire & Rubber Co.	658	25,399
Dana Holding Corp.	3,564	62,513
Delphi Automotive PLC	151	11,404
Gentex Corp.	3,701	57,366
Tenneco, Inc. (a)	263	12,374
The Goodyear Tire & Rubber Co.	787	23,429
Tower International, Inc. (a)	1,290	31,541
Visteon Corp. (a)	1,228	122,382
		362,118
Automobiles - 0.3%
General Motors Co.	175	5,152
Harley-Davidson, Inc.	1,800	100,890
		106,042
Distributors - 0.6%
LKQ Corp. (a)	4,502	135,015
Pool Corp.	766	53,375
		188,390
Diversified Consumer Services - 0.6%
H&R Block, Inc.	2,232	75,933
Houghton Mifflin Harcourt Co. (a)	19	429
LifeLock, Inc. (a)	2,324	19,638
ServiceMaster Global Holdings, Inc. (a)	3,065	107,827
		203,827
Hotels, Restaurants & Leisure - 3.3%
BJ's Restaurants, Inc. (a)	929	39,938
Bravo Brio Restaurant Group, Inc. (a)	1,364	17,391
Brinker International, Inc.	762	40,485
Carrols Restaurant Group, Inc. (a)	2,311	29,234
Choice Hotels International, Inc.	647	32,997
Domino's Pizza, Inc.	460	48,732
Dunkin' Brands Group, Inc.	919	46,097
El Pollo Loco Holdings, Inc. (a)	1,802	23,444
Fiesta Restaurant Group, Inc. (a)	606	31,294
Galaxy Entertainment Group Ltd.	2,591	8,308
Hyatt Hotels Corp. Class A (a)	1,685	86,323
Jack in the Box, Inc.	690	53,944
La Quinta Holdings, Inc. (a)	3,210	60,509
MGM Mirage, Inc. (a)	4,810	98,268
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Noodles & Co. (a)	1,291	$ 15,389
Papa John's International, Inc.	870	58,508
Penn National Gaming, Inc. (a)	2,740	49,758
Popeyes Louisiana Kitchen, Inc. (a)	810	45,052
Six Flags Entertainment Corp.	1,880	84,544
Starwood Hotels & Resorts Worldwide, Inc.	340	24,300
Texas Roadhouse, Inc. Class A	1,344	48,371
The Cheesecake Factory, Inc.	1,600	86,832
Vail Resorts, Inc.	465	50,178
Wendy's Co.	3,525	32,113
		1,112,009
Household Durables - 0.7%
Beazer Homes U.S.A., Inc. (a)	792	13,226
D.R. Horton, Inc.	1,030	31,281
Dixie Group, Inc. (a)	1,813	18,112
Harman International Industries, Inc.	56	5,473
Helen of Troy Ltd. (a)	210	17,879
iRobot Corp. (a)	1,960	57,428
Standard Pacific Corp. (a)	5,177	43,746
Toll Brothers, Inc. (a)	800	29,576
WCI Communities, Inc. (a)	516	12,859
		229,580
Internet & Catalog Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)	1,161	9,741
Groupon, Inc. Class A (a)	9,472	42,624
Overstock.com, Inc. (a)	555	10,906
Shutterfly, Inc. (a)	1,927	74,883
		138,154
Leisure Products - 0.4%
Brunswick Corp.	2,430	120,795
Polaris Industries, Inc.	245	31,818
		152,613
Media - 1.6%
Cablevision Systems Corp. - NY Group Class A	1,115	28,065
Crown Media Holdings, Inc. Class A (a)	850	4,548
Discovery Communications, Inc. Class A (a)	335	8,911
Gray Television, Inc. (a)	3,375	39,116
IMAX Corp. (a)	3,470	108,785
Media General, Inc. (a)	1,759	20,668
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
New Media Investment Group, Inc.	2,800	$ 41,776
News Corp. Class A	1,468	20,009
Scholastic Corp.	276	11,926
Sinclair Broadcast Group, Inc. Class A	2,714	72,681
Tegna, Inc.	2,455	58,404
Tribune Media Co. Class A	2,725	108,837
		523,726
Multiline Retail - 0.1%
Tuesday Morning Corp. (a)	2,631	20,864
Specialty Retail - 3.4%
Aarons, Inc. Class A	912	34,337
American Eagle Outfitters, Inc.	7,733	131,616
Cabela's, Inc. Class A (a)	160	7,195
CarMax, Inc. (a)	605	36,905
CST Brands, Inc.	4,125	143,220
Destination Maternity Corp.	1,528	17,343
Destination XL Group, Inc. (a)	5,087	30,776
DSW, Inc. Class A	2,041	60,597
Express, Inc. (a)	900	18,360
Five Below, Inc. (a)	982	37,974
Foot Locker, Inc.	695	49,199
Group 1 Automotive, Inc.	932	81,457
Lithia Motors, Inc. Class A (sub. vtg.)	567	60,442
New York & Co., Inc. (a)	900	2,367
Office Depot, Inc. (a)	1,656	13,132
Outerwall, Inc.	358	22,053
Rent-A-Center, Inc.	427	11,482
Restoration Hardware Holdings, Inc. (a)	1,459	134,928
Ross Stores, Inc.	220	10,696
Select Comfort Corp. (a)	450	10,958
Staples, Inc.	2,167	30,793
The Children's Place Retail Stores, Inc.	395	23,668
The Men's Wearhouse, Inc.	560	31,612
Tile Shop Holdings, Inc. (a)	1,055	12,555
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	500	79,045
Vitamin Shoppe, Inc. (a)	645	23,091
Williams-Sonoma, Inc.	369	28,055
		1,143,856
Textiles, Apparel & Luxury Goods - 1.3%
Carter's, Inc.	1,156	113,646
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Crocs, Inc. (a)	770	$ 11,342
G-III Apparel Group Ltd. (a)	1,214	84,167
Oxford Industries, Inc.	415	34,926
PVH Corp.	1,121	133,377
Steven Madden Ltd. (a)	1,331	54,385
		431,843
TOTAL CONSUMER DISCRETIONARY		4,613,022
CONSUMER STAPLES - 1.6%
Food & Staples Retailing - 0.3%
Fresh Market, Inc. (a)	1,661	35,761
PriceSmart, Inc.	41	3,485
Smart & Final Stores, Inc.	2,396	39,055
Sprouts Farmers Market LLC (a)	1,055	21,490
		99,791
Food Products - 1.0%
B&G Foods, Inc. Class A	1,191	36,194
Blue Buffalo Pet Products, Inc. (a)	1,610	41,136
Cal-Maine Foods, Inc.	663	35,219
Ingredion, Inc.	180	15,541
Lancaster Colony Corp.	540	51,208
Pilgrim's Pride Corp.	2,205	46,250
Pinnacle Foods, Inc.	2,785	124,879
		350,427
Household Products - 0.2%
Energizer Holdings, Inc.	145	6,055
Spectrum Brands Holdings, Inc.	678	66,634
		72,689
Personal Products - 0.1%
Edgewell Personal Care Co. (a)	145	12,769
Elizabeth Arden, Inc. (a)	650	7,170
Nu Skin Enterprises, Inc. Class A	121	5,527
		25,466
TOTAL CONSUMER STAPLES		548,373
Common Stocks - continued
	Shares	Value
ENERGY - 3.0%
Energy Equipment & Services - 0.8%
Atwood Oceanics, Inc.	661	$ 12,632
Dril-Quip, Inc. (a)	696	47,982
Forum Energy Technologies, Inc. (a)	981	15,421
Helmerich & Payne, Inc.	135	7,966
ION Geophysical Corp. (a)	2,800	1,456
McDermott International, Inc. (a)	1,150	5,842
Oceaneering International, Inc.	662	29,009
Patterson-UTI Energy, Inc.	1,805	29,385
Precision Drilling Corp.	18,350	88,430
TETRA Technologies, Inc. (a)	2,000	15,380
		253,503
Oil, Gas & Consumable Fuels - 2.2%
Abraxas Petroleum Corp. (a)	4,600	8,970
Carrizo Oil & Gas, Inc. (a)	2,407	87,687
Diamondback Energy, Inc.	360	24,584
Energen Corp.	2,437	126,724
Gulfport Energy Corp. (a)	1,300	46,579
Laredo Petroleum, Inc. (a)	1,488	15,163
Memorial Resource Development Corp. (a)	1,358	26,359
Newfield Exploration Co. (a)	3,465	115,419
Oasis Petroleum, Inc. (a)	1,128	12,588
PBF Energy, Inc. Class A	1,060	31,715
Pioneer Natural Resources Co.	285	35,072
SemGroup Corp. Class A	515	28,325
Sunoco Logistics Partners, LP	1,606	63,244
Synergy Resources Corp. (a)	1,167	12,534
Tsakos Energy Navigation Ltd.	2,465	18,512
Ultra Petroleum Corp. (a)	1,804	15,370
Valero Energy Corp.	240	14,242
Whiting Petroleum Corp. (a)	541	10,458
WPX Energy, Inc. (a)	5,140	37,573
		731,118
TOTAL ENERGY		984,621
FINANCIALS - 18.8%
Banks - 5.1%
BankUnited, Inc.	1,685	60,053
BOK Financial Corp.	990	62,647
Cathay General Bancorp	1,481	43,882
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
CIT Group, Inc.	1,685	$ 73,196
Columbia Banking Systems, Inc.	1,325	40,161
Comerica, Inc.	380	16,720
Cullen/Frost Bankers, Inc.	1,003	64,854
CVB Financial Corp.	1,320	21,450
East West Bancorp, Inc.	1,639	66,232
First Niagara Financial Group, Inc.	2,120	19,610
First Republic Bank	1,190	71,769
Great Western Bancorp, Inc.	949	23,886
Hancock Holding Co.	1,990	55,879
Home Bancshares, Inc.	1,254	47,802
Huntington Bancshares, Inc.	9,960	108,664
Investors Bancorp, Inc.	7,905	93,121
PacWest Bancorp	758	32,321
Pinnacle Financial Partners, Inc.	831	39,406
PrivateBancorp, Inc.	2,035	77,025
Regions Financial Corp.	2,525	24,215
SVB Financial Group (a)	2,115	264,544
Talmer Bancorp, Inc. Class A	2,118	34,418
TCF Financial Corp.	1,450	22,504
Texas Capital Bancshares, Inc. (a)	375	20,198
Umpqua Holdings Corp.	3,827	63,949
United Community Bank, Inc.	4,420	86,499
Webster Financial Corp.	4,295	151,957
		1,686,962
Capital Markets - 3.3%
Affiliated Managers Group, Inc. (a)	215	40,085
American Capital Ltd. (a)	6,545	91,041
Ameriprise Financial, Inc.	215	24,224
Ares Capital Corp.	1,545	24,365
E*TRADE Financial Corp. (a)	9,592	252,174
Invesco Ltd.	1,945	66,344
Janus Capital Group, Inc.	2,594	38,599
Lazard Ltd. Class A	3,626	180,321
Oaktree Capital Group LLC Class A	661	35,033
Raymond James Financial, Inc.	2,375	125,851
SEI Investments Co.	1,040	52,603
Stifel Financial Corp. (a)	1,483	69,108
T. Rowe Price Group, Inc.	180	12,938
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Waddell & Reed Financial, Inc. Class A	280	$ 10,940
WisdomTree Investments, Inc.	4,276	80,175
		1,103,801
Consumer Finance - 1.0%
Ally Financial, Inc. (a)	3,775	82,522
Discover Financial Services	1,365	73,341
PRA Group, Inc. (a)	1,473	78,496
Santander Consumer U.S.A. Holdings, Inc. (a)	2,560	57,498
SLM Corp. (a)	3,390	28,747
		320,604
Diversified Financial Services - 1.2%
IntercontinentalExchange Group, Inc.	78	17,816
Leucadia National Corp.	4,509	96,763
MarketAxess Holdings, Inc.	260	23,509
Voya Financial, Inc.	5,928	255,378
		393,466
Insurance - 3.0%
Allied World Assur Co. Holdings AG	3,735	149,176
American Equity Investment Life Holding Co.	1,887	45,779
American Financial Group, Inc.	407	28,107
AmTrust Financial Services, Inc.	602	35,006
Aon PLC	401	37,469
Cincinnati Financial Corp.	455	23,810
CNO Financial Group, Inc.	4,013	71,793
Fidelity & Guaranty Life	610	15,043
FNF Group	5,953	216,749
FNFV Group (a)	2,160	31,255
Primerica, Inc.	417	17,718
Reinsurance Group of America, Inc.	293	26,628
RenaissanceRe Holdings Ltd.	365	37,212
Torchmark Corp.	425	24,846
Unum Group	500	16,770
White Mountains Insurance Group Ltd.	200	143,862
XL Group PLC Class A	2,490	92,852
		1,014,075
Real Estate Investment Trusts - 3.2%
Altisource Residential Corp. Class B	2,202	33,625
American Residential Properties, Inc.	1,240	21,018
Ashford Hospitality Trust, Inc.	1,658	12,833
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
BioMed Realty Trust, Inc.	7,450	$ 137,825
Chesapeake Lodging Trust	547	15,814
Communications Sales & Leasing, Inc.	550	11,055
Corporate Office Properties Trust (SBI)	1,202	25,278
Corrections Corp. of America	1,368	40,192
Cousins Properties, Inc.	1,686	15,461
DuPont Fabros Technology, Inc.	3,325	88,877
Essex Property Trust, Inc.	65	13,950
Extra Space Storage, Inc.	650	47,762
Gramercy Property Trust, Inc.	293	6,478
Hersha Hospitality Trust	900	21,996
Kite Realty Group Trust	928	21,817
Liberty Property Trust (SBI)	4,170	128,186
Medical Properties Trust, Inc.	3,046	35,547
Mid-America Apartment Communities, Inc.	536	42,124
National Retail Properties, Inc.	530	18,418
Physicians Realty Trust	3,650	52,925
Prologis, Inc.	280	10,640
Ryman Hospitality Properties, Inc.	2,105	107,839
SL Green Realty Corp.	680	70,387
Sunstone Hotel Investors, Inc.	5,516	76,286
Weyerhaeuser Co.	780	21,793
		1,078,126
Real Estate Management & Development - 1.6%
Alexander & Baldwin, Inc.	3,982	134,711
Altisource Portfolio Solutions SA (a)	284	7,642
CBRE Group, Inc. (a)	3,625	116,073
Howard Hughes Corp. (a)	216	27,127
Jones Lang LaSalle, Inc.	241	35,878
Kennedy-Wilson Holdings, Inc.	4,675	112,013
Realogy Holdings Corp. (a)	2,750	110,825
		544,269
Thrifts & Mortgage Finance - 0.4%
EverBank Financial Corp.	4,478	88,575
Walker & Dunlop, Inc. (a)	245	5,961
Washington Federal, Inc.	1,575	35,737
		130,273
TOTAL FINANCIALS		6,271,576
Common Stocks - continued
	Shares	Value
HEALTH CARE - 14.0%
Biotechnology - 2.0%
ACADIA Pharmaceuticals, Inc. (a)	935	$ 34,249
Alnylam Pharmaceuticals, Inc. (a)	449	46,207
Anacor Pharmaceuticals, Inc. (a)	360	46,948
Cepheid, Inc. (a)	1,701	82,907
Enanta Pharmaceuticals, Inc. (a)	577	22,526
Exact Sciences Corp. (a)	2,680	59,255
Incyte Corp. (a)	572	66,461
Insys Therapeutics, Inc. (a)	358	11,606
Ligand Pharmaceuticals, Inc. Class B (a)	1,180	108,489
Merrimack Pharmaceuticals, Inc. (a)	2,306	23,268
Neurocrine Biosciences, Inc. (a)	1,095	50,786
Repligen Corp. (a)	2,369	80,736
Seattle Genetics, Inc. (a)	984	39,626
		673,064
Health Care Equipment & Supplies - 3.8%
Abiomed, Inc. (a)	514	49,293
Accuray, Inc. (a)	2,000	13,780
Alere, Inc. (a)	1,389	72,186
Analogic Corp.	683	55,036
Anika Therapeutics, Inc. (a)	2,173	76,946
Cryolife, Inc.	1,321	12,919
DexCom, Inc. (a)	1,363	128,313
Globus Medical, Inc. (a)	4,505	110,012
HeartWare International, Inc. (a)	1,044	89,366
Hill-Rom Holdings, Inc.	1,099	58,071
Hologic, Inc. (a)	3,225	125,162
IDEXX Laboratories, Inc. (a)	692	49,457
NuVasive, Inc. (a)	1,223	64,477
Sirona Dental Systems, Inc. (a)	722	68,864
St. Jude Medical, Inc.	375	26,554
Steris Corp.	1,372	87,877
The Cooper Companies, Inc.	180	29,236
West Pharmaceutical Services, Inc.	1,815	101,368
Zimmer Biomet Holdings, Inc.	280	28,997
		1,247,914
Health Care Providers & Services - 4.1%
Air Methods Corp. (a)	657	24,605
BioScrip, Inc. (a)	3,115	7,569
Brookdale Senior Living, Inc. (a)	5,575	152,867
Capital Senior Living Corp. (a)	964	20,090
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Centene Corp. (a)	620	$ 38,266
Chemed Corp.	566	77,174
Community Health Systems, Inc. (a)	1,074	57,674
Envision Healthcare Holdings, Inc. (a)	1,237	50,680
ExamWorks Group, Inc. (a)	2,743	98,254
Five Star Quality Care, Inc. (a)	3,132	10,586
HealthEquity, Inc. (a)	1,158	33,953
HealthSouth Corp.	4,457	190,314
Henry Schein, Inc. (a)	225	30,782
Kindred Healthcare, Inc.	2,600	52,208
Laboratory Corp. of America Holdings (a)	365	43,001
MEDNAX, Inc. (a)	962	77,489
Premier, Inc. (a)	2,293	81,745
Select Medical Holdings Corp.	3,118	40,222
Tenet Healthcare Corp. (a)	633	31,163
Universal Health Services, Inc. Class B	790	108,341
VCA, Inc. (a)	2,753	152,461
		1,379,444
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	1,860	25,612
HMS Holdings Corp. (a)	2,405	25,132
Omnicell, Inc. (a)	476	16,174
		66,918
Life Sciences Tools & Services - 1.8%
Affymetrix, Inc. (a)	4,897	45,689
Bio-Techne Corp.	485	45,823
Cambrex Corp. (a)	675	32,272
Charles River Laboratories International, Inc. (a)	1,015	69,923
Fluidigm Corp. (a)	330	4,023
ICON PLC (a)	570	43,890
PAREXEL International Corp. (a)	2,119	139,261
PerkinElmer, Inc.	1,700	82,756
Sequenom, Inc. (a)	21,407	46,025
VWR Corp.	2,067	54,259
Waters Corp. (a)	216	26,218
		590,139
Pharmaceuticals - 2.1%
Akorn, Inc. (a)	806	32,071
Catalent, Inc. (a)	1,591	50,578
DepoMed, Inc. (a)	1,338	36,032
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Flamel Technologies SA sponsored ADR (a)	6,464	$ 143,178
GW Pharmaceuticals PLC ADR (a)	868	92,312
Horizon Pharma PLC (a)	3,873	113,169
Jazz Pharmaceuticals PLC (a)	843	142,315
Nektar Therapeutics (a)	3,418	37,769
Ocular Therapeutix, Inc. (a)	1,062	18,712
Pacira Pharmaceuticals, Inc. (a)	405	23,308
Perrigo Co. PLC	85	15,552
		704,996
TOTAL HEALTH CARE		4,662,475
INDUSTRIALS - 14.7%
Aerospace & Defense - 1.7%
AeroVironment, Inc. (a)	480	11,544
BE Aerospace, Inc.	225	10,969
HEICO Corp. Class A	1,647	71,924
Hexcel Corp.	2,786	134,452
KEYW Holding Corp. (a)	2,375	19,950
Spirit AeroSystems Holdings, Inc. Class A (a)	1,865	95,320
Teledyne Technologies, Inc. (a)	917	89,783
Textron, Inc.	540	20,952
TransDigm Group, Inc. (a)	355	81,590
Triumph Group, Inc.	407	20,102
		556,586
Air Freight & Logistics - 0.1%
Forward Air Corp.	1,003	45,155
Airlines - 0.7%
Air Canada (a)	5,793	49,449
Allegiant Travel Co.	173	35,164
American Airlines Group, Inc.	818	31,886
JetBlue Airways Corp. (a)	2,395	53,456
Southwest Airlines Co.	513	18,827
Spirit Airlines, Inc. (a)	615	31,519
		220,301
Building Products - 1.3%
A.O. Smith Corp.	1,754	113,151
Armstrong World Industries, Inc. (a)	1,045	58,112
Builders FirstSource, Inc. (a)	785	11,626
Caesarstone Sdot-Yam Ltd.	437	17,388
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Continental Building Products, Inc. (a)	677	$ 13,533
Fortune Brands Home & Security, Inc.	1,920	91,872
Masonite International Corp. (a)	695	45,905
Owens Corning	1,105	48,940
Ply Gem Holdings, Inc. (a)	602	8,187
Universal Forest Products, Inc.	265	15,916
USG Corp. (a)	808	24,652
		449,282
Commercial Services & Supplies - 2.3%
Casella Waste Systems, Inc. Class A (a)	13,454	82,877
Clean Harbors, Inc. (a)	455	22,350
Covanta Holding Corp.	1,350	26,730
Herman Miller, Inc.	1,243	33,698
Interface, Inc.	1,975	47,874
KAR Auction Services, Inc.	3,015	111,676
Knoll, Inc.	2,740	65,541
Pitney Bowes, Inc.	2,266	44,889
Ritchie Brothers Auctioneers, Inc.	3,680	101,494
Steelcase, Inc. Class A	7,432	131,026
The Brink's Co.	2,477	70,991
U.S. Ecology, Inc.	277	13,839
		752,985
Construction & Engineering - 0.7%
Fluor Corp.	958	43,704
KBR, Inc.	8,450	147,368
Quanta Services, Inc. (a)	1,203	29,161
		220,233
Electrical Equipment - 1.0%
Acuity Brands, Inc.	438	85,353
Encore Wire Corp.	1,775	57,634
Generac Holdings, Inc. (a)	1,864	57,635
Hubbell, Inc. Class B	587	57,919
Regal Beloit Corp.	922	61,470
Rockwell Automation, Inc.	150	16,775
		336,786
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	371	37,360
Machinery - 3.5%
Allison Transmission Holdings, Inc.	9,632	275,475
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
CLARCOR, Inc.	709	$ 39,966
Flowserve Corp.	438	19,767
Greenbrier Companies, Inc.	270	11,259
Harsco Corp.	1,290	14,912
IDEX Corp.	397	28,517
ITT Corp.	5,027	188,060
Lincoln Electric Holdings, Inc.	570	33,431
Manitowoc Co., Inc.	1,200	20,496
Meritor, Inc. (a)	1,150	14,548
Middleby Corp. (a)	284	30,828
Nordson Corp.	246	16,364
Oshkosh Corp.	1,725	72,536
Rexnord Corp. (a)	557	11,168
SPX Corp.	372	21,848
Stanley Black & Decker, Inc.	440	44,669
Terex Corp.	565	13,181
Trinity Industries, Inc.	3,130	84,479
Twin Disc, Inc.	530	7,415
Valmont Industries, Inc.	105	11,160
WABCO Holdings, Inc. (a)	523	60,312
Wabtec Corp.	795	76,129
Watts Water Technologies, Inc. Class A	138	7,569
Woodward, Inc.	596	27,178
Xylem, Inc.	1,190	38,616
		1,169,883
Marine - 0.3%
Danaos Corp. (a)	850	5,007
Kirby Corp. (a)	1,558	109,886
		114,893
Professional Services - 0.9%
CEB, Inc.	684	48,988
Equifax, Inc.	245	23,986
Huron Consulting Group, Inc. (a)	649	46,981
Korn/Ferry International	1,700	57,919
On Assignment, Inc. (a)	1,131	40,693
TransUnion Holding Co., Inc.	1,620	41,893
TrueBlue, Inc. (a)	1,300	31,200
		291,660
Road & Rail - 1.3%
AMERCO	197	73,788
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Kansas City Southern	200	$ 18,548
Knight Transportation, Inc.	2,026	55,107
Old Dominion Freight Lines, Inc. (a)	1,576	104,788
Ryder System, Inc.	1,887	154,677
Swift Transporation Co. (a)	2,131	41,533
		448,441
Trading Companies & Distributors - 0.8%
AerCap Holdings NV (a)	1,700	71,468
Beacon Roofing Supply, Inc. (a)	331	11,999
CAI International, Inc. (a)	572	7,528
H&E Equipment Services, Inc.	911	18,867
HD Supply Holdings, Inc. (a)	1,589	52,437
MSC Industrial Direct Co., Inc. Class A	275	18,615
United Rentals, Inc. (a)	262	18,164
Watsco, Inc.	465	56,944
		256,022
TOTAL INDUSTRIALS		4,899,587
INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 1.7%
Arris Group, Inc. (a)	3,038	80,264
Brocade Communications Systems, Inc.	2,775	29,554
Ciena Corp. (a)	8,973	200,636
Finisar Corp. (a)	2,323	35,844
Harris Corp.	920	70,674
Infinera Corp. (a)	3,401	74,210
Lumentum Holdings, Inc. (a)	1,442	28,465
Radware Ltd. (a)	1,128	20,992
Sonus Networks, Inc. (a)	1,100	7,744
Viavi Solutions, Inc. (a)	7,210	38,718
		587,101
Electronic Equipment & Components - 3.8%
Arrow Electronics, Inc. (a)	528	29,526
Avnet, Inc.	404	17,130
Belden, Inc.	528	26,606
CDW Corp.	4,122	163,850
Cognex Corp.	1,882	66,924
Dolby Laboratories, Inc. Class A	320	10,419
FEI Co.	752	56,761
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
FLIR Systems, Inc.	3,167	$ 90,671
II-VI, Inc. (a)	980	16,552
Ingram Micro, Inc. Class A	2,095	56,691
IPG Photonics Corp. (a)	1,078	91,005
Itron, Inc. (a)	540	16,200
Keysight Technologies, Inc. (a)	2,021	64,753
Maxwell Technologies, Inc. (a)	1,490	7,957
Mercury Systems, Inc. (a)	1,400	22,176
Methode Electronics, Inc. Class A	1,149	30,529
Newport Corp. (a)	1,718	26,285
OSI Systems, Inc. (a)	416	30,385
Rogers Corp. (a)	468	26,049
ScanSource, Inc. (a)	1,605	61,311
SYNNEX Corp.	1,352	107,065
Tech Data Corp. (a)	1,984	129,436
Trimble Navigation Ltd. (a)	1,179	22,283
Universal Display Corp. (a)	1,802	66,386
Zebra Technologies Corp. Class A (a)	295	24,450
		1,261,400
Internet Software & Services - 2.1%
Akamai Technologies, Inc. (a)	591	42,144
Autobytel, Inc. (a)	1,106	19,521
Baidu.com, Inc. sponsored ADR (a)	140	20,615
Bankrate, Inc. (a)	1,190	11,733
Care.com, Inc. (a)	1,505	8,940
CoStar Group, Inc. (a)	409	72,409
Five9, Inc. (a)	5,510	21,654
GoDaddy, Inc. (a)	1,973	49,483
Google, Inc. Class C	64	39,568
HomeAway, Inc. (a)	2,723	78,123
LogMeIn, Inc. (a)	2,060	128,420
Monster Worldwide, Inc. (a)	8,385	60,959
SciQuest, Inc. (a)	2,222	24,398
Stamps.com, Inc. (a)	654	53,850
TechTarget, Inc. (a)	2,165	19,983
Web.com Group, Inc. (a)	680	14,640
Wix.com Ltd. (a)	674	13,312
XO Group, Inc. (a)	1,597	23,396
		703,148
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 2.9%
Acxiom Corp. (a)	1,630	$ 34,165
Amdocs Ltd.	1,275	72,943
Black Knight Financial Services, Inc. Class A	1,281	41,594
Booz Allen Hamilton Holding Corp. Class A	1,884	50,303
Convergys Corp.	560	12,656
CoreLogic, Inc. (a)	5,022	190,585
DST Systems, Inc.	200	20,484
EPAM Systems, Inc. (a)	1,062	74,988
Euronet Worldwide, Inc. (a)	3,023	194,893
Fidelity National Information Services, Inc.	450	31,077
Genpact Ltd. (a)	1,300	29,900
Heartland Payment Systems, Inc.	620	36,940
Lionbridge Technologies, Inc. (a)	5,716	30,466
MoneyGram International, Inc. (a)	1,340	11,712
Neustar, Inc. Class A (a)	970	27,112
Total System Services, Inc.	905	41,476
VeriFone Systems, Inc. (a)	430	13,433
Virtusa Corp. (a)	814	43,077
		957,804
Semiconductors & Semiconductor Equipment - 3.0%
Atmel Corp.	5,940	48,530
Cavium, Inc. (a)	1,339	91,079
Ceva, Inc. (a)	450	8,663
Cirrus Logic, Inc. (a)	1,255	37,851
Cypress Semiconductor Corp.	1,375	13,750
FormFactor, Inc. (a)	1,600	10,640
Inphi Corp. (a)	599	14,220
Integrated Device Technology, Inc. (a)	3,150	59,819
M/A-COM Technology Solutions Holdings, Inc. (a)	2,473	72,978
Mellanox Technologies Ltd. (a)	2,495	100,898
Micron Technology, Inc. (a)	555	9,108
Microsemi Corp. (a)	1,037	32,935
MKS Instruments, Inc.	1,001	33,734
Monolithic Power Systems, Inc.	2,081	100,075
PMC-Sierra, Inc. (a)	1,660	10,441
Power Integrations, Inc.	892	35,011
Rambus, Inc. (a)	2,600	34,918
Rudolph Technologies, Inc. (a)	500	6,380
Silicon Laboratories, Inc. (a)	888	38,610
Skyworks Solutions, Inc.	925	80,799
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Tower Semiconductor Ltd. (a)	3,261	$ 39,491
Ultratech, Inc. (a)	1,490	25,628
United Microelectronics Corp. sponsored ADR	16,819	27,415
Veeco Instruments, Inc. (a)	3,152	72,717
		1,005,690
Software - 5.4%
Aspen Technology, Inc. (a)	2,049	77,596
Autodesk, Inc. (a)	440	20,570
AVG Technologies NV (a)	1,197	27,687
Barracuda Networks, Inc. (a)	2,864	75,295
CA Technologies, Inc.	455	12,417
Cadence Design Systems, Inc. (a)	3,810	76,276
Callidus Software, Inc. (a)	3,976	62,702
Check Point Software Technologies Ltd. (a)	188	14,666
CommVault Systems, Inc. (a)	1,019	36,521
Comverse, Inc. (a)	1,275	24,021
Covisint Corp. (a)	13,362	36,077
Datawatch Corp. (a)	1,124	5,845
Electronic Arts, Inc. (a)	2,297	151,947
Fair Isaac Corp.	519	44,411
Fleetmatics Group PLC (a)	810	36,256
Fortinet, Inc. (a)	1,231	51,874
GameLoft SE (a)	1,989	7,767
Gigamon, Inc. (a)	250	5,695
Guidewire Software, Inc. (a)	976	54,568
Infoblox, Inc. (a)	3,607	69,399
Interactive Intelligence Group, Inc. (a)	787	27,553
Manhattan Associates, Inc. (a)	2,117	123,802
Mentor Graphics Corp.	2,885	74,548
MicroStrategy, Inc. Class A (a)	313	62,193
Model N, Inc. (a)	699	7,200
Nuance Communications, Inc. (a)	1,780	29,317
Paycom Software, Inc. (a)	1,210	46,633
Qlik Technologies, Inc. (a)	1,575	59,630
Qualys, Inc. (a)	1,879	54,604
Rovi Corp. (a)	1,630	18,044
SeaChange International, Inc. (a)	1,680	10,147
Silver Spring Networks, Inc. (a)	1,300	15,080
SolarWinds, Inc. (a)	995	39,551
Solera Holdings, Inc.	849	40,896
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Synchronoss Technologies, Inc. (a)	704	$ 28,435
Synopsys, Inc. (a)	532	24,967
Tangoe, Inc. (a)	3,626	27,195
Ultimate Software Group, Inc. (a)	683	120,338
Verint Systems, Inc. (a)	1,856	98,980
		1,800,703
Technology Hardware, Storage & Peripherals - 0.6%
Cray, Inc. (a)	1,643	34,815
Electronics for Imaging, Inc. (a)	1,198	52,436
NCR Corp. (a)	1,274	31,965
Quantum Corp. (a)	4,550	5,324
SanDisk Corp.	875	47,740
Super Micro Computer, Inc. (a)	621	16,984
		189,264
TOTAL INFORMATION TECHNOLOGY		6,505,110
MATERIALS - 4.8%
Chemicals - 1.9%
Albemarle Corp. U.S.	1,140	51,539
Ashland, Inc.	271	28,447
Celanese Corp. Class A	1,430	86,715
Chemtura Corp. (a)	1,838	49,994
FMC Corp.	488	20,647
H.B. Fuller Co.	1,910	69,218
LSB Industries, Inc. (a)	2,512	60,062
Methanex Corp.	467	19,112
OM Group, Inc.	1,740	58,290
PolyOne Corp.	1,795	58,284
The Scotts Miracle-Gro Co. Class A	465	28,918
Tronox Ltd. Class A	903	7,269
Valspar Corp.	1,247	91,405
		629,900
Construction Materials - 0.7%
Eagle Materials, Inc.	1,224	100,160
Headwaters, Inc. (a)	3,420	69,016
Martin Marietta Materials, Inc.	359	60,240
		229,416
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 1.6%
Avery Dennison Corp.	510	$ 29,621
Berry Plastics Group, Inc. (a)	5,328	157,709
Crown Holdings, Inc. (a)	1,945	96,414
Graphic Packaging Holding Co.	4,870	68,667
WestRock Co.	2,836	168,317
		520,728
Metals & Mining - 0.6%
Carpenter Technology Corp.	640	24,960
Cliffs Natural Resources, Inc.	1,950	7,742
New Gold, Inc. (a)	4,751	10,942
Newmont Mining Corp.	2,122	36,223
Nucor Corp.	800	34,632
Royal Gold, Inc.	261	12,559
United States Steel Corp.	2,950	48,321
Yamana Gold, Inc.	20,465	38,422
		213,801
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	1,077	12,332
TOTAL MATERIALS		1,606,177
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.0%
8x8, Inc. (a)	6,561	50,717
inContact, Inc. (a)	12,440	93,922
Level 3 Communications, Inc. (a)	1,985	88,789
Vonage Holdings Corp. (a)	8,561	47,514
Zayo Group Holdings, Inc.	1,550	43,354
		324,296
Wireless Telecommunication Services - 0.4%
RingCentral, Inc. (a)	1,359	23,388
SBA Communications Corp. Class A (a)	771	91,132
Telephone & Data Systems, Inc.	300	8,532
U.S. Cellular Corp. (a)	210	7,753
		130,805
TOTAL TELECOMMUNICATION SERVICES		455,101
Common Stocks - continued
	Shares	Value
UTILITIES - 1.5%
Electric Utilities - 0.5%
Allete, Inc.	320	$ 15,290
Great Plains Energy, Inc.	1,253	31,225
ITC Holdings Corp.	1,117	36,526
UIL Holdings Corp.	847	38,564
Westar Energy, Inc.	893	32,639
		154,244
Gas Utilities - 0.2%
Atmos Energy Corp.	1,035	56,708
Independent Power and Renewable Electricity Producers - 0.6%
Atlantic Power Corp.	3,650	8,601
Dynegy, Inc. (a)	4,740	122,055
NRG Energy, Inc.	3,298	65,696
Ormat Technologies, Inc.	570	20,064
		216,416
Multi-Utilities - 0.2%
Ameren Corp.	1,385	55,802
DTE Energy Co.	305	23,808
		79,610
TOTAL UTILITIES		506,978
TOTAL COMMON STOCKS (Cost $27,436,272)		31,053,020
Equity Funds - 0.9%

Sector Funds - 0.9%
PowerShares S&P SmallCap Financials Portfolio ETF (Cost $274,502)	7,690	307,677
U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% 10/22/15 (c) (Cost $59,997)	$ 60,000	59,998
Money Market Funds - 5.8%
	Shares	Value
SSgA U.S. Treasury Money Market Fund Class N, 0% (a)(b) (Cost $1,945,385)	1,945,385	$ 1,945,385
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $29,716,156)		33,366,080
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5,429)
NET ASSETS - 100%		$ 33,360,651
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
4 CME E-mini S&P MidCap 400 Index Contracts (United States)	Sept. 2015	$ 565,800	$ (44,663)
5 ICE Russell 2000 Index Contracts (United States)	Sept. 2015	578,750	(50,371)
TOTAL EQUITY INDEX CONTRACTS		$ 1,144,550	$ (95,034)

The face value of futures purchased as a percentage of net assets is 3.4%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $1,051,160.
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $59,998.
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,613,022	$ 4,613,022	$ -	$ -
Consumer Staples	548,373	548,373	-	-
Energy	984,621	984,621	-	-
Financials	6,271,576	6,271,576	-	-
Health Care	4,662,475	4,662,475	-	-
Industrials	4,899,587	4,899,587	-	-
Information Technology	6,505,110	6,505,110	-	-
Materials	1,606,177	1,606,177	-	-
Telecommunication Services	455,101	455,101	-	-
Utilities	506,978	506,978	-	-
Equity Funds	307,677	307,677	-	-
U.S. Treasury Obligations	59,998	-	59,998	-
Money Market Funds	1,945,385	1,945,385	-	-
Total Investments in Securities:	$ 33,366,080	$ 33,306,082	$ 59,998	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (95,034)	$ (95,034)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (95,034)
Total Value of Derivatives	$ -	$ (95,034)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $29,716,156)		$ 33,366,080
Foreign currency held at value (cost $2)		2
Receivable for investments sold		266,221
Receivable for fund shares sold		22,863
Dividends receivable		13,438
Prepaid expenses		117
Receivable from investment adviser for expense reductions		1,709
Other receivables		161
Total assets		33,670,591

Liabilities
Payable for investments purchased	$ 243,473
Payable for fund shares redeemed	376
Accrued management fee	22,237
Distribution and service plan fees payable	23
Payable for daily variation margin for derivative instruments	9,290
Audit fee payable	21,584
Other affiliated payables	3,836
Other payables and accrued expenses	9,121
Total liabilities		309,940

Net Assets		$ 33,360,651
Net Assets consist of:
Paid in capital		$ 28,138,510
Accumulated net investment loss		(37,278)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,704,529
Net unrealized appreciation (depreciation) on investments		3,554,890
Net Assets		$ 33,360,651

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2015 (Unaudited)

Small-Mid Cap Multi-Manager:
Net Asset Value, offering price and redemption price per share ($31,681,778 ÷ 2,971,123 shares)	$ 10.66

Class F:
Net Asset Value, offering price and redemption price per share ($1,463,505 ÷ 136,895 shares)	$ 10.69

Class L:
Net Asset Value, offering price and redemption price per share ($107,922 ÷ 10,131 shares)	$ 10.65

Class N:
Net Asset Value, offering price and redemption price per share ($107,446 ÷ 10,099 shares)	$ 10.64

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2015 (Unaudited)

Investment Income
Dividends:
Unaffiliated issuers		$ 165,363
Interest		6
Total income		165,369

Expenses
Management fee	$ 138,133
Transfer agent fees	16,332
Distribution and service plan fees	143
Accounting fees and expenses	6,839
Custodian fees and expenses	22,904
Independent trustees' compensation	193
Registration fees	15,759
Audit	31,431
Legal	139
Miscellaneous	189
Total expenses before reductions	232,062
Expense reductions	(29,615)	202,447
Net investment income (loss)		(37,078)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,770,818
Foreign currency transactions	426
Futures contracts	83,722
Total net realized gain (loss)		1,854,966
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,270,265)
Assets and liabilities in foreign currencies	3
Futures contracts	(153,392)
Total change in net unrealized appreciation (depreciation)		(3,423,654)
Net gain (loss)		(1,568,688)
Net increase (decrease) in net assets resulting from operations		$ (1,605,766)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (37,078)	$ (117,041)
Net realized gain (loss)	1,854,966	6,710,123
Change in net unrealized appreciation (depreciation)	(3,423,654)	(4,244,918)
Net increase (decrease) in net assets resulting from operations	(1,605,766)	2,348,164
Distributions to shareholders from net realized gain	(690,765)	(7,543,706)
Share transactions - net increase (decrease)	1,213,281	(18,356,959)
Redemption fees	34	418
Total increase (decrease) in net assets	(1,083,216)	(23,552,083)

Net Assets
Beginning of period	34,443,867	57,995,950
End of period (including accumulated net investment loss of $37,278 and accumulated net investment loss of $200, respectively)	$ 33,360,651	$ 34,443,867

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small-Mid Cap Multi-Manager

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.40	$ 13.46	$ 12.25	$ 11.24	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	(.04)	(.03)	.04	- I
Net realized and unrealized gain (loss)	(.50)	.70	3.24	1.30	1.25
Total from investment operations	(.51)	.66	3.21	1.34	1.25
Distributions from net investment income	-	-	-	(.04) F	-
Distributions from net realized gain	(.23)	(2.72)	(2.00)	(.30) F	(.01) F
Total distributions	(.23)	(2.72)	(2.00)	(.33) J	(.01)
Redemption fees added to paid in capitalD	- I	- I	- I	- I	-
Net asset value, end of period	$ 10.66	$ 11.40	$ 13.46	$ 12.25	$ 11.24
Total ReturnB, C	(4.63)%	5.88%	27.21%	12.26%	12.46%
Ratios to Average Net AssetsG
Expenses before reductions	1.32%A	1.34%	1.25%	1.16%	1.58%A
Expenses net of fee waivers, if any	1.16%A	1.16%	1.16%	1.16%	1.16%A
Expenses net of all reductions	1.15%A	1.16%	1.16%	1.16%	1.16%A
Net investment income (loss)	(.21)%A	(.29)%	(.19)%	.35%	(.19)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,682	$ 32,904	$ 57,019	$ 44,361	$ 39,375
Portfolio turnover rateH	84%A	85%	117%	66%	11%K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 20, 2011 (commencement of operations) to February 29, 2012.

F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

I Amount represents less than $.005 per share.

J Total distributions of $.33 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.296 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 13.47	$ 12.25	$ 11.49
Income from Investment Operations
Net investment income (loss) D	(.01)	(.02)	(.01)	.01
Net realized and unrealized gain (loss)	(.49)	.69	3.24	.91
Total from investment operations	(.50)	.67	3.23	.92
Distributions from net investment income	-	-	-	(.04) F
Distributions from net realized gain	(.23)	(2.72)	(2.01)	(.12) F
Total distributions	(.23)	(2.72)	(2.01)	(.16)
Redemption fees added to paid in capitalD, I	-	-	-	-
Net asset value, end of period	$ 10.69	$ 11.42	$ 13.47	$ 12.25
Total ReturnB, C	(4.53)%	5.95%	27.40%	8.11%
Ratios to Average Net AssetsG
Expenses before reductions	1.22%A	1.29%	1.24%	1.11%A
Expenses net of fee waivers, if any	1.06%A	1.06%	1.06%	1.06%A
Expenses net of all reductions	1.06%A	1.06%	1.05%	1.06%A
Net investment income (loss)	(.12)%A	(.19)%	(.09)%	.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,464	$ 1,314	$ 763	$ 186
Portfolio turnover rateH	84%A	85%	117%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

I Amount represents less than $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.39	$ 13.45	$ 14.28
Income from Investment Operations
Net investment income (loss) D	(.01)	(.04)	(.01)
Net realized and unrealized gain (loss)	(.50)	.70	.93
Total from investment operations	(.51)	.66	.92
Distributions from net realized gain	(.23)	(2.72)	(1.75)
Redemption fees added to paid in capitalD, H	-	-	-
Net asset value, end of period	$ 10.65	$ 11.39	$ 13.45
Total ReturnB, C	(4.63)%	5.89%	6.84%
Ratios to Average Net AssetsF
Expenses before reductions	1.31%A	1.37%	1.54%A
Expenses net of fee waivers, if any	1.16%A	1.16%	1.16%A
Expenses net of all reductions	1.16%A	1.16%	1.16%A
Net investment income (loss)	(.22)%A	(.29)%	(.17)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 108	$ 113	$ 107
Portfolio turnover rateG	84%A	85%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.38	$ 13.44	$ 14.28
Income from Investment Operations
Net investment income (loss) D	(.03)	(.07)	(.02)
Net realized and unrealized gain (loss)	(.49)	.70	.92
Total from investment operations	(.52)	.63	.90
Distributions from net realized gain	(.22)	(2.69)	(1.74)
Redemption fees added to paid in capitalD, H	-	-	-
Net asset value, end of period	$ 10.64	$ 11.38	$ 13.44
Total ReturnB, C	(4.67)%	5.62%	6.73%
Ratios to Average Net AssetsF
Expenses before reductions	1.57%A	1.62%	1.81%A
Expenses net of fee waivers, if any	1.41%A	1.41%	1.41%A
Expenses net of all reductions	1.40%A	1.41%	1.41%A
Net investment income (loss)	(.46)%A	(.54)%	(.42)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107	$ 113	$ 107
Portfolio turnover rateG	84%A	85%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2015 (Unaudited)

1. Organization.

Strategic Advisers® Small-Mid Cap Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund offers Small-Mid Cap Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, net operating losses and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 5,594,047
Gross unrealized depreciation	(2,004,339)
Net unrealized appreciation (depreciation) on securities	$ 3,589,708

Tax cost	$ 29,776,372

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities

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3. Derivative Instruments - continued

Futures Contracts - continued

deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $83,722 and a change in net unrealized appreciation (depreciation) of $(153,392) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $14,240,580 and $13,803,273, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.15% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .79% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Advisory Research, Inc., Fisher Investments, Invesco Advisers, Inc., Kennedy Capital Management, Inc., Neuberger Berman Management, LLC, Portolan Capital Management, LLC, RS Investment Management Co. LLC, Systematic Financial Management, L.P. and The Boston Company Asset Management, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Pyramis Global Advisors, LLC (Pyramis), an affiliate of the investment adviser, has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Pyramis has not been allocated any portion of the Fund's assets. Pyramis in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

In September 2015, the Board of Trustees approved the appointment of AllianceBernstein L.P. (AB) as an additional sub-adviser for the Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 143	$ 143

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets*
Small-Mid Cap Multi-Manager	$ 16,232.10
Class L	50.09
Class N	50.09
	$ 16,332

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser or Sub-adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $98 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $26 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has voluntarily agreed to waive the Fund's management fee in an amount equal to .01% of the Fund's average net assets. During the period, this waiver reduced the fund's management fee by $1,757.

The investment adviser has also contractually agreed to reimburse Small-Mid Cap Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2016. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Small-Mid Cap Multi-Manager	1.16%	$ 25,635
Class F	1.06%	1,092
Class L	1.16%	82
Class N	1.41%	84

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $42 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of class-level operating expenses as follows:

Small-Mid Cap Multi-Manager	$ 919
Class L	2
Class N	2
Total	$ 923

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2015	Year ended February 28, 2015
From net realized gain
Small-Mid Cap Multi-Manager	$ 659,528	$ 7,265,773
Class F	26,753	233,738
Class L	2,265	22,236
Class N	2,219	21,959
Total	$ 690,765	$ 7,543,706

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended August 31, 2015	Year ended February 28, 2015	Six months ended August 31, 2015	Year ended February 28, 2015
Small-Mid Cap Multi-Manager
Shares sold	36,601	113,122	$ 415,089	$ 1,444,927
Reinvestment of distributions	57,601	642,246	659,528	7,265,773
Shares redeemed	(10,129)	(2,104,296)	(115,025)	(27,818,119)
Net increase (decrease)	84,073	(1,348,928)	$ 959,592	$ (19,107,419)
Class F
Shares sold	30,648	45,500	$ 350,284	$ 572,509
Reinvestment of distributions	2,332	20,962	26,753	233,738
Shares redeemed	(11,113)	(8,120)	(127,832)	(99,982)
Net increase (decrease)	21,867	58,342	$ 249,205	$ 706,265
Class L
Reinvestment of distributions	198	1,989	2,265	22,236
Net increase (decrease)	198	1,989	$ 2,265	$ 22,236
Class N
Reinvestment of distributions	194	1,964	2,219	21,959
Net increase (decrease)	194	1,964	$ 2,219	$ 21,959

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

10. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 93% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Small-Mid Cap Multi-Manager Fund

On March 5, 2015, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with Portolan Capital Management, LLC (New Sub-Adviser) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the New Sub-Adviser, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the New Sub-Adviser's investment staff, its use of technology, and the New Sub-Adviser's approach to managing and compensating investment personnel. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board also considered the historical investment performance of the New Sub-Adviser and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the projected change in the fund's total operating expenses as a result of hiring the New Sub-Adviser. The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.15% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund, Strategic Advisers' portion of the management fee or Strategic Advisers' voluntary agreement to waive 0.01% of the management fee for the fund. The Board considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 1.16%, 1.16% and 1.41%, respectively, through April 30, 2016. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 1.06% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Adviser, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Adviser will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Semiannual Report

Possible Economies of Scale. The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to shareholders.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Strategic Advisers Small-Mid Cap Multi-Manager Fund

On June 4, 2015, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement (the Current Sub-Advisory Agreement) with Kennedy Capital Management, Inc. (Kennedy) for the fund (the Amended Sub-Advisory Agreement), which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to Kennedy on behalf of the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the Current Sub-Advisory Agreement, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered that it reviewed information regarding the staffing within Kennedy, including the backgrounds and compensation of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy in connection with the annual renewal of the Current Sub-Advisory Agreement at its September 2014 Board meeting, as well as the information provided by Kennedy in connection with the upcoming renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting.

The Board considered that the Amended Sub-Advisory Agreement will not result in any changes to the nature and quality of the services provided to the fund. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance. The Board considered that it reviewed historical investment performance of Kennedy in managing fund assets in connection with the Board's renewal of the Current Sub-Advisory Agreement as well as the information provided by Kennedy regarding its performance in connection with the upcoming renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Semiannual Report

Competitiveness of Management Fee and Total Fund Expenses.

The Board considered that the new fee schedule will lower the amount of fees paid by Strategic Advisers to Kennedy on behalf of the fund. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee Strategic Advisers' voluntary agreement to waive 0.01% of the management fee for the fund or Strategic Advisers' expense reimbursement arrangements for each class of the fund. The Board also considered that if total fund expenses are below the limits of the expense reimbursement arrangements in place for each class of the fund the Amended Sub-Advisory Agreement has the potential to reduce total net fund expenses by the same amount as any resulting decrease in the fund's management fee. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviewed information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2014 Board meeting, as well as the information provided by Strategic Advisers in connection with the upcoming renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Possible Economies of Scale. The Board considered that the Amended Sub-Advisory Agreement, like the Current Sub-Advisory Agreement, provides for breakpoints as the fund's assets grow and noted that the decline in sub-advisory fees pursuant to the new fee schedule will accrue directly to shareholders. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2014 Board meeting, as well as the information provided by Strategic Advisers in connection with the upcoming renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Advisory Research, Inc.

AllianceBernstein L.P.

The Boston Company Asset
Management, LLC

Fisher Investments

Invesco Advisers, Inc.

Kennedy Capital Management, Inc.

Neuberger Berman Management LLC

Portolan Capital Management, LLC

Pyramis Global Advisors, LLC

RS Investment
Management Co. LLC

Systematic Financial Management, L.P.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AMM-L-AMM-N-SANN-1015
1.9585981.101
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Strategic Advisers® Core Income Multi-Manager Fund

Semiannual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period C March 1, 2015 to August 31, 2015
Core Income Multi-Manager	.23%
Actual		$ 1,000.00	$ 990.80	$ 1.15
HypotheticalA		$ 1,000.00	$ 1,023.98	$ 1.17
Class F	.24%
Actual		$ 1,000.00	$ 989.90	$ 1.20
HypotheticalA		$ 1,000.00	$ 1,023.93	$ 1.22
Class L	.24%
Actual		$ 1,000.00	$ 989.80	$ 1.20
HypotheticalA		$ 1,000.00	$ 1,023.93	$ 1.22
Class N	.49%
Actual		$ 1,000.00	$ 988.60	$ 2.45
HypotheticalA		$ 1,000.00	$ 1,022.67	$ 2.49

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
PIMCO Total Return Fund Institutional Class	20.6	19.8
Western Asset Core Plus Bond Fund Class IS	14.6	13.5
Metropolitan West Total Return Bond Fund Class I	12.2	11.0
JPMorgan Core Bond Fund Select Class	9.7	8.5
Western Asset Core Bond Fund Class I	6.2	6.3
Prudential Total Return Bond Fund Class Z	6.1	4.8
U.S. Treasury Obligations	5.2	5.9
Doubleline Total Return Bond Fund Class I	3.2	5.4
Prudential Short-Term Corporate Bond Fund Class Z	2.4	3.6
Fannie Mae	2.1	2.6
	82.3
Asset Allocation (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
Corporate Bonds 11.6%	Corporate Bonds 10.8%
U.S. Government and U.S. Government Agency Obligations 9.6%	U.S. Government and U.S. Government Agency Obligations 11.0%
Asset-Backed Securities 0.0%	Asset-Backed Securities 0.2%
CMOs and Other Mortgage Related Securities 1.8%	CMOs and Other Mortgage Related Securities 1.9%
Municipal Securities 0.5%	Municipal Securities 0.3%
Intermediate-Term Bond Funds 72.6%	Intermediate-Term Bond Funds 69.3%
Intermediate Government Funds 0.9%	Intermediate Government Funds 2.3%
Other Investments 0.0%	Other Investments 0.1%
Short-Term Funds 2.4%	Short-Term Funds 3.6%
Short-Term Investments and Net Other Assets (Liabilities) 0.6%	Short-Term Investments and Net Other Assets (Liabilities) 0.5%

Asset allocations of fixed-income funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Semiannual Report

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 11.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.7%
Automobiles - 0.4%
General Motors Co. 3.5% 10/2/18	$ 20,000	$ 20,281
General Motors Financial Co., Inc.:
2.625% 7/10/17	20,000	20,171
3% 9/25/17	31,000	31,147
3.25% 5/15/18	10,000	10,056
3.5% 7/10/19	10,000	10,077
4.25% 5/15/23	10,000	9,826
4.375% 9/25/21	55,000	55,495
4.75% 8/15/17	15,000	15,553
		172,606
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	9,000	9,229
Household Durables - 0.2%
D.R. Horton, Inc. 4% 2/15/20	100,000	100,500
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (c)	13,000	12,931
4.908% 7/23/25 (c)	16,000	15,890
Discovery Communications LLC 3.25% 4/1/23	2,000	1,862
NBCUniversal, Inc. 5.15% 4/30/20	100,000	112,002
Time Warner Cable, Inc.:
4% 9/1/21	118,000	118,626
5.5% 9/1/41	10,000	9,008
5.875% 11/15/40	13,000	12,267
6.55% 5/1/37	18,000	18,076
7.3% 7/1/38	17,000	17,997
8.25% 4/1/19	17,000	19,857
Viacom, Inc. 4.25% 9/1/23	22,000	20,914
		359,430
Multiline Retail - 0.3%
Family Tree Escrow LLC 5.25% 3/1/20 (c)	100,000	104,750
TOTAL CONSUMER DISCRETIONARY		746,515
CONSUMER STAPLES - 0.5%
Beverages - 0.2%
Constellation Brands, Inc. 4.25% 5/1/23	100,000	100,600
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	$ 7,000	$ 6,927
Food Products - 0.0%
ConAgra Foods, Inc. 1.9% 1/25/18	4,000	3,972
Tobacco - 0.3%
Altria Group, Inc. 4.75% 5/5/21	20,000	21,556
Reynolds American, Inc.:
2.3% 6/12/18	5,000	5,030
3.25% 6/12/20	4,000	4,050
3.25% 11/1/22	50,000	48,620
4% 6/12/22	3,000	3,080
4.45% 6/12/25	16,000	16,423
4.75% 11/1/42	8,000	7,408
5.7% 8/15/35	3,000	3,178
5.85% 8/15/45	11,000	11,886
6.15% 9/15/43	4,000	4,379
		125,610
TOTAL CONSUMER STAPLES		237,109
ENERGY - 2.0%
Energy Equipment & Services - 0.2%
DCP Midstream LLC 4.75% 9/30/21 (c)	100,000	90,679
Oil, Gas & Consumable Fuels - 1.8%
Chesapeake Energy Corp.:
5.75% 3/15/23	5,000	3,728
6.125% 2/15/21	155,000	120,029
6.625% 8/15/20	10,000	7,975
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (c)	2,000	1,995
3.3% 6/1/20 (c)	12,000	11,971
4.5% 6/1/25 (c)	3,000	2,860
5.8% 6/1/45 (c)	4,000	3,829
DCP Midstream Operating LP:
2.5% 12/1/17	5,000	4,724
2.7% 4/1/19	4,000	3,517
3.875% 3/15/23	20,000	16,350
5.6% 4/1/44	10,000	8,139
El Paso Corp. 6.5% 9/15/20	20,000	22,068
Enable Midstream Partners LP:
2.4% 5/15/19 (c)	3,000	2,821
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enable Midstream Partners LP: - continued
3.9% 5/15/24 (c)	$ 3,000	$ 2,634
Kinder Morgan, Inc.:
3.05% 12/1/19	123,000	120,965
4.3% 6/1/25	20,000	18,435
MPLX LP 4% 2/15/25	2,000	1,845
Petrobras Global Finance BV:
5.625% 5/20/43	10,000	6,917
7.25% 3/17/44	91,000	73,255
Petroleos Mexicanos:
3.5% 7/23/20 (c)	10,000	9,903
5.5% 6/27/44	120,000	103,830
6.5% 6/2/41	15,000	15,000
Southwestern Energy Co.:
3.3% 1/23/18	4,000	3,988
4.05% 1/23/20	8,000	7,921
4.95% 1/23/25	171,000	156,929
Spectra Energy Partners, LP 2.95% 9/25/18	2,000	2,021
The Williams Companies, Inc.:
3.7% 1/15/23	3,000	2,599
4.55% 6/24/24	38,000	33,634
Western Gas Partners LP 5.375% 6/1/21	2,000	2,119
Williams Partners LP 4.3% 3/4/24	8,000	7,491
		779,492
TOTAL ENERGY		870,171
FINANCIALS - 5.4%
Banks - 1.6%
Bank of America Corp.:
3.3% 1/11/23	69,000	67,938
3.95% 4/21/25	41,000	39,644
4% 1/22/25	85,000	83,083
4.1% 7/24/23	5,000	5,158
4.25% 10/22/26	11,000	10,815
Citigroup, Inc.:
1.85% 11/24/17	21,000	20,989
4.05% 7/30/22	4,000	4,094
4.4% 6/10/25	11,000	11,058
5.3% 5/6/44	21,000	22,056
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Citigroup, Inc.: - continued
5.5% 9/13/25	$ 4,000	$ 4,343
6.125% 5/15/18	31,000	34,212
Credit Suisse AG 6% 2/15/18	2,000	2,176
Credit Suisse New York Branch 1.7% 4/27/18	108,000	107,327
JPMorgan Chase & Co.:
2.35% 1/28/19	4,000	4,014
3.25% 9/23/22	22,000	21,818
3.875% 9/10/24	26,000	25,583
4.125% 12/15/26	31,000	30,760
4.25% 10/15/20	4,000	4,283
4.35% 8/15/21	4,000	4,270
4.625% 5/10/21	4,000	4,332
4.95% 3/25/20	4,000	4,384
Regions Financial Corp. 2% 5/15/18	10,000	9,946
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	100,000	100,833
6% 12/19/23	35,000	37,337
6.1% 6/10/23	13,000	13,945
6.125% 12/15/22	29,000	31,239
		705,637
Capital Markets - 1.3%
Affiliated Managers Group, Inc. 4.25% 2/15/24	4,000	4,153
Goldman Sachs Group, Inc.:
1.748% 9/15/17	30,000	29,928
2.625% 1/31/19	24,000	24,242
2.9% 7/19/18	29,000	29,648
5.75% 1/24/22	8,000	9,094
6.75% 10/1/37	190,000	226,047
Lazard Group LLC 4.25% 11/14/20	8,000	8,413
Morgan Stanley:
2.375% 7/23/19	20,000	19,983
3.7% 10/23/24	18,000	17,965
3.75% 2/25/23	36,000	36,458
4.875% 11/1/22	147,000	155,526
5% 11/24/25	13,000	13,670
		575,127
Consumer Finance - 0.1%
Discover Financial Services 3.95% 11/6/24	7,000	6,733
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America 2.125% 10/2/17 (c)	$ 4,000	$ 4,011
Synchrony Financial:
1.875% 8/15/17	3,000	2,987
3% 8/15/19	4,000	4,006
3.75% 8/15/21	6,000	5,950
4.25% 8/15/24	6,000	5,902
		29,589
Diversified Financial Services - 0.2%
MSCI, Inc. 5.25% 11/15/24 (c)	100,000	101,750
Insurance - 0.3%
Hartford Financial Services Group, Inc. 5.125% 4/15/22	2,000	2,221
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (c)	8,000	7,255
Pacific LifeCorp 6% 2/10/20 (c)	2,000	2,250
Prudential Financial, Inc.:
4.5% 11/16/21	100,000	109,118
5.375% 5/15/45 (d)	11,000	10,880
TIAA Asset Management Finance LLC 2.95% 11/1/19 (c)	3,000	3,018
		134,742
Real Estate Investment Trusts - 1.6%
Alexandria Real Estate Equities, Inc. 2.75% 1/15/20	2,000	1,979
American Campus Communities Operating Partnership LP 3.75% 4/15/23	3,000	2,914
AvalonBay Communities, Inc. 3.625% 10/1/20	5,000	5,195
Camden Property Trust:
2.95% 12/15/22	4,000	3,840
4.25% 1/15/24	8,000	8,269
Corporate Office Properties LP 5% 7/1/25	5,000	4,880
DDR Corp.:
3.5% 1/15/21	140,000	140,598
3.625% 2/1/25	5,000	4,699
4.75% 4/15/18	132,000	139,514
Duke Realty LP:
3.625% 4/15/23	5,000	4,906
3.875% 10/15/22	8,000	8,066
5.95% 2/15/17	10,000	10,623
Equity One, Inc. 3.75% 11/15/22	20,000	19,922
ERP Operating LP 4.625% 12/15/21	275,000	297,060
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Government Properties Income Trust 3.75% 8/15/19	$ 10,000	$ 10,198
Highwoods/Forsyth LP 3.2% 6/15/21	6,000	5,911
Lexington Corporate Properties Trust 4.4% 6/15/24	4,000	4,026
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	3,000	2,947
4.95% 4/1/24	3,000	3,087
Retail Opportunity Investments Partnership LP:
4% 12/15/24	2,000	1,949
5% 12/15/23	2,000	2,108
Weingarten Realty Investors 3.375% 10/15/22	2,000	1,957
WP Carey, Inc.:
4% 2/1/25	13,000	12,566
4.6% 4/1/24	20,000	20,176
		717,390
Real Estate Management & Development - 0.3%
BioMed Realty LP 2.625% 5/1/19	6,000	5,991
Brandywine Operating Partnership LP:
3.95% 2/15/23	10,000	9,819
4.1% 10/1/24	10,000	9,949
4.95% 4/15/18	11,000	11,681
CBRE Group, Inc. 4.875% 3/1/26	20,000	19,721
Digital Realty Trust LP 3.95% 7/1/22	7,000	7,007
Essex Portfolio LP 3.875% 5/1/24	7,000	7,004
Liberty Property LP 3.375% 6/15/23	25,000	24,060
Mack-Cali Realty LP:
2.5% 12/15/17	9,000	9,028
3.15% 5/15/23	12,000	10,651
Mid-America Apartments LP 4.3% 10/15/23	2,000	2,046
Tanger Properties LP:
3.75% 12/1/24	7,000	6,839
3.875% 12/1/23	4,000	3,971
Ventas Realty LP 4.125% 1/15/26	3,000	2,970
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	3,000	3,137
		133,874
TOTAL FINANCIALS		2,398,109
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Express Scripts Holding Co. 4.75% 11/15/21	$ 2,000	$ 2,138
WellPoint, Inc. 3.3% 1/15/23	21,000	20,339
		22,477
Pharmaceuticals - 0.0%
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	3,000	2,989
Zoetis, Inc. 3.25% 2/1/23	4,000	3,793
		6,782
TOTAL HEALTH CARE		29,259
INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	5,000	4,950
3.75% 2/1/22	11,000	10,993
3.875% 4/1/21	9,000	9,090
4.25% 9/15/24	9,000	8,899
		33,932
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Autodesk, Inc. 3.125% 6/15/20	20,000	20,024
MATERIALS - 0.7%
Metals & Mining - 0.7%
Alcoa, Inc. 5.125% 10/1/24	124,000	121,520
Anglo American Capital PLC:
3.625% 5/14/20 (c)	10,000	9,508
4.875% 5/14/25 (c)	19,000	17,136
Barrick Gold Corp.:
3.85% 4/1/22	6,000	5,321
4.1% 5/1/23	166,000	146,654
Freeport-McMoRan, Inc. 3.875% 3/15/23	5,000	3,825
		303,964
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
AT&T, Inc. 5.55% 8/15/41	48,000	48,095
CenturyLink, Inc.:
5.15% 6/15/17	2,000	2,050
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc.: - continued
6% 4/1/17	$ 2,000	$ 2,085
6.15% 9/15/19	2,000	2,095
Embarq Corp. 7.082% 6/1/16	6,000	6,201
Verizon Communications, Inc.:
3.45% 3/15/21	28,000	28,598
4.5% 9/15/20	103,000	110,785
5.012% 8/21/54	84,000	76,624
6.55% 9/15/43	76,000	89,738
		366,271
UTILITIES - 0.2%
Electric Utilities - 0.2%
American Transmission Systems, Inc. 5% 9/1/44 (c)	2,000	2,044
Cleveland Electric Illuminating Co. 5.7% 4/1/17	3,000	3,182
Duke Energy Corp. 2.1% 6/15/18	5,000	5,078
Entergy Corp. 4% 7/15/22	10,000	10,074
FirstEnergy Corp.:
4.25% 3/15/23	30,000	30,059
7.375% 11/15/31	5,000	6,018
IPALCO Enterprises, Inc. 3.45% 7/15/20 (c)	17,000	16,703
		73,158
Multi-Utilities - 0.0%
Dominion Resources, Inc. 2.5818% 9/30/66 (d)	6,000	5,224
Puget Energy, Inc.:
6% 9/1/21	13,000	14,858
6.5% 12/15/20	4,000	4,695
		24,777
TOTAL UTILITIES		97,935
TOTAL NONCONVERTIBLE BONDS (Cost $5,235,481)		5,103,289
U.S. Treasury Obligations - 5.2%
	Principal Amount	Value
U.S. Treasury Bonds 3% 5/15/45	$ 458,000	$ 461,244
U.S. Treasury Notes:
0.625% 12/31/16	1,355,000	1,356,146
1.625% 7/31/20	470,000	471,567
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,279,194)		2,288,957
U.S. Government Agency - Mortgage Securities - 4.4%

Fannie Mae - 2.1%
2.5% 1/1/28	90,587	92,745
3% 9/1/43	182,255	183,600
4% 4/1/42 to 8/1/42	258,941	276,134
4.5% 3/1/41 to 1/1/42	111,941	121,779
5.5% 5/1/27 to 9/1/41	234,353	261,926
TOTAL FANNIE MAE		936,184
Freddie Mac - 1.0%
3% 2/1/43	83,905	84,890
3.5% 4/1/43 to 8/1/43	175,567	182,211
4% 2/1/41	84,133	89,645
4.5% 3/1/41 to 4/1/41	83,117	90,233
TOTAL FREDDIE MAC		446,979
Ginnie Mae - 1.3%
3% 6/20/45	99,484	100,922
3.5% 4/20/42 to 4/20/45	164,445	171,535
4% 11/20/40	68,748	73,528
4.5% 5/20/41	83,913	91,249
5% 10/15/33	104,090	115,044
TOTAL GINNIE MAE		552,278
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,920,348)		1,935,441
Asset-Backed Securities - 0.0%

Vericrest Opportunity Loan Trust Series 2014-NPL7 Class A1, 3.375% 8/27/57 (c) (Cost $33,167)	33,209	33,164
Commercial Mortgage Securities - 1.8%
	Principal Amount	Value
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	$ 98,500	$ 102,075
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	102,642	107,104
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	6,489	6,726
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	9,529	9,821
Series 2007-CB18 Class A4, 5.44% 6/12/47	65,893	68,577
Series 2007-LD11 Class A4, 5.7743% 6/15/49 (d)	240,000	252,692
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0965% 7/15/44 (d)	9,837	10,410
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2006-4 Class A3, 5.172% 12/12/49 (d)	21,620	22,307
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	170,000	176,891
Series 2007-C31 Class A4, 5.509% 4/15/47	10,000	10,201
Series 2007-C33 Class A4, 5.9507% 2/15/51 (d)	23,036	24,074
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $830,858)		790,878
Municipal Securities - 0.5%

Chicago Gen. Oblig.:
(Taxable Proj.) Series 2012 B, 5.432% 1/1/42	25,000	20,146
6.314% 1/1/44	35,000	30,460
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	5,000	5,139
4.95% 6/1/23	10,000	10,167
5.1% 6/1/33	95,000	88,148
Series 2010 5, 6.2% 7/1/21	5,000	5,478
Series 2010-1, 6.63% 2/1/35	20,000	20,585
Series 2010-3:
6.725% 4/1/35	5,000	5,175
7.35% 7/1/35	5,000	5,360
Series 2011, 5.877% 3/1/19	10,000	10,923
Municipal Securities - continued
	Principal Amount	Value
Illinois Gen. Oblig.: - continued
Series 2013:
1.84% 12/1/16	$ 5,000	$ 5,005
3.6% 12/1/19	5,000	5,029
TOTAL MUNICIPAL SECURITIES (Cost $227,108)		211,615
Foreign Government and Government Agency Obligations - 0.0%

United Mexican States 3.5% 1/21/21 (Cost $10,943)	11,000	11,151
Bank Notes - 0.0%

Marshall & Ilsley Bank 5% 1/17/17 (Cost $1,036)	1,000	1,044
Fixed-Income Funds - 73.5%
	Shares
Intermediate Government Funds - 0.9%
Fidelity GNMA Fund (b)	35,256	408,972
Intermediate-Term Bond Funds - 72.6%
DoubleLine Total Return Bond Fund Class I	128,528	1,399,675
JPMorgan Core Bond Fund Select Class	366,362	4,275,445
Metropolitan West Total Return Bond Fund Class I	498,095	5,384,409
PIMCO Total Return Fund Institutional Class	862,303	9,097,298
Prudential Total Return Bond Fund Class Z	189,187	2,690,240
Western Asset Core Bond Fund Class I	222,032	2,715,448
Western Asset Core Plus Bond Fund Class IS	557,896	6,426,966
TOTAL INTERMEDIATE-TERM BOND FUNDS		31,989,481
TOTAL FIXED-INCOME FUNDS (Cost $32,967,509)		32,398,453
Short-Term Funds - 2.4%

Short-Term Funds - 2.4%
Prudential Short-Term Corporate Bond Fund Class Z (Cost $1,075,974)	94,342	1,049,082
Money Market Funds - 0.4%
	Shares	Value
SSgA U.S. Treasury Money Market Fund Class N, 0% (a)(e) (Cost $174,067)	174,067	$ 174,067
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $44,755,685)		43,997,141
NET OTHER ASSETS (LIABILITIES) - 0.2%		71,536
NET ASSETS - 100%		$ 44,068,677
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $457,102 or 1.0% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Non-income producing
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity GNMA Fund	$ 982,171	$ -	$ 568,649	$ 6,320	$ 408,972
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 5,103,289	$ -	$ 5,103,289	$ -
U.S. Government and Government Agency Obligations	2,288,957	-	2,288,957	-
U.S. Government Agency - Mortgage Securities	1,935,441	-	1,935,441	-
Asset-Backed Securities	33,164	-	33,164	-
Commercial Mortgage Securities	790,878	-	790,878	-
Municipal Securities	211,615	-	211,615	-
Foreign Government and Government Agency Obligations	11,151	-	11,151	-
Bank Notes	1,044	-	1,044	-
Fixed-Income Funds	32,398,453	32,398,453	-	-
Short-Term Funds	1,049,082	1,049,082	-	-
Money Market Funds	174,067	174,067	-	-
Total Investments in Securities:	$ 43,997,141	$ 33,621,602	$ 10,375,539	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $44,344,040)	$ 43,588,169
Affiliated issuers (cost $411,645)	408,972
Total Investments (cost $44,755,685)		$ 43,997,141
Receivable for investments sold		85,605
Receivable for fund shares sold		6,041
Dividends receivable		2,482
Interest receivable		85,115
Prepaid expenses		149
Receivable from investment adviser for expense reductions		478
Other receivables		281
Total assets		44,177,292

Liabilities
Payable for investments purchased	$ 3,811
Payable for fund shares redeemed	76,867
Accrued management fee	1,163
Distribution and service plan fees payable	22
Other affiliated payables	1,977
Audit fees payable	22,129
Other payables and accrued expenses	2,646
Total liabilities		108,615

Net Assets		$ 44,068,677
Net Assets consist of:
Paid in capital		$ 44,984,822
Distributions in excess of net investment income		(4,900)
Accumulated undistributed net realized gain (loss) on investments		(152,701)
Net unrealized appreciation (depreciation) on investments		(758,544)
Net Assets		$ 44,068,677

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2015 (Unaudited)

Core Income Multi-Manager: Net Asset Value, offering price and redemption price per share ($40,603,307 ÷ 4,144,920 shares)	$ 9.80

Class F: Net Asset Value, offering price and redemption price per share ($3,254,089 ÷ 332,115 shares)	$ 9.80

Class L: Net Asset Value, offering price and redemption price per share ($105,878 ÷ 10,808 shares)	$ 9.80

Class N: Net Asset Value, offering price and redemption price per share ($105,403 ÷ 10,760 shares)	$ 9.80

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2015 (Unaudited)

Investment Income
Dividends:
Unaffiliated issuers		$ 450,056
Affiliated issuers		6,320
Interest		148,780
Total income		605,156

Expenses
Management fee	$ 72,162
Transfer agent fees	2,894
Distribution and service plan fees	132
Accounting fees and expenses	9,034
Custodian fees and expenses	7,244
Independent trustees' compensation	239
Registration fees	27,110
Audit	25,653
Legal	176
Miscellaneous	186
Total expenses before reductions	144,830
Expense reductions	(93,880)	50,950
Net investment income (loss)		554,206
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,553
Affiliated issuers	(14,309)
Total net realized gain (loss)		(1,756)
Change in net unrealized appreciation (depreciation) on investment securities		(991,310)
Net gain (loss)		(993,066)
Net increase (decrease) in net assets resulting from operations		$ (438,860)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 554,206	$ 1,194,626
Net realized gain (loss)	(1,756)	(28,591)
Change in net unrealized appreciation (depreciation)	(991,310)	816,338
Net increase (decrease) in net assets resulting from operations	(438,860)	1,982,373
Distributions to shareholders from net investment income	(566,544)	(1,200,873)
Distributions to shareholders from net realized gain	-	(12,719)
Total distributions	(566,544)	(1,213,592)
Share transactions - net increase (decrease)	1,713,978	(1,479,047)
Total increase (decrease) in net assets	708,574	(710,266)

Net Assets
Beginning of period	43,360,103	44,070,369
End of period (including distributions in excess of net investment income of $4,900 and undistributed net investment income of $7,438, respectively)	$ 44,068,677	$ 43,360,103

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Core Income Multi-Manager

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 9.84	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.126	.285	.248	.201
Net realized and unrealized gain (loss)	(.217)	.184	(.222)	.151
Total from investment operations	(.091)	.469	.026	.352
Distributions from net investment income	(.129)	(.286)	(.243)	(.197)
Distributions from net realized gain	-	(.003)	(.033)	(.065)
Total distributions	(.129)	(.289)	(.276)	(.262)
Net asset value, end of period	$ 9.80	$ 10.02	$ 9.84	$ 10.09
Total ReturnB, C	(.92)%	4.83%	.29%	3.54%
Ratios to Average Net AssetsF
Expenses before reductions	.66%A	.65%	.68%	.66%A
Expenses net of fee waivers, if any	.23%A	.23%	.23%	.23%A
Expenses net of all reductions	.23%A	.23%	.23%	.23%A
Net investment income (loss)	2.53%A	2.87%	2.53%	2.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,603	$ 40,564	$ 42,471	$ 41,975
Portfolio turnover rateG	46%A	115%	87%	190%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 19, 2012 (commencement of operations) to February 28, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratio. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 9.84	$ 10.10	$ 10.19
Income from Investment Operations
Net investment income (loss) D	.125	.285	.245	.072
Net realized and unrealized gain (loss)	(.225)	.194	(.229)	(.029)
Total from investment operations	(.100)	.479	.016	.043
Distributions from net investment income	(.130)	(.286)	(.243)	(.068)
Distributions from net realized gain	-	(.003)	(.033)	(.065)
Total distributions	(.130)	(.289)	(.276)	(.133)
Net asset value, end of period	$ 9.80	$ 10.03	$ 9.84	$ 10.10
Total ReturnB, C	(1.01)%	4.94%	.19%	.43%
Ratios to Average Net AssetsF
Expenses before reductions	.65%A	.63%	.75%	.66%A
Expenses net of fee waivers, if any	.24%A	.23%	.23%	.23%A
Expenses net of all reductions	.24%A	.23%	.23%	.23%A
Net investment income (loss)	2.53%A	2.87%	2.53%	3.62%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,254	$ 2,583	$ 1,396	$ 272
Portfolio turnover rateG	46%A	115%	87%	190%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of operations) to February 28, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratio. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 9.84	$ 9.72
Income from Investment Operations
Net investment income (loss) D	.126	.285	.073
Net realized and unrealized gain (loss)	(.227)	.194	.118
Total from investment operations	(.101)	.479	.191
Distributions from net investment income	(.129)	(.286)	(.068)
Distributions from net realized gain	-	(.003)	(.003)
Total distributions	(.129)	(.289)	(.071)
Net asset value, end of period	$ 9.80	$ 10.03	$ 9.84
Total ReturnB, C	(1.02)%	4.93%	1.97%
Ratios to Average Net AssetsF
Expenses before reductions	.66%A	.65%	.82%A
Expenses net of fee waivers, if any	.24%A	.23%	.23%A
Expenses net of all reductions	.24%A	.23%	.23%A
Net investment income (loss)	2.53%A	2.87%	2.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106	$ 107	$ 102
Portfolio turnover rateG	46%A	115%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratio. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 9.84	$ 9.72
Income from Investment Operations
Net investment income (loss) D	.113	.261	.066
Net realized and unrealized gain (loss)	(.227)	.193	.118
Total from investment operations	(.114)	.454	.184
Distributions from net investment income	(.116)	(.261)	(.061)
Distributions from net realized gain	-	(.003)	(.003)
Total distributions	(.116)	(.264)	(.064)
Net asset value, end of period	$ 9.80	$ 10.03	$ 9.84
Total ReturnB, C	(1.14)%	4.68%	1.90%
Ratios to Average Net AssetsF
Expenses before reductions	.91%A	.90%	1.07%A
Expenses net of fee waivers, if any	.49%A	.48%	.48%A
Expenses net of all reductions	.49%A	.48%	.48%A
Net investment income (loss)	2.28%A	2.62%	2.27%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 107	$ 102
Portfolio turnover rateG	46%A	115%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratio. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2015 (Unaudited)

1. Organization.

Strategic Advisers® Core Income Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund offers Core Income Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, bank notes and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 254,892
Gross unrealized depreciation	(1,023,886)
Net unrealized appreciation (depreciation) on securities	$ (768,994)

Tax cost	$ 44,766,135

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (116,336)
Long-term	(19,664)
Total capital loss carryforward	$ (136,000)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and U.S. government securities, aggregated $5,378,632 and $3,150,348, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .65% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .33% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Pyramis Global Advisors, LLC (Pyramis), an affiliate of the investment adviser, served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Prudential Investment Management, Inc. (Prudential) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Prudential has not been allocated any portion of the Fund's assets. Prudential in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 132	$ 132

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC receives no fees for providing transfer agency services to Class F. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets*
Core Income Multi-Manager	$ 2,880.01
Class L	7.01
Class N	7.01
	$ 2,894

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $32 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2016. During the period, this waiver reduced the Fund's management fee by $65,152.

The investment adviser has also contractually agreed to reimburse Core Income Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2016. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example sub-advisory fees and interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Core Income Multi-Manager	.20%	$ 26,932
Class F	.20%	1,656
Class L	.20%	69
Class N	.45%	71

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2015	Year ended February 28, 2015
From net investment income
Core Income Multi-Manager	$ 525,104	$ 1,138,079
Class F	38,815	57,055
Class L	1,381	3,000
Class N	1,244	2,739
Total	$ 566,544	$ 1,200,873
From net realized gain
Core Income Multi-Manager	$ -	$ 11,915
Class F	-	740
Class L	-	32
Class N	-	32
Total	$ -	$ 12,719

Semiannual Report

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended August 31, 2015	Year ended February 28, 2015	Six months ended August 31, 2015	Year ended February 28, 2015
Core Income Multi-Manager
Shares sold	99,947	178,582	$ 986,526	$ 1,772,447
Reinvestment of distributions	53,029	115,800	524,935	1,149,986
Shares redeemed	(54,487)	(563,747)	(539,316)	(5,557,087)
Net increase (decrease)	98,489	(269,365)	$ 972,145	$ (2,634,654)
Class F
Shares sold	92,051	133,544	$ 910,690	$ 1,326,339
Reinvestment of distributions	3,953	5,812	38,815	57,795
Shares redeemed	(21,380)	(23,647)	(210,297)	(234,330)
Net increase (decrease)	74,624	115,709	$ 739,208	$ 1,149,804
Class L
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	140	305	1,381	3,032
Shares redeemed	-	-	-	-
Net increase (decrease)	140	305	$ 1,381	$ 3,032
Class N
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	126	279	1,244	2,771
Shares redeemed	-	-	-	-
Net increase (decrease)	126	279	$ 1,244	$ 2,771

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 88% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Pyramis Global Advisors, LLC

Prudential Investment
Management, Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ACF-USAN-1015
1.941272.103

Strategic Advisers®
Core Income Multi-Manager Fund

Class F

Semiannual Report

August 31, 2015

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period C March 1, 2015 to August 31, 2015
Core Income Multi-Manager	.23%
Actual		$ 1,000.00	$ 990.80	$ 1.15
HypotheticalA		$ 1,000.00	$ 1,023.98	$ 1.17
Class F	.24%
Actual		$ 1,000.00	$ 989.90	$ 1.20
HypotheticalA		$ 1,000.00	$ 1,023.93	$ 1.22
Class L	.24%
Actual		$ 1,000.00	$ 989.80	$ 1.20
HypotheticalA		$ 1,000.00	$ 1,023.93	$ 1.22
Class N	.49%
Actual		$ 1,000.00	$ 988.60	$ 2.45
HypotheticalA		$ 1,000.00	$ 1,022.67	$ 2.49

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
PIMCO Total Return Fund Institutional Class	20.6	19.8
Western Asset Core Plus Bond Fund Class IS	14.6	13.5
Metropolitan West Total Return Bond Fund Class I	12.2	11.0
JPMorgan Core Bond Fund Select Class	9.7	8.5
Western Asset Core Bond Fund Class I	6.2	6.3
Prudential Total Return Bond Fund Class Z	6.1	4.8
U.S. Treasury Obligations	5.2	5.9
Doubleline Total Return Bond Fund Class I	3.2	5.4
Prudential Short-Term Corporate Bond Fund Class Z	2.4	3.6
Fannie Mae	2.1	2.6
	82.3
Asset Allocation (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
Corporate Bonds 11.6%	Corporate Bonds 10.8%
U.S. Government and U.S. Government Agency Obligations 9.6%	U.S. Government and U.S. Government Agency Obligations 11.0%
Asset-Backed Securities 0.0%	Asset-Backed Securities 0.2%
CMOs and Other Mortgage Related Securities 1.8%	CMOs and Other Mortgage Related Securities 1.9%
Municipal Securities 0.5%	Municipal Securities 0.3%
Intermediate-Term Bond Funds 72.6%	Intermediate-Term Bond Funds 69.3%
Intermediate Government Funds 0.9%	Intermediate Government Funds 2.3%
Other Investments 0.0%	Other Investments 0.1%
Short-Term Funds 2.4%	Short-Term Funds 3.6%
Short-Term Investments and Net Other Assets (Liabilities) 0.6%	Short-Term Investments and Net Other Assets (Liabilities) 0.5%

Asset allocations of fixed-income funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Semiannual Report

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 11.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.7%
Automobiles - 0.4%
General Motors Co. 3.5% 10/2/18	$ 20,000	$ 20,281
General Motors Financial Co., Inc.:
2.625% 7/10/17	20,000	20,171
3% 9/25/17	31,000	31,147
3.25% 5/15/18	10,000	10,056
3.5% 7/10/19	10,000	10,077
4.25% 5/15/23	10,000	9,826
4.375% 9/25/21	55,000	55,495
4.75% 8/15/17	15,000	15,553
		172,606
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	9,000	9,229
Household Durables - 0.2%
D.R. Horton, Inc. 4% 2/15/20	100,000	100,500
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (c)	13,000	12,931
4.908% 7/23/25 (c)	16,000	15,890
Discovery Communications LLC 3.25% 4/1/23	2,000	1,862
NBCUniversal, Inc. 5.15% 4/30/20	100,000	112,002
Time Warner Cable, Inc.:
4% 9/1/21	118,000	118,626
5.5% 9/1/41	10,000	9,008
5.875% 11/15/40	13,000	12,267
6.55% 5/1/37	18,000	18,076
7.3% 7/1/38	17,000	17,997
8.25% 4/1/19	17,000	19,857
Viacom, Inc. 4.25% 9/1/23	22,000	20,914
		359,430
Multiline Retail - 0.3%
Family Tree Escrow LLC 5.25% 3/1/20 (c)	100,000	104,750
TOTAL CONSUMER DISCRETIONARY		746,515
CONSUMER STAPLES - 0.5%
Beverages - 0.2%
Constellation Brands, Inc. 4.25% 5/1/23	100,000	100,600
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	$ 7,000	$ 6,927
Food Products - 0.0%
ConAgra Foods, Inc. 1.9% 1/25/18	4,000	3,972
Tobacco - 0.3%
Altria Group, Inc. 4.75% 5/5/21	20,000	21,556
Reynolds American, Inc.:
2.3% 6/12/18	5,000	5,030
3.25% 6/12/20	4,000	4,050
3.25% 11/1/22	50,000	48,620
4% 6/12/22	3,000	3,080
4.45% 6/12/25	16,000	16,423
4.75% 11/1/42	8,000	7,408
5.7% 8/15/35	3,000	3,178
5.85% 8/15/45	11,000	11,886
6.15% 9/15/43	4,000	4,379
		125,610
TOTAL CONSUMER STAPLES		237,109
ENERGY - 2.0%
Energy Equipment & Services - 0.2%
DCP Midstream LLC 4.75% 9/30/21 (c)	100,000	90,679
Oil, Gas & Consumable Fuels - 1.8%
Chesapeake Energy Corp.:
5.75% 3/15/23	5,000	3,728
6.125% 2/15/21	155,000	120,029
6.625% 8/15/20	10,000	7,975
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (c)	2,000	1,995
3.3% 6/1/20 (c)	12,000	11,971
4.5% 6/1/25 (c)	3,000	2,860
5.8% 6/1/45 (c)	4,000	3,829
DCP Midstream Operating LP:
2.5% 12/1/17	5,000	4,724
2.7% 4/1/19	4,000	3,517
3.875% 3/15/23	20,000	16,350
5.6% 4/1/44	10,000	8,139
El Paso Corp. 6.5% 9/15/20	20,000	22,068
Enable Midstream Partners LP:
2.4% 5/15/19 (c)	3,000	2,821
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enable Midstream Partners LP: - continued
3.9% 5/15/24 (c)	$ 3,000	$ 2,634
Kinder Morgan, Inc.:
3.05% 12/1/19	123,000	120,965
4.3% 6/1/25	20,000	18,435
MPLX LP 4% 2/15/25	2,000	1,845
Petrobras Global Finance BV:
5.625% 5/20/43	10,000	6,917
7.25% 3/17/44	91,000	73,255
Petroleos Mexicanos:
3.5% 7/23/20 (c)	10,000	9,903
5.5% 6/27/44	120,000	103,830
6.5% 6/2/41	15,000	15,000
Southwestern Energy Co.:
3.3% 1/23/18	4,000	3,988
4.05% 1/23/20	8,000	7,921
4.95% 1/23/25	171,000	156,929
Spectra Energy Partners, LP 2.95% 9/25/18	2,000	2,021
The Williams Companies, Inc.:
3.7% 1/15/23	3,000	2,599
4.55% 6/24/24	38,000	33,634
Western Gas Partners LP 5.375% 6/1/21	2,000	2,119
Williams Partners LP 4.3% 3/4/24	8,000	7,491
		779,492
TOTAL ENERGY		870,171
FINANCIALS - 5.4%
Banks - 1.6%
Bank of America Corp.:
3.3% 1/11/23	69,000	67,938
3.95% 4/21/25	41,000	39,644
4% 1/22/25	85,000	83,083
4.1% 7/24/23	5,000	5,158
4.25% 10/22/26	11,000	10,815
Citigroup, Inc.:
1.85% 11/24/17	21,000	20,989
4.05% 7/30/22	4,000	4,094
4.4% 6/10/25	11,000	11,058
5.3% 5/6/44	21,000	22,056
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Citigroup, Inc.: - continued
5.5% 9/13/25	$ 4,000	$ 4,343
6.125% 5/15/18	31,000	34,212
Credit Suisse AG 6% 2/15/18	2,000	2,176
Credit Suisse New York Branch 1.7% 4/27/18	108,000	107,327
JPMorgan Chase & Co.:
2.35% 1/28/19	4,000	4,014
3.25% 9/23/22	22,000	21,818
3.875% 9/10/24	26,000	25,583
4.125% 12/15/26	31,000	30,760
4.25% 10/15/20	4,000	4,283
4.35% 8/15/21	4,000	4,270
4.625% 5/10/21	4,000	4,332
4.95% 3/25/20	4,000	4,384
Regions Financial Corp. 2% 5/15/18	10,000	9,946
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	100,000	100,833
6% 12/19/23	35,000	37,337
6.1% 6/10/23	13,000	13,945
6.125% 12/15/22	29,000	31,239
		705,637
Capital Markets - 1.3%
Affiliated Managers Group, Inc. 4.25% 2/15/24	4,000	4,153
Goldman Sachs Group, Inc.:
1.748% 9/15/17	30,000	29,928
2.625% 1/31/19	24,000	24,242
2.9% 7/19/18	29,000	29,648
5.75% 1/24/22	8,000	9,094
6.75% 10/1/37	190,000	226,047
Lazard Group LLC 4.25% 11/14/20	8,000	8,413
Morgan Stanley:
2.375% 7/23/19	20,000	19,983
3.7% 10/23/24	18,000	17,965
3.75% 2/25/23	36,000	36,458
4.875% 11/1/22	147,000	155,526
5% 11/24/25	13,000	13,670
		575,127
Consumer Finance - 0.1%
Discover Financial Services 3.95% 11/6/24	7,000	6,733
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America 2.125% 10/2/17 (c)	$ 4,000	$ 4,011
Synchrony Financial:
1.875% 8/15/17	3,000	2,987
3% 8/15/19	4,000	4,006
3.75% 8/15/21	6,000	5,950
4.25% 8/15/24	6,000	5,902
		29,589
Diversified Financial Services - 0.2%
MSCI, Inc. 5.25% 11/15/24 (c)	100,000	101,750
Insurance - 0.3%
Hartford Financial Services Group, Inc. 5.125% 4/15/22	2,000	2,221
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (c)	8,000	7,255
Pacific LifeCorp 6% 2/10/20 (c)	2,000	2,250
Prudential Financial, Inc.:
4.5% 11/16/21	100,000	109,118
5.375% 5/15/45 (d)	11,000	10,880
TIAA Asset Management Finance LLC 2.95% 11/1/19 (c)	3,000	3,018
		134,742
Real Estate Investment Trusts - 1.6%
Alexandria Real Estate Equities, Inc. 2.75% 1/15/20	2,000	1,979
American Campus Communities Operating Partnership LP 3.75% 4/15/23	3,000	2,914
AvalonBay Communities, Inc. 3.625% 10/1/20	5,000	5,195
Camden Property Trust:
2.95% 12/15/22	4,000	3,840
4.25% 1/15/24	8,000	8,269
Corporate Office Properties LP 5% 7/1/25	5,000	4,880
DDR Corp.:
3.5% 1/15/21	140,000	140,598
3.625% 2/1/25	5,000	4,699
4.75% 4/15/18	132,000	139,514
Duke Realty LP:
3.625% 4/15/23	5,000	4,906
3.875% 10/15/22	8,000	8,066
5.95% 2/15/17	10,000	10,623
Equity One, Inc. 3.75% 11/15/22	20,000	19,922
ERP Operating LP 4.625% 12/15/21	275,000	297,060
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Government Properties Income Trust 3.75% 8/15/19	$ 10,000	$ 10,198
Highwoods/Forsyth LP 3.2% 6/15/21	6,000	5,911
Lexington Corporate Properties Trust 4.4% 6/15/24	4,000	4,026
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	3,000	2,947
4.95% 4/1/24	3,000	3,087
Retail Opportunity Investments Partnership LP:
4% 12/15/24	2,000	1,949
5% 12/15/23	2,000	2,108
Weingarten Realty Investors 3.375% 10/15/22	2,000	1,957
WP Carey, Inc.:
4% 2/1/25	13,000	12,566
4.6% 4/1/24	20,000	20,176
		717,390
Real Estate Management & Development - 0.3%
BioMed Realty LP 2.625% 5/1/19	6,000	5,991
Brandywine Operating Partnership LP:
3.95% 2/15/23	10,000	9,819
4.1% 10/1/24	10,000	9,949
4.95% 4/15/18	11,000	11,681
CBRE Group, Inc. 4.875% 3/1/26	20,000	19,721
Digital Realty Trust LP 3.95% 7/1/22	7,000	7,007
Essex Portfolio LP 3.875% 5/1/24	7,000	7,004
Liberty Property LP 3.375% 6/15/23	25,000	24,060
Mack-Cali Realty LP:
2.5% 12/15/17	9,000	9,028
3.15% 5/15/23	12,000	10,651
Mid-America Apartments LP 4.3% 10/15/23	2,000	2,046
Tanger Properties LP:
3.75% 12/1/24	7,000	6,839
3.875% 12/1/23	4,000	3,971
Ventas Realty LP 4.125% 1/15/26	3,000	2,970
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	3,000	3,137
		133,874
TOTAL FINANCIALS		2,398,109
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Express Scripts Holding Co. 4.75% 11/15/21	$ 2,000	$ 2,138
WellPoint, Inc. 3.3% 1/15/23	21,000	20,339
		22,477
Pharmaceuticals - 0.0%
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	3,000	2,989
Zoetis, Inc. 3.25% 2/1/23	4,000	3,793
		6,782
TOTAL HEALTH CARE		29,259
INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	5,000	4,950
3.75% 2/1/22	11,000	10,993
3.875% 4/1/21	9,000	9,090
4.25% 9/15/24	9,000	8,899
		33,932
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Autodesk, Inc. 3.125% 6/15/20	20,000	20,024
MATERIALS - 0.7%
Metals & Mining - 0.7%
Alcoa, Inc. 5.125% 10/1/24	124,000	121,520
Anglo American Capital PLC:
3.625% 5/14/20 (c)	10,000	9,508
4.875% 5/14/25 (c)	19,000	17,136
Barrick Gold Corp.:
3.85% 4/1/22	6,000	5,321
4.1% 5/1/23	166,000	146,654
Freeport-McMoRan, Inc. 3.875% 3/15/23	5,000	3,825
		303,964
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
AT&T, Inc. 5.55% 8/15/41	48,000	48,095
CenturyLink, Inc.:
5.15% 6/15/17	2,000	2,050
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc.: - continued
6% 4/1/17	$ 2,000	$ 2,085
6.15% 9/15/19	2,000	2,095
Embarq Corp. 7.082% 6/1/16	6,000	6,201
Verizon Communications, Inc.:
3.45% 3/15/21	28,000	28,598
4.5% 9/15/20	103,000	110,785
5.012% 8/21/54	84,000	76,624
6.55% 9/15/43	76,000	89,738
		366,271
UTILITIES - 0.2%
Electric Utilities - 0.2%
American Transmission Systems, Inc. 5% 9/1/44 (c)	2,000	2,044
Cleveland Electric Illuminating Co. 5.7% 4/1/17	3,000	3,182
Duke Energy Corp. 2.1% 6/15/18	5,000	5,078
Entergy Corp. 4% 7/15/22	10,000	10,074
FirstEnergy Corp.:
4.25% 3/15/23	30,000	30,059
7.375% 11/15/31	5,000	6,018
IPALCO Enterprises, Inc. 3.45% 7/15/20 (c)	17,000	16,703
		73,158
Multi-Utilities - 0.0%
Dominion Resources, Inc. 2.5818% 9/30/66 (d)	6,000	5,224
Puget Energy, Inc.:
6% 9/1/21	13,000	14,858
6.5% 12/15/20	4,000	4,695
		24,777
TOTAL UTILITIES		97,935
TOTAL NONCONVERTIBLE BONDS (Cost $5,235,481)		5,103,289
U.S. Treasury Obligations - 5.2%
	Principal Amount	Value
U.S. Treasury Bonds 3% 5/15/45	$ 458,000	$ 461,244
U.S. Treasury Notes:
0.625% 12/31/16	1,355,000	1,356,146
1.625% 7/31/20	470,000	471,567
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,279,194)		2,288,957
U.S. Government Agency - Mortgage Securities - 4.4%

Fannie Mae - 2.1%
2.5% 1/1/28	90,587	92,745
3% 9/1/43	182,255	183,600
4% 4/1/42 to 8/1/42	258,941	276,134
4.5% 3/1/41 to 1/1/42	111,941	121,779
5.5% 5/1/27 to 9/1/41	234,353	261,926
TOTAL FANNIE MAE		936,184
Freddie Mac - 1.0%
3% 2/1/43	83,905	84,890
3.5% 4/1/43 to 8/1/43	175,567	182,211
4% 2/1/41	84,133	89,645
4.5% 3/1/41 to 4/1/41	83,117	90,233
TOTAL FREDDIE MAC		446,979
Ginnie Mae - 1.3%
3% 6/20/45	99,484	100,922
3.5% 4/20/42 to 4/20/45	164,445	171,535
4% 11/20/40	68,748	73,528
4.5% 5/20/41	83,913	91,249
5% 10/15/33	104,090	115,044
TOTAL GINNIE MAE		552,278
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,920,348)		1,935,441
Asset-Backed Securities - 0.0%

Vericrest Opportunity Loan Trust Series 2014-NPL7 Class A1, 3.375% 8/27/57 (c) (Cost $33,167)	33,209	33,164
Commercial Mortgage Securities - 1.8%
	Principal Amount	Value
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	$ 98,500	$ 102,075
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	102,642	107,104
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	6,489	6,726
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	9,529	9,821
Series 2007-CB18 Class A4, 5.44% 6/12/47	65,893	68,577
Series 2007-LD11 Class A4, 5.7743% 6/15/49 (d)	240,000	252,692
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0965% 7/15/44 (d)	9,837	10,410
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2006-4 Class A3, 5.172% 12/12/49 (d)	21,620	22,307
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	170,000	176,891
Series 2007-C31 Class A4, 5.509% 4/15/47	10,000	10,201
Series 2007-C33 Class A4, 5.9507% 2/15/51 (d)	23,036	24,074
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $830,858)		790,878
Municipal Securities - 0.5%

Chicago Gen. Oblig.:
(Taxable Proj.) Series 2012 B, 5.432% 1/1/42	25,000	20,146
6.314% 1/1/44	35,000	30,460
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	5,000	5,139
4.95% 6/1/23	10,000	10,167
5.1% 6/1/33	95,000	88,148
Series 2010 5, 6.2% 7/1/21	5,000	5,478
Series 2010-1, 6.63% 2/1/35	20,000	20,585
Series 2010-3:
6.725% 4/1/35	5,000	5,175
7.35% 7/1/35	5,000	5,360
Series 2011, 5.877% 3/1/19	10,000	10,923
Municipal Securities - continued
	Principal Amount	Value
Illinois Gen. Oblig.: - continued
Series 2013:
1.84% 12/1/16	$ 5,000	$ 5,005
3.6% 12/1/19	5,000	5,029
TOTAL MUNICIPAL SECURITIES (Cost $227,108)		211,615
Foreign Government and Government Agency Obligations - 0.0%

United Mexican States 3.5% 1/21/21 (Cost $10,943)	11,000	11,151
Bank Notes - 0.0%

Marshall & Ilsley Bank 5% 1/17/17 (Cost $1,036)	1,000	1,044
Fixed-Income Funds - 73.5%
	Shares
Intermediate Government Funds - 0.9%
Fidelity GNMA Fund (b)	35,256	408,972
Intermediate-Term Bond Funds - 72.6%
DoubleLine Total Return Bond Fund Class I	128,528	1,399,675
JPMorgan Core Bond Fund Select Class	366,362	4,275,445
Metropolitan West Total Return Bond Fund Class I	498,095	5,384,409
PIMCO Total Return Fund Institutional Class	862,303	9,097,298
Prudential Total Return Bond Fund Class Z	189,187	2,690,240
Western Asset Core Bond Fund Class I	222,032	2,715,448
Western Asset Core Plus Bond Fund Class IS	557,896	6,426,966
TOTAL INTERMEDIATE-TERM BOND FUNDS		31,989,481
TOTAL FIXED-INCOME FUNDS (Cost $32,967,509)		32,398,453
Short-Term Funds - 2.4%

Short-Term Funds - 2.4%
Prudential Short-Term Corporate Bond Fund Class Z (Cost $1,075,974)	94,342	1,049,082
Money Market Funds - 0.4%
	Shares	Value
SSgA U.S. Treasury Money Market Fund Class N, 0% (a)(e) (Cost $174,067)	174,067	$ 174,067
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $44,755,685)		43,997,141
NET OTHER ASSETS (LIABILITIES) - 0.2%		71,536
NET ASSETS - 100%		$ 44,068,677
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $457,102 or 1.0% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Non-income producing
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity GNMA Fund	$ 982,171	$ -	$ 568,649	$ 6,320	$ 408,972
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 5,103,289	$ -	$ 5,103,289	$ -
U.S. Government and Government Agency Obligations	2,288,957	-	2,288,957	-
U.S. Government Agency - Mortgage Securities	1,935,441	-	1,935,441	-
Asset-Backed Securities	33,164	-	33,164	-
Commercial Mortgage Securities	790,878	-	790,878	-
Municipal Securities	211,615	-	211,615	-
Foreign Government and Government Agency Obligations	11,151	-	11,151	-
Bank Notes	1,044	-	1,044	-
Fixed-Income Funds	32,398,453	32,398,453	-	-
Short-Term Funds	1,049,082	1,049,082	-	-
Money Market Funds	174,067	174,067	-	-
Total Investments in Securities:	$ 43,997,141	$ 33,621,602	$ 10,375,539	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $44,344,040)	$ 43,588,169
Affiliated issuers (cost $411,645)	408,972
Total Investments (cost $44,755,685)		$ 43,997,141
Receivable for investments sold		85,605
Receivable for fund shares sold		6,041
Dividends receivable		2,482
Interest receivable		85,115
Prepaid expenses		149
Receivable from investment adviser for expense reductions		478
Other receivables		281
Total assets		44,177,292

Liabilities
Payable for investments purchased	$ 3,811
Payable for fund shares redeemed	76,867
Accrued management fee	1,163
Distribution and service plan fees payable	22
Other affiliated payables	1,977
Audit fees payable	22,129
Other payables and accrued expenses	2,646
Total liabilities		108,615

Net Assets		$ 44,068,677
Net Assets consist of:
Paid in capital		$ 44,984,822
Distributions in excess of net investment income		(4,900)
Accumulated undistributed net realized gain (loss) on investments		(152,701)
Net unrealized appreciation (depreciation) on investments		(758,544)
Net Assets		$ 44,068,677

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2015 (Unaudited)

Core Income Multi-Manager: Net Asset Value, offering price and redemption price per share ($40,603,307 ÷ 4,144,920 shares)	$ 9.80

Class F: Net Asset Value, offering price and redemption price per share ($3,254,089 ÷ 332,115 shares)	$ 9.80

Class L: Net Asset Value, offering price and redemption price per share ($105,878 ÷ 10,808 shares)	$ 9.80

Class N: Net Asset Value, offering price and redemption price per share ($105,403 ÷ 10,760 shares)	$ 9.80

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2015 (Unaudited)

Investment Income
Dividends:
Unaffiliated issuers		$ 450,056
Affiliated issuers		6,320
Interest		148,780
Total income		605,156

Expenses
Management fee	$ 72,162
Transfer agent fees	2,894
Distribution and service plan fees	132
Accounting fees and expenses	9,034
Custodian fees and expenses	7,244
Independent trustees' compensation	239
Registration fees	27,110
Audit	25,653
Legal	176
Miscellaneous	186
Total expenses before reductions	144,830
Expense reductions	(93,880)	50,950
Net investment income (loss)		554,206
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,553
Affiliated issuers	(14,309)
Total net realized gain (loss)		(1,756)
Change in net unrealized appreciation (depreciation) on investment securities		(991,310)
Net gain (loss)		(993,066)
Net increase (decrease) in net assets resulting from operations		$ (438,860)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 554,206	$ 1,194,626
Net realized gain (loss)	(1,756)	(28,591)
Change in net unrealized appreciation (depreciation)	(991,310)	816,338
Net increase (decrease) in net assets resulting from operations	(438,860)	1,982,373
Distributions to shareholders from net investment income	(566,544)	(1,200,873)
Distributions to shareholders from net realized gain	-	(12,719)
Total distributions	(566,544)	(1,213,592)
Share transactions - net increase (decrease)	1,713,978	(1,479,047)
Total increase (decrease) in net assets	708,574	(710,266)

Net Assets
Beginning of period	43,360,103	44,070,369
End of period (including distributions in excess of net investment income of $4,900 and undistributed net investment income of $7,438, respectively)	$ 44,068,677	$ 43,360,103

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Core Income Multi-Manager

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 9.84	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.126	.285	.248	.201
Net realized and unrealized gain (loss)	(.217)	.184	(.222)	.151
Total from investment operations	(.091)	.469	.026	.352
Distributions from net investment income	(.129)	(.286)	(.243)	(.197)
Distributions from net realized gain	-	(.003)	(.033)	(.065)
Total distributions	(.129)	(.289)	(.276)	(.262)
Net asset value, end of period	$ 9.80	$ 10.02	$ 9.84	$ 10.09
Total ReturnB, C	(.92)%	4.83%	.29%	3.54%
Ratios to Average Net AssetsF
Expenses before reductions	.66%A	.65%	.68%	.66%A
Expenses net of fee waivers, if any	.23%A	.23%	.23%	.23%A
Expenses net of all reductions	.23%A	.23%	.23%	.23%A
Net investment income (loss)	2.53%A	2.87%	2.53%	2.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,603	$ 40,564	$ 42,471	$ 41,975
Portfolio turnover rateG	46%A	115%	87%	190%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 19, 2012 (commencement of operations) to February 28, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratio. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 9.84	$ 10.10	$ 10.19
Income from Investment Operations
Net investment income (loss) D	.125	.285	.245	.072
Net realized and unrealized gain (loss)	(.225)	.194	(.229)	(.029)
Total from investment operations	(.100)	.479	.016	.043
Distributions from net investment income	(.130)	(.286)	(.243)	(.068)
Distributions from net realized gain	-	(.003)	(.033)	(.065)
Total distributions	(.130)	(.289)	(.276)	(.133)
Net asset value, end of period	$ 9.80	$ 10.03	$ 9.84	$ 10.10
Total ReturnB, C	(1.01)%	4.94%	.19%	.43%
Ratios to Average Net AssetsF
Expenses before reductions	.65%A	.63%	.75%	.66%A
Expenses net of fee waivers, if any	.24%A	.23%	.23%	.23%A
Expenses net of all reductions	.24%A	.23%	.23%	.23%A
Net investment income (loss)	2.53%A	2.87%	2.53%	3.62%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,254	$ 2,583	$ 1,396	$ 272
Portfolio turnover rateG	46%A	115%	87%	190%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of operations) to February 28, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratio. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 9.84	$ 9.72
Income from Investment Operations
Net investment income (loss) D	.126	.285	.073
Net realized and unrealized gain (loss)	(.227)	.194	.118
Total from investment operations	(.101)	.479	.191
Distributions from net investment income	(.129)	(.286)	(.068)
Distributions from net realized gain	-	(.003)	(.003)
Total distributions	(.129)	(.289)	(.071)
Net asset value, end of period	$ 9.80	$ 10.03	$ 9.84
Total ReturnB, C	(1.02)%	4.93%	1.97%
Ratios to Average Net AssetsF
Expenses before reductions	.66%A	.65%	.82%A
Expenses net of fee waivers, if any	.24%A	.23%	.23%A
Expenses net of all reductions	.24%A	.23%	.23%A
Net investment income (loss)	2.53%A	2.87%	2.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106	$ 107	$ 102
Portfolio turnover rateG	46%A	115%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratio. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 9.84	$ 9.72
Income from Investment Operations
Net investment income (loss) D	.113	.261	.066
Net realized and unrealized gain (loss)	(.227)	.193	.118
Total from investment operations	(.114)	.454	.184
Distributions from net investment income	(.116)	(.261)	(.061)
Distributions from net realized gain	-	(.003)	(.003)
Total distributions	(.116)	(.264)	(.064)
Net asset value, end of period	$ 9.80	$ 10.03	$ 9.84
Total ReturnB, C	(1.14)%	4.68%	1.90%
Ratios to Average Net AssetsF
Expenses before reductions	.91%A	.90%	1.07%A
Expenses net of fee waivers, if any	.49%A	.48%	.48%A
Expenses net of all reductions	.49%A	.48%	.48%A
Net investment income (loss)	2.28%A	2.62%	2.27%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 107	$ 102
Portfolio turnover rateG	46%A	115%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratio. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2015 (Unaudited)

1. Organization.

Strategic Advisers® Core Income Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund offers Core Income Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, bank notes and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 254,892
Gross unrealized depreciation	(1,023,886)
Net unrealized appreciation (depreciation) on securities	$ (768,994)

Tax cost	$ 44,766,135

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (116,336)
Long-term	(19,664)
Total capital loss carryforward	$ (136,000)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and U.S. government securities, aggregated $5,378,632 and $3,150,348, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .65% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .33% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Pyramis Global Advisors, LLC (Pyramis), an affiliate of the investment adviser, served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Prudential Investment Management, Inc. (Prudential) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Prudential has not been allocated any portion of the Fund's assets. Prudential in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 132	$ 132

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC receives no fees for providing transfer agency services to Class F. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets*
Core Income Multi-Manager	$ 2,880.01
Class L	7.01
Class N	7.01
	$ 2,894

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $32 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2016. During the period, this waiver reduced the Fund's management fee by $65,152.

The investment adviser has also contractually agreed to reimburse Core Income Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2016. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example sub-advisory fees and interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Core Income Multi-Manager	.20%	$ 26,932
Class F	.20%	1,656
Class L	.20%	69
Class N	.45%	71

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2015	Year ended February 28, 2015
From net investment income
Core Income Multi-Manager	$ 525,104	$ 1,138,079
Class F	38,815	57,055
Class L	1,381	3,000
Class N	1,244	2,739
Total	$ 566,544	$ 1,200,873
From net realized gain
Core Income Multi-Manager	$ -	$ 11,915
Class F	-	740
Class L	-	32
Class N	-	32
Total	$ -	$ 12,719

Semiannual Report

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended August 31, 2015	Year ended February 28, 2015	Six months ended August 31, 2015	Year ended February 28, 2015
Core Income Multi-Manager
Shares sold	99,947	178,582	$ 986,526	$ 1,772,447
Reinvestment of distributions	53,029	115,800	524,935	1,149,986
Shares redeemed	(54,487)	(563,747)	(539,316)	(5,557,087)
Net increase (decrease)	98,489	(269,365)	$ 972,145	$ (2,634,654)
Class F
Shares sold	92,051	133,544	$ 910,690	$ 1,326,339
Reinvestment of distributions	3,953	5,812	38,815	57,795
Shares redeemed	(21,380)	(23,647)	(210,297)	(234,330)
Net increase (decrease)	74,624	115,709	$ 739,208	$ 1,149,804
Class L
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	140	305	1,381	3,032
Shares redeemed	-	-	-	-
Net increase (decrease)	140	305	$ 1,381	$ 3,032
Class N
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	126	279	1,244	2,771
Shares redeemed	-	-	-	-
Net increase (decrease)	126	279	$ 1,244	$ 2,771

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 88% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Pyramis Global Advisors, LLC

Prudential Investment
Management, Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ACF-F-SANN-1015
1.951467.102

Strategic Advisers® Core Income Multi-Manager Fund - Class L and Class N

August 31, 2015

Semiannual Report

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period C March 1, 2015 to August 31, 2015
Core Income Multi-Manager	.23%
Actual		$ 1,000.00	$ 990.80	$ 1.15
HypotheticalA		$ 1,000.00	$ 1,023.98	$ 1.17
Class F	.24%
Actual		$ 1,000.00	$ 989.90	$ 1.20
HypotheticalA		$ 1,000.00	$ 1,023.93	$ 1.22
Class L	.24%
Actual		$ 1,000.00	$ 989.80	$ 1.20
HypotheticalA		$ 1,000.00	$ 1,023.93	$ 1.22
Class N	.49%
Actual		$ 1,000.00	$ 988.60	$ 2.45
HypotheticalA		$ 1,000.00	$ 1,022.67	$ 2.49

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
PIMCO Total Return Fund Institutional Class	20.6	19.8
Western Asset Core Plus Bond Fund Class IS	14.6	13.5
Metropolitan West Total Return Bond Fund Class I	12.2	11.0
JPMorgan Core Bond Fund Select Class	9.7	8.5
Western Asset Core Bond Fund Class I	6.2	6.3
Prudential Total Return Bond Fund Class Z	6.1	4.8
U.S. Treasury Obligations	5.2	5.9
Doubleline Total Return Bond Fund Class I	3.2	5.4
Prudential Short-Term Corporate Bond Fund Class Z	2.4	3.6
Fannie Mae	2.1	2.6
	82.3
Asset Allocation (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
Corporate Bonds 11.6%	Corporate Bonds 10.8%
U.S. Government and U.S. Government Agency Obligations 9.6%	U.S. Government and U.S. Government Agency Obligations 11.0%
Asset-Backed Securities 0.0%	Asset-Backed Securities 0.2%
CMOs and Other Mortgage Related Securities 1.8%	CMOs and Other Mortgage Related Securities 1.9%
Municipal Securities 0.5%	Municipal Securities 0.3%
Intermediate-Term Bond Funds 72.6%	Intermediate-Term Bond Funds 69.3%
Intermediate Government Funds 0.9%	Intermediate Government Funds 2.3%
Other Investments 0.0%	Other Investments 0.1%
Short-Term Funds 2.4%	Short-Term Funds 3.6%
Short-Term Investments and Net Other Assets (Liabilities) 0.6%	Short-Term Investments and Net Other Assets (Liabilities) 0.5%

Asset allocations of fixed-income funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Semiannual Report

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 11.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.7%
Automobiles - 0.4%
General Motors Co. 3.5% 10/2/18	$ 20,000	$ 20,281
General Motors Financial Co., Inc.:
2.625% 7/10/17	20,000	20,171
3% 9/25/17	31,000	31,147
3.25% 5/15/18	10,000	10,056
3.5% 7/10/19	10,000	10,077
4.25% 5/15/23	10,000	9,826
4.375% 9/25/21	55,000	55,495
4.75% 8/15/17	15,000	15,553
		172,606
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	9,000	9,229
Household Durables - 0.2%
D.R. Horton, Inc. 4% 2/15/20	100,000	100,500
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (c)	13,000	12,931
4.908% 7/23/25 (c)	16,000	15,890
Discovery Communications LLC 3.25% 4/1/23	2,000	1,862
NBCUniversal, Inc. 5.15% 4/30/20	100,000	112,002
Time Warner Cable, Inc.:
4% 9/1/21	118,000	118,626
5.5% 9/1/41	10,000	9,008
5.875% 11/15/40	13,000	12,267
6.55% 5/1/37	18,000	18,076
7.3% 7/1/38	17,000	17,997
8.25% 4/1/19	17,000	19,857
Viacom, Inc. 4.25% 9/1/23	22,000	20,914
		359,430
Multiline Retail - 0.3%
Family Tree Escrow LLC 5.25% 3/1/20 (c)	100,000	104,750
TOTAL CONSUMER DISCRETIONARY		746,515
CONSUMER STAPLES - 0.5%
Beverages - 0.2%
Constellation Brands, Inc. 4.25% 5/1/23	100,000	100,600
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	$ 7,000	$ 6,927
Food Products - 0.0%
ConAgra Foods, Inc. 1.9% 1/25/18	4,000	3,972
Tobacco - 0.3%
Altria Group, Inc. 4.75% 5/5/21	20,000	21,556
Reynolds American, Inc.:
2.3% 6/12/18	5,000	5,030
3.25% 6/12/20	4,000	4,050
3.25% 11/1/22	50,000	48,620
4% 6/12/22	3,000	3,080
4.45% 6/12/25	16,000	16,423
4.75% 11/1/42	8,000	7,408
5.7% 8/15/35	3,000	3,178
5.85% 8/15/45	11,000	11,886
6.15% 9/15/43	4,000	4,379
		125,610
TOTAL CONSUMER STAPLES		237,109
ENERGY - 2.0%
Energy Equipment & Services - 0.2%
DCP Midstream LLC 4.75% 9/30/21 (c)	100,000	90,679
Oil, Gas & Consumable Fuels - 1.8%
Chesapeake Energy Corp.:
5.75% 3/15/23	5,000	3,728
6.125% 2/15/21	155,000	120,029
6.625% 8/15/20	10,000	7,975
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (c)	2,000	1,995
3.3% 6/1/20 (c)	12,000	11,971
4.5% 6/1/25 (c)	3,000	2,860
5.8% 6/1/45 (c)	4,000	3,829
DCP Midstream Operating LP:
2.5% 12/1/17	5,000	4,724
2.7% 4/1/19	4,000	3,517
3.875% 3/15/23	20,000	16,350
5.6% 4/1/44	10,000	8,139
El Paso Corp. 6.5% 9/15/20	20,000	22,068
Enable Midstream Partners LP:
2.4% 5/15/19 (c)	3,000	2,821
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enable Midstream Partners LP: - continued
3.9% 5/15/24 (c)	$ 3,000	$ 2,634
Kinder Morgan, Inc.:
3.05% 12/1/19	123,000	120,965
4.3% 6/1/25	20,000	18,435
MPLX LP 4% 2/15/25	2,000	1,845
Petrobras Global Finance BV:
5.625% 5/20/43	10,000	6,917
7.25% 3/17/44	91,000	73,255
Petroleos Mexicanos:
3.5% 7/23/20 (c)	10,000	9,903
5.5% 6/27/44	120,000	103,830
6.5% 6/2/41	15,000	15,000
Southwestern Energy Co.:
3.3% 1/23/18	4,000	3,988
4.05% 1/23/20	8,000	7,921
4.95% 1/23/25	171,000	156,929
Spectra Energy Partners, LP 2.95% 9/25/18	2,000	2,021
The Williams Companies, Inc.:
3.7% 1/15/23	3,000	2,599
4.55% 6/24/24	38,000	33,634
Western Gas Partners LP 5.375% 6/1/21	2,000	2,119
Williams Partners LP 4.3% 3/4/24	8,000	7,491
		779,492
TOTAL ENERGY		870,171
FINANCIALS - 5.4%
Banks - 1.6%
Bank of America Corp.:
3.3% 1/11/23	69,000	67,938
3.95% 4/21/25	41,000	39,644
4% 1/22/25	85,000	83,083
4.1% 7/24/23	5,000	5,158
4.25% 10/22/26	11,000	10,815
Citigroup, Inc.:
1.85% 11/24/17	21,000	20,989
4.05% 7/30/22	4,000	4,094
4.4% 6/10/25	11,000	11,058
5.3% 5/6/44	21,000	22,056
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Citigroup, Inc.: - continued
5.5% 9/13/25	$ 4,000	$ 4,343
6.125% 5/15/18	31,000	34,212
Credit Suisse AG 6% 2/15/18	2,000	2,176
Credit Suisse New York Branch 1.7% 4/27/18	108,000	107,327
JPMorgan Chase & Co.:
2.35% 1/28/19	4,000	4,014
3.25% 9/23/22	22,000	21,818
3.875% 9/10/24	26,000	25,583
4.125% 12/15/26	31,000	30,760
4.25% 10/15/20	4,000	4,283
4.35% 8/15/21	4,000	4,270
4.625% 5/10/21	4,000	4,332
4.95% 3/25/20	4,000	4,384
Regions Financial Corp. 2% 5/15/18	10,000	9,946
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	100,000	100,833
6% 12/19/23	35,000	37,337
6.1% 6/10/23	13,000	13,945
6.125% 12/15/22	29,000	31,239
		705,637
Capital Markets - 1.3%
Affiliated Managers Group, Inc. 4.25% 2/15/24	4,000	4,153
Goldman Sachs Group, Inc.:
1.748% 9/15/17	30,000	29,928
2.625% 1/31/19	24,000	24,242
2.9% 7/19/18	29,000	29,648
5.75% 1/24/22	8,000	9,094
6.75% 10/1/37	190,000	226,047
Lazard Group LLC 4.25% 11/14/20	8,000	8,413
Morgan Stanley:
2.375% 7/23/19	20,000	19,983
3.7% 10/23/24	18,000	17,965
3.75% 2/25/23	36,000	36,458
4.875% 11/1/22	147,000	155,526
5% 11/24/25	13,000	13,670
		575,127
Consumer Finance - 0.1%
Discover Financial Services 3.95% 11/6/24	7,000	6,733
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America 2.125% 10/2/17 (c)	$ 4,000	$ 4,011
Synchrony Financial:
1.875% 8/15/17	3,000	2,987
3% 8/15/19	4,000	4,006
3.75% 8/15/21	6,000	5,950
4.25% 8/15/24	6,000	5,902
		29,589
Diversified Financial Services - 0.2%
MSCI, Inc. 5.25% 11/15/24 (c)	100,000	101,750
Insurance - 0.3%
Hartford Financial Services Group, Inc. 5.125% 4/15/22	2,000	2,221
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (c)	8,000	7,255
Pacific LifeCorp 6% 2/10/20 (c)	2,000	2,250
Prudential Financial, Inc.:
4.5% 11/16/21	100,000	109,118
5.375% 5/15/45 (d)	11,000	10,880
TIAA Asset Management Finance LLC 2.95% 11/1/19 (c)	3,000	3,018
		134,742
Real Estate Investment Trusts - 1.6%
Alexandria Real Estate Equities, Inc. 2.75% 1/15/20	2,000	1,979
American Campus Communities Operating Partnership LP 3.75% 4/15/23	3,000	2,914
AvalonBay Communities, Inc. 3.625% 10/1/20	5,000	5,195
Camden Property Trust:
2.95% 12/15/22	4,000	3,840
4.25% 1/15/24	8,000	8,269
Corporate Office Properties LP 5% 7/1/25	5,000	4,880
DDR Corp.:
3.5% 1/15/21	140,000	140,598
3.625% 2/1/25	5,000	4,699
4.75% 4/15/18	132,000	139,514
Duke Realty LP:
3.625% 4/15/23	5,000	4,906
3.875% 10/15/22	8,000	8,066
5.95% 2/15/17	10,000	10,623
Equity One, Inc. 3.75% 11/15/22	20,000	19,922
ERP Operating LP 4.625% 12/15/21	275,000	297,060
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Government Properties Income Trust 3.75% 8/15/19	$ 10,000	$ 10,198
Highwoods/Forsyth LP 3.2% 6/15/21	6,000	5,911
Lexington Corporate Properties Trust 4.4% 6/15/24	4,000	4,026
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	3,000	2,947
4.95% 4/1/24	3,000	3,087
Retail Opportunity Investments Partnership LP:
4% 12/15/24	2,000	1,949
5% 12/15/23	2,000	2,108
Weingarten Realty Investors 3.375% 10/15/22	2,000	1,957
WP Carey, Inc.:
4% 2/1/25	13,000	12,566
4.6% 4/1/24	20,000	20,176
		717,390
Real Estate Management & Development - 0.3%
BioMed Realty LP 2.625% 5/1/19	6,000	5,991
Brandywine Operating Partnership LP:
3.95% 2/15/23	10,000	9,819
4.1% 10/1/24	10,000	9,949
4.95% 4/15/18	11,000	11,681
CBRE Group, Inc. 4.875% 3/1/26	20,000	19,721
Digital Realty Trust LP 3.95% 7/1/22	7,000	7,007
Essex Portfolio LP 3.875% 5/1/24	7,000	7,004
Liberty Property LP 3.375% 6/15/23	25,000	24,060
Mack-Cali Realty LP:
2.5% 12/15/17	9,000	9,028
3.15% 5/15/23	12,000	10,651
Mid-America Apartments LP 4.3% 10/15/23	2,000	2,046
Tanger Properties LP:
3.75% 12/1/24	7,000	6,839
3.875% 12/1/23	4,000	3,971
Ventas Realty LP 4.125% 1/15/26	3,000	2,970
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	3,000	3,137
		133,874
TOTAL FINANCIALS		2,398,109
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Express Scripts Holding Co. 4.75% 11/15/21	$ 2,000	$ 2,138
WellPoint, Inc. 3.3% 1/15/23	21,000	20,339
		22,477
Pharmaceuticals - 0.0%
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	3,000	2,989
Zoetis, Inc. 3.25% 2/1/23	4,000	3,793
		6,782
TOTAL HEALTH CARE		29,259
INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	5,000	4,950
3.75% 2/1/22	11,000	10,993
3.875% 4/1/21	9,000	9,090
4.25% 9/15/24	9,000	8,899
		33,932
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Autodesk, Inc. 3.125% 6/15/20	20,000	20,024
MATERIALS - 0.7%
Metals & Mining - 0.7%
Alcoa, Inc. 5.125% 10/1/24	124,000	121,520
Anglo American Capital PLC:
3.625% 5/14/20 (c)	10,000	9,508
4.875% 5/14/25 (c)	19,000	17,136
Barrick Gold Corp.:
3.85% 4/1/22	6,000	5,321
4.1% 5/1/23	166,000	146,654
Freeport-McMoRan, Inc. 3.875% 3/15/23	5,000	3,825
		303,964
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
AT&T, Inc. 5.55% 8/15/41	48,000	48,095
CenturyLink, Inc.:
5.15% 6/15/17	2,000	2,050
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc.: - continued
6% 4/1/17	$ 2,000	$ 2,085
6.15% 9/15/19	2,000	2,095
Embarq Corp. 7.082% 6/1/16	6,000	6,201
Verizon Communications, Inc.:
3.45% 3/15/21	28,000	28,598
4.5% 9/15/20	103,000	110,785
5.012% 8/21/54	84,000	76,624
6.55% 9/15/43	76,000	89,738
		366,271
UTILITIES - 0.2%
Electric Utilities - 0.2%
American Transmission Systems, Inc. 5% 9/1/44 (c)	2,000	2,044
Cleveland Electric Illuminating Co. 5.7% 4/1/17	3,000	3,182
Duke Energy Corp. 2.1% 6/15/18	5,000	5,078
Entergy Corp. 4% 7/15/22	10,000	10,074
FirstEnergy Corp.:
4.25% 3/15/23	30,000	30,059
7.375% 11/15/31	5,000	6,018
IPALCO Enterprises, Inc. 3.45% 7/15/20 (c)	17,000	16,703
		73,158
Multi-Utilities - 0.0%
Dominion Resources, Inc. 2.5818% 9/30/66 (d)	6,000	5,224
Puget Energy, Inc.:
6% 9/1/21	13,000	14,858
6.5% 12/15/20	4,000	4,695
		24,777
TOTAL UTILITIES		97,935
TOTAL NONCONVERTIBLE BONDS (Cost $5,235,481)		5,103,289
U.S. Treasury Obligations - 5.2%
	Principal Amount	Value
U.S. Treasury Bonds 3% 5/15/45	$ 458,000	$ 461,244
U.S. Treasury Notes:
0.625% 12/31/16	1,355,000	1,356,146
1.625% 7/31/20	470,000	471,567
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,279,194)		2,288,957
U.S. Government Agency - Mortgage Securities - 4.4%

Fannie Mae - 2.1%
2.5% 1/1/28	90,587	92,745
3% 9/1/43	182,255	183,600
4% 4/1/42 to 8/1/42	258,941	276,134
4.5% 3/1/41 to 1/1/42	111,941	121,779
5.5% 5/1/27 to 9/1/41	234,353	261,926
TOTAL FANNIE MAE		936,184
Freddie Mac - 1.0%
3% 2/1/43	83,905	84,890
3.5% 4/1/43 to 8/1/43	175,567	182,211
4% 2/1/41	84,133	89,645
4.5% 3/1/41 to 4/1/41	83,117	90,233
TOTAL FREDDIE MAC		446,979
Ginnie Mae - 1.3%
3% 6/20/45	99,484	100,922
3.5% 4/20/42 to 4/20/45	164,445	171,535
4% 11/20/40	68,748	73,528
4.5% 5/20/41	83,913	91,249
5% 10/15/33	104,090	115,044
TOTAL GINNIE MAE		552,278
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,920,348)		1,935,441
Asset-Backed Securities - 0.0%

Vericrest Opportunity Loan Trust Series 2014-NPL7 Class A1, 3.375% 8/27/57 (c) (Cost $33,167)	33,209	33,164
Commercial Mortgage Securities - 1.8%
	Principal Amount	Value
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	$ 98,500	$ 102,075
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	102,642	107,104
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	6,489	6,726
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	9,529	9,821
Series 2007-CB18 Class A4, 5.44% 6/12/47	65,893	68,577
Series 2007-LD11 Class A4, 5.7743% 6/15/49 (d)	240,000	252,692
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0965% 7/15/44 (d)	9,837	10,410
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2006-4 Class A3, 5.172% 12/12/49 (d)	21,620	22,307
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	170,000	176,891
Series 2007-C31 Class A4, 5.509% 4/15/47	10,000	10,201
Series 2007-C33 Class A4, 5.9507% 2/15/51 (d)	23,036	24,074
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $830,858)		790,878
Municipal Securities - 0.5%

Chicago Gen. Oblig.:
(Taxable Proj.) Series 2012 B, 5.432% 1/1/42	25,000	20,146
6.314% 1/1/44	35,000	30,460
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	5,000	5,139
4.95% 6/1/23	10,000	10,167
5.1% 6/1/33	95,000	88,148
Series 2010 5, 6.2% 7/1/21	5,000	5,478
Series 2010-1, 6.63% 2/1/35	20,000	20,585
Series 2010-3:
6.725% 4/1/35	5,000	5,175
7.35% 7/1/35	5,000	5,360
Series 2011, 5.877% 3/1/19	10,000	10,923
Municipal Securities - continued
	Principal Amount	Value
Illinois Gen. Oblig.: - continued
Series 2013:
1.84% 12/1/16	$ 5,000	$ 5,005
3.6% 12/1/19	5,000	5,029
TOTAL MUNICIPAL SECURITIES (Cost $227,108)		211,615
Foreign Government and Government Agency Obligations - 0.0%

United Mexican States 3.5% 1/21/21 (Cost $10,943)	11,000	11,151
Bank Notes - 0.0%

Marshall & Ilsley Bank 5% 1/17/17 (Cost $1,036)	1,000	1,044
Fixed-Income Funds - 73.5%
	Shares
Intermediate Government Funds - 0.9%
Fidelity GNMA Fund (b)	35,256	408,972
Intermediate-Term Bond Funds - 72.6%
DoubleLine Total Return Bond Fund Class I	128,528	1,399,675
JPMorgan Core Bond Fund Select Class	366,362	4,275,445
Metropolitan West Total Return Bond Fund Class I	498,095	5,384,409
PIMCO Total Return Fund Institutional Class	862,303	9,097,298
Prudential Total Return Bond Fund Class Z	189,187	2,690,240
Western Asset Core Bond Fund Class I	222,032	2,715,448
Western Asset Core Plus Bond Fund Class IS	557,896	6,426,966
TOTAL INTERMEDIATE-TERM BOND FUNDS		31,989,481
TOTAL FIXED-INCOME FUNDS (Cost $32,967,509)		32,398,453
Short-Term Funds - 2.4%

Short-Term Funds - 2.4%
Prudential Short-Term Corporate Bond Fund Class Z (Cost $1,075,974)	94,342	1,049,082
Money Market Funds - 0.4%
	Shares	Value
SSgA U.S. Treasury Money Market Fund Class N, 0% (a)(e) (Cost $174,067)	174,067	$ 174,067
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $44,755,685)		43,997,141
NET OTHER ASSETS (LIABILITIES) - 0.2%		71,536
NET ASSETS - 100%		$ 44,068,677
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $457,102 or 1.0% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Non-income producing
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity GNMA Fund	$ 982,171	$ -	$ 568,649	$ 6,320	$ 408,972
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 5,103,289	$ -	$ 5,103,289	$ -
U.S. Government and Government Agency Obligations	2,288,957	-	2,288,957	-
U.S. Government Agency - Mortgage Securities	1,935,441	-	1,935,441	-
Asset-Backed Securities	33,164	-	33,164	-
Commercial Mortgage Securities	790,878	-	790,878	-
Municipal Securities	211,615	-	211,615	-
Foreign Government and Government Agency Obligations	11,151	-	11,151	-
Bank Notes	1,044	-	1,044	-
Fixed-Income Funds	32,398,453	32,398,453	-	-
Short-Term Funds	1,049,082	1,049,082	-	-
Money Market Funds	174,067	174,067	-	-
Total Investments in Securities:	$ 43,997,141	$ 33,621,602	$ 10,375,539	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $44,344,040)	$ 43,588,169
Affiliated issuers (cost $411,645)	408,972
Total Investments (cost $44,755,685)		$ 43,997,141
Receivable for investments sold		85,605
Receivable for fund shares sold		6,041
Dividends receivable		2,482
Interest receivable		85,115
Prepaid expenses		149
Receivable from investment adviser for expense reductions		478
Other receivables		281
Total assets		44,177,292

Liabilities
Payable for investments purchased	$ 3,811
Payable for fund shares redeemed	76,867
Accrued management fee	1,163
Distribution and service plan fees payable	22
Other affiliated payables	1,977
Audit fees payable	22,129
Other payables and accrued expenses	2,646
Total liabilities		108,615

Net Assets		$ 44,068,677
Net Assets consist of:
Paid in capital		$ 44,984,822
Distributions in excess of net investment income		(4,900)
Accumulated undistributed net realized gain (loss) on investments		(152,701)
Net unrealized appreciation (depreciation) on investments		(758,544)
Net Assets		$ 44,068,677

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2015 (Unaudited)

Core Income Multi-Manager: Net Asset Value, offering price and redemption price per share ($40,603,307 ÷ 4,144,920 shares)	$ 9.80

Class F: Net Asset Value, offering price and redemption price per share ($3,254,089 ÷ 332,115 shares)	$ 9.80

Class L: Net Asset Value, offering price and redemption price per share ($105,878 ÷ 10,808 shares)	$ 9.80

Class N: Net Asset Value, offering price and redemption price per share ($105,403 ÷ 10,760 shares)	$ 9.80

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2015 (Unaudited)

Investment Income
Dividends:
Unaffiliated issuers		$ 450,056
Affiliated issuers		6,320
Interest		148,780
Total income		605,156

Expenses
Management fee	$ 72,162
Transfer agent fees	2,894
Distribution and service plan fees	132
Accounting fees and expenses	9,034
Custodian fees and expenses	7,244
Independent trustees' compensation	239
Registration fees	27,110
Audit	25,653
Legal	176
Miscellaneous	186
Total expenses before reductions	144,830
Expense reductions	(93,880)	50,950
Net investment income (loss)		554,206
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,553
Affiliated issuers	(14,309)
Total net realized gain (loss)		(1,756)
Change in net unrealized appreciation (depreciation) on investment securities		(991,310)
Net gain (loss)		(993,066)
Net increase (decrease) in net assets resulting from operations		$ (438,860)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 554,206	$ 1,194,626
Net realized gain (loss)	(1,756)	(28,591)
Change in net unrealized appreciation (depreciation)	(991,310)	816,338
Net increase (decrease) in net assets resulting from operations	(438,860)	1,982,373
Distributions to shareholders from net investment income	(566,544)	(1,200,873)
Distributions to shareholders from net realized gain	-	(12,719)
Total distributions	(566,544)	(1,213,592)
Share transactions - net increase (decrease)	1,713,978	(1,479,047)
Total increase (decrease) in net assets	708,574	(710,266)

Net Assets
Beginning of period	43,360,103	44,070,369
End of period (including distributions in excess of net investment income of $4,900 and undistributed net investment income of $7,438, respectively)	$ 44,068,677	$ 43,360,103

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Core Income Multi-Manager

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 9.84	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.126	.285	.248	.201
Net realized and unrealized gain (loss)	(.217)	.184	(.222)	.151
Total from investment operations	(.091)	.469	.026	.352
Distributions from net investment income	(.129)	(.286)	(.243)	(.197)
Distributions from net realized gain	-	(.003)	(.033)	(.065)
Total distributions	(.129)	(.289)	(.276)	(.262)
Net asset value, end of period	$ 9.80	$ 10.02	$ 9.84	$ 10.09
Total ReturnB, C	(.92)%	4.83%	.29%	3.54%
Ratios to Average Net AssetsF
Expenses before reductions	.66%A	.65%	.68%	.66%A
Expenses net of fee waivers, if any	.23%A	.23%	.23%	.23%A
Expenses net of all reductions	.23%A	.23%	.23%	.23%A
Net investment income (loss)	2.53%A	2.87%	2.53%	2.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,603	$ 40,564	$ 42,471	$ 41,975
Portfolio turnover rateG	46%A	115%	87%	190%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 19, 2012 (commencement of operations) to February 28, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratio. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 9.84	$ 10.10	$ 10.19
Income from Investment Operations
Net investment income (loss) D	.125	.285	.245	.072
Net realized and unrealized gain (loss)	(.225)	.194	(.229)	(.029)
Total from investment operations	(.100)	.479	.016	.043
Distributions from net investment income	(.130)	(.286)	(.243)	(.068)
Distributions from net realized gain	-	(.003)	(.033)	(.065)
Total distributions	(.130)	(.289)	(.276)	(.133)
Net asset value, end of period	$ 9.80	$ 10.03	$ 9.84	$ 10.10
Total ReturnB, C	(1.01)%	4.94%	.19%	.43%
Ratios to Average Net AssetsF
Expenses before reductions	.65%A	.63%	.75%	.66%A
Expenses net of fee waivers, if any	.24%A	.23%	.23%	.23%A
Expenses net of all reductions	.24%A	.23%	.23%	.23%A
Net investment income (loss)	2.53%A	2.87%	2.53%	3.62%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,254	$ 2,583	$ 1,396	$ 272
Portfolio turnover rateG	46%A	115%	87%	190%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of operations) to February 28, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratio. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 9.84	$ 9.72
Income from Investment Operations
Net investment income (loss) D	.126	.285	.073
Net realized and unrealized gain (loss)	(.227)	.194	.118
Total from investment operations	(.101)	.479	.191
Distributions from net investment income	(.129)	(.286)	(.068)
Distributions from net realized gain	-	(.003)	(.003)
Total distributions	(.129)	(.289)	(.071)
Net asset value, end of period	$ 9.80	$ 10.03	$ 9.84
Total ReturnB, C	(1.02)%	4.93%	1.97%
Ratios to Average Net AssetsF
Expenses before reductions	.66%A	.65%	.82%A
Expenses net of fee waivers, if any	.24%A	.23%	.23%A
Expenses net of all reductions	.24%A	.23%	.23%A
Net investment income (loss)	2.53%A	2.87%	2.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106	$ 107	$ 102
Portfolio turnover rateG	46%A	115%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratio. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 9.84	$ 9.72
Income from Investment Operations
Net investment income (loss) D	.113	.261	.066
Net realized and unrealized gain (loss)	(.227)	.193	.118
Total from investment operations	(.114)	.454	.184
Distributions from net investment income	(.116)	(.261)	(.061)
Distributions from net realized gain	-	(.003)	(.003)
Total distributions	(.116)	(.264)	(.064)
Net asset value, end of period	$ 9.80	$ 10.03	$ 9.84
Total ReturnB, C	(1.14)%	4.68%	1.90%
Ratios to Average Net AssetsF
Expenses before reductions	.91%A	.90%	1.07%A
Expenses net of fee waivers, if any	.49%A	.48%	.48%A
Expenses net of all reductions	.49%A	.48%	.48%A
Net investment income (loss)	2.28%A	2.62%	2.27%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 107	$ 102
Portfolio turnover rateG	46%A	115%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratio. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2015 (Unaudited)

1. Organization.

Strategic Advisers® Core Income Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund offers Core Income Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, bank notes and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 254,892
Gross unrealized depreciation	(1,023,886)
Net unrealized appreciation (depreciation) on securities	$ (768,994)

Tax cost	$ 44,766,135

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (116,336)
Long-term	(19,664)
Total capital loss carryforward	$ (136,000)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and U.S. government securities, aggregated $5,378,632 and $3,150,348, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .65% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .33% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Pyramis Global Advisors, LLC (Pyramis), an affiliate of the investment adviser, served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Prudential Investment Management, Inc. (Prudential) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Prudential has not been allocated any portion of the Fund's assets. Prudential in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 132	$ 132

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC receives no fees for providing transfer agency services to Class F. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets*
Core Income Multi-Manager	$ 2,880.01
Class L	7.01
Class N	7.01
	$ 2,894

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $32 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2016. During the period, this waiver reduced the Fund's management fee by $65,152.

The investment adviser has also contractually agreed to reimburse Core Income Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2016. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example sub-advisory fees and interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Core Income Multi-Manager	.20%	$ 26,932
Class F	.20%	1,656
Class L	.20%	69
Class N	.45%	71

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2015	Year ended February 28, 2015
From net investment income
Core Income Multi-Manager	$ 525,104	$ 1,138,079
Class F	38,815	57,055
Class L	1,381	3,000
Class N	1,244	2,739
Total	$ 566,544	$ 1,200,873
From net realized gain
Core Income Multi-Manager	$ -	$ 11,915
Class F	-	740
Class L	-	32
Class N	-	32
Total	$ -	$ 12,719

Semiannual Report

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended August 31, 2015	Year ended February 28, 2015	Six months ended August 31, 2015	Year ended February 28, 2015
Core Income Multi-Manager
Shares sold	99,947	178,582	$ 986,526	$ 1,772,447
Reinvestment of distributions	53,029	115,800	524,935	1,149,986
Shares redeemed	(54,487)	(563,747)	(539,316)	(5,557,087)
Net increase (decrease)	98,489	(269,365)	$ 972,145	$ (2,634,654)
Class F
Shares sold	92,051	133,544	$ 910,690	$ 1,326,339
Reinvestment of distributions	3,953	5,812	38,815	57,795
Shares redeemed	(21,380)	(23,647)	(210,297)	(234,330)
Net increase (decrease)	74,624	115,709	$ 739,208	$ 1,149,804
Class L
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	140	305	1,381	3,032
Shares redeemed	-	-	-	-
Net increase (decrease)	140	305	$ 1,381	$ 3,032
Class N
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	126	279	1,244	2,771
Shares redeemed	-	-	-	-
Net increase (decrease)	126	279	$ 1,244	$ 2,771

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 88% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Pyramis Global Advisors, LLC

Prudential Investment
Management, Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ACF-L-ACF-N-SANN-1015
1.9585974.101
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Strategic Advisers® Core Income Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period C March 1, 2015 to August 31, 2015
Actual	.06%	$ 1,000.00	$ 989.30	$ .30
HypotheticalA		$ 1,000.00	$ 1,024.83	$ .31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
PIMCO Total Return Fund Institutional Class	21.3	19.2
Fidelity Total Bond Fund	17.9	0.0
Western Asset Core Plus Bond Fund Class I	7.6	9.9
Metropolitan West Total Return Bond Fund Class M	7.2	10.0
U.S. Treasury Obligations	4.5	6.7
JPMorgan Core Bond Fund Select Class	4.5	6.6
DoubleLine Total Return Bond Fund Class N	3.3	4.7
Prudential Total Return Bond Fund Class A	3.1	1.9
Fannie Mae	3.0	4.7
Western Asset Core Bond Fund Class I	2.8	3.8
	75.2
Asset Allocation (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
Corporate Bonds 8.4%	Corporate Bonds 10.5%
U.S. Government and U.S. Government Agency Obligations 10.7%	U.S. Government and U.S. Government Agency Obligations 14.5%
Asset-Backed Securities 0.2%	Asset-Backed Securities 0.4%
CMOs and Other Mortgage Related Securities 1.8%	CMOs and Other Mortgage Related Securities 2.3%
Municipal Securities 0.4%	Municipal Securities 0.5%
High Yield Fixed-Income Funds 1.6%	High Yield Fixed-Income Funds 2.0%
Intermediate-Term Bond Funds 76.1%	Intermediate-Term Bond Funds 67.0%
Other Investments 0.4%	Other Investments 0.4%
Short-Term Funds 0.9%	Short-Term Funds 2.5%
Short-Term Investments and Net Other Assets (Liabilities) (0.5)%†	Short-Term Investments and Net Other Assets (Liabilities) (0.1)%†

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
Asset allocations of fixed-income funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.
†Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Semiannual Report

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 8.4%
		Principal Amount (c)	Value
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.1%
Ford Motor Co. 4.75% 1/15/43		$ 250,000	$ 236,909
General Motors Co.:
3.5% 10/2/18		3,180,000	3,224,711
6.25% 10/2/43		1,065,000	1,139,802
General Motors Financial Co., Inc.:
2.625% 7/10/17		1,015,000	1,023,693
3% 9/25/17		2,334,000	2,345,089
3.25% 5/15/18		1,670,000	1,679,337
3.5% 7/10/19		3,787,000	3,816,232
4.25% 5/15/23		1,875,000	1,842,368
4.375% 9/25/21		7,321,000	7,386,904
4.75% 8/15/17		1,755,000	1,819,724
			24,514,769
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
4.25% 6/15/23		2,536,000	2,600,615
6.875% 8/15/18		650,000	731,973
			3,332,588
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
1.875% 5/29/19		1,400,000	1,392,077
2.625% 1/15/22		530,000	514,427
			1,906,504
Household Durables - 0.1%
D.R. Horton, Inc.:
4% 2/15/20		18,400,000	18,492,000
4.375% 9/15/22		1,050,000	1,042,125
Toll Brothers Finance Corp.:
4.375% 4/15/23		5,000,000	4,912,500
5.875% 2/15/22		12,000,000	12,900,000
			37,346,625
Internet & Catalog Retail - 0.0%
Amazon.com, Inc. 1.2% 11/29/17		350,000	347,700
Media - 0.5%
21st Century Fox America, Inc.:
4.75% 9/15/44		645,000	616,505
6.15% 3/1/37		2,054,000	2,278,882
6.15% 2/15/41		1,725,000	1,939,692
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
21st Century Fox America, Inc.: - continued
7.75% 12/1/45		$ 1,484,000	$ 2,011,006
CBS Corp. 4.3% 2/15/21		270,000	283,014
CCO Holdings LLC/CCO Holdings Capital Corp. 5.25% 9/30/22		10,000,000	10,080,000
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (e)		6,002,000	5,970,123
4.908% 7/23/25 (e)		7,565,000	7,513,089
6.384% 10/23/35 (e)		1,420,000	1,441,585
6.484% 10/23/45 (e)		70,000	70,995
Comcast Corp.:
4.6% 8/15/45		1,140,000	1,158,507
5.7% 7/1/19		1,100,000	1,240,730
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.8% 3/15/22		3,100,000	3,073,052
5.875% 10/1/19		1,592,000	1,780,434
Discovery Communications LLC:
3.25% 4/1/23		393,000	365,977
5.625% 8/15/19		225,000	247,617
NBCUniversal, Inc.:
4.375% 4/1/21		225,000	243,525
5.15% 4/30/20		1,610,000	1,803,232
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (e)		10,000,000	9,862,500
Scripps Networks Interactive, Inc. 3.95% 6/15/25		710,000	691,376
Time Warner Cable, Inc.:
4% 9/1/21		16,424,000	16,511,113
5.5% 9/1/41		2,591,000	2,333,874
5.875% 11/15/40		5,543,000	5,230,330
6.55% 5/1/37		6,351,000	6,377,820
6.75% 7/1/18		1,413,000	1,565,350
7.3% 7/1/38		6,393,000	6,767,892
8.25% 4/1/19		6,565,000	7,668,235
8.75% 2/14/19		1,400,000	1,653,830
Time Warner, Inc.:
4% 1/15/22		750,000	768,322
4.7% 1/15/21		1,825,000	1,972,960
4.9% 6/15/42		7,000,000	6,797,469
6.2% 3/15/40		2,433,000	2,713,272
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
4.25% 9/1/23		$ 6,988,000	$ 6,643,023
5.625% 9/15/19		775,000	845,368
5.85% 9/1/43		270,000	247,056
Walt Disney Co.:
1.1% 12/1/17		300,000	298,803
2.55% 2/15/22		335,000	331,881
2.75% 8/16/21		200,000	202,319
			121,600,758
Multiline Retail - 0.1%
Family Tree Escrow LLC 5.25% 3/1/20 (e)		26,500,000	27,758,750
Specialty Retail - 0.0%
Home Depot, Inc.:
4.875% 2/15/44		425,000	450,584
5.875% 12/16/36		200,000	241,882
Lowe's Companies, Inc. 4.25% 9/15/44		310,000	303,924
			996,390
TOTAL CONSUMER DISCRETIONARY			217,804,084
CONSUMER STAPLES - 0.4%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20		4,375,000	4,905,841
Constellation Brands, Inc.:
3.75% 5/1/21		13,210,000	13,325,588
3.875% 11/15/19		5,215,000	5,351,894
4.25% 5/1/23		19,970,000	20,089,820
4.75% 11/15/24		5,595,000	5,720,888
6% 5/1/22		2,360,000	2,601,900
PepsiCo, Inc.:
2.75% 3/5/22		575,000	568,267
4.5% 1/15/20		1,925,000	2,103,975
SABMiller Holdings, Inc. 3.75% 1/15/22 (e)		1,593,000	1,639,568
			56,307,741
Food & Staples Retailing - 0.0%
CVS Health Corp.:
4.875% 7/20/35		225,000	231,479
5.125% 7/20/45		125,000	133,123
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
CVS Health Corp.: - continued
5.3% 12/5/43		$ 40,000	$ 42,958
5.75% 6/1/17		1,005,000	1,077,902
Kroger Co. 2.3% 1/15/19		170,000	169,866
Wal-Mart Stores, Inc.:
5.25% 9/1/35		850,000	970,148
5.625% 4/1/40		350,000	416,163
Walgreens Boots Alliance, Inc. 3.3% 11/18/21		2,632,000	2,604,561
			5,646,200
Food Products - 0.0%
CF Industries Holdings, Inc.:
4.95% 6/1/43		125,000	113,859
5.375% 3/15/44		330,000	319,757
6.875% 5/1/18		120,000	133,610
ConAgra Foods, Inc. 1.9% 1/25/18		919,000	912,471
General Mills, Inc. 5.65% 2/15/19		440,000	488,803
H.J. Heinz Co.:
5% 7/15/35 (e)		90,000	92,774
5.2% 7/15/45 (e)		135,000	141,639
Kraft Foods Group, Inc. 5.375% 2/10/20		1,450,000	1,604,354
The J.M. Smucker Co. 3.5% 3/15/25 (e)		310,000	299,631
Tyson Foods, Inc. 3.95% 8/15/24		450,000	449,530
Unilever Capital Corp. 4.25% 2/10/21		375,000	410,449
			4,966,877
Household Products - 0.0%
Procter & Gamble Co. 3.1% 8/15/23		1,005,000	1,021,951
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22		1,245,000	1,197,013
4% 1/31/24		980,000	995,334
9.25% 8/6/19		449,000	556,037
Philip Morris International, Inc.:
3.875% 8/21/42		600,000	544,504
5.65% 5/16/18		2,400,000	2,643,794
Reynolds American, Inc.:
2.3% 6/12/18		2,234,000	2,247,569
3.25% 6/12/20		1,848,000	1,871,244
3.25% 11/1/22		12,294,000	11,954,759
4% 6/12/22		1,548,000	1,589,265
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.: - continued
4.45% 6/12/25		$ 7,527,000	$ 7,726,067
4.75% 11/1/42		9,939,000	9,204,041
5.7% 8/15/35		1,287,000	1,363,341
5.85% 8/15/45		5,363,000	5,794,968
6.15% 9/15/43		1,299,000	1,422,136
6.75% 6/15/17		1,810,000	1,958,183
7.25% 6/15/37		2,443,000	2,937,666
			54,005,921
TOTAL CONSUMER STAPLES			121,948,690
ENERGY - 1.5%
Energy Equipment & Services - 0.0%
DCP Midstream LLC:
4.75% 9/30/21 (e)		1,717,000	1,556,955
5.35% 3/15/20 (e)		2,258,000	2,194,198
5.85% 5/21/43 (e)(i)		7,892,000	6,037,380
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21		1,212,000	1,239,297
Halliburton Co.:
4.75% 8/1/43		310,000	300,069
6.7% 9/15/38		170,000	207,564
Nabors Industries, Inc. 4.625% 9/15/21		740,000	701,009
Weatherford International Ltd. 5.125% 9/15/20		190,000	169,831
			12,406,303
Oil, Gas & Consumable Fuels - 1.5%
Anadarko Petroleum Corp. 6.95% 7/1/24		300,000	353,983
Apache Corp. 3.25% 4/15/22		270,000	260,447
BP Capital Markets PLC 3.245% 5/6/22		2,210,000	2,191,885
Buckeye Partners LP 2.65% 11/15/18		125,000	121,924
Cenovus Energy, Inc. 6.75% 11/15/39		190,000	196,583
Chesapeake Energy Corp.:
5.75% 3/15/23		7,360,000	5,486,954
6.125% 2/15/21		29,210,000	22,619,640
6.625% 8/15/20		35,475,000	28,291,313
7.25% 12/15/18		10,500,000	8,872,500
Chevron Corp.:
1.961% 3/3/20		125,000	123,612
2.355% 12/5/22		1,715,000	1,624,963
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chevron Corp.: - continued
4.95% 3/3/19		$ 975,000	$ 1,071,659
CNOOC Nexen Finance 2014 ULC 1.625% 4/30/17		970,000	967,864
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (e)		949,000	946,437
3.3% 6/1/20 (e)		4,641,000	4,629,750
4.5% 6/1/25 (e)		1,418,000	1,351,612
5.8% 6/1/45 (e)		1,779,000	1,703,031
ConocoPhillips Co. 2.4% 12/15/22		1,425,000	1,322,429
DCP Midstream Operating LP:
2.5% 12/1/17		1,182,000	1,116,786
2.7% 4/1/19		1,070,000	940,800
3.875% 3/15/23		17,626,000	14,409,343
5.6% 4/1/44		3,773,000	3,070,682
Devon Energy Corp.:
2.25% 12/15/18		730,000	728,064
5% 6/15/45		540,000	513,698
Ecopetrol SA:
4.125% 1/16/25		270,000	237,924
5.875% 5/28/45		150,000	120,750
El Paso Corp. 6.5% 9/15/20		12,030,000	13,273,685
Empresa Nacional de Petroleo 4.375% 10/30/24 (e)		3,195,000	3,110,288
Enable Midstream Partners LP:
2.4% 5/15/19 (e)		1,148,000	1,079,458
3.9% 5/15/24 (e)		1,210,000	1,062,526
Enbridge Energy Partners LP 4.2% 9/15/21		2,044,000	2,062,329
Encana Corp. 6.625% 8/15/37		125,000	117,589
EnLink Midstream Partners LP 4.15% 6/1/25		355,000	327,095
Enterprise Products Operating LP:
3.75% 2/15/25		1,540,000	1,471,062
4.85% 3/15/44		550,000	494,266
6.5% 1/31/19		2,075,000	2,344,011
EOG Resources, Inc.:
3.9% 4/1/35		205,000	191,360
4.1% 2/1/21		285,000	304,953
Kinder Morgan Energy Partners LP:
4.15% 3/1/22		885,000	846,794
6.85% 2/15/20		595,000	665,937
Kinder Morgan, Inc.:
3.05% 12/1/19		34,054,000	33,490,508
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kinder Morgan, Inc.: - continued
4.3% 6/1/25		$ 28,137,000	$ 25,934,914
Marathon Petroleum Corp. 5.125% 3/1/21		2,870,000	3,122,698
Motiva Enterprises LLC 5.75% 1/15/20 (e)		1,497,000	1,642,699
MPLX LP 4% 2/15/25		703,000	648,652
Nakilat, Inc. 6.067% 12/31/33 (e)		666,000	760,905
Noble Energy, Inc.:
5.25% 11/15/43		70,000	62,332
6% 3/1/41		230,000	223,747
Occidental Petroleum Corp. 4.1% 2/1/21		1,075,000	1,143,596
ONEOK Partners LP 3.375% 10/1/22		950,000	850,530
Petrobras Global Finance BV:
5.625% 5/20/43		3,425,000	2,369,073
7.25% 3/17/44		45,996,000	37,026,780
Petrobras International Finance Co. Ltd. 8.375% 12/10/18		1,350,000	1,387,800
Petroleos Mexicanos:
4.25% 1/15/25 (e)		840,000	794,556
4.875% 1/18/24		2,616,000	2,608,152
5.5% 6/27/44		24,610,000	21,293,803
6.375% 1/23/45		12,493,000	12,178,176
6.5% 6/2/41		49,530,000	49,530,000
Phillips 66 Co. 4.3% 4/1/22		1,979,000	2,065,126
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22		5,776,000	5,593,681
Schlumberger Investment SA 3.65% 12/1/23		210,000	214,021
Shell International Finance BV:
2% 11/15/18		2,220,000	2,229,015
3.25% 5/11/25		575,000	565,978
4.3% 9/22/19		425,000	458,748
4.375% 3/25/20		825,000	901,425
Southwestern Energy Co.:
3.3% 1/23/18		1,818,000	1,812,448
4.05% 1/23/20		3,298,000	3,265,347
4.95% 1/23/25		20,819,000	19,105,888
Spectra Energy Partners, LP:
2.95% 9/25/18		585,000	591,108
4.6% 6/15/21		390,000	405,985
4.75% 3/15/24		6,000,000	6,096,726
Sunoco Logistics Partner Operations LP 5.35% 5/15/45		350,000	297,958
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.25% 11/15/23		$ 10,000,000	$ 8,750,000
The Williams Companies, Inc.:
3.7% 1/15/23		1,112,000	963,411
4.55% 6/24/24		12,246,000	10,839,155
Total Capital International SA 2.7% 1/25/23		500,000	478,385
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16		482,000	497,659
Valero Energy Corp. 4.9% 3/15/45		130,000	117,207
Western Gas Partners LP:
4% 7/1/22		270,000	262,037
5.375% 6/1/21		2,668,000	2,826,610
Williams Partners LP:
3.6% 3/15/22		160,000	151,389
4.125% 11/15/20		394,000	400,495
4.3% 3/4/24		2,607,000	2,441,203
5.1% 9/15/45		270,000	220,220
5.25% 3/15/20		150,000	160,237
5.4% 3/4/44		160,000	135,231
6.3% 4/15/40		55,000	52,678
XTO Energy, Inc. 5.5% 6/15/18		225,000	248,946
			397,843,224
TOTAL ENERGY			410,249,527
FINANCIALS - 3.3%
Banks - 1.7%
Abbey National Treasury Services PLC 2.35% 9/10/19		295,000	295,102
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (e)		3,390,000	3,381,525
4% 4/14/19 (e)		4,035,000	3,853,425
5.75% 9/26/23 (e)		3,103,000	2,916,820
Bank of America Corp.:
3.3% 1/11/23		20,158,000	19,847,688
3.875% 3/22/17		890,000	920,163
3.95% 4/21/25		19,718,000	19,065,847
4% 1/22/25		39,278,000	38,392,242
4.1% 7/24/23		15,299,000	15,782,816
4.25% 10/22/26		3,838,000	3,773,552
5.49% 3/15/19		800,000	886,942
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
FINANCIALS - continued
Banks - continued
Bank of America Corp.: - continued
5.65% 5/1/18		$ 1,325,000	$ 1,441,915
5.75% 12/1/17		3,470,000	3,753,700
5.875% 1/5/21		1,630,000	1,855,281
6% 9/1/17		1,005,000	1,084,017
Barclays PLC 2.75% 11/8/19		3,769,000	3,757,391
BNP Paribas SA 2.375% 5/21/20		495,000	492,190
Capital One NA 2.95% 7/23/21		5,911,000	5,755,003
CIT Group, Inc.:
5% 8/15/22		3,000,000	3,048,750
5% 8/1/23		7,000,000	7,087,500
Citigroup, Inc.:
1.85% 11/24/17		7,690,000	7,685,840
3.3% 4/27/25		615,000	594,495
4.05% 7/30/22		1,159,000	1,186,224
4.4% 6/10/25		5,137,000	5,164,236
4.5% 1/14/22		2,773,000	2,969,567
5.5% 2/15/17		1,225,000	1,290,239
5.5% 9/13/25		7,460,000	8,100,329
6.125% 5/15/18		1,195,000	1,318,820
Citizens Financial Group, Inc. 4.15% 9/28/22 (e)		2,461,000	2,482,064
Commonwealth Bank of Australia 2.3% 3/12/20		600,000	596,717
Credit Suisse AG 6% 2/15/18		2,745,000	2,987,109
Credit Suisse Group Funding Guernsey Ltd. 3.75% 3/26/25 (e)		16,272,000	15,742,314
Credit Suisse New York Branch:
1.7% 4/27/18		51,793,000	51,470,226
4.375% 8/5/20		400,000	434,602
Discover Bank:
2% 2/21/18		4,000,000	3,961,156
4.2% 8/8/23		2,424,000	2,451,382
7% 4/15/20		3,143,000	3,621,742
Export-Import Bank of Korea 5.125% 6/29/20		800,000	893,406
Fifth Third Bancorp:
4.5% 6/1/18		520,000	552,423
8.25% 3/1/38		603,000	853,676
HBOS PLC 6.75% 5/21/18 (e)		773,000	852,881
HSBC Holdings PLC:
4% 3/30/22		2,400,000	2,489,654
4.25% 3/14/24		1,872,000	1,874,014
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
FINANCIALS - continued
Banks - continued
Huntington Bancshares, Inc. 7% 12/15/20		$ 404,000	$ 480,752
ING Bank NV 5.8% 9/25/23 (e)		1,690,000	1,827,287
Intesa Sanpaolo SpA 5.017% 6/26/24 (e)		25,000,000	24,411,225
JPMorgan Chase & Co.:
2.2% 10/22/19		1,621,000	1,607,192
2.35% 1/28/19		1,528,000	1,533,273
3.2% 1/25/23		2,150,000	2,116,191
3.25% 9/23/22		12,102,000	12,002,001
3.375% 5/1/23		425,000	407,853
3.625% 5/13/24		1,505,000	1,500,672
3.875% 9/10/24		11,432,000	11,248,654
4.125% 12/15/26		11,579,000	11,489,355
4.25% 10/15/20		1,747,000	1,870,668
4.35% 8/15/21		4,947,000	5,280,893
4.625% 5/10/21		1,718,000	1,860,613
4.95% 3/25/20		4,618,000	5,061,180
5.625% 8/16/43		145,000	155,779
6.3% 4/23/19		900,000	1,020,541
Lloyds Bank PLC 2.3% 11/27/18		275,000	276,588
Peoples United Bank 4% 7/15/24		300,000	295,221
PNC Bank NA 3.25% 6/1/25		810,000	791,500
PNC Financial Services Group, Inc.:
2.854% 11/9/22		275,000	271,589
3.9% 4/29/24		375,000	378,450
Rabobank Nederland 4.375% 8/4/25		7,713,000	7,734,134
Regions Bank 6.45% 6/26/37		2,533,000	2,966,576
Regions Financial Corp. 2% 5/15/18		3,125,000	3,108,197
Royal Bank of Scotland Group PLC:
5.125% 5/28/24		21,274,000	21,451,234
6% 12/19/23		21,950,000	23,415,865
6.1% 6/10/23		26,988,000	28,950,459
6.125% 12/15/22		5,889,000	6,343,696
6.4% 10/21/19		600,000	671,314
Societe Generale 4.25% 4/14/25 (e)		23,500,000	22,432,677
Sumitomo Mitsui Banking Corp. 3.95% 7/19/23		250,000	261,981
Svenska Handelsbanken AB 2.5% 1/25/19		585,000	595,575
Wells Fargo & Co.:
3% 2/19/25		1,050,000	1,009,871
3.45% 2/13/23		2,700,000	2,687,153
4.125% 8/15/23		280,000	288,653
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
FINANCIALS - continued
Banks - continued
Wells Fargo & Co.: - continued
4.48% 1/16/24		$ 1,094,000	$ 1,140,804
4.65% 11/4/44		960,000	937,460
5.625% 12/11/17		1,975,000	2,149,870
			468,997,981
Capital Markets - 0.9%
Affiliated Managers Group, Inc. 4.25% 2/15/24		1,351,000	1,402,774
Deutsche Bank AG 4.5% 4/1/25		9,696,000	9,375,848
Deutsche Bank AG London Branch 1.875% 2/13/18		595,000	592,075
Goldman Sachs Group, Inc.:
1.748% 9/15/17		10,433,000	10,408,128
2.375% 1/22/18		15,000,000	15,147,870
2.625% 1/31/19		8,273,000	8,356,582
2.9% 7/19/18		4,471,000	4,570,833
3.625% 1/22/23		2,275,000	2,284,826
3.75% 5/22/25		210,000	208,933
3.85% 7/8/24		1,900,000	1,915,181
5.25% 7/27/21		2,497,000	2,775,895
5.75% 1/24/22		3,211,000	3,649,908
5.95% 1/18/18		1,219,000	1,329,883
6.15% 4/1/18		1,600,000	1,763,187
6.75% 10/1/37		32,678,000	38,877,736
Lazard Group LLC:
4.25% 11/14/20		2,944,000	3,095,928
6.85% 6/15/17		230,000	248,946
Morgan Stanley:
1.875% 1/5/18		19,544,000	19,543,433
2.375% 7/23/19		7,611,000	7,604,630
3.7% 10/23/24		6,543,000	6,530,457
3.75% 2/25/23		5,400,000	5,468,764
3.875% 4/29/24		2,650,000	2,689,278
4.1% 5/22/23		2,380,000	2,386,747
4.35% 9/8/26		35,903,000	35,818,736
4.875% 11/1/22		17,828,000	18,861,988
5% 11/24/25		30,109,000	31,661,420
5.625% 9/23/19		500,000	555,783
5.75% 1/25/21		4,996,000	5,660,408
6.625% 4/1/18		2,019,000	2,250,022
Nomura Holdings, Inc. 2.75% 3/19/19		840,000	848,819
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
FINANCIALS - continued
Capital Markets - continued
UBS AG Stamford Branch:
1.375% 6/1/17		$ 1,150,000	$ 1,144,538
1.8% 3/26/18		625,000	622,804
2.375% 8/14/19		495,000	494,906
			248,147,266
Consumer Finance - 0.1%
American Express Co. 2.65% 12/2/22		1,000,000	957,672
Capital One Financial Corp. 6.15% 9/1/16		600,000	627,570
Discover Financial Services:
3.85% 11/21/22		1,943,000	1,893,731
3.95% 11/6/24		2,567,000	2,468,953
5.2% 4/27/22		1,093,000	1,152,873
Ford Motor Credit Co. LLC:
2.597% 11/4/19		360,000	354,820
5.75% 2/1/21		2,330,000	2,609,104
General Electric Capital Corp.:
3.1% 1/9/23		320,000	320,457
3.15% 9/7/22		2,255,000	2,271,071
5.55% 5/4/20		3,825,000	4,334,475
5.875% 1/14/38		900,000	1,086,071
HSBC Finance Corp. 6.676% 1/15/21		1,050,000	1,221,089
Hyundai Capital America 2.125% 10/2/17 (e)		881,000	883,516
Synchrony Financial:
1.875% 8/15/17		909,000	905,131
3% 8/15/19		1,335,000	1,337,067
3.75% 8/15/21		2,016,000	1,999,326
4.25% 8/15/24		2,379,000	2,339,958
			26,762,884
Diversified Financial Services - 0.0%
Berkshire Hathaway Finance Corp. 3% 5/15/22		1,275,000	1,293,718
Berkshire Hathaway, Inc. 4.5% 2/11/43		500,000	488,159
MSCI, Inc. 5.25% 11/15/24 (e)		7,000,000	7,122,500
			8,904,377
Insurance - 0.2%
ACE INA Holdings, Inc.:
2.7% 3/13/23		755,000	718,378
3.15% 3/15/25		190,000	182,185
AIA Group Ltd. 2.25% 3/11/19 (e)		776,000	772,191
Allied World Assurance Co. Holdings Ltd. 7.5% 8/1/16		210,000	221,194
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
FINANCIALS - continued
Insurance - continued
Allstate Corp. 4.5% 6/15/43		$ 220,000	$ 219,463
American International Group, Inc.:
4.5% 7/16/44		855,000	816,429
4.875% 6/1/22		1,255,000	1,368,416
Aon Corp. 5% 9/30/20		540,000	594,489
Five Corners Funding Trust 4.419% 11/15/23 (e)		3,420,000	3,542,121
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(i)		2,630,000	2,682,600
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		2,819,000	3,130,110
5.5% 3/30/20		665,000	744,207
Liberty Mutual Group, Inc. 5% 6/1/21 (e)		1,847,000	2,003,611
Lincoln National Corp.:
6.3% 10/9/37		200,000	239,452
7% 6/15/40		275,000	351,007
Marsh & McLennan Companies, Inc.:
3.5% 6/3/24		390,000	385,357
4.8% 7/15/21		1,026,000	1,123,459
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (e)		3,800,000	3,445,939
MetLife, Inc.:
4.05% 3/1/45		330,000	304,169
4.368% 9/15/23		2,020,000	2,138,528
7.717% 2/15/19		650,000	765,721
Pacific Life Insurance Co. 9.25% 6/15/39 (e)		1,338,000	2,011,897
Pacific LifeCorp 6% 2/10/20 (e)		174,000	195,779
Prudential Financial, Inc.:
4.5% 11/16/21		1,118,000	1,219,939
4.75% 9/17/15		1,859,000	1,860,918
5.375% 5/15/45 (i)		5,278,000	5,220,259
7.375% 6/15/19		438,000	513,982
Symetra Financial Corp. 6.125% 4/1/16 (e)		1,239,000	1,270,059
The Chubb Corp. 6% 5/11/37		200,000	245,332
The Travelers Companies, Inc.:
4.6% 8/1/43		555,000	566,730
5.8% 5/15/18		1,025,000	1,132,693
TIAA Asset Management Finance LLC 2.95% 11/1/19 (e)		1,102,000	1,108,496
Unum Group 5.625% 9/15/20		3,216,000	3,598,614
			44,693,724
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.2%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20		$ 801,000	$ 792,421
4.6% 4/1/22		631,000	654,506
American Campus Communities Operating Partnership LP 3.75% 4/15/23		813,000	789,581
AvalonBay Communities, Inc. 3.625% 10/1/20		6,495,000	6,748,350
Camden Property Trust:
2.95% 12/15/22		954,000	915,885
4.25% 1/15/24		2,838,000	2,933,496
Corporate Office Properties LP 5% 7/1/25		2,395,000	2,337,599
DDR Corp.:
3.625% 2/1/25		2,199,000	2,066,787
4.625% 7/15/22		5,099,000	5,301,787
4.75% 4/15/18		1,652,000	1,746,035
7.5% 4/1/17		663,000	718,312
Duke Realty LP:
3.625% 4/15/23		1,382,000	1,355,929
3.875% 10/15/22		2,108,000	2,125,433
4.375% 6/15/22		1,237,000	1,279,892
5.5% 3/1/16		1,275,000	1,300,422
5.95% 2/15/17		36,000	38,244
Equity One, Inc.:
3.75% 11/15/22		3,200,000	3,187,459
6% 9/15/17		886,000	956,198
6.25% 1/15/17		646,000	683,790
ERP Operating LP 4.625% 12/15/21		2,855,000	3,084,022
Federal Realty Investment Trust 5.9% 4/1/20		351,000	399,317
Government Properties Income Trust 3.75% 8/15/19		4,010,000	4,089,574
Highwoods/Forsyth LP 3.2% 6/15/21		2,263,000	2,229,476
HRPT Properties Trust 6.65% 1/15/18		809,000	869,437
Lexington Corporate Properties Trust 4.4% 6/15/24		1,319,000	1,327,720
Omega Healthcare Investors, Inc.:
4.5% 1/15/25		1,245,000	1,223,008
4.95% 4/1/24		1,152,000	1,185,497
Retail Opportunity Investments Partnership LP:
4% 12/15/24		877,000	854,541
5% 12/15/23		626,000	659,897
Select Income REIT 2.85% 2/1/18		145,000	145,468
Weingarten Realty Investors 3.375% 10/15/22		472,000	461,902
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
WP Carey, Inc.:
4% 2/1/25		$ 5,544,000	$ 5,358,925
4.6% 4/1/24		7,436,000	7,501,377
			65,322,287
Real Estate Management & Development - 0.2%
BioMed Realty LP:
2.625% 5/1/19		2,083,000	2,079,803
6.125% 4/15/20		473,000	532,418
Brandywine Operating Partnership LP:
3.95% 2/15/23		2,536,000	2,490,169
4.1% 10/1/24		3,830,000	3,810,574
4.95% 4/15/18		2,322,000	2,465,855
5.7% 5/1/17		567,000	599,536
CBRE Group, Inc. 4.875% 3/1/26		12,670,000	12,493,190
Digital Realty Trust LP 3.95% 7/1/22		3,369,000	3,372,601
Essex Portfolio LP 3.875% 5/1/24		2,685,000	2,686,563
Liberty Property LP:
3.375% 6/15/23		4,307,000	4,145,139
4.125% 6/15/22		1,061,000	1,084,621
4.75% 10/1/20		2,674,000	2,884,540
6.625% 10/1/17		938,000	1,026,838
Mack-Cali Realty LP:
2.5% 12/15/17		1,744,000	1,749,448
3.15% 5/15/23		3,436,000	3,049,715
4.5% 4/18/22		644,000	641,863
Mid-America Apartments LP:
4.3% 10/15/23		666,000	681,162
6.05% 9/1/16		1,122,000	1,170,806
Post Apartment Homes LP 3.375% 12/1/22		1,800,000	1,751,053
Tanger Properties LP:
3.75% 12/1/24		2,653,000	2,592,111
3.875% 12/1/23		1,492,000	1,481,149
6.125% 6/1/20		1,439,000	1,635,946
Ventas Realty LP 4.125% 1/15/26		1,628,000	1,611,634
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19		970,000	1,014,328
			57,051,062
TOTAL FINANCIALS			919,879,581
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
HEALTH CARE - 0.2%
Biotechnology - 0.0%
Amgen, Inc.:
3.45% 10/1/20		$ 410,000	$ 421,630
3.625% 5/22/24		1,405,000	1,385,136
4.4% 5/1/45		235,000	218,854
4.5% 3/15/20		1,500,000	1,622,091
5.85% 6/1/17		145,000	155,664
Baxalta, Inc. 5.25% 6/23/45 (e)		280,000	280,659
Celgene Corp. 5% 8/15/45		310,000	311,733
Gilead Sciences, Inc.:
4.4% 12/1/21		340,000	364,675
4.5% 4/1/21		1,295,000	1,397,396
4.5% 2/1/45		115,000	113,612
4.8% 4/1/44		530,000	545,646
			6,817,096
Health Care Equipment & Supplies - 0.0%
Abbott Laboratories 2.55% 3/15/22		500,000	489,293
Becton, Dickinson & Co.:
3.125% 11/8/21		900,000	888,773
4.685% 12/15/44		175,000	171,709
Medtronic, Inc.:
1.375% 4/1/18		350,000	347,807
2.5% 3/15/20 (e)		90,000	90,591
2.75% 4/1/23		560,000	539,265
4.625% 3/15/45 (e)		930,000	947,485
Zimmer Biomet Holdings, Inc. 2.7% 4/1/20		465,000	460,064
			3,934,987
Health Care Providers & Services - 0.1%
Aetna, Inc. 2.75% 11/15/22		755,000	719,295
Ascension Health 4.847% 11/15/53		250,000	267,465
Cardinal Health, Inc.:
3.2% 6/15/22		405,000	400,665
4.625% 12/15/20		200,000	216,146
Catholic Health Initiatives 4.2% 8/1/23		400,000	418,457
Cigna Corp.:
4% 2/15/22		360,000	369,720
4.375% 12/15/20		305,000	325,125
5.125% 6/15/20		560,000	619,147
5.375% 2/15/42		125,000	132,767
Coventry Health Care, Inc. 5.45% 6/15/21		1,954,000	2,169,845
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts Holding Co. 4.75% 11/15/21		$ 4,758,000	$ 5,085,855
HCA Holdings, Inc.:
3.75% 3/15/19		3,362,000	3,378,810
4.75% 5/1/23		205,000	207,817
5.875% 3/15/22		250,000	271,875
6.5% 2/15/20		3,683,000	4,069,715
Laboratory Corp. of America Holdings 4.7% 2/1/45		380,000	345,675
McKesson Corp.:
4.75% 3/1/21		90,000	98,280
6% 3/1/41		235,000	271,123
7.5% 2/15/19		660,000	766,886
Medco Health Solutions, Inc. 4.125% 9/15/20		1,049,000	1,108,380
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55		140,000	131,933
New York & Presbyterian Hospital 4.024% 8/1/45		505,000	472,794
NYU Hospitals Center 5.75% 7/1/43		185,000	214,269
Quest Diagnostics, Inc. 5.75% 1/30/40		268,000	283,041
UnitedHealth Group, Inc.:
2.875% 3/15/22		25,000	24,838
2.875% 3/15/23		1,550,000	1,508,491
4.7% 2/15/21		240,000	263,531
4.75% 7/15/45		350,000	366,291
6.875% 2/15/38		125,000	164,888
WellPoint, Inc.:
3.125% 5/15/22		1,165,000	1,124,500
3.3% 1/15/23		4,395,000	4,256,623
3.7% 8/15/21		565,000	575,157
			30,629,404
Pharmaceuticals - 0.1%
AbbVie, Inc.:
2.9% 11/6/22		421,000	406,105
3.6% 5/14/25		625,000	614,573
4.7% 5/14/45		570,000	553,850
Actavis Funding SCS:
2.45% 6/15/19		295,000	292,500
4.75% 3/15/45		900,000	824,819
Eli Lilly & Co. 2.75% 6/1/25		210,000	203,443
GlaxoSmithKline Capital, Inc. 2.8% 3/18/23		1,650,000	1,610,832
Johnson & Johnson 5.15% 7/15/18		340,000	375,440
Merck & Co., Inc.:
2.4% 9/15/22		1,800,000	1,731,796
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.: - continued
3.7% 2/10/45		$ 275,000	$ 249,183
3.875% 1/15/21		1,100,000	1,174,225
Mylan, Inc. 2.55% 3/28/19		150,000	146,959
Novartis Capital Corp.:
2.4% 9/21/22		2,270,000	2,205,868
4.4% 5/6/44		525,000	553,767
Perrigo Finance PLC 3.5% 12/15/21		948,000	924,788
Pfizer, Inc. 3.4% 5/15/24		1,775,000	1,777,847
Teva Pharmaceutical Finance Co. BV 2.95% 12/18/22		350,000	330,875
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17		829,000	825,828
6.125% 8/15/19		725,000	813,771
Zoetis, Inc.:
3.25% 2/1/23		5,975,000	5,665,764
4.7% 2/1/43		675,000	585,340
			21,867,573
TOTAL HEALTH CARE			63,249,060
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
General Dynamics Corp. 2.25% 11/15/22		400,000	378,644
Honeywell International, Inc. 5.375% 3/1/41		100,000	116,802
Lockheed Martin Corp.:
3.8% 3/1/45		945,000	828,688
4.25% 11/15/19		725,000	785,290
Northrop Grumman Corp.:
3.85% 4/15/45		420,000	367,962
4.75% 6/1/43		545,000	548,944
Raytheon Co. 4.2% 12/15/44		155,000	153,408
The Boeing Co. 4.875% 2/15/20		650,000	729,115
United Technologies Corp.:
4.15% 5/15/45		145,000	139,208
6.125% 2/1/19		300,000	340,616
6.7% 8/1/28		360,000	457,398
			4,846,075
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.0%
United Parcel Service, Inc.:
3.125% 1/15/21		$ 370,000	$ 381,185
5.125% 4/1/19		635,000	706,539
			1,087,724
Airlines - 0.0%
American Airelines 2014-1 Class A pass-thru trust Equipment Trust Certificate 3.7% 4/1/28		320,328	319,143
Continental Airlines, Inc.:
4.15% 4/11/24		991,719	996,677
6.545% 8/2/20		207,271	224,371
6.795% 2/2/20		21,816	22,907
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 8/10/22		162,714	186,714
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		396,695	420,496
8.36% 1/20/19		1,102,295	1,180,833
United Airlines pass-thru trust Series 2013-1A Class O, 4.3% 2/15/27		195,157	201,012
			3,552,153
Building Products - 0.0%
Fortune Brands Home & Security, Inc. 3% 6/15/20		425,000	424,045
Masco Corp. 4.45% 4/1/25		1,610,000	1,609,823
			2,033,868
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 5.5% 9/15/19		325,000	361,433
Waste Management, Inc.:
2.9% 9/15/22		155,000	152,116
4.75% 6/30/20		290,000	317,695
WMX Technologies, Inc. 4.6% 3/1/21		345,000	374,508
			1,205,752
Electrical Equipment - 0.0%
ABB Finance (U.S.A.), Inc. 2.875% 5/8/22		115,000	112,716
Industrial Conglomerates - 0.0%
Covidien International Finance SA:
2.95% 6/15/23		120,000	117,028
4.2% 6/15/20		145,000	156,110
Koninklijke Philips Electronics NV 5.75% 3/11/18		455,000	491,409
			764,547
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
INDUSTRIALS - continued
Machinery - 0.0%
Caterpillar, Inc.:
2.6% 6/26/22		$ 275,000	$ 267,220
3.9% 5/27/21		1,975,000	2,110,017
Cummins, Inc. 4.875% 10/1/43		13,000	13,568
Deere & Co.:
2.6% 6/8/22		800,000	780,503
3.9% 6/9/42		250,000	233,848
Xylem, Inc. 4.875% 10/1/21		525,000	569,964
			3,975,120
Professional Services - 0.0%
Equifax, Inc. 3.3% 12/15/22		300,000	299,013
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 4.1% 6/1/21		950,000	1,010,435
Canadian National Railway Co. 2.85% 12/15/21		600,000	603,898
CSX Corp.:
3.4% 8/1/24		600,000	595,395
6.25% 3/15/18		400,000	444,064
Norfolk Southern Corp. 5.9% 6/15/19		2,075,000	2,342,492
Union Pacific Corp.:
3.875% 2/1/55		235,000	203,479
4% 2/1/21		730,000	782,730
4.3% 6/15/42		100,000	98,913
			6,081,406
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18		1,941,000	1,921,590
3.75% 2/1/22		4,752,000	4,748,811
3.875% 4/1/21		3,700,000	3,737,000
4.25% 9/15/24		3,212,000	3,175,865
4.75% 3/1/20		3,227,000	3,416,683
W.W. Grainger, Inc. 4.6% 6/15/45		235,000	241,454
			17,241,403
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (i)		755,000	853,150
TOTAL INDUSTRIALS			42,052,927
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
2.9% 3/4/21		$ 150,000	$ 152,076
3% 6/15/22		510,000	510,221
4.45% 1/15/20		120,000	131,241
4.95% 2/15/19		550,000	603,508
			1,397,046
IT Services - 0.0%
Fiserv, Inc. 3.85% 6/1/25		975,000	962,177
IBM Corp. 3.375% 8/1/23		315,000	314,870
MasterCard, Inc. 3.375% 4/1/24		470,000	475,078
Xerox Corp. 2.95% 3/15/17		600,000	609,309
			2,361,434
Software - 0.1%
Autodesk, Inc. 3.125% 6/15/20		9,554,000	9,565,599
CA Technologies, Inc. 3.6% 8/1/20		555,000	556,262
Microsoft Corp. 1.85% 2/12/20		550,000	547,763
Oracle Corp.:
2.5% 10/15/22		2,350,000	2,262,239
2.8% 7/8/21		765,000	767,115
4.125% 5/15/45		545,000	513,006
			14,211,984
Technology Hardware, Storage & Peripherals - 0.0%
Apple, Inc.:
2.4% 5/3/23		855,000	815,433
2.85% 5/6/21		1,470,000	1,495,306
3.2% 5/13/25		655,000	651,052
Hewlett-Packard Co. 4.3% 6/1/21		500,000	520,142
			3,481,933
TOTAL INFORMATION TECHNOLOGY			21,452,397
MATERIALS - 0.6%
Chemicals - 0.1%
Agrium, Inc.:
4.9% 6/1/43		150,000	141,033
5.25% 1/15/45		330,000	324,454
E.I. du Pont de Nemours & Co.:
2.8% 2/15/23		425,000	407,179
6% 7/15/18		950,000	1,056,137
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
MATERIALS - continued
Chemicals - continued
Eastman Chemical Co. 4.65% 10/15/44		$ 185,000	$ 173,932
Ecolab, Inc. 4.35% 12/8/21		300,000	322,289
LyondellBasell Industries NV 6% 11/15/21		2,030,000	2,299,722
Monsanto Co. 4.7% 7/15/64		145,000	125,362
Praxair, Inc. 4.5% 8/15/19		220,000	238,842
The Dow Chemical Co.:
4.125% 11/15/21		3,812,000	3,969,478
4.25% 11/15/20		3,550,000	3,761,853
			12,820,281
Containers & Packaging - 0.0%
Rock-Tenn Co. 4.9% 3/1/22		185,000	198,237
Metals & Mining - 0.5%
Alcoa, Inc. 5.125% 10/1/24		23,834,000	23,357,320
Anglo American Capital PLC:
3.625% 5/14/20 (e)		5,007,000	4,760,631
4.125% 4/15/21 (e)		6,803,000	6,339,947
4.125% 9/27/22 (e)		1,333,000	1,196,352
4.875% 5/14/25 (e)		8,793,000	7,930,187
Barrick Gold Corp.:
3.85% 4/1/22		1,931,000	1,712,455
4.1% 5/1/23		89,652,000	79,203,687
Barrick PD Australia Finance Pty Ltd. 4.95% 1/15/20		350,000	369,548
BHP Billiton Financial (U.S.A.) Ltd.:
5% 9/30/43		195,000	199,651
6.5% 4/1/19		425,000	484,451
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (e)		1,810,000	1,821,331
Freeport-McMoRan, Inc. 3.875% 3/15/23		9,593,000	7,338,645
Newmont Mining Corp. 6.25% 10/1/39		400,000	356,581
Rio Tinto Finance (U.S.A.) Ltd.:
3.5% 11/2/20		120,000	123,842
3.75% 6/15/25		740,000	717,450
Rio Tinto Finance (U.S.A.) PLC 1.375% 6/17/16		560,000	561,220
Southern Copper Corp. 5.875% 4/23/45		400,000	343,556
Teck Resources Ltd. 6.25% 7/15/41		160,000	107,600
Vale Overseas Ltd. 6.875% 11/10/39		100,000	85,050
			137,009,504
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
MATERIALS - continued
Paper & Forest Products - 0.0%
International Paper Co.:
4.75% 2/15/22		$ 1,595,000	$ 1,696,855
5% 9/15/35		405,000	389,921
			2,086,776
TOTAL MATERIALS			152,114,798
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
2.3% 3/11/19		60,000,000	59,723,100
3.4% 5/15/25		30,000	28,556
3.875% 8/15/21		3,600,000	3,686,760
4.5% 5/15/35		105,000	96,194
4.75% 5/15/46		200,000	182,354
4.8% 6/15/44		865,000	794,526
5.35% 9/1/40		590,000	577,832
6.3% 1/15/38		2,523,000	2,751,965
BellSouth Capital Funding Corp. 7.875% 2/15/30		56,000	67,778
British Telecommunications PLC:
2.35% 2/14/19		275,000	273,996
9.625% 12/15/30 (i)		275,000	400,366
CenturyLink, Inc.:
5.15% 6/15/17		214,000	219,350
6% 4/1/17		534,000	556,695
6.15% 9/15/19		2,129,000	2,230,128
Embarq Corp.:
7.082% 6/1/16		1,743,000	1,801,303
7.995% 6/1/36		8,614,000	9,109,305
Verizon Communications, Inc.:
3.45% 3/15/21		10,081,000	10,296,350
4.5% 9/15/20		48,080,000	51,713,886
4.522% 9/15/48		1,961,000	1,749,328
4.672% 3/15/55		1,371,000	1,186,632
5.012% 8/21/54		36,180,000	33,003,034
6% 4/1/41		500,000	550,646
6.1% 4/15/18		4,623,000	5,090,358
6.55% 9/15/43		44,616,000	52,680,967
			238,771,409
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV 5% 3/30/20		$ 1,175,000	$ 1,292,618
Rogers Communications, Inc.:
3% 3/15/23		150,000	142,056
6.8% 8/15/18		200,000	225,412
			1,660,086
TOTAL TELECOMMUNICATION SERVICES			240,431,495
UTILITIES - 0.4%
Electric Utilities - 0.3%
Alabama Power Co.:
3.85% 12/1/42		500,000	448,234
4.1% 1/15/42		125,000	117,434
American Transmission Systems, Inc. 5% 9/1/44 (e)		706,000	721,526
Baltimore Gas & Electric Co. 3.35% 7/1/23		220,000	219,478
CenterPoint Energy Houston Electric LLC 2.25% 8/1/22		530,000	507,157
Cleveland Electric Illuminating Co. 5.7% 4/1/17		851,000	902,682
Commonwealth Edison Co.:
3.7% 3/1/45		115,000	103,376
4.6% 8/15/43		695,000	721,920
Connecticut Light & Power Co. 4.15% 6/1/45		345,000	335,663
Duke Energy Carolinas LLC:
4.25% 12/15/41		600,000	598,654
6.1% 6/1/37		775,000	950,231
Duke Energy Corp. 2.1% 6/15/18		1,559,000	1,583,417
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)		8,875,000	10,080,713
6.4% 9/15/20 (e)		4,858,000	5,562,269
Entergy Corp.:
4% 7/15/22		5,000,000	5,036,805
5.125% 9/15/20		545,000	583,197
Exelon Corp. 5.1% 6/15/45		210,000	208,567
FirstEnergy Corp.:
4.25% 3/15/23		12,580,000	12,604,594
7.375% 11/15/31		9,740,000	11,723,064
FirstEnergy Solutions Corp. 6.05% 8/15/21		5,744,000	6,248,283
IPALCO Enterprises, Inc. 3.45% 7/15/20 (e)		8,163,000	8,020,148
LG&E and KU Energy LLC 3.75% 11/15/20		686,000	718,742
Northern States Power Co. 6.25% 6/1/36		370,000	474,585
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
UTILITIES - continued
Electric Utilities - continued
Pacific Gas & Electric Co.:
4.3% 3/15/45		$ 350,000	$ 338,563
5.125% 11/15/43		175,000	189,761
6.05% 3/1/34		1,275,000	1,524,469
PacifiCorp 5.75% 4/1/37		550,000	650,861
Pennsylvania Electric Co. 6.05% 9/1/17		1,245,000	1,349,566
Progress Energy, Inc. 4.875% 12/1/19		450,000	491,399
Puget Sound Energy, Inc. 5.764% 7/15/40		285,000	338,652
Southern California Edison Co.:
3.6% 2/1/45		440,000	392,919
4.65% 10/1/43		750,000	790,652
Virginia Electric & Power Co. 6% 5/15/37		425,000	518,372
Wisconsin Power & Light Co. 4.1% 10/15/44		240,000	231,598
			75,287,551
Gas Utilities - 0.0%
AGL Capital Corp. 4.4% 6/1/43		290,000	277,272
Atmos Energy Corp. 4.125% 10/15/44		360,000	343,432
Southern Natural Gas Co. 5.9% 4/1/17 (e)		732,000	772,421
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		527,000	539,028
			1,932,153
Independent Power and Renewable Electricity Producers - 0.0%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		12,000,000	12,375,000
Exelon Generation Co. LLC 2.95% 1/15/20		120,000	120,188
			12,495,188
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
2.5818% 9/30/66 (i)		6,307,000	5,491,663
4.45% 3/15/21		1,185,000	1,260,441
7.5% 6/30/66 (i)		924,000	823,515
MidAmerican Energy Holdings, Co. 4.5% 2/1/45		255,000	248,494
NiSource Finance Corp.:
4.8% 2/15/44		410,000	412,267
5.45% 9/15/20		3,370,000	3,770,019
5.65% 2/1/45		190,000	215,928
NorthWestern Energy Corp. 4.176% 11/15/44		330,000	325,693
Puget Energy, Inc.:
5.625% 7/15/22		4,555,000	5,104,055
6% 9/1/21		4,353,000	4,975,174
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
UTILITIES - continued
Multi-Utilities - continued
Puget Energy, Inc.: - continued
6.5% 12/15/20		$ 1,405,000	$ 1,649,009
San Diego Gas & Electric Co. 3.6% 9/1/23		525,000	545,639
Wisconsin Energy Corp. 6.25% 5/15/67 (i)		1,012,000	876,645
			25,698,542
TOTAL UTILITIES			115,413,434
TOTAL NONCONVERTIBLE BONDS (Cost $2,364,059,802)			2,304,595,993
U.S. Government and Government Agency Obligations - 4.6%

U.S. Government Agency Obligations - 0.1%
Fannie Mae:
1.125% 10/19/18		980,000	977,054
1.5% 6/22/20		920,000	911,906
1.625% 11/27/18		1,115,000	1,128,834
1.625% 1/21/20		685,000	686,767
1.875% 9/18/18		2,890,000	2,948,335
1.875% 2/19/19		40,000	40,722
2.625% 9/6/24		3,540,000	3,566,072
Federal Farm Credit Bank 5.125% 8/25/16		350,000	365,979
Freddie Mac:
1.25% 8/1/19		275,000	272,880
2.375% 1/13/22		4,720,000	4,802,600
Tennessee Valley Authority:
2.875% 9/15/24		435,000	438,466
3.875% 2/15/21		280,000	306,809
5.25% 9/15/39		670,000	822,176
5.5% 7/18/17		210,000	227,762
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			17,496,362
U.S. Treasury Obligations - 4.5%
U.S. Treasury Bonds:
2.5% 2/15/45		27,110,000	24,552,199
2.75% 8/15/42		7,515,000	7,209,312
2.875% 5/15/43		20,585,000	20,195,285
U.S. Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
3% 11/15/44		$ 6,595,000	$ 6,627,546
3% 5/15/45		148,275,000	149,325,232
4.625% 2/15/40		7,675,000	10,032,062
6.125% 8/15/29		3,415,000	4,879,004
8% 11/15/21		4,045,000	5,515,633
U.S. Treasury Notes:
0.625% 11/15/16		9,770,000	9,782,213
0.625% 12/31/16		506,940,000	507,368,871
0.625% 2/15/17		19,310,000	19,315,272
0.625% 5/31/17		10,250,000	10,238,120
0.625% 8/31/17		5,660,000	5,646,807
0.625% 9/30/17		13,930,000	13,883,933
0.75% 2/28/18		14,450,000	14,377,374
0.875% 9/15/16		6,305,000	6,332,748
0.875% 11/30/16		15,915,000	15,981,938
0.875% 8/15/17		16,970,000	17,007,130
1% 10/31/16		8,690,000	8,739,559
1% 3/31/17		14,035,000	14,112,670
1% 8/15/18		8,040,000	8,026,388
1.25% 11/30/18		19,545,000	19,587,237
1.375% 8/31/20		1,315,000	1,304,589
1.5% 8/31/18		17,085,000	17,286,996
1.5% 10/31/19		24,145,000	24,207,874
1.625% 7/31/20		231,268,000	232,038,816
1.875% 9/30/17		3,980,000	4,066,493
1.875% 8/31/22		500,000	498,112
2% 11/30/20		8,915,000	9,066,368
2% 8/31/21		3,575,000	3,610,564
2% 8/15/25		3,950,000	3,874,496
2.125% 8/31/20		4,315,000	4,424,338
2.125% 9/30/21		13,185,000	13,399,256
2.25% 3/31/21		8,740,000	8,976,705
2.375% 8/15/24		7,925,000	8,050,889
2.625% 1/31/18		2,285,000	2,377,888
2.625% 11/15/20		6,455,000	6,764,136
U.S. Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 5/15/19		$ 755,000	$ 804,232
3.5% 2/15/18		3,895,000	4,136,509
TOTAL U.S. TREASURY OBLIGATIONS			1,243,624,794
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,258,452,127)			1,261,121,156
U.S. Government Agency - Mortgage Securities - 5.8%

Fannie Mae - 3.4%
2.302% 6/1/36 (i)		29,649	31,664
2.424% 2/1/35 (i)		455,237	487,316
2.5% 5/1/27 to 10/1/43 (h)		55,584,564	56,214,853
2.5% 9/1/30 (f)		4,900,000	4,971,586
2.5% 9/1/30 (f)		8,100,000	8,218,336
2.546% 7/1/37 (i)		47,428	50,768
2.69% 6/1/45 (i)		2,123,369	2,157,472
3% 2/1/27 to 8/1/45		129,271,317	130,463,860
3% 9/1/30 (f)		4,000,000	4,149,062
3% 9/1/45 (f)		7,000,000	7,030,078
3% 9/1/45 (f)		2,800,000	2,812,031
3% 9/1/45		4,200,000	4,218,047
3% 10/1/45 (f)		4,000,000	4,007,344
3.5% 12/1/20 to 9/1/45		140,949,078	146,798,201
3.5% 9/1/30 (f)		2,000,000	2,106,875
3.5% 9/1/45 (f)		750,000	777,187
3.5% 9/1/45 (f)		1,800,000	1,865,250
3.5% 9/1/45 (f)		1,100,000	1,139,875
3.5% 9/1/45 (f)		7,400,000	7,668,249
3.5% 9/1/45 (f)		7,400,000	7,668,249
3.5% 9/1/45 (f)		15,100,000	15,647,373
3.5% 9/1/45 (f)		6,700,000	6,942,874
3.5% 9/1/45 (f)		25,100,000	26,009,872
3.5% 9/1/45 (f)		10,200,000	10,569,749
3.5% 9/1/45 (f)		2,750,000	2,849,687
3.5% 9/1/45 (f)		10,300,000	10,673,374
3.5% 9/1/45 (f)		6,000,000	6,217,499
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (c)	Value
Fannie Mae - continued
3.5% 10/1/45 (f)		$ 250,000	$ 258,437
3.5% 10/1/45 (f)		3,000,000	3,101,250
3.5% 10/1/45 (f)		3,000,000	3,101,250
4% 9/1/26 to 8/1/45		150,859,640	161,071,791
4% 9/1/45 (f)		2,500,000	2,655,078
4% 9/1/45 (f)		600,000	637,219
4% 9/1/45 (f)		1,600,000	1,699,250
4% 9/1/45 (f)		4,500,000	4,779,140
4% 9/1/45 (f)		4,000,000	4,248,125
4% 9/1/45 (f)		6,200,000	6,584,593
4.5% 6/1/24 to 2/1/45		98,115,818	106,882,458
4.5% 9/1/45 (f)		1,000,000	1,083,281
4.5% 9/1/45 (f)		5,800,000	6,283,031
4.5% 9/1/45 (f)		2,500,000	2,708,203
4.5% 9/1/45 (f)		2,000,000	2,166,562
4.5% 9/1/45 (f)		3,600,000	3,899,812
4.5% 9/1/45 (f)		4,700,000	5,091,422
5% 10/1/21 to 5/1/42		21,076,456	23,307,067
5% 9/1/45 (f)		300,000	330,844
5% 9/1/45 (f)		2,000,000	2,205,625
5% 10/1/45 (f)		1,500,000	1,652,578
5.5% 11/1/23 to 9/1/41		70,636,050	79,212,622
5.5% 9/1/45 (f)		4,000,000	4,475,000
5.5% 9/1/45 (f)		2,000,000	2,237,500
6% 3/1/22 to 1/1/42		14,964,695	17,091,780
6.5% 2/1/36		14,119	16,269
TOTAL FANNIE MAE			918,526,918
Freddie Mac - 1.1%
2.5% 3/1/28 to 2/1/43		2,955,919	2,973,819
2.5% 9/1/30 (f)		500,000	507,109
3% 10/1/28 to 7/1/45 (g)		60,537,369	60,978,469
3% 9/1/45 (f)		10,900,000	10,915,328
3.155% 10/1/35 (i)		28,268	29,922
3.5% 8/1/26 to 6/1/45		85,179,964	88,483,613
3.5% 9/1/45 (f)		1,500,000	1,551,211
3.5% 9/1/45 (f)		5,800,000	5,998,015
3.5% 10/1/45 (f)		500,000	515,801
4% 6/1/33 to 8/1/45		66,684,289	71,117,112
4% 9/1/45 (f)		9,400,000	9,964,000
4% 9/1/45 (f)		2,000,000	2,120,000
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (c)	Value
Freddie Mac - continued
4% 9/1/45 (f)		$ 1,500,000	$ 1,590,000
4.5% 7/1/25 to 12/1/44		33,150,690	36,074,351
5% 10/1/33 to 7/1/41		13,709,182	15,160,808
5.5% 3/1/34 to 7/1/35		1,853,866	2,073,855
6% 7/1/37 to 9/1/38		771,947	878,741
6.5% 9/1/39		1,740,224	1,996,026
TOTAL FREDDIE MAC			312,928,180
Ginnie Mae - 1.3%
3% 8/20/42 to 8/20/45		46,197,857	46,887,064
3% 9/1/45 (f)		20,150,000	20,414,469
3% 9/1/45 (f)		11,700,000	11,853,563
3.5% 11/15/41 to 8/20/45		93,544,935	97,612,298
3.5% 9/1/45 (f)		3,000,000	3,123,750
3.5% 9/1/45 (f)		1,500,000	1,561,875
3.5% 9/1/45 (f)		4,400,000	4,581,500
3.5% 9/1/45 (f)		7,000,000	7,288,749
3.5% 9/1/45 (f)		3,700,000	3,852,625
3.5% 9/1/45 (f)		5,900,000	6,143,374
3.5% 9/1/45 (f)		10,600,000	11,037,249
3.5% 10/1/45 (f)		2,000,000	2,077,578
4% 5/20/40 to 8/20/45		53,374,249	56,953,663
4% 9/1/45 (f)		1,000,000	1,060,000
4% 10/1/45 (f)		3,000,000	3,176,250
4.5% 5/15/39 to 10/20/41		46,336,931	50,336,404
4.5% 9/1/45 (f)		3,000,000	3,221,250
4.5% 9/1/45 (f)		1,500,000	1,610,625
4.5% 9/1/45 (f)		11,100,000	11,918,624
5% 6/20/34 to 9/15/41		14,036,150	15,631,569
5% 10/1/45 (f)		1,500,000	1,646,016
5.5% 12/20/28 to 3/20/41		2,444,265	2,766,209
TOTAL GINNIE MAE			364,754,704
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,587,681,012)			1,596,209,802
Asset-Backed Securities - 0.2%
		Principal Amount (c)	Value
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.9044% 4/25/35 (i)		$ 106,210	$ 95,431
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8494% 3/25/34 (i)		33,264	31,695
American Credit Acceptance Receivables Trust Series 2014-4 Class A, 1.33% 7/10/18 (e)		4,068,764	4,065,652
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2494% 12/25/33 (i)		7,858	7,267
Series 2004-R2 Class M3, 1.0244% 4/25/34 (i)		14,473	10,633
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9794% 3/25/34 (i)		7,674	7,114
Series 2004-W7 Class M1, 1.0244% 5/25/34 (i)		204,000	196,315
Series 2006-W4 Class A2C, 0.3594% 5/25/36 (i)		186,048	66,397
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3394% 12/25/36 (i)		289,000	190,594
Chase Issuance Trust Series 2012-A4 Class A4, 1.58% 8/16/21		1,200,000	1,189,134
Citibank Credit Card Issuance Trust:
Series 2014-A1 Class A1, 2.88% 1/23/23		1,300,000	1,344,590
Series 2014-A6 Class A6, 2.15% 7/15/21		400,000	404,516
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4494% 3/25/32 (i)		4,144	3,706
Series 2004-3 Class M4, 1.6544% 4/25/34 (i)		11,143	10,043
Series 2004-4 Class M2, 0.9944% 6/25/34 (i)		16,658	15,157
Drive Auto Receivables Trust Series 2015-AA Class A3, 1.43% 7/16/18 (e)		6,000,000	6,004,380
Fannie Mae Series 2004-T5 Class AB3, 0.9538% 5/28/35 (i)		6,234	5,780
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0244% 3/25/34 (i)		1,535	1,455
Fremont Home Loan Trust Series 2005-A Class M4, 1.2194% 1/25/35 (i)		55,381	35,683
GE Business Loan Trust Series 2006-2A:
Class A, 0.3776% 11/15/34 (e)(i)		123,427	118,653
Class B, 0.4776% 11/15/34 (e)(i)		44,644	41,453
Class C, 0.5776% 11/15/34 (e)(i)		74,188	65,347
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (e)		3,296,342	3,280,849
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (e)		46,553	1,378
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5194% 8/25/33 (i)		31,396	29,707
Series 2003-3 Class M1, 1.4894% 8/25/33 (i)		72,717	70,094
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Home Equity Asset Trust: - continued
Series 2003-5 Class A2, 0.8905% 12/25/33 (i)		$ 5,278	$ 4,935
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3894% 1/25/37 (i)		231,000	153,990
Invitation Homes Trust Series 2015-SFR3 Class E, 3.933% 8/17/32 (e)(i)		2,277,000	2,256,798
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3205% 11/25/36 (i)		59,122	58,999
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.612% 12/27/29 (i)		22,299	22,175
Series 2006-A Class 2C, 1.432% 3/27/42 (i)		406,000	200,815
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4994% 5/25/37 (i)		54,352	769
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9494% 7/25/34 (i)		13,741	11,519
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1744% 7/25/34 (i)		41,512	37,929
Series 2006-FF1 Class M2, 0.4894% 8/25/36 (i)		2,200,000	2,084,290
Series 2006-FM1 Class A2B, 0.3094% 4/25/37 (i)		37,269	36,951
Series 2006-OPT1 Class A1A, 0.7194% 6/25/35 (i)		229,140	221,364
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8794% 8/25/34 (i)		9,173	8,563
Series 2004-NC8 Class M6, 2.0744% 9/25/34 (i)		15,696	14,057
Series 2005-NC1 Class M1, 0.8594% 1/25/35 (i)		46,323	43,743
Series 2005-NC2 Class B1, 1.9544% 3/25/35 (i)		36,280	687
Nationstar HECM Loan Trust Series 2015-1A Class A, 3.875% 5/25/18 (e)		1,494,153	1,496,021
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7005% 9/25/35 (i)		229,000	203,593
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 2.0744% 9/25/34 (i)		85,000	80,433
Class M4, 2.3744% 9/25/34 (i)		109,000	50,374
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9994% 4/25/33 (i)		815	771
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2359% 6/15/33 (i)		109,969	106,618
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (e)		4,155,965	4,170,511
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0594% 9/25/34 (i)		4,618	4,117
Truman Capital Mortgage Loan Trust:
Series 2014-NPL2 Class A1, 3.125% 6/25/54 (e)		1,061,440	1,057,028
Series 2014-NPL3 Class A1, 3.125% 4/25/53 (e)		1,646,596	1,638,870
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Vericrest Opportunity Loan Trust:
Series 2014-NP11 Class A1, 3.875% 4/25/55 (e)		$ 966,222	$ 965,934
Series 2014-NPL7 Class A1, 3.375% 8/27/57 (e)		11,936,534	11,920,288
TOTAL ASSET-BACKED SECURITIES (Cost $43,682,729)			44,145,165
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.1%
Accredited Mortgage Loan Trust floater Series 2006-1 Class A3, 0.3794% 4/25/36 (i)		3,594,494	3,554,130
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 0.3305% 6/27/36 (e)(i)		4,004,428	3,862,948
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.4523% 4/26/36 (e)(i)		2,085,543	2,032,039
Citigroup Mortgage Loan Trust sequential payer Series 2012-A Class A, 2.5% 6/25/51 (e)		1,471,360	1,447,087
CSMC:
floater Series 2015-1R Class 6A1, 0.467% 5/27/37 (e)(i)		1,687,884	1,567,270
Series 2011-2R Class 2A1, 2.6521% 7/27/36 (e)		2,429,436	2,403,551
Exeter Automobile Receivables Trust Series 2015-2A Class A, 1.54% 11/15/19 (e)		5,858,894	5,853,229
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5683% 10/25/34 (i)		73,371	72,884
Granite Master Issuer PLC floater:
Series 2006-3 Class A7, 0.4028% 12/20/54 (i)		2,121,334	2,110,727
Series 2006-4 Class A4, 0.3028% 12/20/54 (i)		2,001,148	1,986,230
Series 2007-1 Class 1B1, 0.3428% 12/20/54 (i)		4,000,000	3,919,855
Granite Mortgages floater Series 2003-2 Class 1B, 1.267% 7/20/43 (i)		1,001,624	997,854
GS Mortgage Securities Corp. floater Series 2013-1R Class A, 0.3505% 11/26/36 (e)(i)		3,523,196	3,365,929
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.5847% 8/25/36 (i)		164,546	139,136
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4094% 5/25/47 (i)		60,384	55,815
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3694% 2/25/37 (i)		118,860	106,974
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4894% 7/25/35 (i)		162,957	154,202
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5385% 6/10/35 (e)(i)		$ 55,245	$ 50,157
Class B6, 3.0385% 6/10/35 (e)(i)		73,278	67,517
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3234% 7/20/34 (i)		3,733	3,664
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5121% 4/25/33 (i)		26,092	25,695
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.8305% 9/25/43 (i)		4,477,647	4,323,204
TOTAL PRIVATE SPONSOR			38,100,097
U.S. Government Agency - 0.2%
Freddie Mac:
floater Series 3335 Class BF, 0.3476% 7/15/19 (i)		4,919,652	4,926,071
Series 3955 Class YI, 3% 11/15/21 (j)		810,211	48,777
Series 3980 Class EP, 5% 1/15/42		7,666,572	8,530,119
Series 4471 Class PA 4% 12/15/40		3,399,067	3,592,281
Freddie Mac Multi-family Strutured Pass-thru Certificates Series 4386 Class AZ, 4.5% 11/15/40		1,562,006	1,758,224
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H27 Series FA, 0.5682% 12/20/60 (i)(l)		1,574,000	1,571,160
Series 2011-H20 Class FA, 0.7382% 9/20/61 (i)(l)		8,544,106	8,572,763
Series 2012-6 Class FG, 0.5976% 4/16/40 (i)		2,863,332	2,875,344
Series 2013-H19 Class FC, 0.7882% 8/20/63 (i)(l)		4,075,313	4,097,409
Series 2015-H13 Class FL, 0.4682% 5/20/63 (i)(l)		5,134,834	5,124,559
Series 2015-H19 Class FA, 0.393% 4/20/63 (i)(l)		4,400,000	4,391,750
Series 2010-14 Class SN, 5.7524% 2/16/40 (i)(j)(k)		1,308,730	247,741
Series 2013-160 Class MS, 5.9973% 9/20/32 (i)(j)(k)		1,235,330	225,123
Series 2015-H13 Class HA, 2.5% 8/20/64 (l)		6,731,479	6,897,700
Series 2015-H17 Class HA, 2.5% 5/20/65 (l)		4,844,073	4,964,201
TOTAL U.S. GOVERNMENT AGENCY			57,823,222
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $95,915,744)			95,923,319
Commercial Mortgage Securities - 1.8%
		Principal Amount (c)	Value
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class A4, 5.7271% 5/10/45 (i)		$ 1,561,881	$ 1,578,696
Series 2006-3 Class A4, 5.889% 7/10/44		6,182,640	6,294,193
Series 2006-4 Class A4, 5.634% 7/10/46		1,723,360	1,758,401
Series 2006-6 Class A3, 5.369% 10/10/45		554,000	556,772
Series 2006-6 Class E, 5.619% 10/10/45 (e)		160,000	17,838
Series 2007-2 Class A4, 5.6126% 4/10/49 (i)		9,409,000	9,797,714
Series 2007-3 Class A4, 5.5746% 6/10/49 (i)		2,256,816	2,363,337
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, 0.5994% 11/25/35 (e)(i)		50,953	45,471
Series 2005-4A:
Class A2, 0.5894% 1/25/36 (e)(i)		126,180	112,145
Class M1, 0.6494% 1/25/36 (e)(i)		40,727	32,996
Series 2006-4A Class A2, 0.4694% 12/25/36 (e)(i)		377,180	319,873
Series 2007-1 Class A2, 0.4694% 3/25/37 (e)(i)		80,110	67,104
Series 2007-2A:
Class A1, 0.4694% 7/25/37 (e)(i)		227,888	194,420
Class A2, 0.5194% 7/25/37 (e)(i)		213,363	175,532
Class M1, 0.5694% 7/25/37 (e)(i)		72,624	55,582
Series 2007-3:
Class A2, 0.4894% 7/25/37 (e)(i)		77,604	63,214
Class M1, 0.5094% 7/25/37 (e)(i)		41,127	31,797
Class M2, 0.5394% 7/25/37 (e)(i)		43,988	31,589
Class M3, 0.5694% 7/25/37 (e)(i)		70,452	30,973
Class M4, 0.6994% 7/25/37 (e)(i)		111,220	32,651
Class M5, 0.7994% 7/25/37 (e)(i)		52,193	10,246
Bear Stearns Commercial Mortgage Securities Trust:
Series 2005-T20 Class A4B, 5.0713% 10/12/42 (i)		700,000	699,203
Series 2006-T22 Class A4, 5.5924% 4/12/38 (i)		24,595	24,806
C-BASS Trust floater Series 2006-SC1 Class A, 0.4694% 5/25/36 (e)(i)		48,854	46,483
CDGJ Commercial Mortgage Trust Series 2014-BXCH:
Class A, 1.5873% 12/15/27 (e)(i)		7,380,000	7,368,502
Class DPA, 3.1976% 12/15/27 (e)(i)		1,598,000	1,594,881
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49		2,219,000	2,282,692
Series 2007-C6 Class A4, 5.7108% 12/10/49 (i)		3,500,000	3,709,832
Series 2015-GC27 Class A5, 3.137% 2/10/48		1,000,000	980,396
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD2 Class A4, 5.2994% 1/15/46 (i)		1,595,181	1,599,563
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer: - continued
Series 2006-CD3 Class A5, 5.617% 10/15/48		$ 8,092,496	$ 8,319,394
Series 2007-CD4:
Class A3, 5.293% 12/11/49		25,217	25,349
Class A4, 5.322% 12/11/49		2,050,000	2,119,798
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (i)		310,000	301,136
COMM Mortgage Trust:
sequential payer Series 2013-CR8 Class A4, 3.334% 6/10/46		500,000	512,948
Series 2014-CR21 Class A2, 3.095% 12/10/47		520,000	537,115
Series 2015-CR23 Class A3, 3.23% 5/10/48		2,500,000	2,484,525
Series 2015-CR24 Class A4, 3.432% 8/10/48		1,500,000	1,508,570
Series 2015-PC1:
Class A4, 3.62% 7/10/50		1,900,000	1,938,857
Class A5, 3.902% 7/10/50		2,175,000	2,265,347
COMM Mortgage Trust pass-thru certificates Series 2006-C7 Class A4, 5.7496% 6/10/46 (i)		561,735	571,187
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6993% 6/15/39 (i)		4,216,336	4,419,517
Series 2007-C5 Class A4, 5.695% 9/15/40 (i)		251,000	265,005
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1 Class AM, 5.4634% 2/15/39 (i)		965,000	973,077
CSMC Series 2015-TOWN:
Class A, 1.4373% 3/15/17 (e)(i)		6,154,000	6,130,621
Class B, 2.0976% 3/15/17 (e)(i)		404,000	401,266
Class C, 2.4476% 3/15/17 (e)(i)		404,000	401,279
Class D, 3.3976% 3/15/17 (e)(i)		404,000	400,656
Freddie Mac:
sequential payer:
Series K029 Class A2, 3.32% 2/25/23		1,500,000	1,573,391
Series K033 Class A2, 3.06% 7/25/23		1,740,000	1,789,737
Series K034 Class A2, 3.531% 7/25/23		8,012,000	8,485,565
Series K035 Class A2, 3.458% 8/25/23		554,000	583,487
Series K037 Class A2, 3.49% 1/25/24		1,900,000	2,003,149
Series K717 Class A2, 2.991% 9/25/21		5,000,000	5,196,800
Series K032 Class A2, 3.31% 5/25/23		882,000	923,369
Series K036 Class A2, 3.527% 10/25/23		5,903,000	6,239,672
Series K042 Class A2, 2.67% 12/25/24		2,000,000	1,969,003
Series K047 Class A2, 3.329% 5/25/25		3,000,000	3,111,576
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Freddie Mac Multi-family Strutured Pass-thru Certificates sequential payer Series K038 Class A2, 3.389% 3/25/24		$ 884,000	$ 923,823
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 1.4815% 12/15/16 (e)(i)		8,250,000	8,248,095
Series 2015-NRF Class AFX, 3.2349% 12/15/19 (e)		2,300,000	2,339,275
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		4,347,000	4,504,792
Series 2007-C1 Class A1A, 5.483% 12/10/49 (i)		4,990,160	5,218,444
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		14,918,088	15,566,741
Series 2006-GG7 Class A4, 5.8187% 7/10/38 (i)		6,551,291	6,648,977
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4, 5.553% 4/10/38 (i)		2,009,718	2,012,082
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (e)		720,000	727,502
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39		1,313,313	1,361,286
Class A4, 5.56% 11/10/39		3,963,515	4,083,851
Series 2014-GC18, 2.924% 1/10/47		800,000	822,170
Series 2014-GC22 Class A3, 3.516% 6/10/47		800,000	829,166
Series 2015-GC30 Class A3, 3.119% 5/10/50		2,000,000	1,958,618
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (e)		760,000	758,335
Class DFX, 4.4065% 11/5/30 (e)		7,193,000	7,209,065
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.436% 11/15/29 (e)(i)		4,000,000	3,995,160
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2014-C21 Class A3, 3.4353% 8/15/47 (e)		1,900,000	1,950,739
Series 2014-C26 Class ASB, 3.2884% 1/15/48		2,300,000	2,348,537
Series 2015-C30 Class A4, 3.5508% 7/15/48		1,900,000	1,926,085
Series 2015-C31 Class ASB, 3.5373% 8/15/48		5,600,000	5,775,283
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class F, 0.5276% 11/15/18 (e)(i)		57,563	55,342
Class G, 0.5576% 11/15/18 (e)(i)		49,865	47,726
Series 2014-BXH:
Class C, 1.8476% 4/15/27 (e)(i)		1,239,000	1,236,703
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater:
Series 2014-BXH:
Class D, 2.4476% 4/15/27 (e)(i)		$ 2,642,000	$ 2,633,382
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43		2,420,364	2,494,412
Series 2007-CB18 Class A4, 5.44% 6/12/47		26,456,244	27,533,595
Series 2007-CB20 Class A4, 5.794% 2/12/51		8,971,848	9,582,759
Series 2007-LD11 Class A4, 5.7743% 6/15/49 (i)		44,825,239	47,195,687
Series 2007-LDPX Class A3, 5.42% 1/15/49		1,080,839	1,127,329
Series 2005-LDP4 Class AM, 4.999% 10/15/42 (i)		218,764	218,603
Series 2006-LDP7 Class A4, 5.9047% 4/15/45 (i)		2,774,064	2,820,782
Series 2007-CB19:
Class B, 5.695% 2/12/49 (i)		24,000	6,250
Class C, 5.695% 2/12/49 (i)		62,000	4,030
Class D, 5.695% 2/12/49 (i)		65,000	2,309
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (i)		16,150	50
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0965% 7/15/44 (i)		2,075,678	2,196,489
LB-UBS Commercial Mortgage Trust sequential payer:
Series 2006-C7 Class A2, 5.3% 11/15/38		86,851	87,376
Series 2007-C1 Class A4, 5.424% 2/15/40		5,512,598	5,736,774
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4161% 1/12/44 (e)(i)		241,000	237,858
Series 2006-C1 Class AM, 5.6761% 5/12/39 (i)		820,000	837,958
Series 2007-C1 Class A4, 5.8347% 6/12/50 (i)		7,022,000	7,328,293
Series 2008-C1 Class A4, 5.69% 2/12/51		427,558	455,466
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (i)		10,394,684	10,725,214
Class ASB, 5.133% 12/12/49 (i)		16,197	16,233
Series 2007-5 Class A4, 5.378% 8/12/48		8,626,936	8,970,797
Series 2007-6 Class A4, 5.485% 3/12/51 (i)		2,446,000	2,563,117
Series 2007-7 Class A4, 5.7429% 6/12/50 (i)		1,406,230	1,488,591
Series 2006-1 Class AM, 5.5154% 2/12/39 (i)		2,473,000	2,503,010
Series 2007-6 Class B, 5.635% 3/12/51 (i)		277,000	86,598
Series 2007-8 Class A3, 5.8811% 8/12/49 (i)		239,000	254,384
Morgan Stanley BAML Trust:
sequential payer:
Series 2014-C15 Class ASB, 3.654% 4/15/47		2,750,000	2,886,824
Series 2014-C16 Class A3, 3.592% 6/15/47		2,600,000	2,696,923
Series 2014-C14 Class A2, 2.916% 2/15/47		1,300,000	1,336,144
Series 2014-C17 Class A2, 3.119% 8/15/47		1,700,000	1,758,619
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley BAML Trust: - continued
Series 2015-C22 Class ASB, 3.04% 4/15/48		$ 2,500,000	$ 2,513,543
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.398% 7/15/19 (e)(i)		57,391	57,431
Series 2007-XLFA:
Class D, 0.374% 10/15/20 (e)(i)		101,583	101,272
Class E, 0.4355% 10/15/20 (e)(i)		134,000	133,134
sequential payer Series 2007-IQ15 Class A4, 5.9077% 6/11/49 (i)		19,558,653	20,726,481
Series 2007-IQ14 Class A4, 5.692% 4/15/49		7,001,000	7,338,931
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29 Class A4, 5.308% 11/15/48		3,543,081	3,653,313
Series 2007-C30 Class A5, 5.342% 12/15/43		26,877,000	27,966,502
Series 2007-C31:
Class A4, 5.509% 4/15/47		48,090,000	49,056,753
Class A5, 5.5% 4/15/47		7,119,000	7,520,590
Series 2007-C32 Class A3, 5.7146% 6/15/49 (i)		11,015,294	11,589,110
Series 2007-C33:
Class A4, 5.9507% 2/15/51 (i)		15,877,814	16,592,713
Class A5, 5.9507% 2/15/51 (i)		4,253,000	4,566,744
Series 2005-C22 Class B, 5.3736% 12/15/44 (i)		614,000	610,884
Series 2006-C23 Class A1A, 5.422% 1/15/45		705,795	712,081
Series 2006-C27 Class A3, 5.765% 7/15/45 (i)		761,758	777,220
Series 2007-C31 Class C, 5.6711% 4/15/47 (i)		1,142,000	1,109,153
Series 2007-C31A Class A2, 5.421% 4/15/47		68,896	68,963
Series 2007-C32:
Class D, 5.7146% 6/15/49 (i)		208,000	153,837
Class E, 5.7146% 6/15/49 (i)		328,000	198,580
Wells Fargo Commercial Mortgage Trust Series 2015-SG1 Class ASB, 3.381% 12/15/47		1,800,000	1,856,190
WF-RBS Commercial Mortgage Trust sequential payer Series 2013-C11 Class A4, 3.037% 3/15/45		365,000	365,613
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $508,394,609)			491,330,989
Municipal Securities - 0.4%

Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F2, 6.263% 4/1/49		1,065,000	1,387,908
California Gen. Oblig. 6.2% 3/1/19		1,340,000	1,535,238
Municipal Securities - continued
		Principal Amount (c)	Value
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2010 C1, 7.781% 1/1/35		$ 700,000	$ 711,081
Series 2012 B, 5.432% 1/1/42		3,585,000	2,888,865
6.314% 1/1/44		22,660,000	19,720,545
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2010 A, 5.792% 11/1/41		350,000	440,153
District of Columbia Income Tax Rev. Series 2010 F, 5.582% 12/1/35		75,000	91,736
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2010 A, 5.522% 10/1/44		150,000	181,604
Houston Util. Sys. Rev. 3.828% 5/15/28		200,000	207,508
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18		2,630,000	2,703,114
4.95% 6/1/23		5,045,000	5,129,050
5.1% 6/1/33		34,375,000	31,895,531
Series 2010 5, 6.2% 7/1/21		1,985,000	2,174,806
Series 2010-1, 6.63% 2/1/35		3,845,000	3,957,428
Series 2010-3:
6.725% 4/1/35		2,510,000	2,598,076
7.35% 7/1/35		4,655,000	4,990,300
Series 2011:
5.365% 3/1/17		125,000	129,288
5.665% 3/1/18		2,765,000	2,957,002
5.877% 3/1/19		7,850,000	8,574,869
Series 2013:
1.84% 12/1/16		2,445,000	2,447,274
3.6% 12/1/19		2,105,000	2,117,251
Massachusetts Commonwealth Trans. Fund Rev. (Accelerated Bridge Prog.) Series 2010 A, 5.731% 6/1/40		150,000	188,232
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2010 A, 7.102% 1/1/41		1,200,000	1,611,276
Series A, 7.414% 1/1/40		305,000	419,509
New York City Transitional Fin. Auth. Rev. Series 2010 C2, 5.767% 8/1/36		900,000	1,082,988
Ohio State Univ. Gen. Receipts:
Series 2010 C, 4.91% 6/1/40		275,000	319,985
Series 2011 A, 4.8% 6/1/11		608,000	585,930
Port Auth. of New York & New Jersey:
174th Series, 4.458% 10/1/62		500,000	491,815
Series 180, 4.96% 8/1/46		155,000	168,076
Municipal Securities - continued
		Principal Amount (c)	Value
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2010 A, 4.839% 1/1/41		$ 385,000	$ 450,850
San Antonio Elec. & Gas Sys. Rev. Series 2010 A, 5.718% 2/1/41		385,000	474,717
TOTAL MUNICIPAL SECURITIES (Cost $110,105,909)			102,632,005
Foreign Government and Government Agency Obligations - 0.2%

Brazilian Federative Republic:
4.25% 1/7/25		1,595,000	1,479,363
8.25% 1/20/34		250,000	293,125
Chilean Republic 3.875% 8/5/20		800,000	864,000
Colombian Republic 5% 6/15/45		365,000	324,394
Israeli State 4% 6/30/22		300,000	324,396
United Mexican States:
3.5% 1/21/21		12,468,000	12,639,435
4.75% 3/8/44		1,500,000	1,398,750
5% 12/11/19	MXN	697,700,000	41,290,652
5.625% 1/15/17		3,410,000	3,614,600
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $66,243,846)			62,228,715
Bank Notes - 0.1%

Bank of America NA 5.3% 3/15/17		984,000	1,034,410
Barclays Bank PLC:
2.5% 2/20/19		2,500,000	2,523,200
3.75% 5/15/24		425,000	426,827
Capital One Bank NA 2.15% 11/21/18		270,000	267,846
Discover Bank:
(Delaware) 3.2% 8/9/21		5,716,000	5,618,977
3.1% 6/4/20		6,744,000	6,729,858
8.7% 11/18/19		357,000	426,696
JPMorgan Chase Bank 6% 10/1/17		900,000	971,325
Marshall & Ilsley Bank 5% 1/17/17		4,118,000	4,297,915
PNC Bank NA 6.875% 4/1/18		250,000	278,882
Regions Bank 7.5% 5/15/18		7,751,000	8,791,122
TOTAL BANK NOTES (Cost $30,872,183)			31,367,058
Fixed-Income Funds - 77.7%
	Shares	Value
High Yield Fixed-Income Funds - 1.6%
MainStay High Yield Corporate Bond Fund Class A	36,115,435	$ 202,607,593
T. Rowe Price High Yield Fund Advisor Class	34,834,258	227,816,050
TOTAL HIGH YIELD FIXED-INCOME FUNDS		430,423,643
Intermediate-Term Bond Funds - 76.1%
BlackRock Strategic Income Opportunities Fund Investor A	30,108,777	301,388,861
DoubleLine Total Return Bond Fund Class N	83,648,693	910,934,272
Fidelity Total Bond Fund (d)	467,033,688	4,917,864,737
JPMorgan Core Bond Fund Select Class	105,595,332	1,232,297,519
Metropolitan West Total Return Bond Fund Class M	183,752,836	1,986,368,152
PIMCO Income Fund Institutional Class	36,780,837	449,461,832
PIMCO Mortgage Opportunities Fund Institutional Class	26,900,147	298,591,630
PIMCO Total Return Fund Institutional Class	555,093,323	5,856,234,526
Prudential Total Return Bond Fund Class A	59,344,008	846,245,557
Spartan U.S. Bond Index Fund Investor Class (d)	17,451,617	202,264,245
Templeton Global Bond Fund Class A	20,405,880	237,932,566
Voya Intermediate Bond Fund Class I	53,567,108	533,528,398
Westcore Plus Bond Fund Retail Class	29,159,304	312,879,334
Western Asset Core Bond Fund Class I	63,298,437	774,139,884
Western Asset Core Plus Bond Fund Class I	180,526,157	2,079,661,331
TOTAL INTERMEDIATE-TERM BOND FUNDS		20,939,792,844
TOTAL FIXED-INCOME FUNDS (Cost $21,642,122,866)		21,370,216,487
Short-Term Funds - 0.9%

Short-Term Funds - 0.9%
Prudential Short-Term Corporate Bond Fund, Inc. Class A (Cost $258,996,084)	22,865,277	253,804,579
Preferred Securities - 0.1%
	Principal Amount (c)
FINANCIALS - 0.1%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22	$ 24,912,000	28,931,345
TOTAL PREFERRED SECURITIES (Cost $29,654,851)		28,931,345
Money Market Funds - 0.6%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (a)	64,930,103	$ 64,930,103
SSgA U.S. Treasury Money Market Fund Class N, 0% (b)(m)	100,845,762	100,845,762
TOTAL MONEY MARKET FUNDS (Cost $165,775,865)		165,775,865
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $28,161,957,627)		27,808,282,478
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(309,647,712)
NET ASSETS - 100%		$ 27,498,634,766
TBA Sale Commitments
	Principal Amount (c)
Fannie Mae
3% 9/1/45	$ (2,800,000)	(2,812,031)
3% 9/1/45	(2,800,000)	(2,812,031)
3% 9/1/45	(6,100,000)	(6,126,211)
3% 9/1/45	(4,200,000)	(4,218,047)
3% 9/1/45	(1,900,000)	(1,908,164)
3% 9/1/45	(5,200,000)	(5,222,344)
3% 9/1/45	(2,900,000)	(2,912,461)
3% 9/1/45	(2,300,000)	(2,309,883)
3.5% 9/1/45	(7,400,000)	(7,668,249)
3.5% 9/1/45	(7,400,000)	(7,668,249)
3.5% 9/1/45	(5,800,000)	(6,010,249)
3.5% 9/1/45	(5,900,000)	(6,113,874)
3.5% 9/1/45	(6,000,000)	(6,217,499)
3.5% 9/1/45	(6,000,000)	(6,217,499)
3.5% 9/1/45	(10,300,000)	(10,673,374)
3.5% 9/1/45	(6,000,000)	(6,217,499)
4% 9/1/45	(600,000)	(637,219)
4% 9/1/45	(2,700,000)	(2,867,484)
4% 9/1/45	(600,000)	(637,219)
4% 9/1/45	(1,600,000)	(1,699,250)
4.5% 9/1/45	(3,600,000)	(3,899,812)
4.5% 9/1/45	(3,600,000)	(3,899,812)
4.5% 9/1/45	(11,100,000)	(12,024,421)
TOTAL FANNIE MAE		(110,772,881)
TBA Sale Commitments - continued
	Principal Amount (c)	Value
Freddie Mac
4% 9/1/45	$ (3,900,000)	$ (4,134,000)
Ginnie Mae
3.5% 9/1/45	(8,500,000)	(8,850,624)
3.5% 9/1/45	(3,400,000)	(3,540,254)
4.5% 9/1/45	(8,000,000)	(8,589,999)
TOTAL GINNIE MAE		(20,980,877)
TOTAL TBA SALE COMMITMENTS (Proceeds $135,827,266)		$ (135,887,758)
Swaps
Credit Default Swaps
Underlying Reference	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount	Value	Upfront Premium Received/ (Paid)	Unrealized Appreciation/(Depreciation)
Buy Protection
Deutsche Bank AG	Dec. 2018	Credit Suisse International	(1%)	$ 2,000,000	$ (19,982)	$ (68,136)	$ (88,118)
Deutsche Bank AG	Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	1,655,634	(15,383)	(67,747)	(83,130)
National Australia Bank Ltd	Dec. 2018	Credit Suisse International	(1%)	2,000,000	(30,351)	(113,092)	(143,443)
National Australia Bank Ltd	Dec. 2018	Credit Suisse International	(1%)	2,000,000	(30,351)	(97,174)	(127,525)
Societe Generale	Dec. 2017	Credit Suisse International	(3%)	1,765,000	(111,982)	33,319	(78,663)
Societe Generale	Dec. 2017	Credit Suisse International	(3%)	1,764,000	(111,919)	12,596	(99,323)
UFJ Finance Aruba AEC	Mar. 2018	Credit Suisse International	(1%)	1,500,000	(27,417)	(17,087)	(44,504)
UFJ Finance Aruba AEC	Mar. 2018	Credit Suisse International	(1%)	1,765,000	(32,260)	(45,365)	(77,625)
TOTAL CREDIT DEFAULT SWAPS					$ (379,645)	$ (362,686)	$ (742,331)
Swaps - continued
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/ (Paid)(2)	Unrealized Appreciation/(Depreciation)
LCH	Sep. 2020	$ 1,000,000	3-month LIBOR	2.25%	$ (18,645)	$ 0	$ (18,645)
LCH	Sep. 2025	7,800,000	3-month LIBOR	2.75%	(145,515)	0	(145,515)
LCH	Sep. 2045	3,900,000	3-month LIBOR	3%	(237,697)	0	(237,697)
TOTAL INTEREST RATE SWAPS					$ (401,857)	$ 0	$ (401,857)
(1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Currency Abbreviations
MXN	-	Mexican peso
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Amount is stated in United States dollars unless otherwise noted.
(d) Affiliated Fund

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $338,152,663 or 1.2% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,201,534.

(h) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $71,651.

(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(l) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(m) Non-income producing
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 52,798
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Total Bond Fund	$ -	$ 5,154,382,538	$ 113,682,629	$ 58,806,327	$ 4,917,864,737
Spartan U.S. Bond Index Fund Investor Class	310,103,513	3,576,186	106,262,936	3,211,251	202,264,245
Total	$ 310,103,513	$ 5,157,958,724	$ 219,945,565	$ 62,017,578	$ 5,120,128,982
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,304,595,993	$ -	$ 2,304,595,993	$ -
U.S. Government and Government Agency Obligations	1,261,121,156	-	1,261,121,156	-
U.S. Government Agency - Mortgage Securities	1,596,209,802	-	1,596,209,802	-
Asset-Backed Securities	44,145,165	-	44,145,165	-
Collateralized Mortgage Obligations	95,923,319	-	95,923,319	-
Commercial Mortgage Securities	491,330,989	-	491,330,989	-
Municipal Securities	102,632,005	-	102,632,005	-
Foreign Government and Government Agency Obligations	62,228,715	-	62,228,715	-
Bank Notes	31,367,058	-	31,367,058	-
Fixed-Income Funds	21,370,216,487	21,370,216,487	-	-
Short-Term Funds	253,804,579	253,804,579	-	-
Preferred Securities	28,931,345	-	28,931,345	-
Money Market Funds	165,775,865	165,775,865	-	-
Total Investments in Securities:	$ 27,808,282,478	$ 21,789,796,931	$ 6,018,485,547	$ -
Derivative Instruments:
Liabilities
Swaps	$ (781,502)	$ -	$ (781,502)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (135,887,758)	$ -	$ (135,887,758)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (379,645)
Interest Rate Risk
Swaps (a)	-	(401,857)
Total Value of Derivatives	$ -	$ (781,502)

(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2015 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $22,863,852,310)	$ 22,623,223,393
Fidelity Central Funds (cost $64,930,103)	64,930,103
Affiliated issuers (cost $5,233,175,214)	5,120,128,982
Total Investments (cost $28,161,957,627)		$ 27,808,282,478
Receivable for investments sold		52,230,995
Receivable for TBA sale commitments		135,827,266
Receivable for fund shares sold		19,287,867
Dividends receivable		12,358,324
Interest receivable		42,326,474
Distributions receivable from Fidelity Central Funds		3,477
Receivable for daily variation margin for derivative instruments		23,194
Prepaid expenses		67,313
Other receivables		129,951
Total assets		28,070,537,339

Liabilities
Payable to custodian bank	$ 4,741
Payable for investments purchased
Regular delivery	53,477,092
Delayed delivery	365,295,900
TBA sale commitments, at value	135,887,758
Payable for fund shares redeemed	14,636,990
Distributions payable	58,854
Bi-lateral OTC swaps, at value	379,645
Accrued management fee	654,752
Other affiliated payables	568,556
Other payables and accrued expenses	938,285
Total liabilities		571,902,573

Net Assets		$ 27,498,634,766
Net Assets consist of:
Paid in capital		$ 27,880,908,616
Undistributed net investment income		8,028,971
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(35,406,173)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(354,896,648)
Net Assets, for 2,617,057,863 shares outstanding		$ 27,498,634,766
Net Asset Value, offering price and redemption price per share ($27,498,634,766 ÷ 2,617,057,863 shares)		$ 10.51

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$ 241,208,881
Affiliated issuers		62,017,578
Interest		85,024,854
Income from Fidelity Central Funds		52,798
Total income		388,304,111

Expenses
Management fee	$ 37,407,194
Transfer agent fees	2,357,177
Accounting fees and expenses	1,004,938
Custodian fees and expenses	78,230
Independent trustees' compensation	137,175
Registration fees	1,029,235
Audit	47,998
Legal	89,910
Miscellaneous	99,295
Total expenses before reductions	42,251,152
Expense reductions	(33,536,643)	8,714,509
Net investment income (loss)		379,589,602
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(25,046,475)
Affiliated issuers	(1,812,110)
Foreign currency transactions	(52,280)
Swaps	353,830
Total net realized gain (loss)		(26,557,035)
Change in net unrealized appreciation (depreciation) on: Investment securities	(664,994,014)
Assets and liabilities in foreign currencies	(16,819)
Swaps	(200,226)
Delayed delivery commitments	77,573
Total change in net unrealized appreciation (depreciation)		(665,133,486)
Net gain (loss)		(691,690,521)
Net increase (decrease) in net assets resulting from operations		$ (312,100,919)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 379,589,602	$ 538,115,022
Net realized gain (loss)	(26,557,035)	67,951,111
Change in net unrealized appreciation (depreciation)	(665,133,486)	243,585,508
Net increase (decrease) in net assets resulting from operations	(312,100,919)	849,651,641
Distributions to shareholders from net investment income	(374,906,023)	(538,138,003)
Distributions to shareholders from net realized gain	(20,634,163)	(16,169,284)
Total distributions	(395,540,186)	(554,307,287)
Share transactions
Proceeds from sales of shares	11,289,428,819	6,216,081,968
Reinvestment of distributions	395,183,720	553,741,376
Cost of shares redeemed	(3,007,612,494)	(4,215,118,317)
Net increase (decrease) in net assets resulting from share transactions	8,677,000,045	2,554,705,027
Total increase (decrease) in net assets	7,969,358,940	2,850,049,381

Net Assets
Beginning of period	19,529,275,826	16,679,226,445
End of period (including undistributed net investment income of $8,028,971 and undistributed net investment income of $3,345,392, respectively)	$ 27,498,634,766	$ 19,529,275,826
Other Information Shares
Sold	1,051,210,173	581,710,291
Issued in reinvestment of distributions	37,171,657	51,790,469
Redeemed	(283,671,216)	(393,716,933)
Net increase (decrease)	804,710,614	239,783,827

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers Core Income Fund

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 I	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 10.61	$ 10.87	$ 10.74	$ 10.52	$ 10.30
Income from Investment Operations
Net investment income (loss) D	.150	.315	.267	.329	.372	.376
Net realized and unrealized gain (loss)	(.265)	.177	(.224)	.269	.371	.372
Total from investment operations	(.115)	.492	.043	.598	.743	.748
Distributions from net investment income	(.147)	(.313)	(.263)	(.327)	(.373)	(.373)
Distributions from net realized gain	(.008)	(.009)	(.040)	(.141)	(.150)	(.155)
Total distributions	(.155)	(.322)	(.303)	(.468)	(.523)	(.528)
Net asset value, end of period	$ 10.51	$ 10.78	$ 10.61	$ 10.87	$ 10.74	$ 10.52
Total Return B, C	(1.07)%	4.71%	.43%	5.65%	7.26%	7.36%
Ratios to Average Net AssetsE, F
Expenses before reductions	.31% A	.32%	.33%	.33%	.35%	.28%
Expenses net of fee waivers, if any	.06% A	.07%	.08%	.08%	.10%	.03%
Expenses net of all reductions	.06% A	.07%	.08%	.08%	.10%	.03%
Net investment income (loss)	2.82% A	2.95%	2.52%	3.03%	3.52%	3.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,498,635	$ 19,529,276	$ 16,679,226	$ 12,929,366	$ 9,153,017	$ 4,791,587
Portfolio turnover rate G	62% A	120%	78%	81%	113%	44% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds or Underlying Funds.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I For the year ended February 29.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2015 (Unaudited)

1. Organization.

Strategic Advisers® Core Income Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

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Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

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2. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

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Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, swaps, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 242,930,896
Gross unrealized depreciation	(599,071,524)
Net unrealized appreciation (depreciation) on securities	$ (356,140,628)

Tax cost	$ 28,164,423,106

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the

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2. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

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Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a

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3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ (163,125)	$ 157,273
Interest Rate Risk
Swaps	516,955	(357,499)
Totals A	$ 353,830	$ (200,226)

A A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

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Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

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3. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow

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Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Credit Default Swaps - continued

assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $10,230,848,164 and $1,548,614,030, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .60% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .28% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Pyramis Global Advisors, LLC (an affiliate of the investment adviser) and Prudential Investment Management, Inc., each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds.

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5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .02% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Cash Central Fund seeks preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15,711 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

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Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2018. During the period, this waiver reduced the Fund's management fee by $33,535,129.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1,514.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 24% of the total outstanding shares of Fidelity Total Bond Fund.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Pyramis Global
Advisors, LLC

Prudential Investment
Management, Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SSC-USAN-1015
1.926376.104

Strategic Advisers®
Income Opportunities Fund of Funds

Semiannual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period C March 1, 2015 to August 31, 2015
Income Opportunities	.10%
Actual		$ 1,000.00	$ 980.50	$ .50
Hypothetical A		$ 1,000.00	$ 1,024.63	$ .51
Class F	.10%
Actual		$ 1,000.00	$ 980.50	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .51
Class L	.10%
Actual		$ 1,000.00	$ 981.40	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .51
Class N	.35%
Actual		$ 1,000.00	$ 980.20	$ 1.74
HypotheticalA		$ 1,000.00	$ 1,023.38	$ 1.78

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
T. Rowe Price High Yield Fund	18.1	17.6
Fidelity Capital & Income Fund	16.2	16.0
Hotchkis & Wiley High Yield Fund Class I	11.3	10.1
BlackRock High Yield Bond Fund Institutional Class	10.8	10.7
Janus High-Yield Fund Class I Shares	10.3	10.1
Fidelity High Income Fund	8.2	8.2
Fidelity Advisor High Income Advantage Fund Class I	7.7	7.7
Eaton Vance Income Fund of Boston Class I	7.7	7.6
MainStay High Yield Corporate Bond Fund Class I	5.1	5.1
Third Avenue Focused Credit Fund Institutional Class	3.0	5.5
	98.4
Asset Allocation (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
High Yield Fixed-Income Funds 100.1%	High Yield Fixed-Income Funds 100.3%
Short-Term Investments and Net Other Assets (Liabilities) (0.1)%†	Short-Term Investments and Net Other Assets (Liabilities) (0.3)%†

Asset allocations of fixed-income funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.
†Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 100.1%
	Shares	Value
High Yield Fixed-Income Funds - 100.1%
BlackRock High Yield Bond Fund Institutional Class	101,469	$ 779,282
Eaton Vance Income Fund of Boston Class I	96,927	554,423
Fidelity Advisor High Income Advantage Fund Class I (a)	56,581	557,885
Fidelity Advisor High Income Fund Class I (a)	15,308	118,177
Fidelity Capital & Income Fund (a)	122,276	1,166,514
Fidelity High Income Fund (a)	68,801	592,374
Hotchkis & Wiley High Yield Fund Class I	67,718	816,684
Janus High-Yield Fund Class I Shares	88,589	744,148
MainStay High Yield Corporate Bond Fund Class I	66,012	370,327
T. Rowe Price High Yield Fund	199,213	1,306,838
Third Avenue Focused Credit Fund Institutional Class	25,237	217,036
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $7,707,121)		7,223,688
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(9,311)
NET ASSETS - 100%		$ 7,214,377
Legend
(a) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor High Income Advantage Fund Class I	$ 568,964	$ 13,109	$ -	$ 13,109	$ 557,885
Fidelity Advisor High Income Fund Class I	123,229	-	-	3,370	118,177
Fidelity Capital & Income Fund	1,188,245	31,976	208	17,801	1,166,514
Fidelity High Income Fund	606,539	16,467	-	16,467	592,374
Total	$ 2,486,977	$ 61,552	$ 208	$ 50,747	$ 2,434,950
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,180,650)	$ 4,788,738
Affiliated issuers (cost $2,526,471)	2,434,950
Total Investments (cost $7,707,121)		$ 7,223,688
Receivable for investments sold		1,590
Receivable for fund shares sold		59,735
Prepaid expenses		25
Receivable from investment adviser for expense reductions		3,631
Other receivables		41
Total assets		7,288,710

Liabilities
Payable for investments purchased	$ 46,229
Payable for fund shares redeemed	15,377
Distributions payable	15
Distribution and service plan fees payable	22
Other affiliated payables	75
Other payables and accrued expenses	12,615
Total liabilities		74,333

Net Assets		$ 7,214,377
Net Assets consist of:
Paid in capital		$ 7,774,785
Undistributed net investment income		1,627
Accumulated undistributed net realized gain (loss) on investments		(78,602)
Net unrealized appreciation (depreciation) on investments		(483,433)
Net Assets		$ 7,214,377

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2015 (Unaudited)

Income Opportunities: Net Asset Value, offering price and redemption price per share ($6,323,141 ÷ 641,624 shares)	$ 9.85

Class F: Net Asset Value, offering price and redemption price per share ($682,845 ÷ 69,296 shares)	$ 9.85

Class L: Net Asset Value, offering price and redemption price per share ($104,432 ÷ 10,598 shares)	$ 9.85

Class N: Net Asset Value, offering price and redemption price per share ($103,959 ÷ 10,550 shares)	$ 9.85

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2015 (Unaudited)

Investment Income
Dividends:
Unaffiliated issuers		$ 152,226
Affiliated issuers		50,747
Total income		202,973

Expenses
Management fee	$ 11,037
Transfer agent fees	110
Distribution and service plan fees	132
Accounting fees and expenses	459
Custodian fees and expenses	5,299
Independent trustees' compensation	41
Registration fees	27,150
Audit	16,840
Legal	30
Miscellaneous	26
Total expenses before reductions	61,124
Expense reductions	(57,287)	3,837
Net investment income (loss)		199,136
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(63,199)
Affiliated issuers	6
Realized gain distributions from underlying funds:
Affiliated issuers	6,984
Total net realized gain (loss)		(56,209)
Change in net unrealized appreciation (depreciation) on investment securities		(282,686)
Net gain (loss)		(338,895)
Net increase (decrease) in net assets resulting from operations		$ (139,759)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 199,136	$ 397,032
Net realized gain (loss)	(56,209)	76,292
Change in net unrealized appreciation (depreciation)	(282,686)	(353,036)
Net increase (decrease) in net assets resulting from operations	(139,759)	120,288
Distributions to shareholders from net investment income	(200,979)	(397,555)
Distributions to shareholders from net realized gain	(66,254)	(53,145)
Total distributions	(267,233)	(450,700)
Share transactions - net increase (decrease)	198,719	1,545,269
Redemption fees	710	1,359
Total increase (decrease) in net assets	(207,563)	1,216,216

Net Assets
Beginning of period	7,421,940	6,205,724
End of period (including undistributed net investment income of $1,627 and undistributed net investment income of $3,470, respectively)	$ 7,214,377	$ 7,421,940

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisors Income Opportunities Fund of Funds

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.42	$ 10.88	$ 10.60	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.277	.585	.616	.436
Net realized and unrealized gain (loss)	(.474)	(.382)	.296	.615
Total from investment operations	(.197)	.203	.912	1.051
Distributions from net investment income	(.279)	(.586)	(.610)	(.431)
Distributions from net realized gain	(.095)	(.079)	(.031)	(.020)
Total distributions	(.374)	(.665)	(.641)	(.451)
Redemption fees added to paid in capital D	.001	.002	.009	- H
Net asset value, end of period	$ 9.85	$ 10.42	$ 10.88	$ 10.60
Total ReturnB, C	(1.95)%	1.95%	9.02%	10.69%
Ratios to Average Net AssetsF
Expenses before reductions	1.65%A	1.53%	4.32%	10.12%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%A
Expenses net of all reductions	.10%A	.10%	.10%	.10%A
Net investment income (loss)	5.39%A	5.50%	5.83%	6.03%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,323	$ 6,515	$ 5,358	$ 1,042
Portfolio turnover rateG	34% A	39%	46%	27%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 19, 2012 (commencement of operations) to February 28, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expesnes of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.0005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisors Income Opportunities Fund of Funds Class F

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.42	$ 10.88	$ 10.60	$ 10.52
Income from Investment Operations
Net investment income (loss) D	.276	.586	.617	.125
Net realized and unrealized gain (loss)	(.473)	(.383)	.295	.096
Total from investment operations	(.197)	.203	.912	.221
Distributions from net investment income	(.279)	(.586)	(.610)	(.121)
Distributions from net realized gain	(.095)	(.079)	(.031)	(.020)
Total distributions	(.374)	(.665)	(.641)	(.141)
Redemption fees added to paid in capitalD	.001	.002	.009	- H
Net asset value, end of period	$ 9.85	$ 10.42	$ 10.88	$ 10.60
Total ReturnB, C	(1.95)%	1.95%	9.02%	2.11%
Ratios to Average Net AssetsF
Expenses before reductions	1.63%A	1.53%	4.16%	7.40%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%A
Expenses net of all reductions	.10%A	.10%	.10%	.10%A
Net investment income (loss)	5.39%A	5.50%	5.83%	5.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 683	$ 694	$ 639	$ 184
Portfolio turnover rateG	34% A	39%	46%	27%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expesnes of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.0005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisors Income Opportunities Fund of Funds Class L

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.41	$ 10.88	$ 10.62
Income from Investment Operations
Net investment income (loss) D	.277	.585	.186
Net realized and unrealized gain (loss)	(.464)	(.392)	.278
Total from investment operations	(.187)	.193	.464
Distributions from net investment income	(.279)	(.586)	(.180)
Distributions from net realized gain	(.095)	(.079)	(.027)
Total distributions	(.374)	(.665)	(.207)
Redemption fees added to paid in capitalD	.001	.002	.003
Net asset value, end of period	$ 9.85	$ 10.41	$ 10.88
Total ReturnB, C	(1.86)%	1.85%	4.44%
Ratios to Average Net AssetsF
Expenses before reductions	1.65%A	1.54%	3.35%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%A
Expenses net of all reductions	.10%A	.10%	.10%A
Net investment income (loss)	5.39%A	5.50%	5.83%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104	$ 106	$ 104
Portfolio turnover rateG	34% A	39%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expesnes of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisors Income Opportunities Fund of Funds Class N

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.41	$ 10.88	$ 10.62
Income from Investment Operations
Net investment income (loss) D	.264	.559	.178
Net realized and unrealized gain (loss)	(.464)	(.392)	.279
Total from investment operations	(.200)	.167	.457
Distributions from net investment income	(.266)	(.560)	(.173)
Distributions from net realized gain	(.095)	(.079)	(.027)
Total distributions	(.361)	(.639)	(.200)
Redemption fees added to paid in capitalD	.001	.002	.003
Net asset value, end of period	$ 9.85	$ 10.41	$ 10.88
Total ReturnB, C	(1.98)%	1.60%	4.37%
Ratios to Average Net AssetsF
Expenses before reductions	1.90%A	1.78%	3.61%A
Expenses net of fee waivers, if any	.35%A	.35%	.35%A
Expenses net of all reductions	.35%A	.35%	.35%A
Net investment income (loss)	5.13%A	5.25%	5.58%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104	$ 106	$ 104
Portfolio turnover rateG	34%A	39%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expesnes of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2015 (Unaudited)

1. Organization.

Strategic Advisers® Income Opportunities Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund currently invests in affiliated and unaffiliated mutual funds (the Underlying Funds). The Fund offers Income Opportunities, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustee compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 7,668
Gross unrealized depreciation	(526,091)
Net unrealized appreciation (depreciation) on securities	$ (518,423)

Tax cost	$ 7,742,111

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $1,400,150 and $1,272,295, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .80% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .30% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 132	$ 132

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets*
Income Opportunities	$ 108.00
Class L	1.00
Class N	1.00
	$ 110

* Annualized

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in the amount equal to .30% of the Fund's average net assets until April 30, 2016. During the period, this waiver reduced the Fund's management fee by $11,037.

The investment adviser has contractually agreed to reimburse Income Opportunities, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2016. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example sub-advisory fees and interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Income Opportunities	.10%	$ 40,728
Class F	.10%	4,186
Class L	.10%	671
Class N	.35%	665

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2015	Year ended February 28, 2015
From net investment income
Income Opportunities	$ 176,899	$ 348,958
Class F	18,415	37,279
Class L	2,906	5,797
Class N	2,759	5,521
Total	$ 200,979	$ 397,555
From net realized gain
Income Opportunities	$ 58,139	$ 46,594
Class F	6,167	4,997
Class L	976	778
Class N	972	776
Total	$ 66,254	$ 53,145

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended August 31, 2015	Year ended February 28, 2015	Six months ended August 31, 2015	Year ended February 28, 2015
Income Opportunities
Shares sold	149,125	451,656	$ 1,519,102	$ 4,840,883
Reinvestment of distributions	22,997	37,241	234,911	395,140
Shares redeemed	(155,964)	(355,829)	(1,589,209)	(3,788,639)
Net increase (decrease)	16,158	133,068	$ 164,804	$ 1,447,384
Class F
Shares sold	13,300	22,962	$ 135,764	$ 244,913
Reinvestment of distributions	2,408	3,982	24,582	42,276
Shares redeemed	(13,063)	(19,020)	(134,044)	(202,158)
Net increase (decrease)	2,645	7,924	$ 26,302	$ 85,031
Class L
Reinvestment of distributions	380	620	3,882	6,560
Net increase (decrease)	380	620	$ 3,882	$ 6,560
Class N
Reinvestment of distributions	365	593	3,731	6,294
Net increase (decrease)	365	593	$ 3,731	$ 6,294

Semiannual Report

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 23% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ODF-USAN-1015
1.941261.103

Strategic Advisers®
Income Opportunities Fund
of Funds
Class F

Semiannual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period C March 1, 2015 to August 31, 2015
Income Opportunities	.10%
Actual		$ 1,000.00	$ 980.50	$ .50
Hypothetical A		$ 1,000.00	$ 1,024.63	$ .51
Class F	.10%
Actual		$ 1,000.00	$ 980.50	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .51
Class L	.10%
Actual		$ 1,000.00	$ 981.40	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .51
Class N	.35%
Actual		$ 1,000.00	$ 980.20	$ 1.74
HypotheticalA		$ 1,000.00	$ 1,023.38	$ 1.78

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
T. Rowe Price High Yield Fund	18.1	17.6
Fidelity Capital & Income Fund	16.2	16.0
Hotchkis & Wiley High Yield Fund Class I	11.3	10.1
BlackRock High Yield Bond Fund Institutional Class	10.8	10.7
Janus High-Yield Fund Class I Shares	10.3	10.1
Fidelity High Income Fund	8.2	8.2
Fidelity Advisor High Income Advantage Fund Class I	7.7	7.7
Eaton Vance Income Fund of Boston Class I	7.7	7.6
MainStay High Yield Corporate Bond Fund Class I	5.1	5.1
Third Avenue Focused Credit Fund Institutional Class	3.0	5.5
	98.4
Asset Allocation (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
High Yield Fixed-Income Funds 100.1%	High Yield Fixed-Income Funds 100.3%
Short-Term Investments and Net Other Assets (Liabilities) (0.1)%†	Short-Term Investments and Net Other Assets (Liabilities) (0.3)%†

Asset allocations of fixed-income funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.
†Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 100.1%
	Shares	Value
High Yield Fixed-Income Funds - 100.1%
BlackRock High Yield Bond Fund Institutional Class	101,469	$ 779,282
Eaton Vance Income Fund of Boston Class I	96,927	554,423
Fidelity Advisor High Income Advantage Fund Class I (a)	56,581	557,885
Fidelity Advisor High Income Fund Class I (a)	15,308	118,177
Fidelity Capital & Income Fund (a)	122,276	1,166,514
Fidelity High Income Fund (a)	68,801	592,374
Hotchkis & Wiley High Yield Fund Class I	67,718	816,684
Janus High-Yield Fund Class I Shares	88,589	744,148
MainStay High Yield Corporate Bond Fund Class I	66,012	370,327
T. Rowe Price High Yield Fund	199,213	1,306,838
Third Avenue Focused Credit Fund Institutional Class	25,237	217,036
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $7,707,121)		7,223,688
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(9,311)
NET ASSETS - 100%		$ 7,214,377
Legend
(a) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor High Income Advantage Fund Class I	$ 568,964	$ 13,109	$ -	$ 13,109	$ 557,885
Fidelity Advisor High Income Fund Class I	123,229	-	-	3,370	118,177
Fidelity Capital & Income Fund	1,188,245	31,976	208	17,801	1,166,514
Fidelity High Income Fund	606,539	16,467	-	16,467	592,374
Total	$ 2,486,977	$ 61,552	$ 208	$ 50,747	$ 2,434,950
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,180,650)	$ 4,788,738
Affiliated issuers (cost $2,526,471)	2,434,950
Total Investments (cost $7,707,121)		$ 7,223,688
Receivable for investments sold		1,590
Receivable for fund shares sold		59,735
Prepaid expenses		25
Receivable from investment adviser for expense reductions		3,631
Other receivables		41
Total assets		7,288,710

Liabilities
Payable for investments purchased	$ 46,229
Payable for fund shares redeemed	15,377
Distributions payable	15
Distribution and service plan fees payable	22
Other affiliated payables	75
Other payables and accrued expenses	12,615
Total liabilities		74,333

Net Assets		$ 7,214,377
Net Assets consist of:
Paid in capital		$ 7,774,785
Undistributed net investment income		1,627
Accumulated undistributed net realized gain (loss) on investments		(78,602)
Net unrealized appreciation (depreciation) on investments		(483,433)
Net Assets		$ 7,214,377

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2015 (Unaudited)

Income Opportunities: Net Asset Value, offering price and redemption price per share ($6,323,141 ÷ 641,624 shares)	$ 9.85

Class F: Net Asset Value, offering price and redemption price per share ($682,845 ÷ 69,296 shares)	$ 9.85

Class L: Net Asset Value, offering price and redemption price per share ($104,432 ÷ 10,598 shares)	$ 9.85

Class N: Net Asset Value, offering price and redemption price per share ($103,959 ÷ 10,550 shares)	$ 9.85

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2015 (Unaudited)

Investment Income
Dividends:
Unaffiliated issuers		$ 152,226
Affiliated issuers		50,747
Total income		202,973

Expenses
Management fee	$ 11,037
Transfer agent fees	110
Distribution and service plan fees	132
Accounting fees and expenses	459
Custodian fees and expenses	5,299
Independent trustees' compensation	41
Registration fees	27,150
Audit	16,840
Legal	30
Miscellaneous	26
Total expenses before reductions	61,124
Expense reductions	(57,287)	3,837
Net investment income (loss)		199,136
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(63,199)
Affiliated issuers	6
Realized gain distributions from underlying funds:
Affiliated issuers	6,984
Total net realized gain (loss)		(56,209)
Change in net unrealized appreciation (depreciation) on investment securities		(282,686)
Net gain (loss)		(338,895)
Net increase (decrease) in net assets resulting from operations		$ (139,759)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 199,136	$ 397,032
Net realized gain (loss)	(56,209)	76,292
Change in net unrealized appreciation (depreciation)	(282,686)	(353,036)
Net increase (decrease) in net assets resulting from operations	(139,759)	120,288
Distributions to shareholders from net investment income	(200,979)	(397,555)
Distributions to shareholders from net realized gain	(66,254)	(53,145)
Total distributions	(267,233)	(450,700)
Share transactions - net increase (decrease)	198,719	1,545,269
Redemption fees	710	1,359
Total increase (decrease) in net assets	(207,563)	1,216,216

Net Assets
Beginning of period	7,421,940	6,205,724
End of period (including undistributed net investment income of $1,627 and undistributed net investment income of $3,470, respectively)	$ 7,214,377	$ 7,421,940

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisors Income Opportunities Fund of Funds

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.42	$ 10.88	$ 10.60	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.277	.585	.616	.436
Net realized and unrealized gain (loss)	(.474)	(.382)	.296	.615
Total from investment operations	(.197)	.203	.912	1.051
Distributions from net investment income	(.279)	(.586)	(.610)	(.431)
Distributions from net realized gain	(.095)	(.079)	(.031)	(.020)
Total distributions	(.374)	(.665)	(.641)	(.451)
Redemption fees added to paid in capital D	.001	.002	.009	- H
Net asset value, end of period	$ 9.85	$ 10.42	$ 10.88	$ 10.60
Total ReturnB, C	(1.95)%	1.95%	9.02%	10.69%
Ratios to Average Net AssetsF
Expenses before reductions	1.65%A	1.53%	4.32%	10.12%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%A
Expenses net of all reductions	.10%A	.10%	.10%	.10%A
Net investment income (loss)	5.39%A	5.50%	5.83%	6.03%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,323	$ 6,515	$ 5,358	$ 1,042
Portfolio turnover rateG	34% A	39%	46%	27%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 19, 2012 (commencement of operations) to February 28, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expesnes of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.0005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisors Income Opportunities Fund of Funds Class F

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.42	$ 10.88	$ 10.60	$ 10.52
Income from Investment Operations
Net investment income (loss) D	.276	.586	.617	.125
Net realized and unrealized gain (loss)	(.473)	(.383)	.295	.096
Total from investment operations	(.197)	.203	.912	.221
Distributions from net investment income	(.279)	(.586)	(.610)	(.121)
Distributions from net realized gain	(.095)	(.079)	(.031)	(.020)
Total distributions	(.374)	(.665)	(.641)	(.141)
Redemption fees added to paid in capitalD	.001	.002	.009	- H
Net asset value, end of period	$ 9.85	$ 10.42	$ 10.88	$ 10.60
Total ReturnB, C	(1.95)%	1.95%	9.02%	2.11%
Ratios to Average Net AssetsF
Expenses before reductions	1.63%A	1.53%	4.16%	7.40%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%A
Expenses net of all reductions	.10%A	.10%	.10%	.10%A
Net investment income (loss)	5.39%A	5.50%	5.83%	5.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 683	$ 694	$ 639	$ 184
Portfolio turnover rateG	34% A	39%	46%	27%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expesnes of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.0005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisors Income Opportunities Fund of Funds Class L

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.41	$ 10.88	$ 10.62
Income from Investment Operations
Net investment income (loss) D	.277	.585	.186
Net realized and unrealized gain (loss)	(.464)	(.392)	.278
Total from investment operations	(.187)	.193	.464
Distributions from net investment income	(.279)	(.586)	(.180)
Distributions from net realized gain	(.095)	(.079)	(.027)
Total distributions	(.374)	(.665)	(.207)
Redemption fees added to paid in capitalD	.001	.002	.003
Net asset value, end of period	$ 9.85	$ 10.41	$ 10.88
Total ReturnB, C	(1.86)%	1.85%	4.44%
Ratios to Average Net AssetsF
Expenses before reductions	1.65%A	1.54%	3.35%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%A
Expenses net of all reductions	.10%A	.10%	.10%A
Net investment income (loss)	5.39%A	5.50%	5.83%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104	$ 106	$ 104
Portfolio turnover rateG	34% A	39%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expesnes of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisors Income Opportunities Fund of Funds Class N

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.41	$ 10.88	$ 10.62
Income from Investment Operations
Net investment income (loss) D	.264	.559	.178
Net realized and unrealized gain (loss)	(.464)	(.392)	.279
Total from investment operations	(.200)	.167	.457
Distributions from net investment income	(.266)	(.560)	(.173)
Distributions from net realized gain	(.095)	(.079)	(.027)
Total distributions	(.361)	(.639)	(.200)
Redemption fees added to paid in capitalD	.001	.002	.003
Net asset value, end of period	$ 9.85	$ 10.41	$ 10.88
Total ReturnB, C	(1.98)%	1.60%	4.37%
Ratios to Average Net AssetsF
Expenses before reductions	1.90%A	1.78%	3.61%A
Expenses net of fee waivers, if any	.35%A	.35%	.35%A
Expenses net of all reductions	.35%A	.35%	.35%A
Net investment income (loss)	5.13%A	5.25%	5.58%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104	$ 106	$ 104
Portfolio turnover rateG	34%A	39%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expesnes of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2015 (Unaudited)

1. Organization.

Strategic Advisers® Income Opportunities Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund currently invests in affiliated and unaffiliated mutual funds (the Underlying Funds). The Fund offers Income Opportunities, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustee compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 7,668
Gross unrealized depreciation	(526,091)
Net unrealized appreciation (depreciation) on securities	$ (518,423)

Tax cost	$ 7,742,111

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $1,400,150 and $1,272,295, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .80% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .30% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 132	$ 132

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets*
Income Opportunities	$ 108.00
Class L	1.00
Class N	1.00
	$ 110

* Annualized

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in the amount equal to .30% of the Fund's average net assets until April 30, 2016. During the period, this waiver reduced the Fund's management fee by $11,037.

The investment adviser has contractually agreed to reimburse Income Opportunities, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2016. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example sub-advisory fees and interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Income Opportunities	.10%	$ 40,728
Class F	.10%	4,186
Class L	.10%	671
Class N	.35%	665

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2015	Year ended February 28, 2015
From net investment income
Income Opportunities	$ 176,899	$ 348,958
Class F	18,415	37,279
Class L	2,906	5,797
Class N	2,759	5,521
Total	$ 200,979	$ 397,555
From net realized gain
Income Opportunities	$ 58,139	$ 46,594
Class F	6,167	4,997
Class L	976	778
Class N	972	776
Total	$ 66,254	$ 53,145

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended August 31, 2015	Year ended February 28, 2015	Six months ended August 31, 2015	Year ended February 28, 2015
Income Opportunities
Shares sold	149,125	451,656	$ 1,519,102	$ 4,840,883
Reinvestment of distributions	22,997	37,241	234,911	395,140
Shares redeemed	(155,964)	(355,829)	(1,589,209)	(3,788,639)
Net increase (decrease)	16,158	133,068	$ 164,804	$ 1,447,384
Class F
Shares sold	13,300	22,962	$ 135,764	$ 244,913
Reinvestment of distributions	2,408	3,982	24,582	42,276
Shares redeemed	(13,063)	(19,020)	(134,044)	(202,158)
Net increase (decrease)	2,645	7,924	$ 26,302	$ 85,031
Class L
Reinvestment of distributions	380	620	3,882	6,560
Net increase (decrease)	380	620	$ 3,882	$ 6,560
Class N
Reinvestment of distributions	365	593	3,731	6,294
Net increase (decrease)	365	593	$ 3,731	$ 6,294

Semiannual Report

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 23% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ODF-F-SANN-1015
1.951508.102

Strategic Advisers®
Income Opportunities Fund of Funds -
Class L and Class N

Semiannual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period C March 1, 2015 to August 31, 2015
Income Opportunities	.10%
Actual		$ 1,000.00	$ 980.50	$ .50
Hypothetical A		$ 1,000.00	$ 1,024.63	$ .51
Class F	.10%
Actual		$ 1,000.00	$ 980.50	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .51
Class L	.10%
Actual		$ 1,000.00	$ 981.40	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .51
Class N	.35%
Actual		$ 1,000.00	$ 980.20	$ 1.74
HypotheticalA		$ 1,000.00	$ 1,023.38	$ 1.78

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
T. Rowe Price High Yield Fund	18.1	17.6
Fidelity Capital & Income Fund	16.2	16.0
Hotchkis & Wiley High Yield Fund Class I	11.3	10.1
BlackRock High Yield Bond Fund Institutional Class	10.8	10.7
Janus High-Yield Fund Class I Shares	10.3	10.1
Fidelity High Income Fund	8.2	8.2
Fidelity Advisor High Income Advantage Fund Class I	7.7	7.7
Eaton Vance Income Fund of Boston Class I	7.7	7.6
MainStay High Yield Corporate Bond Fund Class I	5.1	5.1
Third Avenue Focused Credit Fund Institutional Class	3.0	5.5
	98.4
Asset Allocation (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
High Yield Fixed-Income Funds 100.1%	High Yield Fixed-Income Funds 100.3%
Short-Term Investments and Net Other Assets (Liabilities) (0.1)%†	Short-Term Investments and Net Other Assets (Liabilities) (0.3)%†

Asset allocations of fixed-income funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.
†Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 100.1%
	Shares	Value
High Yield Fixed-Income Funds - 100.1%
BlackRock High Yield Bond Fund Institutional Class	101,469	$ 779,282
Eaton Vance Income Fund of Boston Class I	96,927	554,423
Fidelity Advisor High Income Advantage Fund Class I (a)	56,581	557,885
Fidelity Advisor High Income Fund Class I (a)	15,308	118,177
Fidelity Capital & Income Fund (a)	122,276	1,166,514
Fidelity High Income Fund (a)	68,801	592,374
Hotchkis & Wiley High Yield Fund Class I	67,718	816,684
Janus High-Yield Fund Class I Shares	88,589	744,148
MainStay High Yield Corporate Bond Fund Class I	66,012	370,327
T. Rowe Price High Yield Fund	199,213	1,306,838
Third Avenue Focused Credit Fund Institutional Class	25,237	217,036
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $7,707,121)		7,223,688
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(9,311)
NET ASSETS - 100%		$ 7,214,377
Legend
(a) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor High Income Advantage Fund Class I	$ 568,964	$ 13,109	$ -	$ 13,109	$ 557,885
Fidelity Advisor High Income Fund Class I	123,229	-	-	3,370	118,177
Fidelity Capital & Income Fund	1,188,245	31,976	208	17,801	1,166,514
Fidelity High Income Fund	606,539	16,467	-	16,467	592,374
Total	$ 2,486,977	$ 61,552	$ 208	$ 50,747	$ 2,434,950
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,180,650)	$ 4,788,738
Affiliated issuers (cost $2,526,471)	2,434,950
Total Investments (cost $7,707,121)		$ 7,223,688
Receivable for investments sold		1,590
Receivable for fund shares sold		59,735
Prepaid expenses		25
Receivable from investment adviser for expense reductions		3,631
Other receivables		41
Total assets		7,288,710

Liabilities
Payable for investments purchased	$ 46,229
Payable for fund shares redeemed	15,377
Distributions payable	15
Distribution and service plan fees payable	22
Other affiliated payables	75
Other payables and accrued expenses	12,615
Total liabilities		74,333

Net Assets		$ 7,214,377
Net Assets consist of:
Paid in capital		$ 7,774,785
Undistributed net investment income		1,627
Accumulated undistributed net realized gain (loss) on investments		(78,602)
Net unrealized appreciation (depreciation) on investments		(483,433)
Net Assets		$ 7,214,377

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2015 (Unaudited)

Income Opportunities: Net Asset Value, offering price and redemption price per share ($6,323,141 ÷ 641,624 shares)	$ 9.85

Class F: Net Asset Value, offering price and redemption price per share ($682,845 ÷ 69,296 shares)	$ 9.85

Class L: Net Asset Value, offering price and redemption price per share ($104,432 ÷ 10,598 shares)	$ 9.85

Class N: Net Asset Value, offering price and redemption price per share ($103,959 ÷ 10,550 shares)	$ 9.85

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2015 (Unaudited)

Investment Income
Dividends:
Unaffiliated issuers		$ 152,226
Affiliated issuers		50,747
Total income		202,973

Expenses
Management fee	$ 11,037
Transfer agent fees	110
Distribution and service plan fees	132
Accounting fees and expenses	459
Custodian fees and expenses	5,299
Independent trustees' compensation	41
Registration fees	27,150
Audit	16,840
Legal	30
Miscellaneous	26
Total expenses before reductions	61,124
Expense reductions	(57,287)	3,837
Net investment income (loss)		199,136
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(63,199)
Affiliated issuers	6
Realized gain distributions from underlying funds:
Affiliated issuers	6,984
Total net realized gain (loss)		(56,209)
Change in net unrealized appreciation (depreciation) on investment securities		(282,686)
Net gain (loss)		(338,895)
Net increase (decrease) in net assets resulting from operations		$ (139,759)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 199,136	$ 397,032
Net realized gain (loss)	(56,209)	76,292
Change in net unrealized appreciation (depreciation)	(282,686)	(353,036)
Net increase (decrease) in net assets resulting from operations	(139,759)	120,288
Distributions to shareholders from net investment income	(200,979)	(397,555)
Distributions to shareholders from net realized gain	(66,254)	(53,145)
Total distributions	(267,233)	(450,700)
Share transactions - net increase (decrease)	198,719	1,545,269
Redemption fees	710	1,359
Total increase (decrease) in net assets	(207,563)	1,216,216

Net Assets
Beginning of period	7,421,940	6,205,724
End of period (including undistributed net investment income of $1,627 and undistributed net investment income of $3,470, respectively)	$ 7,214,377	$ 7,421,940

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisors Income Opportunities Fund of Funds

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.42	$ 10.88	$ 10.60	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.277	.585	.616	.436
Net realized and unrealized gain (loss)	(.474)	(.382)	.296	.615
Total from investment operations	(.197)	.203	.912	1.051
Distributions from net investment income	(.279)	(.586)	(.610)	(.431)
Distributions from net realized gain	(.095)	(.079)	(.031)	(.020)
Total distributions	(.374)	(.665)	(.641)	(.451)
Redemption fees added to paid in capital D	.001	.002	.009	- H
Net asset value, end of period	$ 9.85	$ 10.42	$ 10.88	$ 10.60
Total ReturnB, C	(1.95)%	1.95%	9.02%	10.69%
Ratios to Average Net AssetsF
Expenses before reductions	1.65%A	1.53%	4.32%	10.12%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%A
Expenses net of all reductions	.10%A	.10%	.10%	.10%A
Net investment income (loss)	5.39%A	5.50%	5.83%	6.03%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,323	$ 6,515	$ 5,358	$ 1,042
Portfolio turnover rateG	34% A	39%	46%	27%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 19, 2012 (commencement of operations) to February 28, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expesnes of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.0005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisors Income Opportunities Fund of Funds Class F

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.42	$ 10.88	$ 10.60	$ 10.52
Income from Investment Operations
Net investment income (loss) D	.276	.586	.617	.125
Net realized and unrealized gain (loss)	(.473)	(.383)	.295	.096
Total from investment operations	(.197)	.203	.912	.221
Distributions from net investment income	(.279)	(.586)	(.610)	(.121)
Distributions from net realized gain	(.095)	(.079)	(.031)	(.020)
Total distributions	(.374)	(.665)	(.641)	(.141)
Redemption fees added to paid in capitalD	.001	.002	.009	- H
Net asset value, end of period	$ 9.85	$ 10.42	$ 10.88	$ 10.60
Total ReturnB, C	(1.95)%	1.95%	9.02%	2.11%
Ratios to Average Net AssetsF
Expenses before reductions	1.63%A	1.53%	4.16%	7.40%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%A
Expenses net of all reductions	.10%A	.10%	.10%	.10%A
Net investment income (loss)	5.39%A	5.50%	5.83%	5.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 683	$ 694	$ 639	$ 184
Portfolio turnover rateG	34% A	39%	46%	27%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expesnes of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.0005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisors Income Opportunities Fund of Funds Class L

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.41	$ 10.88	$ 10.62
Income from Investment Operations
Net investment income (loss) D	.277	.585	.186
Net realized and unrealized gain (loss)	(.464)	(.392)	.278
Total from investment operations	(.187)	.193	.464
Distributions from net investment income	(.279)	(.586)	(.180)
Distributions from net realized gain	(.095)	(.079)	(.027)
Total distributions	(.374)	(.665)	(.207)
Redemption fees added to paid in capitalD	.001	.002	.003
Net asset value, end of period	$ 9.85	$ 10.41	$ 10.88
Total ReturnB, C	(1.86)%	1.85%	4.44%
Ratios to Average Net AssetsF
Expenses before reductions	1.65%A	1.54%	3.35%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%A
Expenses net of all reductions	.10%A	.10%	.10%A
Net investment income (loss)	5.39%A	5.50%	5.83%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104	$ 106	$ 104
Portfolio turnover rateG	34% A	39%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expesnes of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisors Income Opportunities Fund of Funds Class N

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.41	$ 10.88	$ 10.62
Income from Investment Operations
Net investment income (loss) D	.264	.559	.178
Net realized and unrealized gain (loss)	(.464)	(.392)	.279
Total from investment operations	(.200)	.167	.457
Distributions from net investment income	(.266)	(.560)	(.173)
Distributions from net realized gain	(.095)	(.079)	(.027)
Total distributions	(.361)	(.639)	(.200)
Redemption fees added to paid in capitalD	.001	.002	.003
Net asset value, end of period	$ 9.85	$ 10.41	$ 10.88
Total ReturnB, C	(1.98)%	1.60%	4.37%
Ratios to Average Net AssetsF
Expenses before reductions	1.90%A	1.78%	3.61%A
Expenses net of fee waivers, if any	.35%A	.35%	.35%A
Expenses net of all reductions	.35%A	.35%	.35%A
Net investment income (loss)	5.13%A	5.25%	5.58%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104	$ 106	$ 104
Portfolio turnover rateG	34%A	39%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expesnes of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2015 (Unaudited)

1. Organization.

Strategic Advisers® Income Opportunities Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund currently invests in affiliated and unaffiliated mutual funds (the Underlying Funds). The Fund offers Income Opportunities, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustee compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 7,668
Gross unrealized depreciation	(526,091)
Net unrealized appreciation (depreciation) on securities	$ (518,423)

Tax cost	$ 7,742,111

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $1,400,150 and $1,272,295, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .80% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .30% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 132	$ 132

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets*
Income Opportunities	$ 108.00
Class L	1.00
Class N	1.00
	$ 110

* Annualized

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in the amount equal to .30% of the Fund's average net assets until April 30, 2016. During the period, this waiver reduced the Fund's management fee by $11,037.

The investment adviser has contractually agreed to reimburse Income Opportunities, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2016. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example sub-advisory fees and interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Income Opportunities	.10%	$ 40,728
Class F	.10%	4,186
Class L	.10%	671
Class N	.35%	665

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2015	Year ended February 28, 2015
From net investment income
Income Opportunities	$ 176,899	$ 348,958
Class F	18,415	37,279
Class L	2,906	5,797
Class N	2,759	5,521
Total	$ 200,979	$ 397,555
From net realized gain
Income Opportunities	$ 58,139	$ 46,594
Class F	6,167	4,997
Class L	976	778
Class N	972	776
Total	$ 66,254	$ 53,145

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended August 31, 2015	Year ended February 28, 2015	Six months ended August 31, 2015	Year ended February 28, 2015
Income Opportunities
Shares sold	149,125	451,656	$ 1,519,102	$ 4,840,883
Reinvestment of distributions	22,997	37,241	234,911	395,140
Shares redeemed	(155,964)	(355,829)	(1,589,209)	(3,788,639)
Net increase (decrease)	16,158	133,068	$ 164,804	$ 1,447,384
Class F
Shares sold	13,300	22,962	$ 135,764	$ 244,913
Reinvestment of distributions	2,408	3,982	24,582	42,276
Shares redeemed	(13,063)	(19,020)	(134,044)	(202,158)
Net increase (decrease)	2,645	7,924	$ 26,302	$ 85,031
Class L
Reinvestment of distributions	380	620	3,882	6,560
Net increase (decrease)	380	620	$ 3,882	$ 6,560
Class N
Reinvestment of distributions	365	593	3,731	6,294
Net increase (decrease)	365	593	$ 3,731	$ 6,294

Semiannual Report

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 23% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ODF-L-ODF-N-SANN-1015
1.9585965.101
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Strategic Advisers® International II Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2015

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P, and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period C March 1, 2015 to August 31, 2015
Actual	.18%	$ 1,000.00	$ 964.10	$ .89
Hypothetical A		$ 1,000.00	$ 1,024.28	$ .92

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity International Discovery Fund	17.5	20.8
Fidelity Diversified International Fund	15.8	17.7
Fidelity Overseas Fund	14.0	0.0
Fidelity International Capital Appreciation Fund	11.1	13.5
Fidelity Advisor Overseas Fund Class I	5.9	8.3
Fidelity International Value Fund	5.4	4.3
Fidelity Japan Fund	2.3	0.0
Fidelity International Small Cap Opportunities Fund	1.7	2.3
Fidelity International Real Estate Fund	1.1	1.1
Fidelity Advisor Global Capital Appreciation Fund Class I	0.9	1.0
	75.7
Asset Allocation (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
Stocks 16.5%	Stocks 20.4%
Foreign Large Blend Funds 14.0%	Foreign Large Blend Funds 0.0%
Foreign Large Growth Funds 50.4%	Foreign Large Growth Funds 60.4%
Foreign Large Value Funds 5.4%	Foreign Large Value Funds 4.3%
Foreign Small Mid Growth Funds 1.7%	Foreign Small Mid Growth Funds 2.3%
Other 4.0%	Other 1.8%
Sector Funds 1.1%	Sector Funds 1.1%
Short-Term Investments and Net Other Assets (Liabilities) 6.9%	Short-Term Investments and Net Other Assets (Liabilities) 9.7%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.
Percentages shown as 0.0% may reflect amounts less than 0.05%

Semiannual Report

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 16.3%
	Shares	Value
CONSUMER DISCRETIONARY - 2.0%
Auto Components - 0.2%
Bridgestone Corp.	36,100	$ 1,207,098
Continental AG	8,565	1,820,845
DENSO Corp.	13,600	606,799
Valeo SA	4,510	566,820
		4,201,562
Automobiles - 0.5%
Fuji Heavy Industries Ltd.	26,900	940,393
Isuzu Motors Ltd.	59,300	671,760
Renault SA	16,573	1,377,881
Suzuki Motor Corp.	44,200	1,500,873
Toyota Motor Corp.	90,600	5,355,026
Yamaha Motor Co. Ltd.	28,100	540,951
		10,386,884
Hotels, Restaurants & Leisure - 0.2%
Accor SA	24,454	1,160,208
Flight Centre Travel Group Ltd.	42,440	1,117,792
InterContinental Hotel Group PLC	15,119	566,052
MGM China Holdings Ltd.	382,800	633,221
Whitbread PLC	11,623	855,569
		4,332,842
Household Durables - 0.3%
Barratt Developments PLC	27,835	273,148
Sony Corp. (a)	86,500	2,230,488
Taylor Wimpey PLC	768,585	2,374,119
Techtronic Industries Co. Ltd.	362,000	1,310,198
		6,187,953
Media - 0.4%
Altice NV:
Class A (a)	43,713	1,247,161
Class B (a)	32,117	1,008,402
Axel Springer Verlag AG	6,491	393,111
Dentsu, Inc.	18,000	921,479
ITV PLC	761,300	2,922,874
ProSiebenSat.1 Media AG	27,021	1,316,110
RELX NV	49,388	761,204
		8,570,341
Multiline Retail - 0.0%
Don Quijote Holdings Co. Ltd.	19,500	755,453
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.3%
Fast Retailing Co. Ltd.	1,500	$ 608,020
H&M Hennes & Mauritz AB (B Shares)	61,747	2,376,231
Inditex SA	45,842	1,529,873
Nitori Holdings Co. Ltd.	9,200	730,215
		5,244,339
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	10,030	750,945
LVMH Moet Hennessy - Louis Vuitton SA	9,601	1,601,520
		2,352,465
TOTAL CONSUMER DISCRETIONARY		42,031,839
CONSUMER STAPLES - 1.9%
Beverages - 0.5%
Anheuser-Busch InBev SA NV	37,621	4,103,274
Asahi Group Holdings	36,700	1,208,547
Diageo PLC	130,020	3,445,134
SABMiller PLC	44,248	2,073,622
		10,830,577
Food & Staples Retailing - 0.2%
Koninklijke Ahold NV	75,408	1,490,565
Seven & i Holdings Co. Ltd.	41,200	1,791,571
Tesco PLC	511,606	1,484,900
		4,767,036
Food Products - 0.4%
Danone SA	30,825	1,909,717
Nestle SA	72,096	5,311,090
		7,220,807
Household Products - 0.1%
Svenska Cellulosa AB (SCA) (B Shares)	49,677	1,416,493
Personal Products - 0.4%
Beiersdorf AG	14,373	1,189,973
L'Oreal SA	12,962	2,221,069
Unilever NV (Certificaten Van Aandelen) (Bearer)	79,463	3,184,444
Unilever PLC	36,046	1,445,621
		8,041,107
Tobacco - 0.3%
British American Tobacco PLC (United Kingdom)	10,417	551,606
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Imperial Tobacco Group PLC	71,682	$ 3,474,775
Japan Tobacco, Inc.	73,300	2,605,038
		6,631,419
TOTAL CONSUMER STAPLES		38,907,439
ENERGY - 0.8%
Energy Equipment & Services - 0.0%
Amec Foster Wheeler PLC	62,699	775,947
Oil, Gas & Consumable Fuels - 0.8%
BG Group PLC	188,545	2,861,656
Lundin Petroleum AB (a)	51,692	675,305
Royal Dutch Shell PLC:
Class A (United Kingdom)	131,341	3,421,733
Class B (United Kingdom)	34,575	902,722
Santos Ltd.	322,245	1,176,441
Statoil ASA	80,439	1,225,968
Total SA	111,963	5,162,209
		15,426,034
TOTAL ENERGY		16,201,981
FINANCIALS - 4.4%
Banks - 2.2%
Australia & New Zealand Banking Group Ltd.	57,772	1,148,298
Bank of Ireland (a)	1,646,400	642,617
Barclays PLC	399,724	1,588,427
Danske Bank A/S	73,676	2,281,831
DBS Group Holdings Ltd.	151,900	1,911,870
Hang Seng Bank Ltd.	58,600	1,042,695
HSBC Holdings PLC (United Kingdom)	482,347	3,812,312
ING Groep NV (Certificaten Van Aandelen)	191,897	2,940,329
Intesa Sanpaolo SpA	934,028	3,398,329
KBC Groep NV	21,528	1,429,408
Lloyds Banking Group PLC	3,069,414	3,617,854
Mitsubishi UFJ Financial Group, Inc.	712,300	4,698,459
Nordea Bank AB	281,757	3,334,757
Seven Bank Ltd.	200,300	851,056
Shinsei Bank Ltd.	237,000	510,859
Societe Generale Series A	54,650	2,664,899
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Standard Chartered PLC (United Kingdom)	38,760	$ 455,001
Sumitomo Mitsui Financial Group, Inc.	10,300	420,410
Sumitomo Mitsui Trust Holdings, Inc.	252,000	1,040,229
Swedbank AB (A Shares)	79,814	1,823,296
Unione di Banche Italiane ScpA	104,095	812,999
United Overseas Bank Ltd.	62,060	852,360
Westpac Banking Corp.	125,231	2,780,802
		44,059,097
Capital Markets - 0.4%
Julius Baer Group Ltd.	28,951	1,409,738
Macquarie Group Ltd.	50,694	2,739,280
Partners Group Holding AG	2,544	821,770
Schroders PLC	21,314	928,206
UBS Group AG	125,302	2,596,389
		8,495,383
Consumer Finance - 0.0%
ACOM Co. Ltd. (a)	117,300	528,478
Diversified Financial Services - 0.3%
Deutsche Boerse AG	11,103	994,122
Japan Exchange Group, Inc.	15,200	471,660
London Stock Exchange Group PLC	34,692	1,341,519
Mitsubishi UFJ Lease & Finance Co. Ltd.	106,900	514,765
ORIX Corp.	193,300	2,590,883
		5,912,949
Insurance - 0.9%
AIA Group Ltd.	517,400	2,860,703
AMP Ltd.	376,875	1,595,808
Assicurazioni Generali SpA	79,619	1,458,995
Aviva PLC	227,905	1,677,970
AXA SA	103,250	2,603,998
Direct Line Insurance Group PLC	69,948	379,001
Prudential PLC	84,780	1,829,751
Sampo Oyj (A Shares)	28,100	1,356,840
Sony Financial Holdings, Inc.	56,200	1,051,132
St. James's Place Capital PLC	49,476	695,056
Tokio Marine Holdings, Inc.	15,200	608,471
Zurich Insurance Group AG	10,651	2,927,606
		19,045,331
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.2%
British Land Co. PLC	109,224	$ 1,374,355
Nippon Prologis REIT, Inc.	221	400,034
Nomura Real Estate Office Fund, Inc.	129	508,564
Westfield Corp. unit	180,565	1,252,866
		3,535,819
Real Estate Management & Development - 0.4%
AEON MALL Co. Ltd.	27,150	456,772
CapitaLand Ltd.	252,300	504,225
Cheung Kong Property Holdings Ltd.	133,948	938,494
Deutsche Annington Immobilien SE	44,908	1,470,735
Hongkong Land Holdings Ltd.	138,600	959,112
Hysan Development Co. Ltd.	106,000	426,733
Leopalace21 Corp. (a)	118,000	573,614
Mitsui Fudosan Co. Ltd.	58,000	1,607,096
Sino Land Ltd.	360,000	535,119
Sun Hung Kai Properties Ltd.	72,000	912,304
		8,384,204
TOTAL FINANCIALS		89,961,261
HEALTH CARE - 2.2%
Health Care Equipment & Supplies - 0.2%
Ansell Ltd.	36,910	581,289
Hoya Corp.	41,200	1,607,433
Olympus Corp.	36,000	1,307,933
		3,496,655
Health Care Providers & Services - 0.2%
Fresenius SE & Co. KGaA	31,858	2,254,003
Miraca Holdings, Inc.	18,500	791,348
		3,045,351
Pharmaceuticals - 1.8%
Astellas Pharma, Inc.	206,800	3,058,670
Bayer AG	27,796	3,772,585
GlaxoSmithKline PLC	81,642	1,666,935
Hikma Pharmaceuticals PLC	35,383	1,235,216
Novartis AG	67,901	6,626,174
Novo Nordisk A/S Series B	57,692	3,185,197
Roche Holding AG (participation certificate)	25,005	6,806,972
Sanofi SA	43,300	4,259,062
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Shire PLC	46,109	$ 3,565,955
Teva Pharmaceutical Industries Ltd.	5,400	351,963
Teva Pharmaceutical Industries Ltd. sponsored ADR	52,759	3,398,207
		37,926,936
TOTAL HEALTH CARE		44,468,942
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.4%
Finmeccanica SpA (a)	163,500	2,214,501
Meggitt PLC	70,061	513,246
Rolls-Royce Group PLC	87,787	1,001,563
Safran SA	30,257	2,363,800
Zodiac Aerospace	38,821	1,180,775
		7,273,885
Airlines - 0.1%
International Consolidated Airlines Group SA (a)	141,740	1,183,199
Building Products - 0.1%
Compagnie de St. Gobain	41,265	1,896,906
Commercial Services & Supplies - 0.0%
Babcock International Group PLC	19,463	289,401
Construction & Engineering - 0.0%
Taisei Corp.	131,000	884,034
Electrical Equipment - 0.2%
Nidec Corp.	18,800	1,471,983
OSRAM Licht AG	36,996	1,957,850
Vestas Wind Systems A/S	21,381	1,142,767
		4,572,600
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd.	133,948	1,785,386
Machinery - 0.6%
Alfa Laval AB	122,145	2,060,277
Andritz AG	13,500	647,166
Ishikawajima-Harima Heavy Industries Co. Ltd.	302,000	933,017
Makita Corp.	21,900	1,236,330
Minebea Ltd.	62,000	739,966
Mitsubishi Heavy Industries Ltd.	200,000	950,542
NGK Insulators Ltd.	69,000	1,550,593
Sandvik AB	160,502	1,550,799
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
SMC Corp.	3,800	$ 919,717
Sulzer AG (Reg.)	5,947	606,912
The Weir Group PLC	35,621	767,432
		11,962,751
Professional Services - 0.1%
Adecco SA (Reg.)	17,889	1,405,544
Capita Group PLC	50,759	962,717
SEEK Ltd.	72,013	632,401
		3,000,662
Road & Rail - 0.1%
East Japan Railway Co.	32,500	3,002,640
Trading Companies & Distributors - 0.2%
Misumi Group, Inc.	46,000	529,463
Mitsubishi Corp.	27,900	518,331
Rexel SA	49,093	753,352
Wolseley PLC	18,939	1,222,634
		3,023,780
TOTAL INDUSTRIALS		38,875,244
INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment & Components - 0.2%
Hamamatsu Photonics K.K.	20,000	494,409
Hitachi Ltd.	300,000	1,682,097
Keyence Corp.	1,600	740,670
Murata Manufacturing Co. Ltd.	5,700	821,048
TDK Corp.	13,700	849,996
		4,588,220
Internet Software & Services - 0.1%
Rocket Internet AG (a)	14,876	418,747
United Internet AG	36,081	1,754,965
		2,173,712
IT Services - 0.1%
Amadeus IT Holding SA Class A	32,530	1,361,947
Capgemini SA	17,070	1,534,707
		2,896,654
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 0.1%
Nintendo Co. Ltd.	5,900	$ 1,213,903
Trend Micro, Inc.	29,600	1,051,489
		2,265,392
Technology Hardware, Storage & Peripherals - 0.1%
Canon, Inc.	23,400	712,930
Konica Minolta, Inc.	56,200	615,357
		1,328,287
TOTAL INFORMATION TECHNOLOGY		13,252,265
MATERIALS - 1.1%
Chemicals - 0.8%
Air Liquide SA	9,650	1,157,052
Clariant AG (Reg.)	73,326	1,323,684
Croda International PLC	12,645	561,157
Daicel Chemical Industries Ltd.	66,200	871,027
Incitec Pivot Ltd.	419,712	1,048,395
Johnson Matthey PLC	17,217	714,647
JSR Corp.	51,800	812,064
K&S AG	61,519	2,301,233
Nitto Denko Corp.	12,900	864,511
Sumitomo Chemical Co. Ltd.	212,000	1,052,412
Symrise AG	9,851	594,611
Syngenta AG (Switzerland)	8,603	2,884,250
Yara International ASA	32,437	1,448,084
		15,633,127
Construction Materials - 0.1%
James Hardie Industries PLC CDI	155,639	1,946,062
Metals & Mining - 0.2%
BHP Billiton Ltd.	29,938	548,395
Hitachi Metals Ltd.	59,500	752,429
Randgold Resources Ltd.	14,299	864,740
Rio Tinto PLC	39,963	1,459,075
		3,624,639
Paper & Forest Products - 0.0%
Mondi PLC	51,525	1,168,582
TOTAL MATERIALS		22,372,410
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.6%
Bezeq The Israel Telecommunication Corp. Ltd.	263,477	$ 473,397
BT Group PLC	29,558	197,187
Deutsche Telekom AG	174,680	2,979,785
HKT Trust/HKT Ltd. unit	647,220	749,100
Iliad SA	3,458	781,123
Orange SA	113,900	1,801,358
Telecom Italia SpA (a)	1,166,736	1,415,998
Telefonica Deutschland Holding AG	70,996	432,040
Telefonica SA	62,589	882,034
TeliaSonera AB	155,744	878,980
Telstra Corp. Ltd.	599,344	2,461,039
		13,052,041
Wireless Telecommunication Services - 0.5%
KDDI Corp.	118,400	2,937,963
SoftBank Corp.	44,900	2,612,433
Vodafone Group PLC	1,287,587	4,433,730
		9,984,126
TOTAL TELECOMMUNICATION SERVICES		23,036,167
UTILITIES - 0.3%
Electric Utilities - 0.1%
Iberdrola SA	230,197	1,564,101
Red Electrica Corporacion SA	10,067	804,776
Tohoku Electric Power Co., Inc.	37,700	516,773
		2,885,650
Multi-Utilities - 0.2%
Centrica PLC	389,501	1,453,580
GDF Suez	27,394	491,382
Suez Environnement SA	79,107	1,427,864
		3,372,826
TOTAL UTILITIES		6,258,476
TOTAL COMMON STOCKS (Cost $319,882,374)		335,366,024
Nonconvertible Preferred Stocks - 0.2%
	Shares	Value
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	15,967	$ 3,036,994
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,267,396)		3,036,994
Equity Funds - 76.6%

Foreign Large Blend Funds - 14.0%
Fidelity Overseas Fund (c)	7,058,982	288,641,787
Foreign Large Growth Funds - 50.4%
Fidelity Advisor Overseas Fund Class I (c)	5,598,527	121,488,027
Fidelity Canada Fund (c)	34,327	1,579,392
Fidelity Diversified International Fund (c)	9,206,435	327,196,686
Fidelity International Capital Appreciation Fund (c)	13,916,671	229,346,735
Fidelity International Discovery Fund (c)	9,130,061	360,454,816
TOTAL FOREIGN LARGE GROWTH FUNDS		1,040,065,656
Foreign Large Value Funds - 5.4%
Fidelity International Value Fund (c)	13,588,889	111,972,443
Foreign Small Mid Growth Funds - 1.7%
Fidelity International Small Cap Opportunities Fund (c)	2,375,997	35,141,001
Sector Funds - 1.1%
Fidelity International Real Estate Fund (c)	2,182,695	22,328,971
Other - 4.0%
Fidelity Advisor Global Capital Appreciation Fund Class I (a)(c)	1,102,652	18,105,539
Fidelity Japan Fund (c)	4,042,798	47,422,023
Fidelity Japan Smaller Companies Fund (c)	1,201,754	16,187,625
TOTAL OTHER		81,715,187
TOTAL EQUITY FUNDS (Cost $1,531,388,321)		1,579,865,045
U.S. Treasury Obligations - 0.4%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.07% 10/22/15 to 10/29/15 (d) (Cost $8,609,561)	$ 8,610,000	8,609,706
Money Market Funds - 6.5%
	Shares	Value
SSgA U.S. Treasury Money Market Fund Class N, 0% (a)(b) (Cost $134,337,542)	134,337,542	$ 134,337,542
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,997,485,194)		2,061,215,311
NET OTHER ASSETS (LIABILITIES) - 0.0%		59,234
NET ASSETS - 100%		$ 2,061,274,545
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
618 CME Nikkei 225 Index Contracts (United States)	Sept. 2015	$ 58,122,900	$ (5,455,897)
765 ICE E-mini MSCI EAFE Index Contracts (United States)	Sept. 2015	66,275,775	(6,181,621)
TOTAL EQUITY INDEX CONTRACTS		$ 124,398,675	$ (11,637,518)

The face value of futures purchased as a percentage of net assets is 6%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $151,389,228
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,342,792.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Global Capital Appreciation Fund Class I	$ 16,777,732	$ 1,784,209	$ -	$ -	$ 18,105,539
Fidelity Advisor Overseas Fund Class I	145,164,347	-	20,485,768	-	121,488,027
Fidelity Canada Fund	1,750,341	-	-	-	1,579,392
Fidelity Diversified International Fund	309,830,193	43,073,324	13,119,610	-	327,196,686
Fidelity International Capital Appreciation Fund	237,626,836	24,544,587	21,163,389	-	229,346,735
Fidelity International Discovery Fund	365,954,674	31,910,305	26,941,047	-	360,454,816
Fidelity International Real Estate Fund	19,091,060	4,460,523	-	-	22,328,971
Fidelity International Small Cap Opportunities Fund	39,664,425	1,784,209	7,038,545	-	35,141,001
Fidelity International Value Fund	76,118,056	40,629,185	-	-	111,972,443
Fidelity Japan Fund	-	50,000,000	-	-	47,422,023
Fidelity Japan Smaller Companies Fund	14,002,817	1,784,209	-	-	16,187,625
Fidelity Overseas Fund	-	303,083,681	-	-	288,641,787
Total	$ 1,225,980,481	$ 503,054,232	$ 88,748,359	$ -	$ 1,579,865,045
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 45,068,833	$ 28,434,226	$ 16,634,607	$ -
Consumer Staples	38,907,439	11,866,497	27,040,942	-
Energy	16,201,981	2,627,693	13,574,288	-
Financials	89,961,261	50,840,388	39,120,873	-
Health Care	44,468,942	11,241,300	33,227,642	-
Industrials	38,875,244	26,138,628	12,736,616	-
Information Technology	13,252,265	5,070,366	8,181,899	-
Materials	22,372,410	12,263,507	10,108,903	-
Telecommunication Services	23,036,167	5,775,679	17,260,488	-
Utilities	6,258,476	5,741,703	516,773	-
Equity Funds	1,579,865,045	1,579,865,045	-	-
U. S. Treasury Obligations	8,609,706	-	8,609,706	-
Money Market Funds	134,337,542	134,337,542	-	-
Total Investments in Securities:	$ 2,061,215,311	$ 1,874,202,574	$ 187,012,737	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (11,637,518)	$ (11,637,518)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 44,572,430
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (11,637,518)
Total Value of Derivatives	$ -	$ (11,637,518)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $466,096,870)	$ 481,350,266
Affiliated issuers (cost $1,531,388,324)	1,579,865,045
Total Investments (cost $1,997,485,194)		$ 2,061,215,311
Cash		58,537
Foreign currency held at value (cost $25,932)		25,926
Receivable for investments sold		1,092,697
Receivable for fund shares sold		9,854,408
Dividends receivable		1,400,579
Prepaid expenses		5,801
Other receivables		9,606
Total assets		2,073,662,865

Liabilities
Payable for investments purchased	$ 9,450,008
Payable for fund shares redeemed	1,029,864
Accrued management fee	128,794
Payable for daily variation margin for derivative instruments	1,571,550
Other affiliated payables	118,454
Other payables and accrued expenses	89,650
Total liabilities		12,388,320

Net Assets		$ 2,061,274,545
Net Assets consist of:
Paid in capital		$ 2,022,949,774
Undistributed net investment income		4,872,743
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(18,609,369)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		52,061,397
Net Assets, for 228,533,549 shares outstanding		$ 2,061,274,545
Net Asset Value, offering price and redemption price per share ($2,061,274,545 ÷ 228,533,549 shares)		$ 9.02

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2015 (Unaudited)

Investment Income
Dividends:
Unaffiliated issuers		$ 7,295,483
Interest		610
Income before foreign taxes withheld		7,296,093
Less foreign taxes withheld		(656,264)
Total income		6,639,829

Expenses
Management fee	$ 3,102,998
Transfer agent fees	255,591
Accounting fees and expenses	409,821
Custodian fees and expenses	38,681
Independent trustees' compensation	9,764
Registration fees	143,882
Audit	28,532
Legal	6,710
Miscellaneous	5,413
Total expenses before reductions	4,001,392
Expense reductions	(2,400,561)	1,600,831
Net investment income (loss)		5,038,998
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,784,530)
Affiliated issuers	(2,826,253)
Foreign currency transactions	(77,161)
Futures contracts	9,544,234
Total net realized gain (loss)		3,856,290
Change in net unrealized appreciation (depreciation) on: Investment securities	(78,060,244)
Assets and liabilities in foreign currencies	8,328
Futures contracts	(19,504,354)
Total change in net unrealized appreciation (depreciation)		(97,556,270)
Net gain (loss)		(93,699,980)
Net increase (decrease) in net assets resulting from operations		$ (88,660,982)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,038,998	$ 17,285,590
Net realized gain (loss)	3,856,290	18,925,157
Change in net unrealized appreciation (depreciation)	(97,556,270)	(4,239,705)
Net increase (decrease) in net assets resulting from operations	(88,660,982)	31,971,042
Distributions to shareholders from net investment income	(2,044,371)	(17,204,564)
Distributions to shareholders from net realized gain	(7,325,661)	(1,369,694)
Total distributions	(9,370,032)	(18,574,258)
Share transactions
Proceeds from sales of shares	850,595,033	656,077,551
Reinvestment of distributions	9,351,948	18,536,042
Cost of shares redeemed	(455,350,638)	(253,075,291)
Net increase (decrease) in net assets resulting from share transactions	404,596,343	421,538,302
Total increase (decrease) in net assets	306,565,329	434,935,086

Net Assets
Beginning of period	1,754,709,216	1,319,774,130
End of period (including undistributed net investment income of $4,872,743 and undistributed net investment income of $1,878,116, respectively)	$ 2,061,274,545	$ 1,754,709,216
Other Information Shares
Sold	89,416,643	71,716,305
Issued in reinvestment of distributions	977,215	2,070,904
Redeemed	(48,352,645)	(27,641,359)
Net increase (decrease)	42,041,213	46,145,850

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 H	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 9.41	$ 9.40	$ 7.88	$ 7.26	$ 8.12	$ 6.79
Income from Investment Operations
Net investment income (loss) D	.03	.11	.14E	.14	.12	.10
Net realized and unrealized gain (loss)	(.36)	.01	1.53	.64	(.86)	1.37
Total from investment operations	(.33)	.12	1.67	.78	(.74)	1.47
Distributions from net investment income	(.01)	(.10)	(.11)	(.14)	(.12)	(.11)
Distributions from net realized gain	(.04)	(.01)	(.04)	(.02)	- I	(.04)
Total distributions	(.06) J	(.11)	(.15)	(.16)	(.12)	(.14) K
Net asset value, end of period	$ 9.02	$ 9.41	$ 9.40	$ 7.88	$ 7.26	$ 8.12
Total ReturnB, C	(3.59)%	1.36%	21.17%	10.89%	(8.91)%	21.75%
Ratios to Average Net AssetsF
Expenses before reductions	.43%A	.47%	.52%	.55%	.51%	.33%
Expenses net of fee waivers, if any	.18%A	.22%	.27%	.30%	.26%	.08%
Expenses net of all reductions	.17%A	.21%	.26%	.27%	.25%	.08%
Net investment income (loss)	.54%A	1.19%	1.61%E	1.87%	1.66%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,061,275	$ 1,754,709	$ 1,319,774	$ 821,211	$ 857,774	$ 920,440
Portfolio turnover rateG	24%A	22%	27%	29%	38%	48%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.31%. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds. G Amount does not include the portfolio activity of any Underlying Funds. H For the year ended February 29. I Amount represents less than $.005 per share. J Total distributions of $.06 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.043 per share. K Total distributions of $.14 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2015 (Unaudited)

1. Organization.

Strategic Advisers® International II Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Semiannual Report

2. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 131,073,553
Gross unrealized depreciation	(79,823,542)
Net unrealized appreciation (depreciation) on securities	$ 51,250,011

Tax cost	$ 2,009,965,300

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $9,544,234 and a change in net unrealized appreciation (depreciation) of ($19,504,354) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $622,623,826 and $203,517,379, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .34% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Adviser. Pyramis Global Advisors, LLC (Pyramis), an affiliate of the investment adviser, served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .04% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $307 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2018. During the period, this waiver reduced the Fund's management fee by $ 2,312,547.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $79,375 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $8,639.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets.

At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds:

Fidelity Advisor Global Capital Appreciation Fund	12%
Fidelity Advisor Overseas Fund	18%
Fidelity International Capital Appreciation Fund	18%
Fidelity International Value Fund	50%

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Adviser

Pyramis Global Advisors, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SIL-USAN-1015
1.926364.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Rutland Square Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 27, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 27, 2015